ING Life Insurance and Annuity Company
Variable Annuity Account C
ING Flexible Income
CONTRACT PROSPECTUS – MAY 1, 2013

The Contract. The contract described in this prospectus is a fixed or variable, group and/or individual immediate annuity contract issued by ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). The contract is available as an internal exchange from certain existing annuity contracts issued by the Company or certain of its affiliates, and to any participants in a retirement plan where the plan sponsor has purchased a group master contract (whether or not connected with an internal exchange). We may also issue contracts directly without a relationship to an existing Company contract or a retirement plan. The contract may be issued as either a nonqualified contract, or as a qualified contract for use with a traditional Individual Retirement Annuity (“IRA”) under section 408(b) of the Internal Revenue Code of 1986, as amended
(“Tax Code”) or with retirement plans under Tax Code sections 401, 403(b) or 457. Contracts sold in New York are not available to 457 plans.
Why Reading This Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. The information will help you decide if the contract is right for you. Please read this prospectus carefully and keep it for future reference.

Investment Options. The contract offers variable investment options and a fixed dollar option. When you purchase the contract, your purchase payment will be applied to the investment options you select. Some investment options may be unavailable through your contract, your plan or in your state.
Variable Income Payments. If you select variable income payments, the amount of your variable income payments will vary based on the performance of the variable investment options that you select. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (the “funds”) listed on the previous page. Subaccount performance will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.
Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the
“INVESTMENT OPTIONS” section on page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.
Fixed Income Payments. If you select fixed income payments, the amount of your fixed income payment amount will not vary. Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed dollar option in APPENDIX I of this prospectus.
Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“CONTRACT DISTRIBUTION” for further information about the amount of compensation we pay.
Getting Additional Information. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2013 Statement of Additional Information (“SAI”) about the separate account free of charge by indicating your request on your application or enrollment form, calling us at 1-800-238-6273 or writing to us at the address referenced under “CONTRACT OVERVIEW - Questions: Contacting the Company”
section of the prospectus. You may also obtain a prospectus or an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and
Exchange Commission’s (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operation of the SEC Public
Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-109622. The SAI table of contents is listed on page 43 of this prospectus. The SAI is incorporated into this prospectus by reference.
Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.
The contracts are not deposits with, obligations of, or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”). The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

PRO.109622-13

CONTRACT PROSPECTUS – MAY 1, 2013 (CONTINUED)

The Funds
Calvert VP SRI Balanced Portfolio		ING Large Cap Value Portfolio (Class I)
Fidelity ® VIP Contrafund ® Portfolio (Initial Class)		ING Money Market Portfolio (Class I)
Fidelity ® VIP Equity-Income Portfolio (Initial Class)		ING Multi-Manager Large Cap Core Portfolio (Class I) (1)
Fidelity ® VIP Growth Portfolio (Initial Class)		ING Oppenheimer Global Portfolio (Class I)
Franklin Small Cap Value Securities Fund (Class 2)		ING PIMCO Total Return Portfolio (Class S)
ING American Century Small-Mid Cap Value Portfolio (Class S)		ING Pioneer High Yield Portfolio (Class I)
ING Balanced Portfolio (Class I)		ING Pioneer Mid Cap Value Portfolio (Class I)
ING Baron Growth Portfolio (Class S)		ING RussellTM Large Cap Growth Index Portfolio (Class I)
ING BlackRock Large Cap Growth Portfolio (Class I)		ING RussellTM Large Cap Index Portfolio (Class S)
ING Columbia Contrarian Core Portfolio (Class S) (1)		ING Small Company Portfolio (Class I) (2)
ING Clarion Real Estate Portfolio (Class I)		ING Strategic Allocation Conservative Portfolio (Class I)(3)
ING Global Bond Portfolio (Class I)		ING Strategic Allocation Growth Portfolio (Class I) (3)
ING Growth and Income Portfolio (Class I)		ING Strategic Allocation Moderate Portfolio (Class I) (3)
ING Index Plus LargeCap Portfolio (Class I)		ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING Index Plus MidCap Portfolio (Class I)		(Class I)
ING Index Plus SmallCap Portfolio (Class I)		ING T. Rowe Price Equity Income Portfolio (Class S)
ING Intermediate Bond Portfolio (Class I)		ING T. Rowe Price Growth Equity Portfolio (Class I)
ING International Index Portfolio (Class I)		ING Templeton Foreign Equity Portfolio (Class I)
ING International Value Portfolio (Class I)		Invesco V.I. American Franchise Fund (Series I) (1)
ING Invesco Comstock Portfolio (Class S) (1)		Invesco V.I. Core Equity Fund (Series I) (3)
ING Invesco Equity and Income Portfolio (Class I) (1)		Lord Abbett Series Fund - Mid-Cap Stock Portfolio
ING JPMorgan Mid Cap Value Portfolio (Class S)		(Class VC) (1)
ING Large Cap Growth Portfolio (Class I)

(1)	This fund has changed its name to the name listed above. See “APPENDIX II – DESCRIPTION OF UNDERLYING
FUNDS” for a complete list of new and former fund names.
(2)	ING Small Company Portfolio is only available to plans offering the fund prior to April 29, 2011.
(3)	These funds are structured as fund of funds that invest directly in shares of underlying funds. See “FEES – Fund Fees and
Expenses” for additional information.

PRO.109622-13	2

TABLE OF CONTENTS

CONTRACT OVERVIEW	4
Contract Design
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Facts

FEE TABLE	6
CONDENSED FINANCIAL INFORMATION	9
THE COMPANY	9
CONTRACT PURCHASE AND PARTICIPATION	10
RIGHT TO CANCEL	11
INVESTMENT OPTIONS	11
FEES	16
CALCULATING VARIABLE INCOME PAYMENTS	20
WITHDRAWALS	21
DEATH BENEFIT	22
INCOME PAYMENTS	23
TAX CONSIDERATIONS	27
CONTRACT DISTRIBUTION	38
OTHER TOPICS	41
Anti-Money Laundering – Payment Delay or Suspension – Performance Reporting –
Contract Modification – Transfer of Ownership – Legal Proceedings
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	43
APPENDIX I – FIXED DOLLAR OPTION	44
APPENDIX II – DESCRIPTION OF UNDERLYING FUNDS	47
APPENDIX III – CALCULATION OF PRESENT VALUE OF REMAINING	53
GUARANTEED VARIABLE OR FIXED INCOME PAYMENTS
APPENDIX IV – CONDENSED FINANCIAL INFORMATION	CFI 1

PRO.109622-13 3

CONTRACT OVERVIEW

The following is intended as a summary. Please read each section of this prospectus for	Questions:
additional information.	Contacting the

Contract Design	Company
To answer your
The contract described in this prospectus is a fixed and/or variable, group or individual	questions, contact your
immediate annuity contract. It is designed for individuals who would like regular income	sales representative or
payments from an annuity contract.	write or call our

Who’s Who	Customer Service
Center at:
Contract Holder: The person or plan to whom we issue an individually owned contract,
or the plan to which we issue a group master contract. We may also refer to the contract	ING
Attention: Payout
holder as the contract owner.	Services
You (the “Participant”): The individual who owns an individual contract, participates	One Orange Way
in a group master contract, or who receives income payments in connection with an	Windsor, CT 06095-
individual contract owned by a plan sponsor.	4774
We (the “Company”): ING Life Insurance and Annuity Company. We issue the	1-800-238-6273
contract.
Sending Forms and
For greater detail, please review “CONTRACT PURCHASE AND	Written Requests in
PARTICIPATION.”	Good Order
The Contract and Your Retirement Plan	If you are writing to
We may offer this contract to employees or other individuals in connection with a	change your
retirement plan.	beneficiary, request a
withdrawal, or for any
Plan Type. We refer to a retirement plan by the Tax Code section under which it	other purpose, contact
qualifies. For example: a “457 plan” is a plan that qualifies for tax treatment under Tax	your sales
Code section 457. We are not a party to the plan, so the terms and the conditions of the	representative or write
contract and the plan may differ.	or call us to learn what
Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on	information is required
amounts held in annuity contracts are generally not taxed until they are withdrawn.	for the request to be in
However, in the case of a qualified retirement account (such as a 401(a), 403(b), 408(b)	“good order.” By
or 457(b) retirement plan), an annuity contract is not necessary to obtain this favorable	contacting us, we can
tax treatment and does not provide any tax benefits beyond the deferral already available	provide you with the
to the tax qualified account itself. Annuities do provide other features and benefits (such	appropriate
as the option of lifetime income phase options at established rates) that may be valuable	administrative form
to you. You should discuss your alternatives with your financial representative taking	for your requested
into account the additional fees and expenses you may incur in an annuity. See	transaction.
“CONTRACT PURCHASE AND PARTICIPATION.”	Generally, a request is
Contract Rights	considered to be in
“good order” when it
For individual and group master contracts issued in connection with 401 and 457 plans,	is signed, dated and
the plan sponsor is the contract holder and holds the rights under the contract. Section	made with such clarity
401 and 457 plan sponsors may allow their participants to exercise certain limited	and completeness that
contract rights. For example, a section 401 or 457 plan sponsor has the right to make	we are not required to
investment selections, but may permit their individual participants to exercise that right.	exercise any discretion
For individual contracts issued on a nonqualified basis and those issued in connection	in carrying it out.
with 408(b) and most 403(b) retirement plans, the individual is the contract holder and
holds all contract rights. In situations where an individual or group master contract is	We can only act upon
issued to the plan sponsor of a 403(b) plan, the participant generally holds all contract	requests that are
rights. However, pursuant to Treasury Department regulations that were generally	received in good
effective on January 1, 2009, the exercise of certain of these rights may require the	order.
consent and approval of the contract holder or its delegate. We reserve the right to modify the contracts to comply with these regulations where allowed, or where required by law. See “TAX CONSIDERATIONS - Distributions – Eligibility – 403(b) Plans.”

PRO.109622-13 4

Contract Facts

Income Payment Options. You may select from a number of features for your payments including but not limited to: duration, number of payees, payments to beneficiaries, guaranteed minimum payment amount, and variable or fixed payments. Some features require payment of additional fees. See “INCOME PAYMENTS.”

Free Look/Right to Cancel. The contract holder may cancel the contract no later than within 10 days of receipt
(some states require more than 10 days). Participants in 403(b) plans and some 401 plans may cancel their participation in a group contract no later than 10 days after they receive evidence of participation in the contract. See
“RIGHT TO CANCEL.”

Death Benefit. If any guaranteed income payments remain to be paid at the time of the death of the annuitant or both annuitants, if applicable, they may be paid to your beneficiary. See “DEATH BENEFIT.”

Withdrawals. Some income payment options allow you to withdraw a portion or all of any remaining guaranteed payments. An early withdrawal charge may apply. See “WITHDRAWALS.”

Fees. Certain fees associated with the contract will reduce income payments. See “FEE TABLE” and “FEES.”

Taxation. The Tax Code has certain rules that apply to amounts distributed under the contract. Tax penalties may apply if rules are not followed. See “TAX CONSIDERATIONS.”

PRO.109622-13	5

FEE TABLE

The following tables describe the fees and expenses that you will pay when			In this Section:
buying, owning, and surrendering the contract.			•	Maximum Transaction
				Expenses;
The tables and examples in this section show the fees that may affect the			•	Maximum Periodic Fees
amount of variable income payments. For fees applicable to fixed income				and Charges;
payments, see APPENDIX I. See “FEES” for additional information. The			•	Fund Fees and Expenses;
fees shown below do not reflect any state premium tax that may apply.*				and
Maximum Transaction Expenses			•	Examples.

Early Withdrawal Charge			See the “FEES” Section for:
(As a percentage of the present value of remaining guaranteed income			•	Transaction Fees;
payments withdrawn)(1)			•	Redemption Fees;
			•	Fees Deducted from
	Early Withdrawal Charge Schedule(2)			Investments in the
				Separate Account; and
	Number of Years from		•	Reduction or Elimination
	Contract Effective Date(3)	Early Withdrawal Charge		of Certain Fees.

	Fewer than 1	7%
	1 or more but fewer than 2	6%
	2 or more but fewer than 3	5%
	3 or more but fewer than 4	4%
	4 or more but fewer than 5	3%
	5 or more but fewer than 6	2%
	6 or more but fewer than 7	1%
	7 or more	0%

*	State premium taxes (which currently range from 0% to 3.5% of purchase payments) may apply, but are not reflected in
	the fee tables or examples. See “FEES - Premium and Other Taxes.”
(1)	Although the maximum early withdrawal charge is 7% of the remaining guaranteed income payments withdrawn, the total
	early withdrawal charge deducted will not exceed 8.5% of your purchase payment to the contract. See “FEES - Early
	Withdrawal Charge.”
(2)	Not all contracts permit withdrawals. Under certain contracts withdrawals are not allowed during the first year. See
	“WITHDRAWALS.”
(3)	For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from
	the certificate effective date. For amounts transferred into this contract as a result of an internal exchange, see “FEES.”

PRO.109622-13		6

Maximum Periodic Fees and Charges

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Maximum Fees Deducted from the Subaccounts. (Daily deductions, equal to the following percentages on an annual basis, from amounts invested in the subaccounts.)

For Contracts Without the Guaranteed Minimum Income Feature:

	Maximum Charge	Current Charge

Mortality and Expense Risk Charge	1.25%	0.95%
Administrative Expense Charge(4)	0.25%	0.00%
Total Separate Account Expenses	1.50%	0.95%

For Contracts With the Five-Year Guaranteed Minimum Income Feature:

	Maximum Charge	Current Charge

Mortality and Expense Risk Charge	1.25%	0.95%
Administrative Expense Charge(4)	0.25%	0.00%
Five-Year Guaranteed Minimum Income Charge(5)	1.00%	1.00%
Total Separate Account Expenses	2.50%	1.95%

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by a fund that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the fund’s most recent fiscal year end without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees,	0.34%	1.42%
distribution and/or service (12b-1) fees, and other expenses):

See the “FEES – Fund Fees and Expenses” section of this prospectus for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

(4)	We currently do not impose an administrative expense charge; however, we reserve the right to impose this charge for new contracts and to deduct a daily charge from the subaccounts equivalent to not more than 0.25% annually.
(5) This charge terminates after five years.

PRO.109622-13 7

Examples

The following examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include maximum contract holder transaction expenses, maximum separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Maximum Fund Fees and Expenses Examples. The following Examples assume that you invest $10,000 in the contract and that your investment has a 5% return each year. For the purpose of these Examples, we deducted the maximum total annual fees and expenses of any of the funds available for each type of contract and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually for the first five years, as applicable) and assume you have selected the “nonlifetime-guaranteed payments” income payment option for a 15 year period with a 3.5% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your remaining				(B) If you do not withdraw your
	guaranteed payments at the end of the				remaining guaranteed payments, you
	periods shown, you would pay the				would pay the following fees at the end
	following fees, including any applicable				of the periods shown (no early
	early withdrawal charge:				withdrawal charge is reflected):
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to contracts without	$901	$1,307	$1,719	$3,115	$294	$892	$1,506	$3,115
the guaranteed minimum
income feature

Applicable to contracts with	$956	$1,471	$1,991	$3,141	$352	$1,063	$1,784	$3,141
the five-year guaranteed
minimum income feature

Minimum Fund Fees and Expenses Examples. The following Examples assume that you invest $10,000 in the contract and that your investment has a 5% return each year. For the purpose of these Examples, we deducted the minimum total annual fees and expenses of any of the funds available for each type of contract and the maximum charges under the contract (i.e., a maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.25% annually, and the guaranteed minimum income charge of 1.00% annually for the first five years, as applicable) and assume you have selected the “nonlifetime-guaranteed payments” income payment option for a 15 year period with a 3.5% assumed annual net return rate.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your remaining				(B) If you do not withdraw your
	guaranteed payments at the end of the				remaining guaranteed payments, you
	periods shown, you would pay the				would pay the following fees at the end
	following fees, including any applicable				of the periods shown (no early
	early withdrawal charge:				withdrawal charge is reflected):
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Applicable to contracts without	$800	$1,000	$1,199	$2,072	$186	$571	$975	$2,072
the guaranteed minimum
income feature

Applicable to contracts with	$894	$1,285	$1,682	$2,513	$286	$869	$1,468	$2,513
the five-year guaranteed
minimum income feature

PRO.109622-13			8

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX IV of this prospectus, we provide condensed financial information about the separate account subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccount under the contract.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for ING Life Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company.

Pursuant to an agreement with the European Commission (“EC”), ING has announced its intention to divest itself of ING U.S., Inc. and its subsidiaries, including the Company (“ING U.S.”), which constitutes ING’s U.S.-
based retirement, investment management and insurance operations. Under the agreement with the EC, ING is required to divest itself of at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014 and
100% by the end of 2016. While all options for effecting the separation from ING remain open, ING has announced that the base case for this separation includes an initial public offering (“IPO”) of ING U.S., and in connection with the proposed IPO of its common stock ING U.S. filed a registration statement on Form S-1 with the SEC in
November 2012, which was amended in January, March and April 2013. While the base case for the separation is an
IPO, all options remain open and it is possible that ING’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

One Orange Way
Windsor, Connecticut 06095-4774

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For
example, U.S. federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “TAX
CONSIDERATIONS,” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self-regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

PRO.109622-13	9

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contract is designed for persons who would like to receive regular income payments from an annuity contract. The contract is available as an internal exchange from certain existing annuity contracts issued by the Company or certain of its affiliates, and to any participants in a retirement plan where the plan sponsor has purchased a group master contract (whether or not connected with an internal exchange). We may also issue contracts directly without a relationship to an existing Company contract or a retirement plan. The contract is available as either a nonqualified contract or as a qualified contract for use with a traditional IRA under section 408(b) of the Tax Code or with retirement plans qualifying under Tax Code sections 401, 403(b) or 457.
Contracts sold in New York are not available to 457 plans. Availability as a group contract is subject to state approval. We reserve the right to limit purchase of an individual nonqualified contract to natural persons.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. We must be notified by the employer or plan trustee if the contract is offered in connection with a 403(b) or 401 plan that is subject to Title I of the Employee Retirement Income Security Act of 1974
(“ERISA”), as amended.

How to Purchase. You may purchase the contract by submitting your purchase payment and the required application or enrollment forms to us.

Purchase Payment Amount. To purchase a contract you must make one payment of at least $10,000. After your initial payment, no additional purchase payments may be made. We reserve the right to lower the minimum required payment, to establish a maximum payment amount and to reject any payment exceeding the maximum.

Acceptance or Rejection. We must accept or reject your application or enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payment for five business days pending completion. In all cases, we may hold a purchase payment for longer periods with your permission. If we reject your application or enrollment, we will return the forms and any purchase payment.

Age Requirements. The maximum issue age is between 80 and 95, depending upon the income payment option and features selected. We reserve the right to modify the maximum issue age.

Allocation of Your Purchase Payment to the Investment Options. We will allocate your purchase payment, less any applicable premium taxes, among the investment options you select. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment. Thereafter, more options can be selected at any one time. You may also select the fixed dollar option and allocate all or a portion of your purchase payment to the general account. See “INVESTMENT OPTIONS.” Allocations must be in whole percentages. Any purchase payment received before we accept the application or enrollment materials will be invested as of the day we do accept them.

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your sales representative. Make sure that you understand the investment options it provides, its other features, the risk and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

• Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-
term investment or expect to need to make withdrawals before you are 59½;
• Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

PRO.109622-13 10

• Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides.
As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and
• Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than the contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

RIGHT TO CANCEL

When and How to Cancel. The contract holder may cancel the contract within 10 days of receipt (some states require more than 10 days) by returning it, or the document showing your participation under a group contract, to our Customer Service Center along with a written notice of cancellation. For contracts issued in connection with 401 or 457 plans, the contract holder may follow these procedures on behalf of the participant.

Refunds. On the day we receive the request for cancellation in good order, we will calculate your contract value.
Your refund will equal that value and will reflect deduction of any income payments made. This amount may be more or less than your purchase payment. In certain states (or if you have purchased the contract as an IRA), we may be required to return your entire purchase payment. We will issue your refund within seven calendar days of our receipt of your request in good order.

INVESTMENT OPTIONS

When you purchase the contract, your purchase payment (less any applicable premium tax) will be applied to the investment options you select. If you select variable investment options, you will receive variable income payments.
If you select the fixed dollar option, you will receive fixed income payments. If you select one or more variable investment options and the fixed dollar option, a portion of your payment will vary and a portion will remain fixed.

Variable Investment Options

These options are called subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund and earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940
(the “1940 Act”). It also meets the definition of separate account under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

PRO.109622-13	11

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus.
We also provide brief descriptions of each fund in APPENDIX II. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Unless otherwise noted, all funds are diversified as defined under the 1940 Act.
Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge at the address and telephone number listed in “CONTRACT OVERVIEW - Questions: Contacting the
Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the
Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared”
funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:
• Mixed funding--bought for annuities and life insurance; and
• Shared funding--bought by more than one company.

Possible Conflicts of Interest. It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

For additional risks associated with each fund, please see the fund’s prospectus.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts. The number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:
• Offer additional subaccounts that will invest in funds we find appropriate for contracts we issue;
• Combine two or more subaccounts;

PRO.109622-13 12

•	Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount.
If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, we must be provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT
OVERVIEW - Questions: Contacting the Company”;
•	Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:
> A fund no longer suits the purposes of your contract;
> There is a change in laws or regulations;
> There is a change in the fund’s investment objectives or restrictions;
> The fund is no longer available for investment; or
> Another reason we deem a substitution is appropriate.
•	Stop selling the contract;
•	Limit or eliminate any voting rights for the separate account; or
•	Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

Selecting Investment Options

When Selecting Investment Options:
•	Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals;
•	Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks;
and
•	Be informed. Read this prospectus, the fund prospectuses and the FIXED DOLLAR OPTION Appendix in this prospectus.

Furthermore, be aware that there may be:
•	Limits on Availability of Options. Some funds may be unavailable through your contract or plan or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan;
•	Transfers Among Variable Investment Options. You may transfer amounts among the available subaccounts.
The Company reserves the right to limit such transfers to 12 in any calendar year and to establish a minimum transfer amount. Transfers are not allowed into or out of the fixed dollar option; and
•	Transfer Requests. Requests may be made, after the contract is issued, in writing, by telephone or, where applicable, electronically.

PRO.109622-13	13

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:
• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
• Meets or exceeds our current definition of Excessive Trading, as defined below; or
• Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:
• More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
• Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:
• Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
• Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
• Purchases and sales of fund shares in the amount of $5,000 or less;
• Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
• Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

PRO.109622-13 14

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

PRO.109622-13	15

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures.
These include recording calls on our toll-free telephone lines and requiring use of a personal identification number
(“PIN”) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

FEES

The following repeats and adds to information provided under “FEE		Types of Fees
TABLE.” Please review both sections for information on fees.		The following types of fees and
Transaction Fees		deductions associated with the
contract may affect the amount of
Early Withdrawal Charge		your variable income payments.
For fees applicable to fixed
Withdrawals of all or a portion of the present value of remaining		payments see “APPENDIX I.”
guaranteed income payments may be subject to an early withdrawal		• Transaction Fees
charge. In the case of a partial withdrawal, the amount withdrawn from		> Early Withdrawal Charge
your account will be the amount you specified plus adjustment for any
applicable early withdrawal charge. Not all contracts permit withdrawals.		> Redemption Fees
See “WITHDRAWALS.”		• Fees Deducted from
Investments in the Separate
Amount: The charge is a percentage of the present value of any remaining		Account
guaranteed payments that you withdraw. The percentage will be		> Mortality and Expense
determined by the early withdrawal charge schedule applicable to your		Risk Charge
contract. Although the maximum early withdrawal charge is 7% of the		> Administrative Expense
remaining guaranteed payments withdrawn, the total early withdrawal		Charge
charge will never be more than 8.5% of your purchase payment to the		> Five-Year Guaranteed
contract.		Minimum Income Charge
Early Withdrawal Charge Schedule:		• Reduction or Elimination of
Certain Fees
Number of Years from		• Fund Fees and Expenses
Contract Effective Date*	Early Withdrawal Charge	> Revenue from the Funds
Fewer than 1**	7%	> Fund of Funds
1 or more but fewer than 2	6%	• Premium and Other Taxes
2 or more but fewer than 3	5%
3 or more but fewer than 4	4%
4 or more but fewer than 5	3%
5 or more but fewer than 6	2%
6 or more but fewer than 7	1%
7 or more	0%

* For participants under a group contract, the early withdrawal charge will be calculated based on the number of years from the certificate effective date. For amounts transferred into this contract as an internal exchange, see “Internal Exchanges” below.
** Certain contracts do not allow withdrawals during the first contract year.

When/How. At the time of withdrawal we deduct this charge from the amount withdrawn.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

PRO.109622-13	16

Internal Exchanges. In the case of amounts transferred from a prior contract or other arrangement issued or administered by the Company or certain of its affiliates, the “Number of Years from Contract Effective Date” is calculated from the date of the first purchase payment made under the individual’s account under the prior contract or if earlier, the effective date of the individual’s account under the prior contract or other arrangement. There is no surrender charge under this contract on amounts transferred or rolled over as an internal transfer when the prior contract or arrangement imposed a front end load, there was no applicable surrender charge under the prior contract or arrangement, or if the prior contract or arrangement would not have assessed a surrender charge if the money had been transferred to a contract issued by a non-affiliated company.

Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we would deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund.
Redemption fees, if any are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Fees Deducted from Investments in the Separate Account

Mortality and Expense Risk Charge

Maximum Amount: 1.25% annually of values invested in the subaccounts. We currently charge 0.95% annually.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract. It consists of the following risks:
• The mortality risks are those risks associated with our promise to make lifetime income payments based on annuity rates specified in the contract; and
• The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this charge.

Administrative Expense Charge

Maximum Amount: We currently do not charge an administrative expense charge. We reserve, however, the right to charge up to 0.25% annually of values invested in the subaccounts.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.

Purpose. This charge helps defray the cost of providing administrative services under the contracts and in relation to the separate account and subaccounts.

Five-Year Guaranteed Minimum Income Charge

This additional charge is assessed only if you select the five-year guaranteed minimum income feature.

Amount: 1.00% annually of values invested in the subaccounts until the five-year guarantee period has ended.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. This charge will be assessed only during the first five contract years.

Purpose. This charge compensates us for the additional mortality and expense risks we assume by guaranteeing minimum income payments. For additional information regarding those risks, see “Mortality and Expense Risk
Charge - Purpose” in this section.

PRO.109622-13 17

Reduction or Elimination of Certain Fees

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administration expenses, we may reduce or eliminate the early withdrawal charge or mortality and expense risk charge. Our decision to reduce or eliminate either of these charges will be based on one or more of the following:
• The size and type of group of individuals to whom the contract is issued;
• A prior or existing relationship with the Company, such as being an employee or former employee of the
Company or one of its affiliates, receiving distributions or making transfers from other contracts or arrangements offered by us or one of our affiliates, or transferring amounts held under qualified plans sponsored by the Company or an affiliate; or
• The type and frequency of administrative and sales services to be provided.

The reduction or elimination of any of these charges will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these charges may be subject to state approval.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “FEE TABLE - Fund Fees and Expenses” section of this prospectus, each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company may receive compensation from each of the funds or the funds’ affiliates. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

PRO.109622-13 18

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be deducted from fund assets and include:
• A share of the management fee;
• Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the
Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:
• Service fees;
•	For certain share classes, compensation paid from 12b-1 fees; and
•	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract (including funds with limited availability)
that made cash payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2012, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:
• Fidelity Investments® •	Invesco Investments
• Franklin® Templeton® Investments •	Calvert Funds
• Lord Abbett Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2012, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

PRO.109622-13	19

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “CONTRACT DISTRIBUTION.”

Fund of Funds

Certain funds may be structured as “fund of funds”. These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. Some of these funds May be affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 3.5%, depending upon the jurisdiction.

When/How. Our current practice is to reflect the cost of premium taxes in our income payment rates. We reserve the right, however, to deduct a charge for premium taxes from your purchase payment on the contract effective date.
We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “TAX
CONSIDERATIONS.”

CALCULATING VARIABLE INCOME PAYMENTS

The amount of any variable income payment is determined by multiplying the number of annuity units that you hold by an annuity unit value (“AUV”) for each unit.

Annuity Units. When you select variable income payments, your initial purchase payment purchases annuity units of the separate account subaccounts corresponding to the funds you select. The number of units purchased is based on your purchase payment amount and the value of each unit on the day the purchase payment is invested.
Generally, the number of units will not vary over the life of the contract, but the value of each unit will vary daily based on the performance of the underlying fund and deduction of fees. Some events may result in a change in the number of units, including withdrawals, death of an annuitant if a reduction in payment to a surviving annuitant was selected, transfers among subaccounts, or a change in a guaranteed payment period. While the number of units may change if you transfer among subaccounts or make a change in a guaranteed payment period, the current value of your contract will not change as a result of either of these events.

Annuity Unit Value (“AUV”). The value of each annuity unit in a subaccount is called the annuity unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects daily deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, if any, and the guaranteed minimum income charge (if applicable). We discuss these deductions in more detail in “FEE TABLE” and “FEES.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange
(“NYSE”) (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the
AUV last calculated by the net return factor of the subaccount, and by a factor to reflect the assumed annual net return rate. The net return factor measures the investment performance of the subaccount from one valuation to the next. The assumed annual net return rate will be either 3.5% or 5%, as you select. Currently, we are only offering an assumed annual net return rate of 3.5%.

Current AUV = Prior AUV x Net Return Factor x
Assumed Annual Net Return Rate Factor

PRO.109622-13	20

Net Return Factor. The net return factor for a subaccount between two consecutive valuations equals the sum of
1.0000 plus the net return rate.

The net return rate is computed according to a formula that is equivalent to the following:
• The net assets of the fund held by the subaccount as of the current valuation; minus
• The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
• Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
• The total value of the subaccount’s units at the preceding valuation; minus
• A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any and the guaranteed minimum income charge (if applicable). See “FEES.”

The net return rate may be either positive or negative.

WITHDRAWALS

Withdrawals of Variable Income Payments

You may make partial or full withdrawals of the present value of any remaining guaranteed variable income payments if you are receiving payments under either one of the following:
• A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval); or
• The nonlifetime payment option.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50.

Withdrawals of Fixed Income Payments
(For additional details see APPENDIX I - FIXED DOLLAR OPTION.)

You may make partial or full withdrawals of the present value of any remaining fixed income payments if you are receiving payments under either one of the following:
• A lifetime payment option with guaranteed payments and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year (subject to state approval); or
• The nonlifetime payment option and you elected a right to make withdrawals. In this circumstance withdrawals are allowed once each year, beginning after the first contract year.

Partial withdrawals are allowed only if each remaining guaranteed payment will be at least $50.

Withdrawal Value

Variable Income Payments. For any withdrawal of remaining variable guaranteed income payments, the amount available for withdrawal is equal to the present value of any remaining guaranteed variable payments (less any applicable early withdrawal charge) calculated using the same rate we used to calculate the income payments (i.e., the 3.5% or 5% assumed annual net return rate stated in the contract). Withdrawal values are determined as of the valuation date following our receipt of your written request in good order at our Customer Service Center.

Fixed Income Payments. See APPENDIX I for details regarding the withdrawal value of fixed payments.

Amount Received. For partial withdrawals, you will receive, reduced by any required withholding tax, the amount you specify, subject to the value in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and redemption fees.

PRO.109622-13 21

Early Withdrawal Charge

Withdrawals may be subject to an early withdrawal charge as described in “FEES - Early Withdrawal Charge,”
and may also be subject to redemption fees as described in “FEES - Redemption Fees.”

Reduction of Remaining Payments

Any withdrawal will result in a proportionate reduction of any remaining guaranteed payments and any applicable guaranteed minimum payment amount. Additionally, the withdrawal amount will be taken from the subaccounts proportionately, unless you designate otherwise. For lifetime income payment options, any payments to be made beyond the guaranteed payment period will be unaffected by any withdrawals.

DEATH BENEFIT

The following describes the death benefit applicable to variable income payments. These are also outlined under
“INCOME PAYMENTS - Payment Options.” For information on the death benefit applicable to the fixed dollar option, refer to APPENDIX I.

See “INCOME PAYMENTS” for a definition of annuitant and beneficiary as used in this section.

Payment of Death Benefit. Upon the death of the annuitant and any surviving joint annuitant, if applicable, a death benefit may be payable if your contract is issued under any of the following income payment options:
1.	Life Income - Guaranteed Payments;
2.	Life Income - Two Lives - Guaranteed Payments; or
3.	Nonlifetime - Guaranteed Payments.

Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See “TAX CONSIDERATIONS” for rules where you have elected to delay your payment start date under a nonqualified annuity and you die before the income payment start date. Under payment options 1 and 2 above, a lump-sum payment of the present value of any death benefit may be requested within six months following the date of death. A lump-sum payment may be requested at any time
(even after the six month period) if you had elected the right to withdraw. Under payment option 3 above, a lump-
sum payment of the present value of any death benefit may be requested at any time. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven calendar days following our receipt of your request in good order.

Calculation of Lump-Sum Payment of the Death Benefit. The value of the lump-sum payment of the death benefit will equal the present value of any remaining guaranteed income payments, calculated using the same rate we used to calculate the income payments (i.e., the 3.5% or 5% assumed annual net return rate used for variable payments). We will calculate this value on the next valuation date following our receipt of proof of death acceptable to us and payment request in good order. Such value will reflect any payments made after the date of death. See
APPENDIX I - FIXED DOLLAR OPTION for information on calculation of a lump-sum payment of the death benefit applicable to the fixed dollar option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”)
to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the
Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

PRO.109622-13 22

The Retained Asset Account. The retained asset account, known as the ING Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the
Federal Deposit Insurance Corporation (“FDIC”). Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature.
The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Who Receives Death Benefit Proceeds? The beneficiary is the person entitled to receive any death benefit proceeds. We will pay any death benefit proceeds based on the last written beneficiary designation on file with us as of the date of death.

Changes in Beneficiary Designations. The designated beneficiary may be changed at any time during the lifetime of the annuitant and the joint annuitant (if applicable). Such change must be submitted to us in writing, and except for contracts issued in New York, will become effective as of the date written notice of the change is received and recorded by us. For contracts issued in New York, the change will become effective as of the date the notice is signed. However, our obligation to pay death benefits will be fully discharged upon payment to the beneficiary named in the written notice of beneficiary designation that we last received as of the date of such payment.

Some restrictions may apply to beneficiary changes under qualified contracts.

INCOME PAYMENTS

Under the contract, we will make regular income payments to you or to a	Terms to understand:

payee you designate in writing.	Annuitant(s): The person(s)
Initiating Payments. To initiate income payments, you must make the	whose life or life
following selections on your application or enrollment form:	expectancy(ies) determines the
• Payment start date;	amount or continuation of
• Payment frequency (i.e., monthly, quarterly, semi-annually or annually);	lifetime income payments or
• Income payment option and any special features, such as a right to	whose death results in payment
withdraw or the Five-Year Guaranteed Minimum Income Feature*;	of death benefits.
• Fixed, variable or a combination of both fixed and variable payments;
• The subaccounts to allocate your purchase payment among (only if	Beneficiary(ies): The
variable payments are elected); and	person(s) or entity(ies) entitled
• An assumed annual net return rate (only if variable payments are elected).	to receive a death benefit under
the contract.
*If you select the Five-Year Guaranteed Minimum Income Feature, you may
not make any withdrawals.

Your sales representative can help you consider what selections may be appropriate for your financial goals.
Generally, your selections may not be changed after the contract is issued. Some changes, such as transfers among subaccounts, may be allowed. Payments need to conform to minimum distribution requirements if applicable.

What Affects Income Payment Amounts? Some of the factors that may affect the amount of your income payments include your age, gender, the amount of your purchase payment, the income payment option selected, the number of guaranteed income payments selected (if any), whether you select fixed, variable or a combination of both fixed and variable payments, and, for variable payments, the assumed annual net return rate selected.

Payment Due Dates. You will generally receive your first income payment on the last day of the selected payment period. For example, if you elect to receive one payment a year, we will make the payment on the day before the anniversary of the contract effective date. An alternative first payment date may be elected subject to our approval and in compliance with the Tax Code and regulations thereunder.

Minimum Payment Amounts. For all payment options, the initial income payment must be at least $50 per month, or total yearly payments of at least $250.

PRO.109622-13 23

Fixed Income Payments. If you select fixed payments, your purchase payment will be applied to the fixed dollar option and the amount of your payments will not vary. Except where noted, this prospectus describes only the variable investment options. The fixed dollar option is described in APPENDIX I.

Assumed Annual Net Return Rate. If you select variable income payments we will apply an assumed annual net return rate of 3.5%. We reserve the right to also offer an assumed annual net return rate of 5%, in which case, you must select an assumed annual net return rate of either 5% or 3.5%. If you do not select an assumed annual net return rate, the default will be a 3.5% annual net return rate. Currently, we are only offering an assumed annual net return rate of 3.5%.

For contracts issued with an assumed annual net return rate of 5%, your first income payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than
5%, after deduction of fees.

For contracts issued with an assumed annual net return rate of 3.5%, your first income payment will be lower, but subsequent payments will increase more rapidly and decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed annual net return rate, call us for a copy of the SAI. See
“CONTRACT OVERVIEW - Questions: Contacting the Company.”

Five-Year Guaranteed Minimum Income Feature. If you select this feature, we guarantee that during the first five contract years your variable payment will never be less than the guaranteed minimum payment amount shown in the contract. The guaranteed minimum payment amount equals 90% of your estimated initial payment. If the variable annuity minimum income guarantee has been chosen or assumed, an assumed annual net return rate of 3.5%
will apply.

Estimated Initial Payment Amount. On the date we issue the contract we estimate the amount of your initial payment based on the value of the annuity units your payment purchases on that date. See “Calculating Variable
Income Payments-Annuity Units.” Your guaranteed minimum payment amount equals 90% of this estimated amount.

This feature requires that you select at issue:
•	A lifetime payment option or a nonlifetime payment option of 15 years or more;
• The ability to make withdrawals;
• 100% variable payments;
• A 3.5% assumed annual net return rate; and
• Funds from the following list:
Calvert VP SRI Balanced Portfolio	ING Money Market Portfolio
FidelityÒ VIP Equity-Income Portfolio	ING Multi-Manager Large Cap Core Portfolio
ING Balanced Portfolio	ING PIMCO Total Return Portfolio
ING BlackRock Large Cap Growth Portfolio	ING Pioneer High Yield Portfolio
ING Clarion Real Estate Portfolio	ING RussellTM Large Cap Index Portfolio
ING Growth and Income Portfolio	ING Strategic Allocation Conservative Portfolio
ING Index Plus LargeCap Portfolio	ING Strategic Allocation Growth Portfolio
ING Intermediate Bond Portfolio	ING Strategic Allocation Moderate Portfolio
ING Invesco Comstock Portfolio	ING T. Rowe Price Equity Income Portfolio
ING Invesco Equity and Income Portfolio	Invesco V.I. Core Equity Fund
ING Large Cap Value Portfolio

If you select this feature you may transfer only between these available funds.

Certain age restrictions may also apply.

If you select this feature, any withdrawal during the first five contract years will result in a proportionate reduction in your guaranteed minimum payment amount.

PRO.109622-13	24

In addition to other contract charges, if you select this feature, the guaranteed minimum income charge will apply for the first five contract years. See “FEES.”

Start Date. The contract is designed to be viewed as an immediate annuity contract under the Tax Code. For nonqualified contracts you may elect to delay your income payment start date for up to 12 months following purchase of the contract. See “TAX CONSIDERATIONS” for rules applicable where death occurs before the annuity starting date under a nonqualified annuity. Consult a tax adviser before electing a delay. Annuity payments under a qualified contract must meet the required beginning date applicable to your plan.

Taxation. The Tax Code has rules regarding income payments. For example, for qualified contracts, guaranteed payments may not extend beyond (a) the estimated life expectancy of the annuitant or (b) the joint life expectancies of the annuitant and beneficiary. Payments must comply with the minimum distribution requirements of Tax Code section 401(a)(9). In some cases tax penalties will apply if rules are not followed. For tax rules that may apply to the contract see “TAX CONSIDERATIONS.”

Payment Options

The following table lists the income payment options and their accompanying death benefits and rights to withdraw.
See “DEATH BENEFIT,” “WITHDRAWALS,” and APPENDIX I for additional detail. We may offer additional income payment options under the contract from time to time.

PRO.109622-13	25

Lifetime Payment Options
Life Income	Length of Payments: For as long as the annuitant lives. It is possible that no payment will be made if the annuitant dies prior to the first payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Right to Withdraw-None.
Life Income -	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of
Guaranteed	5-50 years* (or other periods we may make available at the time you select this option).
Payments	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, payments will continue to the beneficiary.
Right to Withdraw: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “WITHDRAWALS”).
Life Income -	Length of Payments: For as long as either annuitant lives. It is possible that no payment will be
Two Lives	made if both the annuitant and joint annuitant die before the first payment’s due date.
Continuing Payments: When you select this option you will also choose either:
• Full or reduced payments to continue to the surviving annuitant after the first annuitant’s death; or
• 100% of the payment to continue to the annuitant on the joint annuitant’s death, and a reduced payment to continue to the joint annuitant on the annuitant’s death.
In either case, payments cease upon the death of the surviving annuitant.
Any reduction in payment will result in a corresponding reduction to the amount of the guaranteed minimum income payment, if applicable.
Death Benefit-None: All payments end upon the death of both annuitants.
Right to Withdraw-None.
Life Income -	Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice
Two	of 5-50 years* (or other periods we may make available at the time you select this option.)
Lives -	Continuing Payments: 100% of the payment will continue to the surviving annuitant after the first
Guaranteed	annuitant’s death.
Payments	Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, payments will continue to the beneficiary.
Right to Withdraw: At the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see “WITHDRAWALS”).
Nonlifetime Payment Option
Nonlifetime -	Length of Payments: Payments will continue for your choice of 5-50 years* (or other periods we
Guaranteed	may make available at the time you select this option).
Payments	Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, payments will continue to the beneficiary.
Right to Withdraw:
• If you are receiving variable income payments you may withdraw all or a portion of any remaining guaranteed payments at any time.
• If you elect to receive fixed income payments at the time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments (some restrictions apply, see
“WITHDRAWALS.”)

* For qualified contracts a guaranteed payment period may not extend beyond your life expectancy or age 100 whichever is earlier. For non-qualified contracts, a guaranteed payment period may not extend beyond age 100.

PRO.109622-13	26

Right to Change Guaranteed Payment Period

If you are receiving payments under a nonlifetime payment option, you may shorten or lengthen the period for which the guaranteed payments will be made or change to a lifetime payment option, subject to the following:
•	You may make the change on any contract anniversary beginning on the second contract anniversary;
•	Any change request must be in writing and received by us in good order within 30 days prior to the contract anniversary;
•	A guaranteed payment period may be shortened to a period not less than 10 years from the contract effective date;
•	For nonqualified contracts, a guaranteed payment period may be lengthened to a period not greater than 50 years from the contract effective date or age 100, whichever is earlier;
•	For qualified contracts, a guaranteed payment period may not extend beyond your life expectancy or age 100, whichever is earlier;
•	The withdrawal value on the contract anniversary of the change, along with current benefit rates in effect at that time, will be used to determine the amount of the new annuity payments (see “WITHDRAWALS -
Withdrawal Value”); and
•	We will terminate your withdrawal rights if a life annuity option is chosen.

The right to change a payment period is available for both fixed and variable payments. The right to change a payment period may not be available in all states. Certain other conditions and restrictions may apply.

A change to a lifetime payment option and any change in the guaranteed payment period may have an impact on the amount of each payment and the amount of each payment that is taxable. For advice about how any such change will affect your taxes, consult your tax adviser.

TAX CONSIDERATIONS
In this Section:
Introduction
• Introduction;
The contract described in this prospectus is designed to be treated as an
annuity for U.S. federal income tax purposes. This section discusses our		• Taxation of Nonqualified
understanding of current federal income tax laws affecting the contract. The		Contracts;
U.S. federal income tax treatment of the contract is complex and sometimes
uncertain. You should keep the following in mind when reading this section:		• Taxation of Qualified
•	Your tax position (or the tax position of the designated beneficiary, as	Contracts;
	applicable) may influence the federal taxation of amounts held or paid out	• Possible Changes in
	under the contracts;	Taxation; and
•	Tax laws change. It is possible that a change in the future could affect
	contracts issued in the past, including the contract described in this	• Taxation of the Company.
prospectus;
•	This section addresses some, but not all, applicable federal income tax	When consulting a qualified
	rules and does not discuss federal estate and gift tax implications, state and	tax adviser, be certain that he
	local taxes or any other tax provisions; and	or she has expertise in the Tax
•	No assurance can be given that the IRS would not assert, or that a court	Code sections applicable to
	would not sustain, a position contrary to any of those set forth below.	your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the
Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a qualified tax adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

PRO.109622-13	27

Types of Contracts: Nonqualified or Qualified

The contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Nonqualified Contracts. Nonqualified contracts are not related to retirement plans that receive special income tax treatment under the Tax Code. Rather, they are purchased with after tax contributions and are purchased to save money with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under sections 401(a),
401(k), 403(b), 408 or 457(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek qualified legal advice.

Roth Accounts. Tax Code section 402A allows employees of certain private employers offering 401(k) plans, employees of public schools and certain Tax Code section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a
Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution.

General. Tax Code section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until annuity payments begin. This assumes that the contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:
• Diversification. Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary to do so;
• Investor Control. Although earnings under nonqualified contracts are generally not taxed until withdrawn, the
IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account;

PRO.109622-13 28

• Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax
Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;
• Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner; and
• Delayed Annuity Starting Date. If the contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a nonqualified contract may be subject to a federal tax penalty equal to 10%
of the amount treated as income. In general, however, there is no penalty on distributions:
• Made on or after the taxpayer reaches age 59½;
• Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
• Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
• Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
• The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax adviser regarding procedures for making Tax Code section 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:
• First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;

PRO.109622-13 29

• Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
• Then, from any remaining “income on the contract;” and
• Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange.
We strongly advise you to discuss any proposed Tax Code section1035 exchange or subsequent distribution within
180 days of a partial exchange with your tax adviser prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010 which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a contract because of your death or the death of the annuitant.
Generally, such amounts are includible in the income of the recipient as follows:
• If distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or
• If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules may apply to amounts distributed after a Beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:
• After you begin receiving annuity payments under the contract; or
• Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2012, your entire balance must be distributed by August 31, 2017. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

PRO.109622-13 30

The contract offers a death benefit that may exceed the greater of the purchase payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under section 72 of the Tax Code, an immediate annuity means an annuity:
• Which is purchased with a single premium;
• With annuity payments starting within one year from the date of purchase; and
• Which provides a series of substantially equal periodic payments made annually or more frequently.

While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury
Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service Center.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section
1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:
• Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees;

PRO.109622-13 31

• Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement;
• Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”); and
• Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-
governmental, tax-exempt organizations (non-governmental employers). A 457 plan is a 457(b) (eligible) plan.
Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-
compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-
controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence.
Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (e.g., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:
• Contributions in excess of specified limits;
• Distributions before age 59½ (subject to certain exceptions);
• Distributions that do not conform to specified commencement and minimum distribution rules; and
• Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

PRO.109622-13 32

Generally, contract holders, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a qualified tax adviser in connection with contributions to a qualified contract.

401(a), 401(k) and 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth
403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $51,000 (as indexed for 2013). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or
457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $17,500 (2013). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

457(b) Plans. The total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $17,500 (as indexed for 2013). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code section 401(k), 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), 403(b) or 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:
• $5,500; or
•	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional special catch-up provisions may be available for 457(b) plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the catch-up contribution provisions referenced above. Specifically, a participant may elect to defer the larger of: the applicable dollar amount, which for 2013 is $17,500, plus the catch-up contribution limit of
$5,500 (2013); or the applicable dollar amount plus the Special 457 Catch-up. For advice with respect to these catch-up provisions, please consult a qualified tax adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

PRO.109622-13	33

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:
•	The distribution is an eligible rollover distribution and is directly transferred over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
•	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
•	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:
•	Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
•	A required minimum distribution under Tax Code section 401(a)(9);
•	A hardship withdrawal;
•	Otherwise excludable from income; or
•	Not recognized under applicable regulations as eligible for rollover.

10% Penalty Tax. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k) or 403(b) plan (or amounts from a governmental 457(b) plan that are attributable to rollovers from such plans) unless certain exceptions, including one or more of the following, have occurred:
•	You have attained age 59½;
•	You have become disabled, as defined in the Tax Code;
•	You have died and the distribution is to your beneficiary;
•	You have separated from service with the plan sponsor at or after age 55;
•	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
•	The distribution is made due to an IRS levy upon your plan;
•	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or
•	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:
•	Retirement;
•	Death;
•	Disability;
•	Severance from employment;
•	Attainment of normal retirement age;
•	Attainment of age 62 under a phased retirement provision if available under your plan as described in the
Pension Protection Act of 2006; or
•	Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

PRO.109622-13	34

401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account may only occur upon:
• Retirement;
• Death;
• Attainment of age 59½;
• Severance from employment;
• Disability;
• Financial hardship; or
• Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon:
• Death;
• Attainment of age 59½;
• Severance from employment;
• Disability;
• Financial hardship;
• Termination of the plan (assets must be distributed within one year); or
• Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

457(b) Plans. Under 457(b) plans, distributions may not be made available to you earlier than:
• The calendar year you attain age 70½;
• When you experience a severance from employment; or
• When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

Lifetime Required Minimum Distributions (401(a), 401(k), 403(b) and 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:
• Start date for distributions;
• The time period in which all amounts in your contract(s) must be distributed; and
• Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:
• Under 401(a), 401(k) and governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

PRO.109622-13 35

• Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age
75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:
• Over your life or the joint lives of you and your designated beneficiary; or
• Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with
Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions upon Death (401(a), 401(k), 403(b) and 457(b) Plans)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2012, your entire balance must be distributed to the designated beneficiary by December 31, 2017. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:
• Over the life of the designated beneficiary; or
• Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
• December 31 of the calendar year following the calendar year of your death; or
• December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’ surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

PRO.109622-13 36

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), 403(b) and 457(b) Plans of Governmental Employers. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from this plan, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Wage withholding is not required on payments to designated beneficiaries.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by
Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status. Section 1441 does not apply to participants in 457(b) plans of non-governmental employers, and we may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) and to exclude from gross income (if certain conditions are met) distributions from these accounts
(instead of having distributions included in gross income).

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code section 72(t)
that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover.
The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

On January 2, 2013, The American Taxpayer Relief Act of 2012 (HR 8) was signed into law. This law expanded a participant’s ability to convert their pre-tax monies in a 401(k), 403(b) or governmental 457 plan into Roth post tax funds through a taxable “In-Plan Roth Rollover” transfer. Although this new law is effective for In-Plan Roth Rollover transfers made on or after December 31, 2012, and may include amounts held under a plan prior to that date, there are many issues from a federal income tax and plan administration perspective that need to be resolved before a recordkeeper may offer this new In-Plan Roth Rollover feature to plan sponsors. Consequently, In-Plan Roth Rollover transfers may not yet be available through the contract.

The tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek qualified legal and tax advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), 403(b) and 457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:
• A plan participant as a means to provide benefit payments;

PRO.109622-13	37

• An alternate payee under a QDRO in accordance with Tax Code section 414(p);
• The Company as collateral for a loan; or
• The enforcement of a federal income tax lien or levy.

IRAs. The Tax Code does not allow a transfer or assignment of your rights under this contract except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Same-Sex Marriages

Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. In some states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account, and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of FINRA and the Securities Investor Protection Corporation. ING
Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

PRO.109622-13 38

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with ING Financial Advisers, LLC. We refer to these broker-dealers as
“distributors.” The following distributors are affiliated with the Company and have entered into selling agreements with ING Financial Advisers, LLC for the sale of our variable annuity contracts:
• ING Financial Partners, Inc.	• Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account, but instead is paid by us through ING
Financial Advisers, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is 7%. In addition to the commission paid upon receipt of a purchase payment to the contract, we may pay an additional amount, the total amount of which will not exceed 7% of the total commission paid with respect to a given purchase payment. Such additional payments will not be made upon receipt of the purchase payment, but will be paid over the same time period as the income payment option selected by the contract owner. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. In limited circumstances, certain of these distributors may also receive compensation, overrides or reimbursement for expenses associated with the distribution of the contract. At times certain distributors may be offered an enhanced commission for a limited period of time. Commissions and other payments, when combined, could exceed 7% of total purchase payments.

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING
Financial Partners, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’
aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum 7.0% commission rate noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to ING Financial Partners, Inc.
and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-
dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the
Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

PRO.109622-13	39

In addition to direct cash compensation for sales of contracts described above, through ING Financial Advisers,
LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:
•	Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2012, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:
•	ING Financial Partners, Inc.	•	NFP Securities, Inc.
•	Symetra Investment Services, Inc.	•	Morgan Keegan and Company, Inc.
•	LPL Financial Corporation	•	Securities America, Inc.
•	American Portfolios Financial Services, Inc.	•	Cadaret, Grant & Co., Inc.
•	MetLife Securities, Inc.	•	Tower Square Securities, Inc.®
•	Cetera Financial Group	•	NIA Securities, L.L.C.
•	Morgan Stanley Smith Barney LLC	•	RBC Capital Markets, LLC
•	Lincoln Financial Advisors Corporation	•	Woodbury Financial Services, Inc.
•	Financial Telesis Inc./Jhw Financial Services Inc.	•	National Planning Corporation
•	Walnut Street Securities, Inc.®	•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	PlanMember Securities Corporation	•	PFS Investments Inc.
•	Northwestern Mutual Investment Services, LLC	•	First Allied Securities, Inc.
•	Royal Alliance Associates, Inc.

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the broker-dealer and the registered representative responsible for your contract are set forth on your application.

PRO.109622-13		40

Third Party Compensation Arrangements. Please be aware that:
• The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;
• The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and
• At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

OTHER TOPICS

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:
• On any valuation date when the NYSE is closed (except customary holidays or weekends) or when trading on the NYSE is restricted;
• When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount’s assets;
or
• During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PRO.109622-13 41

Performance Reporting

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain periods of time based on historical net asset values of the funds. These numbers will reflect the mortality and expense risk charge, the administrative expense charge (if any), any applicable guaranteed minimum income charge and the advisory fees and other expenses of the funds.

We may also advertise different types of historical performance for the subaccounts including:
• Standardized average annual total returns; and
• Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC.

This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. Standardized average annual returns reflect deduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges (if any), any applicable guaranteed minimum income charges and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charges. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Contract Modification

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership

Ownership of the contract may be changed to the extent permitted by law. You should immediately notify the
Company, in writing, of any change in ownership. No such ownership change will be binding until such notification is received and recorded at our Customer Service Center. We reserve the right to reject transfer of ownership to a non-natural person. A transfer of ownership may have tax consequences and you should consult with a qualified tax adviser before transferring ownership of the contract.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the
Company’s ability to meet its obligations under the contract, ING Financial Advisers, LLC ability to distribute the contract or upon the separate account.

PRO.109622-13 42

	•	Litigation. Notwithstanding the foregoing, the Company and/or ING Financial Advisers, LLC, is a
		defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary
		course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate
		amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as
		class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of
		monetary damages and other relief. The variability in pleading requirements and past experience
		demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears
		little relevance to the merits or potential value of a claim. Due to the uncertainties of litigation, the outcome
		of a litigation matter and the amount or range of potential loss is difficult to forecast and a determination of
	potential losses requires significant management judgment.

	•	Regulatory Matters. As with other financial services companies, the Company and its affiliates, including
		ING Financial Advisers, LLC, periodically receive informal and formal requests for information from
		various state and federal governmental agencies and self-regulatory organizations in connection with
		inquiries and investigations of the products and practices of the Company or the financial services industry.
		It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams,
		inquiries and audits could result in regulatory action against the Company or subject the Company to
		settlement payments, fines, penalties and other financial consequences, as well as changes to the
	Company’s policies and procedures.

It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the
Company's results of operations or cash flows in a particular quarterly or annual period.

CONTENTS OF THE STATEMENT OF ADDITIONAL

INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:
•	General Information and History	2
•	Variable Annuity Account C	2
•	Offering and Purchase of Contracts	3
•	Income Payments	3
•	Sales Material and Advertising	4
•	Experts	5
•	Financial Statements of the Separate Account	S-1
•	Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number listed in “CONTRACT OVERVIEW - Questions:
Contacting the Company.”

PRO.109622-13		43

APPENDIX I

FIXED DOLLAR OPTION

The following summarizes material information concerning the fixed dollar option. You may choose to allocate all or a portion of your purchase payment to the fixed dollar option. If you choose the fixed dollar option, your income payments will generally remain fixed as specified in your contract over the term of the contract. Your fixed payment may vary due to factors including your selection of an increasing annuity or your election and use of a right to withdraw. In certain cases, you may elect a right to withdraw any remaining guaranteed payments (see
“Withdrawals” in this Appendix). Amounts allocated to the fixed dollar option are held in the Company’s general account that supports general insurance and annuity obligations.

Interests in the fixed dollar option have not been registered with the SEC in reliance upon exemptions under the
Securities Act of 1933, as amended. Disclosure in this prospectus regarding the fixed dollar option may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the fixed dollar option has not been reviewed by the SEC.

Payment Options

All of the payment options described under “Income Payments” in this prospectus are available for the fixed dollar option. If you allocate all of your purchase payment to the fixed dollar option, you may also elect one of the following features in connection with your fixed income payments:
• A Cash Refund Feature. (Only available if you select 100% fixed payments.) With this feature, if the annuitant or both annuitants (as applicable) die, then the beneficiary will receive a lump-sum payment equal to the purchase payment allocated to the fixed dollar option less any premium tax and less the total amount of fixed income payments paid prior to such death. The cash refund feature may be elected only with a “life income” or
“life income-two lives” payment option that has no reduction in payment to the survivor. See “INCOME
PAYMENTS - Payment Options.” You may not elect a right to withdraw or elect an increasing annuity with this feature.
• An Increasing Annuity. (Only available if you select 100% fixed payments.) With this feature you may elect for your payments to increase by either one, two, or three percent, compounded annually. The higher your percentage, the lower your initial payment will be. This is available with any payment option, except for those with a reduction in payment to the survivor. See “INCOME PAYMENTS - Payment Options.” You may not
elect a right to withdraw or elect the cash refund feature with an increasing annuity.

Fixed Income Payment Amounts
The amount of each payment depends upon: (1) the purchase payment that you allocate to the fixed dollar option, less any premium tax; and (2) the payment option and features chosen.

Withdrawals

Withdrawal Value-Lifetime Payment Options. If you select a lifetime payment option with guaranteed payments and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the contract rate adjusted by the change in the constant maturity 10 year Treasury note rate from your contract effective date to the date we calculate the withdrawal value. Any applicable early withdrawal charge will be deducted.

Withdrawal Value-Nonlifetime Payment Options. If you select a nonlifetime payment option and elect the right to make withdrawals, the withdrawal amount available from any fixed portion of remaining guaranteed payments is equal to the present value of the remaining fixed portion of guaranteed payments calculated using the adjusted contract rate. The calculation is presented below. Any applicable early withdrawal charge will be deducted.

PRO.109622-13 44

The adjusted contract rate equals (Rate of Return) + WY - IY, where:

Rate of Return is the fixed annuity present value interest rate shown in your contract
WY is the withdrawal yield
IY is the issue yield
WY is determined as follows:
(1) WY is the average of the yields, as published in the Wall Street Journal on the Friday before the date of the
	withdrawal, of noncallable, non-inflation adjusted Treasury Notes or Bonds maturing on or closest to the
	withdrawal duration date; where
(2)	The withdrawal duration date is the date (month and year) obtained when the withdrawal duration is added to
	the date of the withdrawal; and the
(3)	Withdrawal duration equals 1 plus the number of whole years from the date of the withdrawal until the final
	guaranteed payment is due, divided by 2. Any resulting fraction will be rounded up to the next whole number.

IY is determined as follows:
(1)	IY is the average of the yields, as published in the Wall Street Journal on the Friday before the later of the
	contract effective date or the benefit change date shown in your contract, of noncallable, non-inflation adjusted
	Treasury Notes or Bonds maturing on or closest to the issue duration date;
(2)	The issue duration date (month and year) is obtained when the issue duration is added to the later of the contract
	effective date or the benefit change date;
(3)	Issue duration equals 1 plus the number of whole years from the later of the contract effective date or the benefit
	change date until the final payment is due, divided by 2. Any resulting fraction will be rounded up to the next
	whole number; or
(4)	Benefit change date is the date of the most recent change, if any, of the guaranteed payment period.

Early Withdrawal Charge
Withdrawals may be subject to an early withdrawal charge. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule applicable to your contract:

	Number of Years from
	Contract Effective Date*	Early Withdrawal Charge
	1 or more, but fewer than 2	6%
	2 or more, but fewer than 3	5%
	3 or more, but fewer than 4	4%
	4 or more, but fewer than 5	3%
	5 or more, but fewer than 6	2%
	6 or more, but fewer than 7	1%
	7 or more	0%

The early withdrawal charge, in effect, is a deferred sales charge imposed to reimburse the Company for unrecovered acquisition and distribution costs.

Internal Exchanges. In the case of amounts transferred from a prior contract or arrangement issued or administered by the Company or certain of its affiliates, the “Number of Years from Contract Effective Date” is calculated from the date of the first purchase payment made under the individual’s account under the prior contract or if earlier, the effective date of the individual’s account under the prior contract or arrangement. There is no surrender charge under this contract on amounts transferred or rolled over as an internal transfer when the prior contract or arrangement imposed a front end load, there was no applicable surrender charge under the prior contract, or arrangement or if the prior contract or arrangement would not have assessed a surrender charge if the money had been transferred to a contract issued by a non-affiliated company.

_____________________________
*	For participants under a group contract, the early withdrawal charge will be calculated based upon the number of years from
	the certificate effective date.

PRO.109622-13		45

Reduction or Elimination of the Early Withdrawal Charge. We may reduce or eliminate the early withdrawal charge when sales of the contract are made to individuals or a group of individuals in such a manner that results in savings of sales expenses. The entitlement to such a reduction in the early withdrawal charge will be based on one or more of the following criteria:
• The size and type of group of individuals to whom the contract is offered;
• The type and frequency of administrative and sales services to be provided; or
• Whether there is a prior or existing relationship with the Company such as being an employee or former employee of the Company or one of its affiliates; receiving distributions or making internal transfers from other contracts or arrangements offered by the Company or one of its affiliates; or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

Any reduction or elimination of the early withdrawal charge will not be unfairly discriminatory against any person.

Death Benefit

If the annuitant or both annuitants, as applicable, die before all guaranteed payments are paid, payments will continue to the beneficiary in the manner stated in your contract.

Payment of Death Benefit. Any death benefit will be paid in the form specified in the contract and will be distributed at least as rapidly as under the method of distribution in effect upon the date of death. See “TAX
CONSIDERATIONS” for rules that apply if you have elected to delay your payment start date under a nonqualified annuity and you die before the annuity starting date. A lump-sum payment of any death benefit may be requested within six months following the date of death. If a lump-sum payment is requested, no early withdrawal charge is applied and payment will be sent within seven calendar days following our receipt of request in good order. A lump-sum payment may be requested at any time (even after the six month period) if you had elected the right to withdraw. If a cash refund feature was elected, the death benefit will be paid in one lump sum to the beneficiary.

At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the retained asset account draftbook feature by notifying us at the address shown in the
“CONTRACT OVERVIEW – Questions: Contacting the Company” section of this prospectus.

If the contract holder who is not the annuitant dies, income payments will continue to be paid to the payee in the form specified in the contract. If no payee survives the death of the contract holder, income payments will be made to the annuitant. Such payments will be paid at least as rapidly as under the method of distribution then in effect.

Death Benefit Amount. If you elect a right to withdraw, the death benefit value will be determined as described under “Withdrawal” in this Appendix. No early withdrawal charge will apply. If the contract is issued with guaranteed payments and with no right to withdraw, the rate used to determine the value of the remaining guaranteed payments will be the fixed annuity present value interest rate shown in the contract.

The value of the death benefit will be determined as of the next valuation following the Company’s receipt at its
Customer Service Center of proof of death acceptable to us and a request for payment in good order.

PRO.109622-13 46

APPENDIX II

DESCRIPTION OF UNDERLYING FUNDS

List of Fund Name Changes

New Fund Name	Former Fund Name
ING Columbia Contrarian Core Portfolio	ING Davis New York Venture Portfolio
ING Invesco Comstock Portfolio	ING Invesco Van Kampen Comstock Portfolio
ING Invesco Equity and Income Portfolio	ING Invesco Van Kampen Equity and Income Portfolio
ING Multi-Manager Large Cap Core Portfolio	ING Pioneer Fund Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing.
Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. Fund prospectuses may be obtained free of charge at the address and telephone number listed in
“CONTRACT OVERVIEW - Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)

Calvert VP SRI Balanced Portfolio	A non-diversified portfolio that seeks to achieve a
competitive total return through an actively managed
Investment Adviser: Calvert Investment	portfolio of stocks, bonds and money market
Management, Inc.	instruments which offer income and capital growth
opportunity and which satisfy the investment criteria,
Subadvisers: (equity Portion of Portfolio): New	including financial, sustainability and social
Amsterdam Partners LLC	responsibility factors.

Calvert manages the fixed-income portion of the
Portfolio and handles allocation of assets and
Portfolio Managers for the Portfolio.
Fidelity® VIP Contrafund® Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management &
Research Company (“FMR”)

Subadvisers: FMR Co., Inc. (“FMRC”) and other
investment advisers

PRO.109622-13	47

Fund Name Investment Adviser/Subadviser		Investment Objective(s)
Fidelity® VIP Equity-Income Portfolio		Seeks reasonable income. Also considers the potential
for capital appreciation. Seeks to achieve a yield which
Investment Adviser: Fidelity Management &		exceeds the composite yield on the securities
Research Company (“FMR”)		comprising the S&P 500® Index.

Subadvisers: FMR Co., Inc. (“FMRC”) and other
investment advisers
Fidelity® VIP Growth Portfolio		Seeks to achieve capital appreciation.

Investment Adviser: Fidelity Management &
Research Company FMR

Subadvisers: FMR Co., Inc.(“FMRC”) and other
investment advisers
Franklin Small Cap Value Securities Fund		Seeks long-term total return. The Fund normally
invests at least 80% of its net assets in investments of
Investment Adviser: Franklin Advisory Services,		small capitalization companies.
LLC
ING American Century Small-Mid Cap Value		Seeks long-term capital growth; income is a secondary
Portfolio		objective.

Investment Adviser: Directed Services LLC

Subadviser: American Century Investment
Management, Inc.
ING Balanced Portfolio		Seeks total return consisting of capital appreciation
(both realized and unrealized) and current income; the
Investment Adviser: ING Investments, LLC		secondary investment objective is long-term capital
appreciation.
Subadviser: ING Investment Management Co. LLC
ING Baron Growth Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: BAMCO, Inc.
ING BlackRock Large Cap Growth Portfolio		Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: BlackRock Investment Management,
LLC
ING Columbia Contrarian Core Portfolio		Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment
Advisers, LLC

PRO.109622-13	48

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Clarion Real Estate Portfolio	A non-diversified portfolio that seeks total return
including capital appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: CBRE Clarion Securities LLC
ING Global Bond Portfolio	Seeks to maximize total return through a combination
of current income and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Growth and Income Portfolio	Seeks to maximize total return through investments in
a diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stocks. It is anticipated that
capital appreciation and investment income will both
Subadviser: ING Investment Management Co. LLC	be major factors in achieving total return
ING Index Plus LargeCap Portfolio	Seeks to outperform the total return performance of the
S&P 500 Index, while maintaining a market level of
Investment Adviser: ING Investments, LLC	risk.

Subadviser: ING Investment Management Co. LLC
ING Index Plus MidCap Portfolio	Seeks to outperform the total return performance of the
Standard and Poor’s MidCap 400 Index, while
Investment Adviser: ING Investments, LLC	maintaining a market level of risk.

Subadviser: ING Investment Management Co. LLC
ING Index Plus SmallCap Portfolio	Seeks to outperform the total return performance of the
Standard and Poor’s SmallCap 600 Index, while
Investment Adviser: ING Investments, LLC	maintaining a market level of risk.

Subadviser: ING Investment Management Co. LLC
ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its objective
Investment Adviser: ING Investments, LLC	through investments in a diversified portfolio
consisting primarily of debt securities. It is anticipated
Subadviser: ING Investment Management Co. LLC	that capital appreciation and investment income will
both be major factors in achieving total return.
ING International Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: ING Investments, LLC	capital appreciation and income) of a widely accepted
International Index.
Subadviser: ING Investment Management Co. LLC
ING International Value Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Invesco Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.

PRO.109622-13 49

Fund Name Investment Adviser/Subadviser		Investment Objective(s)
ING Invesco Equity and Income Portfolio		Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC

Subadviser: Invesco Advisers, Inc.
ING JPMorgan Mid Cap Value Portfolio		Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: J.P. Morgan Investment Management
Inc.
ING Large Cap Growth Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Large Cap Value Portfolio		Seeks long-term growth of capital and current income.

Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co. LLC
ING Money Market Portfolio*		Seeks to provide high current return, consistent with
preservation of capital and liquidity, through
Investment Adviser: ING Investments, LLC		investment in high-quality money market instruments
while maintaining a stable share price of $1.00.
Subadviser: ING Investment Management Co. LLC

* There is no guarantee that the ING Money
Market Portfolio subaccount will have a
positive or level return.
ING Multi-Manager Large Cap Core Portfolio		Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC

Subadvisers: Columbia Management Investment
Advisers, LLC and The London Company of
Virginia d/b/a The London Company
ING Oppenheimer Global Portfolio		Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: OppenheimerFunds, Inc.
ING PIMCO Total Return Portfolio		Seeks maximum total return, consistent with capital
preservation and prudent investment management.
Investment Adviser: Directed Services LLC

Subadviser: Pacific Investment Management
Company LLC

PRO.109622-13	50

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
ING Pioneer High Yield Portfolio	Seeks to maximize total return through income and
capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC

Subadviser: Pioneer Investment Management, Inc.
ING RussellTM Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment
results (before fees and expenses) that correspond to
Investment Adviser: ING Investments, LLC	the total return (which includes capital appreciation and
income) of the Russell Top 200® Growth Index.
Subadviser: ING Investment Management Co. LLC
ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses)
that correspond to the total return (which includes
Investment Adviser: ING Investments, LLC	capital appreciation and income) of the Russell Top
200® Index.
Subadviser: ING Investment Management Co. LLC
ING Small Company Portfolio	Seeks growth of capital primarily through investment
in a diversified portfolio of common stocks of
Investment Adviser: ING Investments, LLC	companies with smaller market capitalizations.

Subadviser: ING Investment Management Co. LLC
ING Strategic Allocation Conservative Portfolio	Seeks to provide total return (i.e., income and capital
growth, both realized and unrealized) consistent with
Investment Adviser: ING Investments, LLC	preservation of capital.

Subadviser: ING Investment Management Co. LLC
ING Strategic Allocation Growth Portfolio	Seeks to provide capital appreciation.

Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING Strategic Allocation Moderate Portfolio	Seeks to provide total return (i.e., income and capital
appreciation, both realized and unrealized).
Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co. LLC
ING T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio

Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term
growth of capital.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.

PRO.109622-13 51

Fund Name Investment Adviser/Subadviser		Investment Objective(s)
ING T. Rowe Price Growth Equity Portfolio		Seeks long-term capital growth, and secondarily,
increasing dividend income.
Investment Adviser: Directed Services LLC

Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio		Seeks long-term capital growth.

Investment Adviser: Directed Services LLC

Subadviser: Templeton Investment Counsel, LLC
Invesco V.I. American Franchise Fund		Seeks capital growth.

Investment Adviser: Invesco Advisors, Inc.
Invesco V.I. Core Equity Fund		Seeks long-term growth of capital.

Investment Adviser: Invesco Advisors, Inc.
Lord Abbett Series Fund, Inc. -		The Fund seeks capital appreciation through
Mid-Cap Stock Portfolio		investments, primarily in equity securities, which are
believed to be undervalued in the marketplace.
Investment Adviser: Lord, Abbett & Co. LLC
(Lord Abbett)

PRO.109622-13	52

APPENDIX III

CALCULATION OF PRESENT VALUE OF REMAINING
GUARANTEED VARIABLE OR
FIXED INCOME PAYMENTS

To the extent that the contracts allow for the full or partial withdrawal of the present value of remaining guaranteed variable or fixed income payments, the present value for each will be calculated as follows:
Withdrawals - Variable Income
The present value of remaining guaranteed variable income payments is calculated as follows:

Present Value = [ Units x Current Unit Value ] x Annuity Factor

Where Annuity Factor equals:

Annuity Factor = [ ( 1 - v ^ n ) / d ] x { 1 / [ ( 1 + i ) ^ ( b / ( 365 / m ) ) ] }

Notes: [ ( 1 - v ^ n ) / d ] is the present value of $1 / mode with the first payment due immediately.

{ 1 / [ ( 1 + i ) ^ ( b / ( 365 / m ) ) ] } is a discount factor representing the time value difference between the first payment being due immediately and the actual number of days before the first payment is due.

Where:

i = [( 1 + AIR ) ^ ( 1 / mode )] - 1
v = 1 / ( 1 + i )
d = i / ( 1 + i )
n = number of remaining guaranteed payments
m = number of payments per year (mode)
b = days until the next scheduled payment

This is calculated for each fund held and summed for a total present value amount.

PRO.109622-13	53

Withdrawals - Fixed Income
The present value of remaining guaranteed fixed income payments is calculated as follows:

Present Value = Fixed Benefit x Annuity Factor

Where Annuity Factor equals:

Annuity Factor = [ ( 1 - v ^ n ) / d ] x { 1 / [ ( 1 + i ) ^ ( b / ( 365 / m ) ) ] }

Notes: [ ( 1 - v ^ n ) / d ] is the present value of $1 / mode with the first payment due immediately.

{ 1 / [ ( 1 + i ) ^ ( b / ( 365 / m ) ) ] } is a discount factor representing the time value difference between the first payment being due immediately and the actual number of days before the first payment is due.

Where:

i = [( 1 + adjusted contract rate ) ^ ( 1 / mode )] - 1
v = 1 / ( 1 + i )
d = i / ( 1 + i )
n = number of remaining guaranteed payments
m = number of payments per year (mode)
b = days until the next scheduled payment

Examples

Withdrawal (assuming variable income with one fund)
The present value of remaining guaranteed variable income payments is calculated as follows
(assumes 24 remaining monthly payments will be fully withdrawn):

Let Units = 10 and Current Unit Value = $15,

Present Value = 10 x $15 x 23.1825 = $3,477.37

Where Annuity Factor equals:

[ ( 1 - 0.997137 ^ 24 ) / 0.002863 ] x { 1 / [ ( 1 + 0.002871 ) ^ ( 20 / ( 365 / 12 ) ) ] }
= 23.1825

Where:
Let AIR = 3.5%

i = [( 1 + 0.035 ) ^ ( 1 / 12 )] - 1 = 0.002871
v = 1 / ( 1 + 0.002871 ) = 0.997137
d = 0.002871 / ( 1 + 0.002871 ) = 0.002863
n = 24
m = 12
b = 20

PRO.109622-13	54

Withdrawals (assuming fixed income)
The present value of remaining guaranteed fixed income payments is calculated as follows
(assumes 24 remaining monthly payments will be fully withdrawn) (using equivalent assumptions as the variable example to see the similarity):

Let Fixed Benefit = $150,

Present Value = $150 x 23.1825 = $3,477.37

Where Annuity Factor equals:

[ ( 1 - 0.997137 ^ 24 ) / 0.002863 ] x { 1 / [ ( 1 + 0.002871 ) ^ ( 20 / ( 365 / 12 ) ) ] }
= 23.1825

Where:
Let the Adjusted Contract Rate = 3.5%

i = [( 1 + 0.035 ) ^ ( 1 / 12 )] - 1 = 0.002871
v = 1 / ( 1 + 0.002871 ) = 0.997137
d = 0.002871 / ( 1 + 0.002871 ) = 0.002863
n = 24
m = 12
b = 20

PRO.109622-13	55

APPENDIX IV

CONDENSED FINANCIAL INFORMATION

Fund name changes after December 31, 2012 are not reflected in the following information.

TABLE I FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% ASSUMED ANNUAL NET RETURN RATE OF 3.50% (Selected data for annuity units outstanding throughout each period, unaudited)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.00	$9.00	$8.39	$6.99	$10.64	$10.83	$10.40	$10.27	$10.03
Value at end of period	$9.52	$9.00	$9.00	$8.39	$6.99	$10.64	$10.83	$10.40	$10.27
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.02	$11.82	$10.53	$8.11	$14.74	$13.10	$12.26	$10.95	$10.02
Value at end of period	$12.28	$11.02	$11.82	$10.53	$8.11	$14.74	$13.10	$12.26	$10.95
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.71	$9.02	$8.19	$6.57	$11.97	$12.33	$10.71	$10.57	$10.03
Value at end of period	$9.78	$8.71	$9.02	$8.19	$6.57	$11.97	$12.33	$10.71	$10.57
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.49	$8.85	$7.46	$6.07	$12.01	$9.89	$9.67	$9.55	$10.08
Value at end of period	$9.32	$8.49	$8.85	$7.46	$6.07	$12.01	$9.89	$9.67	$9.55
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.51	$12.50	$10.19	$8.24	$12.86	$13.76	$12.29	$11.81	$10.02
Value at end of period	$13.04	$11.51	$12.50	$10.19	$8.24	$12.86	$13.76	$12.29	$11.81
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.93	$12.88	$11.03	$8.49	$12.08	$13.00	$11.77	$11.40	$10.06
Value at end of period	$13.29	$11.93	$12.88	$11.03	$8.49	$12.08	$13.00	$11.77	$11.40
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.90	$9.42	$8.63	$7.56	$10.99	$10.88	$10.33	$10.36	$10.03
Value at end of period	$9.68	$8.90	$9.42	$8.63	$7.56	$10.99	$10.88	$10.33	$10.36
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$12.03	$12.30	$10.16	$7.85	$13.96	$13.75	$12.47	$12.14	$10.05
Value at end of period	$13.78	$12.03	$12.30	$10.16	$7.85	$13.96	$13.75	$12.47	$12.14
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$7.18	$7.60	$6.99	$5.59	$9.57	$10.03
Value at end of period	$7.89	$7.18	$7.60	$6.99	$5.59	$9.57
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.44	$8.99	$7.32	$5.62	$9.52	$12.06	$10.00
Value at end of period	$10.47	$9.44	$8.99	$7.32	$5.62	$9.52	$12.06

CFI 1

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.76	$8.50	$7.93	$6.29	$10.82	$10.86	$9.96	$10.02	$10.08
Value at end of period	$8.33	$7.76	$8.50	$7.93	$6.29	$10.82	$10.86	$9.96	$10.02
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.07	$11.15	$10.06	$8.64	$10.69	$10.27	$9.90	$9.79
Value at end of period	$11.43	$11.07	$11.15	$10.06	$8.64	$10.69	$10.27	$9.90
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.24	$9.68	$8.86	$7.11	$11.92	$11.60	$10.61	$10.25	$10.04
Value at end of period	$10.24	$9.24	$9.68	$8.86	$7.11	$11.92	$11.60	$10.61	$10.25
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.62	$9.01	$8.26	$7.01	$11.66	$11.61	$10.58	$10.49	$10.05
Value at end of period	$9.44	$8.62	$9.01	$8.26	$7.01	$11.66	$11.61	$10.58	$10.49
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.31	$10.90	$9.34	$7.41	$12.40	$12.29	$11.73	$11.03	$10.05
Value at end of period	$11.61	$10.31	$10.90	$9.34	$7.41	$12.40	$12.29	$11.73	$11.03
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.82	$10.34	$8.79	$7.36	$11.58	$12.90	$11.85	$11.50	$10.09
Value at end of period	$10.56	$9.82	$10.34	$8.79	$7.36	$11.58	$12.90	$11.85	$11.50
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.03	$9.74	$9.27	$8.68	$9.91	$9.77	$9.81	$9.94	$10.00
Value at end of period	$10.50	$10.03	$9.74	$9.27	$8.68	$9.91	$9.77	$9.81	$9.94
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$11.39	$13.55	$13.13	$12.24
Value at end of period	$12.94	$11.39	$13.55	$13.13
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.22	$10.10	$10.29	$8.46	$15.44	$14.22	$11.48	$10.96	$9.95
Value at end of period	$9.38	$8.22	$10.10	$10.29	$8.46	$15.44	$14.22	$11.48	$10.96
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.75	$9.34	$8.47	$6.89	$11.33	$12.12	$10.93	$11.04	$10.04
Value at end of period	$9.94	$8.75	$9.34	$8.47	$6.89	$11.33	$12.12	$10.93	$11.04
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.89	$10.44	$9.72	$8.27	$11.28	$11.39	$10.45	$10.56
Value at end of period	$10.67	$9.89	$10.44	$9.72	$8.27	$11.28	$11.39	$10.45
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.52	$11.82	$10.04	$8.35	$13.03	$13.31	$11.94	$11.50	$10.04
Value at end of period	$13.23	$11.52	$11.82	$10.04	$8.35	$13.03	$13.31	$11.94	$11.50
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.32	$11.67
Value at end of period	$12.80	$11.32
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$7.14	$7.20	$6.31	$5.85	$8.75	$9.82	$10.00
Value at end of period	$7.83	$7.14	$7.20	$6.31	$5.85	$8.75	$9.82

CFI 2

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.35	$8.72	$9.09	$9.47	$9.64	$9.58	$9.54	$9.68	$10.00
Value at end of period	$7.99	$8.35	$8.72	$9.09	$9.47	$9.64	$9.58	$9.54	$9.68
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.76	$11.11	$9.99	$7.48	$13.28	$12.84	$11.25	$11.37
Value at end of period	$11.36	$9.76	$11.11	$9.99	$7.48	$13.28	$12.84	$11.25
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.56	$10.68	$10.38	$9.63	$10.08	$9.63	$9.67	$9.90	$10.00
Value at end of period	$10.90	$10.56	$10.68	$10.38	$9.63	$10.08	$9.63	$9.67	$9.90
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.79	$9.59	$8.63	$7.25	$11.57	$11.47	$10.24
Value at end of period	$9.29	$8.79	$9.59	$8.63	$7.25	$11.57	$11.47
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$12.34	$12.99	$11.37	$7.10	$10.51	$10.35	$10.00
Value at end of period	$13.72	$12.34	$12.99	$11.37	$7.10	$10.51	$10.35
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.34	$9.15	$8.09	$6.74	$10.50	$10.38	$10.00
Value at end of period	$8.87	$8.34	$9.15	$8.09	$6.74	$10.50	$10.38
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.42	$13.46	$12.47	$11.19
Value at end of period	$14.71	$13.42	$13.46	$12.47
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.07	$13.37	$12.47	$11.45
Value at end of period	$14.42	$13.07	$13.37	$12.47
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.42	$12.23	$10.28	$8.42	$12.76	$12.59	$11.26	$10.67	$10.14
Value at end of period	$12.51	$11.42	$12.23	$10.28	$8.42	$12.76	$12.59	$11.26	$10.67
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.13	$9.38	$8.82	$7.82	$10.69	$10.56	$10.18	$10.25	$10.03
Value at end of period	$9.82	$9.13	$9.38	$8.82	$7.82	$10.69	$10.56	$10.18	$10.25
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.65	$9.31	$8.61	$7.18	$11.74	$11.68	$10.78	$10.60	$10.03
Value at end of period	$9.52	$8.65	$9.31	$8.61	$7.18	$11.74	$11.68	$10.78	$10.60
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.90	$9.35	$8.72	$7.48	$11.24	$11.14	$10.47	$10.45	$10.04
Value at end of period	$9.67	$8.90	$9.35	$8.72	$7.48	$11.24	$11.14	$10.47	$10.45
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.99	$11.93	$9.70	$6.92	$12.72	$11.73	$11.23	$9.94	$10.07
Value at end of period	$12.22	$10.99	$11.93	$9.70	$6.92	$12.72	$11.73	$11.23	$9.94
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.23	$13.94	$12.68	$11.81
Value at end of period	$14.84	$13.23	$13.94	$12.68

CFI 3

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.65	$10.19	$9.11	$6.66	$12.05	$11.46	$10.56	$10.40	$10.01
Value at end of period	$10.98	$9.65	$10.19	$9.11	$6.66	$12.05	$11.46	$10.56	$10.40
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.78	$8.05	$7.72	$6.25	$10.13
Value at end of period	$7.71	$6.78	$8.05	$7.72	$6.25
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.81	$9.45	$8.70	$6.90	$11.97	$12.37	$11.29	$10.78	$10.06
Value at end of period	$9.57	$8.81	$9.45	$8.70	$6.90	$11.97	$12.37	$11.29	$10.78
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.96	$10.41	$9.93	$8.09	$12.10	$11.70	$10.47	$10.39	$10.03
Value at end of period	$10.86	$9.96	$10.41	$9.93	$8.09	$12.10	$11.70	$10.47	$10.39
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.84	$10.71	$8.92	$7.36	$12.69	$13.18	$12.27	$11.85	$10.07
Value at end of period	$10.79	$9.84	$10.71	$8.92	$7.36	$12.69	$13.18	$12.27	$11.85

TABLE II FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% ASSUMED ANNUAL NET RETURN RATE OF 5.00% (Selected data for annuity units outstanding throughout each period, unaudited)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.03	$8.14	$7.70	$6.51	$10.05	$10.37	$10.11	$10.13	$10.03
Value at end of period	$8.37	$8.03	$8.14	$7.70	$6.51	$10.05	$10.37	$10.11	$10.13
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.83	$10.69	$9.67	$7.55	$13.92	$12.56	$11.91	$10.80	$10.02
Value at end of period	$10.79	$9.83	$10.69	$9.67	$7.55	$13.92	$12.56	$11.91	$10.80
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.77	$8.16	$7.51	$6.12	$11.31	$11.81	$10.41	$10.43	$10.03
Value at end of period	$8.60	$7.77	$8.16	$7.51	$6.12	$11.31	$11.81	$10.41	$10.43
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.57	$8.01	$6.84	$5.65	$11.34	$9.47	$9.40	$9.41	$10.08
Value at end of period	$8.19	$7.57	$8.01	$6.84	$5.65	$11.34	$9.47	$9.40	$9.41
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.27	$11.31	$9.35	$7.67	$12.14	$13.19	$11.95	$11.64	$10.02
Value at end of period	$11.46	$10.27	$11.31	$9.35	$7.67	$12.14	$13.19	$11.95	$11.64
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.64	$11.65	$10.12	$7.90	$11.41	$12.46	$11.44	$11.24	$10.06
Value at end of period	$11.68	$10.64	$11.65	$10.12	$7.90	$11.41	$12.46	$11.44	$11.24

CFI 4

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.94	$8.52	$7.92	$7.04	$10.38	$10.43	$10.05	$10.21	$10.03
Value at end of period	$8.51	$7.94	$8.52	$7.92	$7.04	$10.38	$11.94	$10.05	$10.21
ING BARON GROWTH PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.73	$11.12	$9.32	$7.31	$13.19	$13.18	$12.12	$11.97	$10.05
Value at end of period	$12.11	$10.73	$11.12	$9.32	$7.31	$13.19	$13.18	$12.12	$11.97
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.71	$7.21	$6.73	$5.46	$9.48	$10.03
Value at end of period	$7.27	$6.71	$7.21	$6.73	$5.46	$9.48
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.70	$8.40	$6.94	$5.41	$9.29	$9.57	$10.00
Value at end of period	$9.51	$8.70	$8.40	$6.94	$5.41	$9.29	$9.57
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$6.92	$7.69	$7.27	$5.86	$10.22	$10.40	$9.69	$9.88	$10.08
Value at end of period	$7.32	$6.92	$7.69	$7.27	$5.86	$10.22	$10.40	$9.69	$9.88
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$10.05	$10.27	$9.40	$8.19	$10.28	$10.02	$9.79
Value at end of period	$10.23	$10.05	$10.27	$9.40	$8.19	$10.28	$10.02
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.24	$8.76	$8.13	$6.62	$11.25	$11.11	$10.31	$10.11	$10.04
Value at end of period	$9.00	$8.24	$8.76	$8.13	$6.62	$11.25	$10.43	$10.31	$10.11
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.68	$8.15	$7.58	$6.52	$11.02	$11.12	$10.29	$10.35	$10.05
Value at end of period	$8.30	$7.68	$8.15	$7.58	$6.52	$11.02	$11.12	$10.29	$10.35
ING INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.19	$9.86	$8.57	$6.90	$11.71	$11.77	$11.40	$10.87	$10.05
Value at end of period	$10.21	$9.19	$9.86	$8.57	$6.90	$11.71	$11.77	$11.40	$10.87
ING INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.76	$9.35	$8.07	$6.85	$10.93	$12.36	$11.51	$11.34	$10.09
Value at end of period	$9.28	$8.76	$9.35	$8.07	$6.85	$10.93	$12.36	$11.51	$11.34
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.94	$8.81	$8.50	$8.08	$9.36	$9.36	$9.53	$9.80	$10.00
Value at end of period	$9.23	$8.94	$8.81	$8.50	$8.08	$9.36	$9.36	$9.53	$9.80
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.96	$13.23	$13.00	$12.19
Value at end of period	$12.28	$10.96	$13.23	$13.00
ING INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.33	$9.13	$9.44	$7.87	$14.58	$13.63	$11.16	$10.81	$9.95
Value at end of period	$8.24	$7.33	$9.13	$9.44	$7.87	$14.58	$13.63	$11.16	$10.81
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.80	$8.45	$7.78	$6.41	$10.70	$11.62	$10.63	$10.88	$10.04
Value at end of period	$8.73	$7.80	$8.45	$7.78	$6.41	$10.70	$11.62	$10.63	$10.88

CFI 5

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.98	$9.62	$9.08	$7.84	$10.85	$9.57	$10.00
Value at end of period	$9.55	$8.98	$9.62	$9.08	$7.84	$10.85	$9.57
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.27	$10.69	$9.22	$7.78	$12.31	$12.75	$11.60	$11.34	$10.04
Value at end of period	$11.63	$10.27	$10.69	$9.22	$7.78	$12.31	$12.75	$11.60	$11.34
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.35	$10.82
Value at end of period	$11.53	$10.35
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.60	$6.76	$6.00	$5.65	$8.57	$9.77	$10.00
Value at end of period	$7.14	$6.60	$6.76	$6.00	$5.65	$8.57	$9.77
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.45	$7.89	$8.34	$8.82	$9.10	$9.18	$9.28	$9.55	$10.00
Value at end of period	$7.03	$7.45	$7.89	$8.34	$8.82	$9.10	$9.18	$9.28	$9.55
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.86	$10.21	$9.33	$7.09	$12.59	$12.53	$11.25
Value at end of period	$10.17	$8.86	$10.21	$9.33	$7.09	$12.59	$12.53
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.41	$9.66	$9.52	$8.96	$9.52	$9.23	$9.40	$9.76	$10.00
Value at end of period	$9.58	$9.41	$9.66	$9.52	$8.96	$9.52	$9.23	$9.40	$9.76
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.03	$8.89	$8.11	$6.91	$11.19	$11.27	$10.20
Value at end of period	$8.37	$8.03	$8.89	$8.11	$6.91	$11.19	$11.27
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.37	$12.14	$10.78	$6.84	$10.26	$10.25	$10.00
Value at end of period	$12.47	$11.37	$12.14	$10.78	$6.84	$10.26	$10.25
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$7.68	$8.55	$7.67	$6.49	$10.25	$10.28	$10.00
Value at end of period	$8.06	$7.68	$8.55	$7.67	$6.49	$10.25	$10.28
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.92	$13.14	$12.35	$11.14
Value at end of period	$13.95	$12.92	$13.14	$12.35
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.58	$13.05	$12.35	$11.41
Value at end of period	$13.68	$12.58	$13.05	$12.35
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$10.18	$11.06	$9.43	$7.84	$12.05	$12.06	$10.95	$10.52	$10.14
Value at end of period	$11.00	$10.18	$11.06	$9.43	$7.84	$12.05	$12.06	$10.95	$10.52
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.14	$8.48	$8.09	$7.28	$10.10	$10.12	$9.90	$10.10	$10.03
Value at end of period	$8.63	$8.14	$8.48	$8.09	$7.28	$10.10	$10.12	$9.90	$10.10

CFI 6

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.72	$8.42	$7.90	$6.69	$11.08	$11.19	$10.48	$10.46	$10.03
Value at end of period	$8.37	$7.72	$8.42	$7.90	$6.69	$11.08	$11.19	$10.48	$10.46
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.93	$8.46	$8.00	$6.96	$10.62	$10.67	$10.18	$10.30	$10.04
Value at end of period	$8.50	$7.93	$8.46	$8.00	$6.96	$10.62	$10.67	$10.18	$10.30
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.98	$10.99	$9.06	$6.56	$12.24	$11.44	$11.12	$9.80	$10.07
Value at end of period	$10.93	$9.98	$10.99	$9.06	$6.56	$12.24	$11.44	$11.12	$9.80
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.73	$13.61	$12.55	$11.76
Value at end of period	$14.07	$12.73	$13.61	$12.55
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.61	$9.22	$8.36	$6.20	$11.38	$10.98	$10.27	$10.25	$10.01
Value at end of period	$9.65	$8.61	$9.22	$8.36	$6.20	$11.38	$10.98	$10.27	$10.25
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.43	$7.74	$7.54	$6.25	$10.13
Value at end of period	$7.21	$6.43	$7.74	$7.54	$6.25
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.86	$8.55	$7.99	$6.43	$11.31	$11.85	$10.97	$10.63	$10.06
Value at end of period	$8.41	$7.86	$8.55	$7.99	$6.43	$11.31	$11.85	$10.97	$10.63
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.88	$9.42	$9.11	$7.53	$11.43	$11.21	$10.17	$10.24	$10.03
Value at end of period	$9.54	$8.88	$9.42	$9.11	$7.53	$11.43	$11.21	$10.17	$10.24
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.77	$9.69	$8.19	$6.85	$11.98	$12.63	$11.93	$11.68	$10.07
Value at end of period	$9.48	$8.77	$9.69	$8.19	$6.85	$11.98	$12.63	$11.93	$11.68

TABLE III FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.95% ASSUMED ANNUAL NET RETURN RATE OF 3.50% (Selected data for annuity units outstanding throughout each period, unaudited)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.30	$8.38	$7.89	$6.65	$10.22	$10.50	$10.19	$10.17	$10.03
Value at end of period	$8.69	$8.30	$8.38	$7.89	$6.65	$10.22	$10.50	$10.19	$10.17
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.04	$8.40	$7.71	$6.25	$11.50	$11.96	$10.50	$10.47	$10.03
Value at end of period	$8.93	$8.04	$8.40	$7.71	$6.25	$11.50	$11.96	$10.50	$10.47

CFI 7

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.21	$8.78	$8.12	$7.19	$10.56	$10.56	$10.13	$10.26	$10.03
Value at end of period	$8.84	$8.21	$8.78	$8.12	$7.19	$10.56	$10.56	$10.13	$10.26
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.91	$8.57	$7.05	$5.47	$9.36	$11.98	$10.00
Value at end of period	$9.78	$8.91	$8.57	$7.05	$5.47	$9.36	$11.98
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.34	$10.52	$9.59	$8.32	$10.40	$10.09	$9.72	$9.82
Value at end of period	$10.57	$10.34	$10.52	$9.59	$8.32	$10.40	$10.09	$9.72
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.52	$9.02	$8.34	$6.76	$11.44	$11.25	$10.40	$10.15	$10.04
Value at end of period	$9.35	$8.52	$9.02	$8.34	$6.76	$11.44	$11.25	$10.40	$10.15
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.95	$8.40	$7.78	$6.66	$11.20	$11.26	$10.37	$10.39	$10.05
Value at end of period	$8.62	$7.95	$8.40	$7.78	$6.66	$11.20	$11.26	$10.37	$10.39
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.25	$9.08	$8.72	$8.25	$9.52	$9.48	$9.61	$9.84	$10.00
Value at end of period	$9.58	$9.25	$9.08	$8.72	$8.25	$9.52	$9.48	$9.61	$9.84
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.07	$8.70	$7.98	$6.55	$10.89	$11.76	$10.72	$10.93	$10.04
Value at end of period	$9.07	$8.07	$8.70	$7.98	$6.55	$10.89	$11.76	$10.72	$10.93
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.24	$9.86	$9.26	$7.97	$10.98	$11.19	$10.38	$10.48
Value at end of period	$9.87	$9.24	$9.86	$9.26	$7.97	$10.98	$11.19	$10.38
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.76	$6.89	$6.09	$5.71	$8.62	$9.78	$10.00
Value at end of period	$7.34	$6.76	$6.89	$6.09	$5.71	$8.62	$9.78
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.70	$8.13	$8.56	$9.00	$9.26	$9.30	$9.35	$9.59	$10.00
Value at end of period	$7.30	$7.70	$8.13	$8.56	$9.00	$9.26	$9.30	$9.35	$9.59
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.74	$9.95	$9.77	$9.15	$9.68	$9.34	$9.48	$9.80	$10.00
Value at end of period	$9.95	$9.74	$9.95	$9.77	$9.15	$9.68	$9.34	$9.48	$9.80
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$7.54	$8.32	$7.561	$6.41	$10.34	$10.36	$10.00
Value at end of period	$7.90	$7.54	$8.32	$7.56	$6.41	$10.34	$10.36
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$11.65	$12.38	$10.95	$6.91	$10.34	$10.28	$10.00
Value at end of period	$12.82	$11.65	$12.38	$10.95	$6.91	$10.34	$10.28
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.72	$13.15	$12.39	$12.07
Value at end of period	$13.89	$12.72	$13.15	$12.39

CFI 8

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.42	$8.74	$8.30	$7.43	$10.27	$10.25	$9.98	$10.14	$10.03
Value at end of period	$8.96	$8.42	$8.74	$8.30	$7.43	$10.27	$10.25	$9.98	$10.14
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.98	$8.68	$8.10	$6.83	$11.27	$11.33	$10.56	$10.50	$10.03
Value at end of period	$8.69	$7.98	$8.68	$8.10	$6.83	$11.27	$11.33	$10.56	$10.50
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.21	$8.71	$8.21	$7.11	$10.80	$10.81	$10.26	$10.34	$10.03
Value at end of period	$8.83	$8.21	$8.71	$8.21	$7.11	$10.80	$10.81	$10.26	$10.34
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.87	$13.71	$12.59	$12.37
Value at end of period	$14.29	$12.87	$13.71	$12.59
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.13	$8.80	$8.19	$6.56	$11.50	$12.00	$11.06	$10.67	$10.06
Value at end of period	$8.74	$8.13	$8.80	$8.19	$6.56	$11.50	$12.00	$11.06	$10.67
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$9.19	$9.70	$9.35	$7.69	$11.62	$11.35	$10.26	$10.28	$10.03
Value at end of period	$9.91	$9.19	$9.70	$9.35	$7.69	$11.62	$11.35	$10.26	$10.28

TABLE IV FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.95% ASSUMED ANNUAL NET RETURN RATE OF 5.00% (Selected data for annuity units outstanding throughout each period, unaudited)

	2012	2011	2010	2009	2008	2007	2006	2005	2004

CALVERT VP SRI BALANCED PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.40	$7.58	$7.24	$6.19	$9.65	$10.06	$9.91	$10.03	$10.03
Value at end of period	$7.64	$7.40	$7.58	$7.24	$6.19	$9.65	$10.06	$9.91	$10.03
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.17	$7.60	$7.07	$5.82	$10.86	$11.46	$10.21	$10.32	$10.03
Value at end of period	$7.85	$7.17	$7.60	$7.07	$5.82	$10.86	$11.46	$10.21	$10.32
ING BALANCED PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.32	$7.94	$7.45	$6.69	$9.97	$10.12	$9.85	$10.11	$10.03
Value at end of period	$7.77	$7.32	$7.94	$7.45	$6.69	$9.97	$10.12	$9.85	$10.11
ING CLARION REAL ESTATE PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.22	$8.01	$6.69	$5.26	$9.13	$11.86	$10.00
Value at end of period	$8.89	$8.22	$8.01	$6.69	$5.26	$9.13	$11.86
ING GLOBAL BOND PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$9.38	$9.69	$8.95	$7.89	$10.00	$9.85	$9.72
Value at end of period	$9.45	$9.38	$9.69	$8.95	$7.89	$10.00	$9.85

CFI 9

Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004

ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.60	$8.16	$7.66	$6.29	$10.81	$10.78	$10.11	$10.01	$10.04
Value at end of period	$8.22	$7.60	$8.16	$7.66	$6.29	$10.81	$10.78	$10.11	$10.01
ING INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.09	$7.59	$7.14	$6.20	$10.58	$10.79	$10.08	$10.24	$10.05
Value at end of period	$7.57	$7.09	$7.59	$7.14	$6.20	$10.58	$10.79	$10.08	$10.24
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.25	$8.21	$8.00	$7.68	$8.99	$9.08	$9.34	$9.70	$10.00
Value at end of period	$8.42	$8.25	$8.21	$8.00	$7.68	$8.99	$9.08	$9.34	$9.70
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.20	$7.87	$7.32	$6.10	$10.28	$11.27	$10.42	$10.78	$10.04
Value at end of period	$7.97	$7.20	$7.87	$7.32	$6.10	$10.28	$11.27	$10.42	$10.78
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during January 2006)
Value at beginning of period	$8.39	$9.08	$8.65	$7.55	$10.56	$10.92	$10.38
Value at end of period	$8.83	$8.39	$9.08	$8.65	$7.55	$10.56	$10.92
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2006)
Value at beginning of period	$6.25	$6.47	$5.80	$5.51	$8.45	$9.73	$10.00
Value at end of period	$6.69	$6.25	$6.47	$5.80	$5.51	$8.45	$9.73
ING MONEY MARKET PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$6.87	$7.35	$7.85	$8.38	$8.74	$8.91	$9.09	$9.45	$9.99
Value at end of period	$6.41	$6.87	$7.35	$7.85	$8.38	$8.74	$8.91	$9.09	$9.45
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.68	$9.00	$8.96	$8.52	$9.14	$8.95	$9.22	$9.67	$9.99
Value at end of period	$8.75	$8.68	$9.00	$8.96	$8.52	$9.14	$8.95	$9.22	$9.67
ING PIONEER FUND PORTFOLIO
(Funds were first received in this option during September 2006)
Value at beginning of period	$6.95	$7.78	$7.17	$6.17	$10.09	$10.26	$10.00
Value at end of period	$7.17	$6.95	$7.78	$7.17	$6.17	$10.09	$10.26
ING PIONEER HIGH YIELD PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$10.74	$11.58	$10.39	$6.65	$10.09	$10.18	$10.00
Value at end of period	$11.65	$10.74	$11.58	$10.39	$6.65	$10.09	$10.18
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.24	$12.83	$12.27	$11.93
Value at end of period	$13.18	$12.24	$12.83	$12.27
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.51	$7.90	$7.62	$6.92	$9.70	$9.82	$9.70	$10.00	$10.03
Value at end of period	$7.88	$7.51	$7.90	$7.62	$6.92	$9.70	$9.82	$9.70	$10.00
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.12	$7.85	$7.43	$6.36	$10.65	$10.86	$10.27	$10.35	$10.03
Value at end of period	$7.64	$7.12	$7.85	$7.43	$6.36	$10.65	$10.86	$10.27	$10.35

CFI 10

	Condensed Financial Information (continued)

	2012	2011	2010	2009	2008	2007	2006	2005	2004

ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.32	$7.88	$7.53	$6.62	$10.20	$10.36	$9.97	$10.20	$10.03
Value at end of period	$7.76	$7.32	$7.88	$7.53	$6.62	$10.20	$10.36	$9.97	$10.20
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.39	$13.38	$12.47	$12.23
Value at end of period	$13.56	$12.39	$13.38	$12.47
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$7.25	$7.96	$7.52	$6.11	$10.86	$11.50	$10.75	$10.53	$10.06
Value at end of period	$7.68	$7.25	$7.96	$7.52	$6.11	$10.86	$11.50	$10.75	$10.53
INVESCO V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2004)
Value at beginning of period	$8.19	$8.78	$8.58	$7.16	$10.98	$10.88	$9.97	$10.14	$10.03
Value at end of period	$8.71	$8.19	$8.78	$8.58	$7.16	$10.98	$10.88	$9.97	$10.14

CFI 11

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of a Variable Account C prospectus dated May 1, 2013.

________ Please send an Account C Statement of Additional Information (Form No. SAI.109622-13) dated May 1, 2013.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.109622-13

VARIABLE ANNUITY ACCOUNT C
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information
dated
May 1, 2013

ING Flexible Income Annuity

A Fixed and Variable, Single Premium, Group or Individual, Immediate Annuity Contract

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the separate account) dated May 1, 2013.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
USFS Customer Service Defined Contribution Administration
P.O. Box 990063
Hartford, Connecticut 06199-0063
1-800-238-6273

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS
Page

GENERAL INFORMATION AND HISTORY	2
VARIABLE ANNUITY ACCOUNT C	2
OFFERING AND PURCHASE OF CONTRACT	3
INCOME PAYMENTS	3
SALES MATERIAL AND ADVERTISING	4
EXPERTS	5
FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT	S-1
CONSOLIDATED FINANCIAL STATEMENTS OF ING LIFE INSURANCE	C-1
AND ANNUITY COMPANY

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in
1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as
Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).
Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

Pursuant to an agreement with the European Commission (“EC”), ING has announced its intention to divest itself of ING U.S., Inc. and its subsidiaries, including the Company (“ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. Under the agreement with the EC, ING is required to divest itself of at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014 and 100% by the end of 2016. While all options for effecting the separation from ING remain open, ING has announced that the base case for this separation includes an initial public offering (“IPO”) of ING U.S., and in connection with the proposed IPO of its common stock
ING U.S. filed a registration statement on Form S-1 with the SEC in November 2012, which was amended in January, March and April 2013. While the base case for the separation is an IPO, all options remain open and it is possible that ING’s divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company.
However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “FEES” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of
1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to

2

applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in each fund’s prospectus and statement of additional information.

OFFERING AND PURCHASE OF CONTRACT

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-
dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of
Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial Advisers,
LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the section entitled “CONTRACT PURCHASE AND PARTICIPATION.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2012, 2011 and 2010 amounted to $54,904,926.87, $56,593,822.08 and $43,979,093.81,
respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

INCOME PAYMENTS

Your variable income payments will fluctuate as the annuity unit value(s) (“AUV”) fluctuates with the investment experience of the selected subaccount(s). The first income payment and subsequent income payments also vary depending upon the assumed annual net return rate selected (3.5% or 5% per annum).
Currently only 3.5% assumed annual net return rate is available. Selection of a 5% rate causes a higher first income payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Income payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income payment, but subsequent income payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

A fixed number of annuity units (“Annuity Units”) are determined in each of the designated subaccounts on the contract effective date. When you select variable income payments, your account value purchases
Annuity Units of the separate account subaccounts corresponding to the funds you select. The number of
Annuity Units purchased is based on your account value and the value of each unit on the day the Annuity
Units are purchased. The number of Annuity Units, which generally does not change thereafter, is calculated by dividing (a) by (b), where (a) is the amount of the income payment as if the payment was calculated as of the contract effective date, and (b) is the AUV for that investment option on the contract effective date. The first payment will be calculated as of the 10th valuation before the payment due date, which depends upon the payment frequency you have selected. As noted above, AUV fluctuate from one valuation to the next (see “Calculating Variable Income Payments” in the prospectus); such fluctuations reflect changes in the net investment factor for the applicable subaccount(s) (with a 10 valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed annual net return rate of 3.5% or 5% per annum.

3

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for each subaccount selected.

EXAMPLE:
Assume that you purchase a single premium immediate annuity contract with a $50,000 premium. The payment option that you select has a payment factor of $6.68 per $1,000 of value applied. Also assume that no premium tax charge is payable.

If a payment was determined as of the contract effective date, that payment would be calculated by multiplying $6.68 per $1,000 by 50.000. This would produce an initial payment of $334.00.

Assume that the value of the Annuity Unit on the contract effective date is 13.400000. The payment calculated as of the contract effective date is divided by the AUV to determine the number of Annuity
Units (that is, $334.00/13.400000 = 24.925 Annuity Units). The number of Annuity Units will generally remain constant over the term of your contract as determined by the income payment option you select.
The value of each payment will be determined on the 10th valuation before the payment due date by multiplying the number of Annuity Units by that date’s AUV.

Payments will subsequently fluctuate depending upon the net investment performance that occurs between payment valuation dates less a factor that represents the assumed annual net return rate. This offsets the assumed annual net return rate built into the number of Annuity Units determined above.

AUVs are calculated on a daily basis by multiplying the AUV by the daily net return factor and by a factor to reflect the daily assumed annual net return rate. The factor for a 3.5% assumed annual net return rate is 0.9999058 and for 5.0% is 0.9998663. The new payment is calculated by multiplying the number of Annuity Units by the new AUV.

SALES MATERIAL AND ADVERTISING

We may illustrate the hypothetical values of income payments made from each of the subaccounts over certain time periods based on the historical net asset values of the funds. We may also advertise returns based on other fee schedules that apply to a particular contract holder. These fee schedules may result in higher returns than those shown.

We may also include hypothetical illustrations in our sales literature that explain the mathematical principles of compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and savings or investment products such as personal savings accounts and certificates of deposit.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable
Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis
Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may categorize funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time

4

to time, we will quote articles from newspapers and magazines or other publications or reports such as
The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials, information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2012, and
the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, included in the Statement of
Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard,
Atlanta, GA 30308.

5

FINANCIAL STATEMENTS
Variable Annuity Account C of
ING Life Insurance and Annuity Company
Year Ended December 31, 2012
with Report of Independent Registered Public Accounting Firm

S-1

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VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2012

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying financial statements of Variable Annuity Account C of ING Life
Insurance and Annuity Company (the "Account"), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2012, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2012 and 2011. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity
Account C of ING Life Insurance and Annuity Company at December 31, 2012, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2012 and 2011, in conformity with U.S. generally accepted accounting principles.

                                                                                      /s/ Ernst & Young LLP
Atlanta, Georgia
April 4, 2013

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Invesco Mid		Invesco		Invesco Global
	Cap Core	Invesco Small Cap	International	Invesco	Health Care
	Equity Fund -	Growth Fund -	Growth Fund -	Endeavor	Fund -
	Class A	Class A	Class R5	Fund - Class A	Investor Class
Assets
Investments in mutual funds
at fair value	$ 4,552	$ 26	$ 30	$ 36	$ 234
Total assets	4,552	26	30	36	234
Net assets	$ 4,552	$ 26	$ 30	$ 36	$ 234

Net assets
Accumulation units	$ 4,552	$ 26	$ 30	$ 36	$ 234
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,552	$ 26	$ 30	$ 36	$ 234

Total number of mutual fund shares	212,989	873	1,039	2,106	7,678

Cost of mutual fund shares	$ 4,686	$ 26	$ 31	$ 37	$ 231

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

AllianceBernstein
		Invesco V.I.			Growth and
	Invesco Small	Core Equity	Alger Capital		Income
	Cap Value	Fund - Series I	Appreciation	Alger Green	Fund, Inc. -
	Fund - Class A	Shares	Fund - Class A	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 141	$ 34,682	$ 492	$ 2,030	$ 201
Total assets	141	34,682	492	2,030	201
Net assets	$ 141	$ 34,682	$ 492	$ 2,030	$ 201

Net assets
Accumulation units	$ 141	$ 34,229	$ 492	$ 2,030	$ 201
Contracts in payout (annuitization)	-	453	-	-	-
Total net assets	$ 141	$ 34,682	$ 492	$ 2,030	$ 201

Total number of mutual fund shares	8,630	1,150,713	29,419	295,926	50,034

Cost of mutual fund shares	$ 147	$ 28,975	$ 482	$ 1,804	$ 155

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Allianz NFJ
	AllianceBernstein		Large-Cap	Allianz NFJ
	Growth and	Allianz NFJ	Value Fund -	Small-Cap
	Income Portfolio -	Dividend Value	Institutional	Value Fund -	Amana Growth
	Class A	Fund - Class A	Class	Class A	Fund
Assets
Investments in mutual funds
at fair value	$ 476	$ 206	$ 35	$ 400	$ 35,389
Total assets	476	206	35	400	35,389
Net assets	$ 476	$ 206	$ 35	$ 400	$ 35,389

Net assets
Accumulation units	$ 476	$ 206	$ 35	$ 400	$ 35,389
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 476	$ 206	$ 35	$ 400	$ 35,389

Total number of mutual fund shares	22,796	16,289	2,286	14,063	1,316,067

Cost of mutual fund shares	$ 355	$ 174	$ 35	$ 387	$ 31,720

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

American
			Century		American Funds
		American	Inflation-	American	American
		Balanced	Adjusted Bond Century Income		Mutual
	Amana Income	Fund® -	Fund -	& Growth	Fund® -
	Fund	Class R-3	Investor Class	Fund - A Class	Class R-4
Assets
Investments in mutual funds
at fair value	$ 51,965	$ 5,771	$ 54,588	$ 6,374	$ 61
Total assets	51,965	5,771	54,588	6,374	61
Net assets	$ 51,965	$ 5,771	$ 54,588	$ 6,374	$ 61

Net assets
Accumulation units	$ 51,965	$ 5,771	$ 54,588	$ 6,374	$ 61
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 51,965	$ 5,771	$ 54,588	$ 6,374	$ 61

Total number of mutual fund shares	1,517,672	283,981	4,141,739	233,649	2,151

Cost of mutual fund shares	$ 46,567	$ 4,612	$ 53,006	$ 5,951	$ 60

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Ariel		Artisan		BlackRock
	Appreciation		International	Aston/Fairpointe Equity Dividend
	Fund - Investor	Ariel Fund -	Fund - Investor	Mid Cap Fund -	Fund - Investor
	Class	Investor Class	Shares	Class N	A Shares
Assets
Investments in mutual funds
at fair value	$ 866	$ 3,328	$ 5,043	$ 8,892	$ 1,014
Total assets	866	3,328	5,043	8,892	1,014
Net assets	$ 866	$ 3,328	$ 5,043	$ 8,892	$ 1,014

Net assets
Accumulation units	$ 866	$ 3,328	$ 5,043	$ 8,892	$ 1,014
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 866	$ 3,328	$ 5,043	$ 8,892	$ 1,014

Total number of mutual fund shares	21,113	64,989	205,079	266,306	50,970

Cost of mutual fund shares	$ 800	$ 3,082	$ 4,446	$ 8,522	$ 937

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

BlackRock Mid
	Cap Value			Capital World
	Opportunities	The Bond Fund	Calvert VP SRI	Growth &
	Fund - Investor	of AmericaSM,	Balanced	Income FundSM,	Cohen & Steers
	A Shares	Inc. - Class R-4	Portfolio	Inc. - Class R-3	Realty Shares
Assets
Investments in mutual funds
at fair value	$ 9,764	$ 10,954	$ 46,174	$ 513	$ 2,138
Total assets	9,764	10,954	46,174	513	2,138
Net assets	$ 9,764	$ 10,954	$ 46,174	$ 513	$ 2,138

Net assets
Accumulation units	$ 9,764	$ 10,954	$ 45,963	$ 513	$ 2,138
Contracts in payout (annuitization)	-	-	211	-	-
Total net assets	$ 9,764	$ 10,954	$ 46,174	$ 513	$ 2,138

Total number of mutual fund shares	525,211	845,905	24,187,720	13,858	33,118

Cost of mutual fund shares	$ 8,897	$ 10,469	$ 43,624	$ 469	$ 2,189

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	ColumbiaSM	ColumbiaSM	Columbia Mid	Columbia Mid	CRM Mid Cap
	Acorn Fund® -	Acorn Fund® -	Cap Value	Cap Value	Value Fund -
	Class A	Class Z	Fund - Class A	Fund - Class Z	Investor Shares
Assets
Investments in mutual funds
at fair value	$ 85	$ 39	$ 4,121	$ 1	$ 232
Total assets	85	39	4,121	1	232
Net assets	$ 85	$ 39	$ 4,121	$ 1	$ 232

Net assets
Accumulation units	$ 85	$ 39	$ 4,121	$ 1	$ 232
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 85	$ 39	$ 4,121	$ 1	$ 232

Total number of mutual fund shares	2,890	1,284	278,468	79	7,648

Cost of mutual fund shares	$ 84	$ 39	$ 3,267	$ 1	$ 197

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Delaware				Eaton Vance
	Diversified	Dodge & Cox		DWS Equity	Large-Cap
	Income Fund -	International	Dodge & Cox	500 Index	Value Fund -
	Class A	Stock Fund	Stock Fund	Fund - Class S	Class R
Assets
Investments in mutual funds
at fair value	$ 801	$ 224	$ 28	$ 491	$ 98
Total assets	801	224	28	491	98
Net assets	$ 801	$ 224	$ 28	$ 491	$ 98

Net assets
Accumulation units	$ 801	$ 224	$ 28	$ 491	$ 98
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 801	$ 224	$ 28	$ 491	$ 98

Total number of mutual fund shares	85,586	6,454	230	3,071	5,025

Cost of mutual fund shares	$ 809	$ 197	$ 27	$ 422	$ 89

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

Fidelity®
	EuroPacific	EuroPacific	Advisor New	Fidelity® VIP	Fidelity® VIP
	Growth	Growth	Insights Fund - Equity-Income		Growth
	Fund® -	Fund® -	Institutional	Portfolio -	Portfolio -
	Class R-3	Class R-4	Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 8,750	$ 268,614	$ 465	$ 264,552	$ 225,077
Total assets	8,750	268,614	465	264,552	225,077
Net assets	$ 8,750	$ 268,614	$ 465	$ 264,552	$ 225,077

Net assets
Accumulation units	$ 8,750	$ 268,614	$ 465	$ 261,045	$ 224,328
Contracts in payout (annuitization)	-	-	-	3,507	749
Total net assets	$ 8,750	$ 268,614	$ 465	$ 264,552	$ 225,077

Total number of mutual fund shares	216,321	6,635,720	20,208	13,267,396	5,352,594

Cost of mutual fund shares	$ 7,355	$ 270,909	$ 430	$ 294,296	$ 165,985

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2012
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	High Income	Overseas	Contrafund®	Index 500	Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 12,167	$ 29,379	$ 1,085,469	$ 115,759	$ 20,599
Total assets	12,167	29,379	1,085,469	115,759	20,599
Net assets	$ 12,167	$ 29,379	$ 1,085,469	$ 115,759	$ 20,599

Net assets
Accumulation units	$ 12,106	$ 29,379	$ 1,077,416	$ 115,759	$ 20,599
Contracts in payout (annuitization)	61	-	8,053	-	-
Total net assets	$ 12,167	$ 29,379	$ 1,085,469	$ 115,759	$ 20,599

Total number of mutual fund shares	2,094,095	1,825,888	41,054,034	798,779	674,261

Cost of mutual fund shares	$ 11,830	$ 33,376	$ 1,089,790	$ 100,033	$ 18,401

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Fidelity® VIP
	Asset		Franklin Small-	Franklin Small
	ManagerSM	Mutual Global	Mid Cap	Cap Value	Fundamental
	Portfolio -	Discovery	Growth Fund -	Securities	InvestorsSM,
	Initial Class	Fund - Class R	Class A	Fund - Class 2	Inc. - Class R-3
Assets
Investments in mutual funds
at fair value	$ 22,592	$ 2,419	$ 553	$ 110,112	$ 1,203
Total assets	22,592	2,419	553	110,112	1,203
Net assets	$ 22,592	$ 2,419	$ 553	$ 110,112	$ 1,203

Net assets
Accumulation units	$ 22,592	$ 2,419	$ 553	$ 108,689	$ 1,203
Contracts in payout (annuitization)	-	-	-	1,423	-
Total net assets	$ 22,592	$ 2,419	$ 553	$ 110,112	$ 1,203

Total number of mutual fund shares	1,489,261	86,438	16,310	6,040,167	29,553

Cost of mutual fund shares	$ 21,320	$ 2,286	$ 498	$ 87,042	$ 1,044

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

		The Growth	The Growth	The Hartford	The Hartford
	Fundamental	Fund of	Fund of	Capital	Dividend and
	InvestorsSM,	America® -	America® -	Appreciation	Growth Fund -
	Inc. - Class R-4	Class R-3	Class R-4	Fund - Class R4	Class R4
Assets
Investments in mutual funds
at fair value	$ 37,284	$ 12,373	$ 287,158	$ 159	$ 261
Total assets	37,284	12,373	287,158	159	261
Net assets	$ 37,284	$ 12,373	$ 287,158	$ 159	$ 261

Net assets
Accumulation units	$ 37,284	$ 12,373	$ 287,158	$ 159	$ 261
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 37,284	$ 12,373	$ 287,158	$ 159	$ 261

Total number of mutual fund shares	915,835	365,091	8,413,662	4,323	12,527

Cost of mutual fund shares	$ 29,162	$ 9,167	$ 245,028	$ 150	$ 259

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

The Income
	Fund of	ING Balanced	ING Growth		ING Value
	America® -	Portfolio -	Opportunities	ING Real Estate	Choice Fund -
	Class R-3	Class I	Fund - Class A	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 1,985	$ 305,260	$ 63	$ 1,954	$ 4
Total assets	1,985	305,260	63	1,954	4
Net assets	$ 1,985	$ 305,260	$ 63	$ 1,954	$ 4

Net assets
Accumulation units	$ 1,985	$ 288,145	$ 63	$ 1,954	$ 4
Contracts in payout (annuitization)	-	17,115	-	-	-
Total net assets	$ 1,985	$ 305,260	$ 63	$ 1,954	$ 4

Total number of mutual fund shares	110,231	24,878,566	2,444	120,512	251

Cost of mutual fund shares	$ 1,759	$ 298,362	$ 63	$ 1,494	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING BlackRock
		ING	ING	ING	Health Sciences
	ING GNMA	Intermediate	Intermediate	Intermediate	Opportunities
	Income Fund -	Bond Fund -	Bond Portfolio -	Bond Portfolio -	Portfolio -
	Class A	Class A	Class I	Class S	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,456	$ 3,250	$ 408,463	$ 1,202	$ 14,469
Total assets	4,456	3,250	408,463	1,202	14,469
Net assets	$ 4,456	$ 3,250	$ 408,463	$ 1,202	$ 14,469

Net assets
Accumulation units	$ 4,456	$ 3,250	$ 392,854	$ 1,202	$ 14,469
Contracts in payout (annuitization)	-	-	15,609	-	-
Total net assets	$ 4,456	$ 3,250	$ 408,463	$ 1,202	$ 14,469

Total number of mutual fund shares	493,974	321,193	31,517,204	93,253	1,086,243

Cost of mutual fund shares	$ 4,444	$ 3,087	$ 397,692	$ 1,155	$ 11,911

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING BlackRock
	ING BlackRock	Large Cap	ING BlackRock	ING BlackRock	ING Clarion
	Inflation	Growth	Large Cap	Large Cap	Global Real
	Protected Bond	Portfolio -	Growth	Growth	Estate
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Service 2 Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 97	$ 85,929	$ 502	$ 294	$ 7
Total assets	97	85,929	502	294	7
Net assets	$ 97	$ 85,929	$ 502	$ 294	$ 7

Net assets
Accumulation units	$ 97	$ 85,594	$ 502	$ 294	$ 7
Contracts in payout (annuitization)	-	335	-	-	-
Total net assets	$ 97	$ 85,929	$ 502	$ 294	$ 7

Total number of mutual fund shares	9,053	7,840,238	46,089	27,382	674

Cost of mutual fund shares	$ 98	$ 86,720	$ 486	$ 242	$ 6

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Clarion
	Global Real		ING Clarion		ING FMRSM
	Estate	ING Clarion	Real Estate	ING Clarion	Diversified Mid
	Portfolio -	Real Estate	Portfolio -	Real Estate	Cap Portfolio -
	Institutional	Portfolio -	Institutional	Portfolio -	Institutional
	Class	Adviser Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 77,810	$ 41	$ 2,303	$ 54,384	$ 27,744
Total assets	77,810	41	2,303	54,384	27,744
Net assets	$ 77,810	$ 41	$ 2,303	$ 54,384	$ 27,744

Net assets
Accumulation units	$ 77,810	$ 41	$ -	$ 54,384	$ 27,744
Contracts in payout (annuitization)	-	-	2,303	-	-
Total net assets	$ 77,810	$ 41	$ 2,303	$ 54,384	$ 27,744

Total number of mutual fund shares	6,965,941	1,559	84,589	2,003,829	1,793,394

Cost of mutual fund shares	$ 65,546	$ 37	$ 1,951	$ 38,969	$ 26,996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Global
	ING FMRSM	ING FMRSM	ING Global	Resources	ING Global
	Diversified Mid Diversified Mid		Resources	Portfolio -	Resources
	Cap Portfolio -	Cap Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 48,491	$ 8	$ 2	$ 26	$ 101,734
Total assets	48,491	8	2	26	101,734
Net assets	$ 48,491	$ 8	$ 2	$ 26	$ 101,734

Net assets
Accumulation units	$ 48,491	$ 8	$ 2	$ 26	$ 101,734
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 48,491	$ 8	$ 2	$ 26	$ 101,734

Total number of mutual fund shares	3,152,885	547	85	1,390	5,434,528

Cost of mutual fund shares	$ 41,084	$ 8	$ 2	$ 32	$ 109,726

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Invesco
	Van Kampen	ING Invesco		ING JPMorgan
	Growth and	Van Kampen	ING JPMorgan	Emerging	ING JPMorgan
	Income	Growth and	Emerging	Markets Equity	Emerging
	Portfolio -	Income	Markets Equity	Portfolio -	Markets Equity
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 6,568	$ 17,841	$ 307	$ 32,471	$ 26,309
Total assets	6,568	17,841	307	32,471	26,309
Net assets	$ 6,568	$ 17,841	$ 307	$ 32,471	$ 26,309

Net assets
Accumulation units	$ 6,568	$ 17,841	$ 307	$ 32,471	$ 26,309
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,568	$ 17,841	$ 307	$ 32,471	$ 26,309

Total number of mutual fund shares	279,506	756,296	15,225	1,551,428	1,263,629

Cost of mutual fund shares	$ 6,373	$ 15,320	$ 305	$ 28,679	$ 22,751

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING JPMorgan
	ING JPMorgan	Small Cap Core	ING JPMorgan		ING Large Cap
	Small Cap Core	Equity	Small Cap Core	ING Large Cap	Growth
	Equity	Portfolio -	Equity	Growth	Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Adviser Class	Class	Service Class	Adviser Class	Class
Assets
Investments in mutual funds
at fair value	$ 16	$ 9,013	$ 8,402	$ 155	$ 193,340
Total assets	16	9,013	8,402	155	193,340
Net assets	$ 16	$ 9,013	$ 8,402	$ 155	$ 193,340

Net assets
Accumulation units	$ 16	$ 9,013	$ 8,402	$ 155	$ 193,011
Contracts in payout (annuitization)	-	-	-	-	329
Total net assets	$ 16	$ 9,013	$ 8,402	$ 155	$ 193,340

Total number of mutual fund shares	1,044	584,103	548,823	10,970	13,063,527

Cost of mutual fund shares	$ 13	$ 8,653	$ 7,700	$ 144	$ 177,629

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Marsico
	ING Large Cap	ING Large Cap		ING Limited	Growth
	Growth	Value Portfolio -	ING Large Cap	Maturity Bond	Portfolio -
	Portfolio -	Institutional	Value Portfolio -	Portfolio -	Institutional
	Service Class	Class	Service Class	Adviser Class	Class
Assets
Investments in mutual funds
at fair value	$ 338	$ 217,365	$ 708	$ 17	$ 9,713
Total assets	338	217,365	708	17	9,713
Net assets	$ 338	$ 217,365	$ 708	$ 17	$ 9,713

Net assets
Accumulation units	$ 338	$ 214,626	$ 708	$ 17	$ 9,713
Contracts in payout (annuitization)	-	2,739	-	-	-
Total net assets	$ 338	$ 217,365	$ 708	$ 17	$ 9,713

Total number of mutual fund shares	23,118	23,549,798	77,465	1,691	510,424

Cost of mutual fund shares	$ 323	$ 190,397	$ 639	$ 17	$ 7,970

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING MFS Total
	ING Marsico	ING MFS Total	Return	ING MFS Total	ING MFS
	Growth	Return	Portfolio -	Return	Utilities
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Adviser Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 97	$ 1,139	$ 56,102	$ 25,679	$ 45,560
Total assets	97	1,139	56,102	25,679	45,560
Net assets	$ 97	$ 1,139	$ 56,102	$ 25,679	$ 45,560

Net assets
Accumulation units	$ 97	$ 1,139	$ 56,102	$ 25,679	$ 45,560
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 97	$ 1,139	$ 56,102	$ 25,679	$ 45,560

Total number of mutual fund shares	5,164	71,276	3,482,423	1,592,974	3,037,362

Cost of mutual fund shares	$ 88	$ 947	$ 55,623	$ 24,464	$ 41,464

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Morgan		ING PIMCO
	Stanley Global	ING PIMCO	High Yield	ING PIMCO	ING Pioneer
	Franchise	High Yield	Portfolio -	High Yield	Fund Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Adviser Class	Adviser Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 31	$ 51	$ 28,658	$ 30,849	$ 19,631
Total assets	31	51	28,658	30,849	19,631
Net assets	$ 31	$ 51	$ 28,658	$ 30,849	$ 19,631

Net assets
Accumulation units	$ 31	$ 51	$ 28,658	$ 30,849	$ 19,412
Contracts in payout (annuitization)	-	-	-	-	219
Total net assets	$ 31	$ 51	$ 28,658	$ 30,849	$ 19,631

Total number of mutual fund shares	1,935	4,762	2,693,463	2,902,024	1,719,022

Cost of mutual fund shares	$ 29	$ 49	$ 27,844	$ 29,705	$ 17,938

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

			ING Pioneer		ING T. Rowe
		ING Pioneer	Mid Cap Value	ING Pioneer	Price Capital
	ING Pioneer	Mid Cap Value	Portfolio -	Mid Cap Value	Appreciation
	Fund Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Adviser Class	Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 273	$ 23	$ 76,026	$ 378	$ 195
Total assets	273	23	76,026	378	195
Net assets	$ 273	$ 23	$ 76,026	$ 378	$ 195

Net assets
Accumulation units	$ 273	$ 23	$ 75,104	$ 378	$ 195
Contracts in payout (annuitization)	-	-	922	-	-
Total net assets	$ 273	$ 23	$ 76,026	$ 378	$ 195

Total number of mutual fund shares	23,837	2,085	6,727,954	33,401	7,934

Cost of mutual fund shares	$ 256	$ 22	$ 72,991	$ 347	$ 185

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING T. Rowe
	Price Capital	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Appreciation	Price Capital	Price Equity	Price Equity	Price
	Portfolio -	Appreciation	Income	Income	International
	Institutional	Portfolio -	Portfolio -	Portfolio -	Stock Portfolio -
	Class	Service Class	Adviser Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 112,414	$ 377,748	$ 1,638	$ 104,568	$ 102
Total assets	112,414	377,748	1,638	104,568	102
Net assets	$ 112,414	$ 377,748	$ 1,638	$ 104,568	$ 102

Net assets
Accumulation units	$ 112,414	$ 377,748	$ 1,638	$ 104,452	$ 102
Contracts in payout (annuitization)	-	-	-	116	-
Total net assets	$ 112,414	$ 377,748	$ 1,638	$ 104,568	$ 102

Total number of mutual fund shares	4,489,378	15,073,742	125,883	7,951,915	8,674

Cost of mutual fund shares	$ 110,377	$ 319,703	$ 1,315	$ 87,057	$ 94

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING T. Rowe	ING Templeton
	Price	Global Growth	ING Templeton	ING U.S. Stock	ING Money
	International	Portfolio -	Global Growth	Index Portfolio -	Market
	Stock Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Class I
Assets
Investments in mutual funds
at fair value	$ 7,554	$ 841	$ 4,823	$ 7,900	$ 295,287
Total assets	7,554	841	4,823	7,900	295,287
Net assets	$ 7,554	$ 841	$ 4,823	$ 7,900	$ 295,287

Net assets
Accumulation units	$ 7,554	$ 841	$ 4,823	$ 7,900	$ 292,451
Contracts in payout (annuitization)	-	-	-	-	2,836
Total net assets	$ 7,554	$ 841	$ 4,823	$ 7,900	$ 295,287

Total number of mutual fund shares	645,606	67,524	385,552	686,976	295,287,237

Cost of mutual fund shares	$ 6,352	$ 685	$ 4,172	$ 7,079	$ 295,287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

			ING American	ING American	ING American
		ING	Century Small-	Century Small-	Century Small-
	ING Global	International	Mid Cap Value	Mid Cap Value	Mid Cap Value
	Real Estate	SmallCap	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Fund - Class A	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 92	$ 418	$ 119	$ 10,028	$ 43,640
Total assets	92	418	119	10,028	43,640
Net assets	$ 92	$ 418	$ 119	$ 10,028	$ 43,640

Net assets
Accumulation units	$ 92	$ 418	$ 119	$ 10,028	$ 42,987
Contracts in payout (annuitization)	-	-	-	-	653
Total net assets	$ 92	$ 418	$ 119	$ 10,028	$ 43,640

Total number of mutual fund shares	5,094	$ 10,886	10,153	827,410	3,627,628

Cost of mutual fund shares	$ 81	$ 397	$ 111	$ 9,534	$ 36,493

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

			ING Columbia	ING Columbia
	ING Baron	ING Baron	Small Cap	Small Cap	ING Davis New
	Growth	Growth	Value II	Value II	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,419	$ 129,571	$ 279	$ 3,292	$ 12,097
Total assets	1,419	129,571	279	3,292	12,097
Net assets	$ 1,419	$ 129,571	$ 279	$ 3,292	$ 12,097

Net assets
Accumulation units	$ 1,419	$ 128,314	$ 279	$ 3,292	$ 12,007
Contracts in payout (annuitization)	-	1,257	-	-	90
Total net assets	$ 1,419	$ 129,571	$ 279	$ 3,292	$ 12,097

Total number of mutual fund shares	63,001	5,589,778	24,763	287,237	645,193

Cost of mutual fund shares	$ 838	$ 93,943	$ 271	$ 3,020	$ 9,918

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Fidelity®				ING Growth
	VIP Mid Cap	ING Global	ING Global	ING Global	and Income
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Bond Portfolio -	Core Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 4,543	$ 388	$ 151,398	$ 1,301	$ 627
Total assets	4,543	388	151,398	1,301	627
Net assets	$ 4,543	$ 388	$ 151,398	$ 1,301	$ 627

Net assets
Accumulation units	$ 4,543	$ 388	$ 147,998	$ 1,289	$ 627
Contracts in payout (annuitization)	-	-	3,400	12	-
Total net assets	$ 4,543	$ 388	$ 151,398	$ 1,301	$ 627

Total number of mutual fund shares	338,777	34,227	13,210,955	113,326	21,499

Cost of mutual fund shares	$ 4,138	$ 388	$ 146,499	$ 1,311	$ 658

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Growth	ING Index	ING Index	ING Index	ING Index
	and Income	Solution 2015	Solution 2015	Solution 2015	Solution 2025
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Service 2 Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 70,374	$ 270	$ 787	$ 981	$ 476
Total assets	70,374	270	787	981	476
Net assets	$ 70,374	$ 270	$ 787	$ 981	$ 476

Net assets
Accumulation units	$ 69,672	$ 270	$ 787	$ 981	$ 476
Contracts in payout (annuitization)	702	-	-	-	-
Total net assets	$ 70,374	$ 270	$ 787	$ 981	$ 476

Total number of mutual fund shares	2,348,143	25,663	75,200	95,014	45,120

Cost of mutual fund shares	$ 63,665	$ 266	$ 750	$ 955	$ 461

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2025	Solution 2035	Solution 2035	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 87	$ 2,563	$ 372	$ 169	$ 1,815
Total assets	87	2,563	372	169	1,815
Net assets	$ 87	$ 2,563	$ 372	$ 169	$ 1,815

Net assets
Accumulation units	$ 87	$ 2,563	$ 372	$ 169	$ 1,815
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 87	$ 2,563	$ 372	$ 169	$ 1,815

Total number of mutual fund shares	8,336	247,868	35,700	16,388	177,387

Cost of mutual fund shares	$ 86	$ 2,446	$ 358	$ 168	$ 1,711

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2045	Solution 2045	Solution 2055	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 48	$ 34	$ 1,308	$ 20	$ 202
Total assets	48	34	1,308	20	202
Net assets	$ 48	$ 34	$ 1,308	$ 20	$ 202

Net assets
Accumulation units	$ 48	$ 34	$ 1,308	$ 20	$ 202
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 48	$ 34	$ 1,308	$ 20	$ 202

Total number of mutual fund shares	4,542	3,278	127,584	1,675	16,620

Cost of mutual fund shares	$ 46	$ 33	$ 1,217	$ 19	$ 192

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

				ING Invesco	ING Invesco
	ING Index	ING Index	ING Index	Van Kampen	Van Kampen
	Solution 2055 Solution Income Solution Income			Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 92	$ 1,133	$ 226	$ 334	$ 48,799
Total assets	92	1,133	226	334	48,799
Net assets	$ 92	$ 1,133	$ 226	$ 334	$ 48,799

Net assets
Accumulation units	$ 92	$ 1,133	$ 226	$ 334	$ 47,712
Contracts in payout (annuitization)	-	-	-	-	1,087
Total net assets	$ 92	$ 1,133	$ 226	$ 334	$ 48,799

Total number of mutual fund shares	7,650	105,450	21,377	29,201	4,239,729

Cost of mutual fund shares	$ 87	$ 1,117	$ 223	$ 279	$ 45,650

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Invesco	ING Invesco	ING Invesco
	Van Kampen	Van Kampen	Van Kampen
	Equity and	Equity and	Equity and	ING JPMorgan	ING JPMorgan
	Income	Income	Income	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 712	$ 232,827	$ 277	$ 348	$ 904
Total assets	712	232,827	277	348	904
Net assets	$ 712	$ 232,827	$ 277	$ 348	$ 904

Net assets
Accumulation units	$ 712	$ 229,117	$ 277	$ 348	$ 904
Contracts in payout (annuitization)	-	3,710	-	-	-
Total net assets	$ 712	$ 232,827	$ 277	$ 348	$ 904

Total number of mutual fund shares	19,760	6,391,092	7,633	20,983	53,848

Cost of mutual fund shares	$ 649	$ 215,346	$ 239	$ 240	$ 898

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

		ING	ING	ING
	ING JPMorgan Oppenheimer		Oppenheimer	Oppenheimer	ING PIMCO
	Mid Cap Value	Global	Global	Global	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 40,437	$ 601	$ 540,715	$ 815	$ 2,675
Total assets	40,437	601	540,715	815	2,675
Net assets	$ 40,437	$ 601	$ 540,715	$ 815	$ 2,675

Net assets
Accumulation units	$ 39,265	$ 601	$ 536,987	$ 815	$ 2,675
Contracts in payout (annuitization)	1,172	-	3,728	-	-
Total net assets	$ 40,437	$ 601	$ 540,715	$ 815	$ 2,675

Total number of mutual fund shares	2,421,393	41,157	35,904,043	55,705	222,879

Cost of mutual fund shares	$ 33,858	$ 468	$ 462,290	$ 674	$ 2,644

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	Total Return	High Yield	High Yield	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Initial Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 322	$ 255,966	$ 23,376	$ 466	$ 874
Total assets	322	255,966	23,376	466	874
Net assets	$ 322	$ 255,966	$ 23,376	$ 466	$ 874

Net assets
Accumulation units	$ 322	$ 249,237	$ 21,612	$ 466	$ 874
Contracts in payout (annuitization)	-	6,729	1,764	-	-
Total net assets	$ 322	$ 255,966	$ 23,376	$ 466	$ 874

Total number of mutual fund shares	26,142	20,997,999	2,015,160	40,235	78,041

Cost of mutual fund shares	$ 320	$ 245,573	$ 22,224	$ 433	$ 821

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Initial Class	Service Class	Service 2 Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,276	$ 67,178	$ 10,582	$ 427	$ 521
Total assets	1,276	67,178	10,582	427	521
Net assets	$ 1,276	$ 67,178	$ 10,582	$ 427	$ 521

Net assets
Accumulation units	$ 1,276	$ 67,178	$ 10,582	$ 427	$ 521
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,276	$ 67,178	$ 10,582	$ 427	$ 521

Total number of mutual fund shares	111,594	5,924,019	955,873	37,200	44,397

Cost of mutual fund shares	$ 1,249	$ 61,513	$ 10,118	$ 387	$ 505

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 110,500	$ 15,599	$ 266	$ 1,299	$ 96,949
Total assets	110,500	15,599	266	1,299	96,949
Net assets	$ 110,500	$ 15,599	$ 266	$ 1,299	$ 96,949

Net assets
Accumulation units	$ 110,500	$ 15,599	$ 266	$ 1,299	$ 96,949
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 110,500	$ 15,599	$ 266	$ 1,299	$ 96,949

Total number of mutual fund shares	9,509,470	1,370,723	22,475	107,825	8,106,124

Cost of mutual fund shares	$ 99,564	$ 14,404	$ 239	$ 1,250	$ 85,066

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service 2 Class	Adviser Class	Initial Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 15,155	$ 117	$ 803	$ 70,077	$ 11,546
Total assets	15,155	117	803	70,077	11,546
Net assets	$ 15,155	$ 117	$ 803	$ 70,077	$ 11,546

Net assets
Accumulation units	$ 15,155	$ 117	$ 803	$ 70,077	$ 11,546
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 15,155	$ 117	$ 803	$ 70,077	$ 11,546

Total number of mutual fund shares	1,299,776	9,736	65,780	5,791,511	971,065

Cost of mutual fund shares	$ 13,785	$ 109	$ 774	$ 60,329	$ 10,371

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

				ING Solution	ING Solution
	ING Solution	ING Solution	ING Solution	Growth	Income
	2055 Portfolio -	2055 Portfolio -	2055 Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 124	$ 3,384	$ 438	$ 2,273	$ 257
Total assets	124	3,384	438	2,273	257
Net assets	$ 124	$ 3,384	$ 438	$ 2,273	$ 257

Net assets
Accumulation units	$ 124	$ 3,384	$ 438	$ 2,273	$ 257
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 124	$ 3,384	$ 438	$ 2,273	$ 257

Total number of mutual fund shares	10,215	279,426	36,290	228,434	23,588

Cost of mutual fund shares	$ 124	$ 3,125	$ 414	$ 2,089	$ 256

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING T. Rowe
Price Diversified
	ING Solution	ING Solution	ING Solution	ING Solution	Mid Cap
	Income	Income	Income	Moderate	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 1,968	$ 13,244	$ 2,070	$ 3,570	$ 465
Total assets	1,968	13,244	2,070	3,570	465
Net assets	$ 1,968	$ 13,244	$ 2,070	$ 3,570	$ 465

Net assets
Accumulation units	$ 1,968	$ 13,244	$ 2,070	$ 3,570	$ 465
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,968	$ 13,244	$ 2,070	$ 3,570	$ 465

Total number of mutual fund shares	177,014	1,200,712	191,823	336,776	55,644

Cost of mutual fund shares	$ 1,935	$ 12,824	$ 2,029	$ 3,284	$ 383

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Diversified Price Diversified		ING T. Rowe	ING T. Rowe	ING T. Rowe
	Mid Cap	Mid Cap	Price Growth	Price Growth	Price Growth
	Growth	Growth	Equity	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 324,303	$ 586	$ 1,224	$ 247,651	$ 2,729
Total assets	324,303	586	1,224	247,651	2,729
Net assets	$ 324,303	$ 586	$ 1,224	$ 247,651	$ 2,729

Net assets
Accumulation units	$ 322,808	$ 586	$ 1,224	$ 245,769	$ 2,729
Contracts in payout (annuitization)	1,495	-	-	1,882	-
Total net assets	$ 324,303	$ 586	$ 1,224	$ 247,651	$ 2,729

Total number of mutual fund shares	37,020,942	68,109	19,666	3,869,550	43,241

Cost of mutual fund shares	$ 289,541	$ 548	$ 890	$ 187,710	$ 2,138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

				ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING Templeton	ING Templeton	Large Cap	Large Cap
	Foreign Equity Foreign Equity Foreign Equity			Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 562	$ 104,253	$ 284	$ 75	$ 67,687
Total assets	562	104,253	284	75	67,687
Net assets	$ 562	$ 104,253	$ 284	$ 75	$ 67,687

Net assets
Accumulation units	$ 562	$ 102,028	$ 284	$ 75	$ 67,254
Contracts in payout (annuitization)	-	2,225	-	-	433
Total net assets	$ 562	$ 104,253	$ 284	$ 75	$ 67,687

Total number of mutual fund shares	50,890	9,350,073	25,646	7,798	6,906,872

Cost of mutual fund shares	$ 537	$ 106,288	$ 252	$ 60	$ 57,980

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING UBS U.S.		ING Strategic	ING Strategic	ING Strategic
	Large Cap		Allocation	Allocation	Allocation
	Equity	ING Core	Conservative	Growth	Moderate
	Portfolio -	Equity Research	Portfolio -	Portfolio -	Portfolio -
	Service Class	Fund - Class A	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 17	$ 190	$ 33,238	$ 64,806	$ 61,420
Total assets	17	190	33,238	64,806	61,420
Net assets	$ 17	$ 190	$ 33,238	$ 64,806	$ 61,420

Net assets
Accumulation units	$ 17	$ 190	$ 32,118	$ 64,163	$ 60,284
Contracts in payout (annuitization)	-	-	1,120	643	1,136
Total net assets	$ 17	$ 190	$ 33,238	$ 64,806	$ 61,420

Total number of mutual fund shares	1,694	14,209	2,983,670	5,896,775	5,558,350

Cost of mutual fund shares	$ 15	$ 161	$ 29,893	$ 68,081	$ 61,048

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING BlackRock
Science and
	ING Growth	ING Growth	ING Growth		Technology
	and Income	and Income	and Income	ING GET U.S.	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Portfolio -
	Class A	Class I	Class S	Series 11	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 785	$ 1,068,514	$ 6,121	$ 6	$ 2
Total assets	785	1,068,514	6,121	6	2
Net assets	$ 785	$ 1,068,514	$ 6,121	$ 6	$ 2

Net assets
Accumulation units	$ 785	$ 990,889	$ 6,121	$ 6	$ 2
Contracts in payout (annuitization)	-	77,625	-	-	-
Total net assets	$ 785	$ 1,068,514	$ 6,121	$ 6	$ 2

Total number of mutual fund shares	32,317	43,541,711	251,691	766	332

Cost of mutual fund shares	$ 648	$ 949,437	$ 5,422	$ 6	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING BlackRock
Science and
	Technology	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus
	Opportunities	LargeCap	LargeCap	MidCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 44,495	$ 269,213	$ 368	$ 298,981	$ 387
Total assets	44,495	269,213	368	298,981	387
Net assets	$ 44,495	$ 269,213	$ 368	$ 298,981	$ 387

Net assets
Accumulation units	$ 44,495	$ 265,412	$ 368	$ 297,412	$ 387
Contracts in payout (annuitization)	-	3,801	-	1,569	-
Total net assets	$ 44,495	$ 269,213	$ 368	$ 298,981	$ 387

Total number of mutual fund shares	8,209,327	17,515,509	24,160	16,834,515	22,021

Cost of mutual fund shares	$ 41,426	$ 239,207	$ 311	$ 273,845	$ 307

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Russell™
	ING Index Plus	ING Index Plus	ING	ING	Large Cap
	SmallCap	SmallCap	International	International	Growth Index
	Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 109,978	$ 176	$ 20,592	$ 5	$ 8,965
Total assets	109,978	176	20,592	5	8,965
Net assets	$ 109,978	$ 176	$ 20,592	$ 5	$ 8,965

Net assets
Accumulation units	$ 109,216	$ 176	$ 19,980	$ 5	$ 8,846
Contracts in payout (annuitization)	762	-	612	-	119
Total net assets	$ 109,978	$ 176	$ 20,592	$ 5	$ 8,965

Total number of mutual fund shares	7,104,535	11,457	2,434,005	551	534,285

Cost of mutual fund shares	$ 104,170	$ 139	$ 19,000	$ 5	$ 8,188

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	ING Russell™			ING Russell™	ING Russell™
	Large Cap	ING Russell™	ING Russell™	Large Cap	Large Cap
	Growth Index	Large Cap	Large Cap	Value Index	Value Index
	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 585	$ 23,318	$ 65	$ 255	$ 3,936
Total assets	585	23,318	65	255	3,936
Net assets	$ 585	$ 23,318	$ 65	$ 255	$ 3,936

Net assets
Accumulation units	$ 585	$ 23,318	$ -	$ 255	$ 3,936
Contracts in payout (annuitization)	-	-	65	-	-
Total net assets	$ 585	$ 23,318	$ 65	$ 255	$ 3,936

Total number of mutual fund shares	34,982	2,112,127	5,956	17,904	276,790

Cost of mutual fund shares	$ 514	$ 20,098	$ 62	$ 228	$ 3,508

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

ING Russell™
	Mid Cap	ING Russell™	ING Russell™	ING Small	ING Small
	Growth Index	Mid Cap Index	Small Cap	Company	Company
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 5,776	$ 23,380	$ 12,589	$ 122,521	$ 207
Total assets	5,776	23,380	12,589	122,521	207
Net assets	$ 5,776	$ 23,380	$ 12,589	$ 122,521	$ 207

Net assets
Accumulation units	$ 5,776	$ 23,380	$ 12,589	$ 120,938	$ 207
Contracts in payout (annuitization)	-	-	-	1,583	-
Total net assets	$ 5,776	$ 23,380	$ 12,589	$ 122,521	$ 207

Total number of mutual fund shares	315,283	1,877,929	978,936	6,241,521	10,706

Cost of mutual fund shares	$ 4,985	$ 21,374	$ 11,809	$ 111,102	$ 174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

		ING	ING	ING MidCap	ING MidCap
	ING U.S. Bond	International	International	Opportunities	Opportunities
	Index Portfolio -	Value Portfolio -	Value Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 11,539	$ 59,954	$ 218	$ 49,515	$ 1,742
Total assets	11,539	59,954	218	49,515	1,742
Net assets	$ 11,539	$ 59,954	$ 218	$ 49,515	$ 1,742

Net assets
Accumulation units	$ 11,539	$ 57,856	$ 218	$ 49,515	$ 1,742
Contracts in payout (annuitization)	-	2,098	-	-	-
Total net assets	$ 11,539	$ 59,954	$ 218	$ 49,515	$ 1,742

Total number of mutual fund shares	1,051,875	7,329,296	26,131	3,844,324	138,594

Cost of mutual fund shares	$ 11,587	$ 69,274	$ 203	$ 42,784	$ 1,473

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Janus Aspen
			Janus Aspen	Series	Janus Aspen
	ING SmallCap	ING SmallCap	Series Balanced	Enterprise	Series Flexible
	Opportunities	Opportunities	Portfolio -	Portfolio -	Bond Portfolio -
	Portfolio -	Portfolio -	Institutional	Institutional	Institutional
	Class I	Class S	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 28,744	$ 80	$ 174	$ 365	$ 40
Total assets	28,744	80	174	365	40
Net assets	$ 28,744	$ 80	$ 174	$ 365	$ 40

Net assets
Accumulation units	$ 28,744	$ 80	$ 174	$ 365	$ 40
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 28,744	$ 80	$ 174	$ 365	$ 40

Total number of mutual fund shares	1,287,831	3,700	6,395	8,162	3,140

Cost of mutual fund shares	$ 24,496	$ 68	$ 167	$ 289	$ 39

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Janus Aspen
	Janus Aspen	Series
	Series Janus	Worldwide	JPMorgan	Lazard U.S.
	Portfolio -	Portfolio -	Government	Mid Cap Equity
	Institutional	Institutional	Bond Fund -	Portfolio - Open	LKCM Aquinas
	Shares	Shares	Select Class	Shares	Growth Fund
Assets
Investments in mutual funds
at fair value	$ 70	$ 135	$ 10	$ 5,049	$ 337
Total assets	70	135	10	5,049	337
Net assets	$ 70	$ 135	$ 10	$ 5,049	$ 337

Net assets
Accumulation units	$ 70	$ 135	$ 10	$ 5,049	$ 337
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 70	$ 135	$ 10	$ 5,049	$ 337

Total number of mutual fund shares	2,659	4,388	834	408,827	18,170

Cost of mutual fund shares	$ 63	$ 121	$ 10	$ 5,077	$ 256

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	Loomis Sayles	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett
	Small Cap	Developing	Core Fixed	Mid Cap Stock	Small-Cap
	Value Fund -	Growth Fund,	Income Fund -	Fund, Inc. -	Value Fund -
	Retail Class	Inc. - Class A	Class A	Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 10,558	$ 93	$ 59	$ 960	$ 1,186
Total assets	10,558	93	59	960	1,186
Net assets	$ 10,558	$ 93	$ 59	$ 960	$ 1,186

Net assets
Accumulation units	$ 10,558	$ 93	$ 59	$ 960	$ 1,186
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 10,558	$ 93	$ 59	$ 960	$ 1,186

Total number of mutual fund shares	354,168	4,685	5,312	53,536	36,854

Cost of mutual fund shares	$ 9,020	$ 99	$ 59	$ 744	$ 957

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Lord Abbett
	Lord Abbett	Series Fund -		Massachusetts	Neuberger
	Fundamental	Mid-Cap Stock MainStay Large		Investors	Berman Genesis
	Equity Fund -	Portfolio -	Cap Growth	Growth Stock	Fund® -
	Class A	Class VC	Fund - Class R3	Fund - Class A	Trust Class
Assets
Investments in mutual funds
at fair value	$ 158	$ 95,534	$ 424	$ 718	$ 95
Total assets	158	95,534	424	718	95
Net assets	$ 158	$ 95,534	$ 424	$ 718	$ 95

Net assets
Accumulation units	$ 158	$ 94,804	$ 424	$ 718	$ 95
Contracts in payout (annuitization)	-	730	-	-	-
Total net assets	$ 158	$ 95,534	$ 424	$ 718	$ 95

Total number of mutual fund shares	12,033	5,292,754	55,633	40,313	1,870

Cost of mutual fund shares	$ 157	$ 94,676	$ 417	$ 685	$ 93

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Neuberger
	Berman Socially			Oppenheimer	Oppenheimer
	Responsive	New Perspective New Perspective		Capital	Developing
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class	Class R-3	Class R-4	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 8,855	$ 2,123	$ 88,013	$ 520	$ 275,812
Total assets	8,855	2,123	88,013	520	275,812
Net assets	$ 8,855	$ 2,123	$ 88,013	$ 520	$ 275,812

Net assets
Accumulation units	$ 8,855	$ 2,123	$ 88,013	$ 520	$ 275,812
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 8,855	$ 2,123	$ 88,013	$ 520	$ 275,812

Total number of mutual fund shares	479,698	69,052	2,844,648	10,758	7,815,577

Cost of mutual fund shares	$ 8,387	$ 1,745	$ 76,481	$ 451	$ 198,079

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Developing	Gold & Special	International	Global	Global Strategic
	Markets Fund -	Minerals Fund -	Bond Fund -	Securities	Income
	Class Y	Class A	Class A	Fund/VA	Fund/VA
Assets
Investments in mutual funds
at fair value	$ 35,375	$ 16	$ 128	$ 226	$ 109
Total assets	35,375	16	128	226	109
Net assets	$ 35,375	$ 16	$ 128	$ 226	$ 109

Net assets
Accumulation units	$ 35,375	$ 16	$ 128	$ 226	$ 109
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 35,375	$ 16	$ 128	$ 226	$ 109

Total number of mutual fund shares	1,014,195	516	19,492	6,940	19,262

Cost of mutual fund shares	$ 32,503	$ 16	$ 127	$ 189	$ 101

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

		Oppenheimer	Oppenheimer	Parnassus	Pax World
	Oppenheimer	Main Street	Small- & Mid-	Equity Income	Balanced Fund -
	Main Street	Small- & Mid-	Cap Growth	Fund - Investor	Individual
	Fund®/VA	Cap Fund®/VA	Fund/VA	Shares	Investor Class
Assets
Investments in mutual funds
at fair value	$ 67	$ 10,845	$ 41	$ 622	$ 46,306
Total assets	67	10,845	41	622	46,306
Net assets	$ 67	$ 10,845	$ 41	$ 622	$ 46,306

Net assets
Accumulation units	$ -	$ 10,845	$ -	$ 622	$ 46,306
Contracts in payout (annuitization)	67	-	41	-	-
Total net assets	$ 67	$ 10,845	$ 41	$ 622	$ 46,306

Total number of mutual fund shares	2,795	538,469	753	21,286	1,951,382

Cost of mutual fund shares	$ 61	$ 7,811	$ 39	$ 622	$ 44,122

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	PIMCO Real				Pioneer
	Return			Pioneer	Emerging
	Portfolio -	Pioneer Equity	Pioneer High	Strategic	Markets VCT
	Administrative	Income Fund -	Yield Fund -	Income Fund -	Portfolio -
	Class	Class Y	Class A	Class A	Class I
Assets
Investments in mutual funds
at fair value	$ 260,067	$ 1,099	$ 2,178	$ 1,519	$ 15,901
Total assets	260,067	1,099	2,178	1,519	15,901
Net assets	$ 260,067	$ 1,099	$ 2,178	$ 1,519	$ 15,901

Net assets
Accumulation units	$ 260,067	$ 1,099	$ 2,178	$ 1,519	$ 15,901
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 260,067	$ 1,099	$ 2,178	$ 1,519	$ 15,901

Total number of mutual fund shares	18,250,325	38,994	210,870	134,680	612,773

Cost of mutual fund shares	$ 244,935	$ 1,096	$ 2,065	$ 1,498	$ 15,938

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	Pioneer High	Columbia	Columbia
	Yield VCT	Diversified	Diversified	Royce Total	SMALLCAP
	Portfolio -	Equity Income	Equity Income	Return Fund -	World Fund® -
	Class I	Fund - Class K	Fund - Class R4	Class K	Class R-4
Assets
Investments in mutual funds
at fair value	$ 27,738	$ 7,180	$ 88	$ 1	$ 7,942
Total assets	27,738	7,180	88	1	7,942
Net assets	$ 27,738	$ 7,180	$ 88	$ 1	$ 7,942

Net assets
Accumulation units	$ 27,738	$ 7,180	$ 88	$ 1	$ 7,942
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 27,738	$ 7,180	$ 88	$ 1	$ 7,942

Total number of mutual fund shares	2,649,276	676,110	8,276	121	200,407

Cost of mutual fund shares	$ 25,481	$ 6,543	$ 77	$ 1	$ 7,566

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Templeton
	T. Rowe Price	T. Rowe Price	Templeton	Global Bond	Templeton
	Mid-Cap Value	Value Fund -	Foreign Fund -	Fund -	Global Bond
	Fund - R Class	Advisor Class	Class A	Advisor Class	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 777	$ 226	$ 1,174	$ 37,035	$ 204,498
Total assets	777	226	1,174	37,035	204,498
Net assets	$ 777	$ 226	$ 1,174	$ 37,035	$ 204,498

Net assets
Accumulation units	$ 777	$ 226	$ 1,174	$ 37,035	$ 204,498
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 777	$ 226	$ 1,174	$ 37,035	$ 204,498

Total number of mutual fund shares	32,770	8,638	170,866	2,776,268	15,283,830

Cost of mutual fund shares	$ 649	$ 189	$ 1,051	$ 36,380	$ 193,818

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Invesco Van
Kampen
	Thornburg	USAA Precious	American
	International	Metals and	Franchise
	Value Fund -	Minerals Fund -	Fund - Class I	Diversified	Equity Income
	Class R4	Adviser Shares	Shares	Value Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 34	$ 8,081	$ 19,755	$ 87	$ 446
Total assets	34	8,081	19,755	87	446
Net assets	$ 34	$ 8,081	$ 19,755	$ 87	$ 446

Net assets
Accumulation units	$ 34	$ 8,081	$ 19,718	$ 87	$ 446
Contracts in payout (annuitization)	-	-	37	-	-
Total net assets	$ 34	$ 8,081	$ 19,755	$ 87	$ 446

Total number of mutual fund shares	1,256	303,011	544,526	6,071	25,319

Cost of mutual fund shares	$ 33	$ 9,352	$ 20,231	$ 79	$ 379

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

Victory Small
	Small Company	Company
	Growth	Opportunity	Wanger
	Portfolio	Fund - Class R	International	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 25	$ 13	$ 33,558	$ 82,307	$ 56,213
Total assets	25	13	33,558	82,307	56,213
Net assets	$ 25	$ 13	$ 33,558	$ 82,307	$ 56,213

Net assets
Accumulation units	$ 25	$ 13	$ 33,558	$ 82,307	$ 56,213
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 25	$ 13	$ 33,558	$ 82,307	$ 56,213

Total number of mutual fund shares	1,256	408	1,075,916	2,988,617	1,661,147

Cost of mutual fund shares	$ 21	$ 13	$ 32,995	$ 72,736	$ 50,471

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2012 (Dollars in thousands)

	Washington	Washington	Wells Fargo	Wells Fargo
	Mutual	Mutual	Advantage	Advantage
	Investors	Investors	Small Cap	Special Small
	FundSM, Inc. -	FundSM, Inc. -	Value Fund -	Cap Values
	Class R-3	Class R-4	Class A	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 4,381	$ 94,956	$ 135	$ 94,083
Total assets	4,381	94,956	135	94,083
Net assets	$ 4,381	$ 94,956	$ 135	$ 94,083

Net assets
Accumulation units	$ 4,381	$ 94,956	$ 135	$ 94,083
Contracts in payout (annuitization)	-	-	-	-
Total net assets	$ 4,381	$ 94,956	$ 135	$ 94,083

Total number of mutual fund shares	141,240	3,053,239	4,270	3,886,114

Cost of mutual fund shares	$ 3,596	$ 88,634	$ 119	$ 84,589

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

	Invesco Mid		Invesco		Invesco Global
	Cap Core	Invesco Small	International	Invesco	Health Care
	Equity Fund -	Cap Growth	Growth Fund -	Endeavor	Fund - Investor
	Class A	Fund - Class A	Class R5	Fund - Class A	Class
Net investment income (loss)
Income:
Dividends	$ 24	$ -	$ -	$ -	$ 1
Total investment income	24	-	-	-	1
Expenses:
Mortality, expense risk
and other charges	44	-	-	-	2
Total expenses	44	-	-	-	2
Net investment income (loss)	(20)	-	-	-	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	109	6	-	-	11
Capital gains distributions	333	2	-	3	16
Total realized gain (loss) on investments
and capital gains distributions	442	8	-	3	27
Net unrealized appreciation
(depreciation) of investments	17	(3)	-	(1)	12
Net realized and unrealized gain (loss)
on investments	459	5	-	2	39
Net increase (decrease) in net assets
resulting from operations	$ 439	$ 5	$ -	$ 2	$ 38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

			Invesco V.I.
			Capital	Invesco V.I.
	Invesco Small	Invesco Small	Appreciation	Core Equity	Alger Capital
	Cap Value	Cap Value	Fund - Series I	Fund - Series I	Appreciation
	Fund - Class A	Fund - Class Y	Shares	Shares	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 338	$ 3
Total investment income	-	-	-	338	3
Expenses:
Mortality, expense risk
and other charges	1	-	69	362	1
Total expenses	1	-	69	362	1
Net investment income (loss)	(1)	-	(69)	(24)	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	(573)	(249)	725	-
Capital gains distributions	18	-	-	-	2
Total realized gain (loss) on investments
and capital gains distributions	13	(573)	(249)	725	2
Net unrealized appreciation
(depreciation) of investments	6	1,714	3,183	3,530	10
Net realized and unrealized gain (loss)
on investments	19	1,141	2,934	4,255	12
Net increase (decrease) in net assets
resulting from operations	$ 18	$ 1,141	$ 2,865	$ 4,231	$ 14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

					Allianz NFJ
		AllianceBernstein AllianceBernstein			Large-Cap
		Growth and	Growth and	Allianz NFJ	Value Fund -
	Alger Green	Income Fund,	Income Portfolio -	Dividend Value	Institutional
	Fund - Class A	Inc. - Class A	Class A	Fund - Class A	Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 2	$ 8	$ 5	$ 40
Total investment income	3	2	8	5	40
Expenses:
Mortality, expense risk
and other charges	20	2	6	2	-
Total expenses	20	2	6	2	-
Net investment income (loss)	(17)	-	2	3	40

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	45	9	11	3	358
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	45	9	11	3	358
Net unrealized appreciation
(depreciation) of investments	207	19	63	16	(45)
Net realized and unrealized gain (loss)
on investments	252	28	74	19	313
Net increase (decrease) in net assets
resulting from operations	$ 235	$ 28	$ 76	$ 22	$ 353

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

					American
					Century
				American	Inflation-
	Allianz NFJ			Balanced	Adjusted Bond
	Small-Cap Value	Amana Growth	Amana Income	Fund® -	Fund - Investor
	Fund - Class A	Fund	Fund	Class R-3	Class
Net investment income (loss)
Income:
Dividends	$ 5	$ 90	$ 789 $	96	$ 1,171
Total investment income	5	90	789	96	1,171
Expenses:
Mortality, expense risk
and other charges	4	319	451	36	514
Total expenses	4	319	451	36	514
Net investment income (loss)	1	(229)	338	60	657

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	37	726	705	27	991
Capital gains distributions	24	-	17	-	451
Total realized gain (loss) on investments
and capital gains distributions	61	726	722	27	1,442
Net unrealized appreciation
(depreciation) of investments	(27)	2,456	2,751	640	491
Net realized and unrealized gain (loss)
on investments	34	3,182	3,473	667	1,933
Net increase (decrease) in net assets
resulting from operations	$ 35	$ 2,953	$ 3,811 $	727	$ 2,590

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

	American	American Funds	Ariel		Artisan
	Century Income	American	Appreciation		International
	& Growth	Mutual Fund® -	Fund - Investor	Ariel Fund -	Fund - Investor
	Fund - A Class	Class R-4	Class	Investor Class	Shares
Net investment income (loss)
Income:
Dividends	$ 114	$ 1	$ 7	$ 31	$ 55
Total investment income	114	1	7	31	55
Expenses:
Mortality, expense risk
and other charges	66	-	7	33	39
Total expenses	66	-	7	33	39
Net investment income (loss)	48	1	-	(2)	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(134)	-	75	(59)	76
Capital gains distributions	-	-	85	-	-
Total realized gain (loss) on investments
and capital gains distributions	(134)	-	160	(59)	76
Net unrealized appreciation
(depreciation) of investments	800	1	(31)	614	680
Net realized and unrealized gain (loss)
on investments	666	1	129	555	756
Net increase (decrease) in net assets
resulting from operations	$ 714	$ 2	$ 129	$ 553	$ 772

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

			BlackRock Mid
		BlackRock	Cap Value
	Aston/Fairpointe	Equity Dividend	Opportunities	The Bond Fund	Calvert VP SRI
	Mid Cap Fund -	Fund - Investor	Fund - Investor	of AmericaSM,	Balanced
	Class N	A Shares	A Shares	Inc. - Class R-4	Portfolio
Net investment income (loss)
Income:
Dividends	$ 79	$ 18	$ 32	$ 264	$ 564
Total investment income	79	18	32	264	564
Expenses:
Mortality, expense risk
and other charges	74	6	92	102	485
Total expenses	74	6	92	102	485
Net investment income (loss)	5	12	(60)	162	79

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	102	16	425	99	275
Capital gains distributions	191	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	293	16	425	99	275
Net unrealized appreciation
(depreciation) of investments	661	51	654	214	3,725
Net realized and unrealized gain (loss)
on investments	954	67	1,079	313	4,000
Net increase (decrease) in net assets
resulting from operations	$ 959	$ 79	$ 1,019	$ 475	$ 4,079

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

	Capital World
	Growth &		ColumbiaSM	ColumbiaSM	Columbia Mid
	Income FundSM,	Cohen & Steers	Acorn Fund® -	Acorn Fund® -	Cap Value
	Inc. - Class R-3	Realty Shares	Class A	Class Z	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 10	$ 35	$ -	$ -	$ 30
Total investment income	10	35	-	-	30
Expenses:
Mortality, expense risk
and other charges	3	15	1	-	39
Total expenses	3	15	1	-	39
Net investment income (loss)	7	20	(1)	-	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	77	-	587	344
Capital gains distributions	2	134	5	153	-
Total realized gain (loss) on investments
and capital gains distributions	6	211	5	740	344
Net unrealized appreciation
(depreciation) of investments	62	(80)	7	476	236
Net realized and unrealized gain (loss)
on investments	68	131	12	1,216	580
Net increase (decrease) in net assets
resulting from operations	$ 75	$ 151	$ 11	$ 1,216	$ 571

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

			Delaware
	Columbia Mid	CRM Mid Cap	Diversified	Dodge & Cox
	Cap Value	Value Fund -	Income Fund -	International	Dodge & Cox
	Fund - Class Z	Investor Shares	Class A	Stock Fund	Stock Fund
Net investment income (loss)
Income:
Dividends	$ 20	$ 2	$ 5	$ 5	$ -
Total investment income	20	2	5	5	-
Expenses:
Mortality, expense risk
and other charges	-	2	2	2	-
Total expenses	-	2	2	2	-
Net investment income (loss)	20	-	3	3	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	389	5	-	(4)	1
Capital gains distributions	-	-	7	-	-
Total realized gain (loss) on investments
and capital gains distributions	389	5	7	(4)	1
Net unrealized appreciation
(depreciation) of investments	103	28	(8)	34	3
Net realized and unrealized gain (loss)
on investments	492	33	(1)	30	4
Net increase (decrease) in net assets
resulting from operations	$ 512	$ 33	$ 2	$ 33	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					Fidelity®
		Eaton Vance	EuroPacific	EuroPacific	Advisor New
	DWS Equity	Large-Cap	Growth	Growth	Insights Fund -
	500 Index	Value Fund -	Fund® -	Fund® -	Institutional
	Fund - Class S	Class R	Class R-3	Class R-4	Class
Net investment income (loss)
Income:
Dividends	$ 9	$ 1	$ 125	$ 4,595	$ -
Total investment income	9	1	125	4,595	-
Expenses:
Mortality, expense risk
and other charges	5	-	47	2,224	5
Total expenses	5	-	47	2,224	5
Net investment income (loss)	4	1	78	2,371	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	1	(1,099)	(3,415)	4
Capital gains distributions	-	-	-	-	3
Total realized gain (loss) on investments
and capital gains distributions	2	1	(1,099)	(3,415)	7
Net unrealized appreciation
(depreciation) of investments	53	8	2,429	43,042	41
Net realized and unrealized gain (loss)
on investments	55	9	1,330	39,627	48
Net increase (decrease) in net assets
resulting from operations	$ 59	$ 10	$ 1,408	$ 41,998	$ 43

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Growth	High Income	Overseas	Contrafund®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 8,088	$ 1,360	$ 680	$ 549	$ 14,426
Total investment income	8,088	1,360	680	549	14,426
Expenses:
Mortality, expense risk
and other charges	2,592	2,237	118	273	9,704
Total expenses	2,592	2,237	118	273	9,704
Net investment income (loss)	5,496	(877)	562	276	4,722

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5,960)	2,742	378	(2,730)	10,447
Capital gains distributions	16,676	-	-	94	-
Total realized gain (loss) on investments
and capital gains distributions	10,716	2,742	378	(2,636)	10,447
Net unrealized appreciation
(depreciation) of investments	23,385	26,800	392	7,492	134,125
Net realized and unrealized gain (loss)
on investments	34,101	29,542	770	4,856	144,572
Net increase (decrease) in net assets
resulting from operations	$ 39,597	$ 28,665	$ 1,332	$ 5,132	$ 149,294

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Asset		Franklin Small-
	Index 500	Mid Cap	ManagerSM	Mutual Global	Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Discovery	Growth Fund -
	Initial Class	Initial Class	Initial Class	Fund - Class R	Class A
Net investment income (loss)
Income:
Dividends	$ 2,405	$ 127	$ 345	$ 34	$ -
Total investment income	2,405	127	345	34	-
Expenses:
Mortality, expense risk
and other charges	1,221	-	234	16	4
Total expenses	1,221	-	234	16	4
Net investment income (loss)	1,184	127	111	18	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,107	(333)	78	186	57
Capital gains distributions	1,407	1,613	165	164	51
Total realized gain (loss) on investments
and capital gains distributions	3,514	1,280	243	350	108
Net unrealized appreciation
(depreciation) of investments	10,383	1,266	1,971	(55)	(28)
Net realized and unrealized gain (loss)
on investments	13,897	2,546	2,214	295	80
Net increase (decrease) in net assets
resulting from operations	$ 15,081	$ 2,673	$ 2,325	$ 313	$ 76

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Franklin Small			The Growth	The Growth
	Cap Value	Fundamental	Fundamental	Fund of	Fund of
	Securities	InvestorsSM,	InvestorsSM,	America® -	America® -
	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ 871	$ 12	$ 451	$ 59	$ 2,116
Total investment income	871	12	451	59	2,116
Expenses:
Mortality, expense risk
and other charges	959	6	316	87	2,607
Total expenses	959	6	316	87	2,607
Net investment income (loss)	(88)	6	135	(28)	(491)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,989)	51	1,680	(191)	2,413
Capital gains distributions	-	4	137	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,989)	55	1,817	(191)	2,413
Net unrealized appreciation
(depreciation) of investments	20,357	117	3,203	2,681	48,646
Net realized and unrealized gain (loss)
on investments	17,368	172	5,020	2,490	51,059
Net increase (decrease) in net assets
resulting from operations	$ 17,280	$ 178	$ 5,155	$ 2,462	$ 50,568

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	The Hartford	The Hartford	The Income
	Capital	Dividend and	Fund of	ING Balanced	ING Growth
	Appreciation	Growth Fund -	America® -	Portfolio -	Opportunities
	Fund - Class R4	Class R4	Class R-3	Class I	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 1	$ 2	$ 68	$ 9,390	$ -
Total investment income	1	2	68	9,390	-
Expenses:
Mortality, expense risk
and other charges	1	-	13	3,274	-
Total expenses	1	-	13	3,274	-
Net investment income (loss)	-	2	55	6,116	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	4	102	658	-
Capital gains distributions	-	2	2	-	-
Total realized gain (loss) on investments
and capital gains distributions	(7)	6	104	658	-
Net unrealized appreciation
(depreciation) of investments	40	1	53	28,971	-
Net realized and unrealized gain (loss)
on investments	33	7	157	29,629	-
Net increase (decrease) in net assets
resulting from operations	$ 33	$ 9	$ 212	$ 35,745	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING	ING
		ING Value	ING GNMA	Intermediate	Intermediate
	ING Real Estate	Choice Fund -	Income Fund -	Bond Fund -	Bond Portfolio -
	Fund - Class A	Class A	Class A	Class A	Class I
Net investment income (loss)
Income:
Dividends	$ 44	$ -	$ 168	$ 149	$ 18,215
Total investment income	44	-	168	149	18,215
Expenses:
Mortality, expense risk
and other charges	10	-	37	19	3,603
Total expenses	10	-	37	19	3,603
Net investment income (loss)	34	-	131	130	14,612

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	310	-	77	149	(1,690)
Capital gains distributions	-	-	28	-	-
Total realized gain (loss) on investments
and capital gains distributions	310	-	105	149	(1,690)
Net unrealized appreciation
(depreciation) of investments	(47)	-	(133)	(27)	19,014
Net realized and unrealized gain (loss)
on investments	263	-	(28)	122	17,324
Net increase (decrease) in net assets
resulting from operations	$ 297	$ -	$ 103	$ 252	$ 31,936

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					ING BlackRock
			ING BlackRock	ING BlackRock	Large Cap
	ING	ING Artio	Health Sciences	Inflation	Growth
	Intermediate	Foreign	Opportunities	Protected Bond	Portfolio -
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class S	Service Class	Service Class	Adviser Class	Class
Net investment income (loss)
Income:
Dividends	$ 50	$ 271	$ 95	$ -	$ 646
Total investment income	50	271	95	-	646
Expenses:
Mortality, expense risk
and other charges	4	119	110	-	916
Total expenses	4	119	110	-	916
Net investment income (loss)	46	152	(15)	-	(270)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	(11,817)	459	1	(1,914)
Capital gains distributions	-	-	200	3	-
Total realized gain (loss) on investments
and capital gains distributions	5	(11,817)	659	4	(1,914)
Net unrealized appreciation
(depreciation) of investments	34	12,181	1,411	(1)	13,222
Net realized and unrealized gain (loss)
on investments	39	364	2,070	3	11,308
Net increase (decrease) in net assets
resulting from operations	$ 85	$ 516	$ 2,055	$ 3	$ 11,038

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING Clarion
	ING BlackRock	ING BlackRock	ING Clarion	Global Real
	Large Cap	Large Cap	Global Real	Estate	ING Clarion
	Growth	Growth	Estate	Portfolio -	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 1	$ -	$ 535	$ -
Total investment income	3	1	-	535	-
Expenses:
Mortality, expense risk
and other charges	3	1	-	592	-
Total expenses	3	1	-	592	-
Net investment income (loss)	-	-	-	(57)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	12	-	(3)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	12	-	(3)	-
Net unrealized appreciation
(depreciation) of investments	72	24	1	14,659	3
Net realized and unrealized gain (loss)
on investments	73	36	1	14,656	3
Net increase (decrease) in net assets
resulting from operations	$ 73	$ 36	$ 1	$ 14,599	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Clarion		ING FMRSM
	Real Estate	ING Clarion	Diversified Mid	ING FMRSM	ING FMRSM
	Portfolio -	Real Estate	Cap Portfolio -	Diversified Mid	Diversified Mid
	Institutional	Portfolio -	Institutional	Cap Portfolio -	Cap Portfolio -
	Class	Service Class	Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 29	$ 529	$ 241	$ 296	$ -
Total investment income	29	529	241	296	-
Expenses:
Mortality, expense risk
and other charges	23	461	38	537	-
Total expenses	23	461	38	537	-
Net investment income (loss)	6	68	203	(241)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	83	1,460	9	6,808	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	83	1,460	9	6,808	-
Net unrealized appreciation
(depreciation) of investments	228	5,407	747	1,405	2
Net realized and unrealized gain (loss)
on investments	311	6,867	756	8,213	2
Net increase (decrease) in net assets
resulting from operations	$ 317	$ 6,935	$ 959	$ 7,972	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

				ING Invesco
				Van Kampen	ING Invesco
		ING Global		Growth and	Van Kampen
	ING Global	Resources	ING Global	Income	Growth and
	Resources	Portfolio -	Resources	Portfolio -	Income
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Adviser Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ - $	880	$ -	$ 424
Total investment income	-	-	880	-	424
Expenses:
Mortality, expense risk
and other charges	-	-	1,123	9	178
Total expenses	-	-	1,123	9	178
Net investment income (loss)	-	-	(243)	(9)	246

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(1)	(7,450)	3	1,289
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(1)	(7,450)	3	1,289
Net unrealized appreciation
(depreciation) of investments	-	-	3,008	195	1,128
Net realized and unrealized gain (loss)
on investments	-	(1)	(4,442)	198	2,417
Net increase (decrease) in net assets
resulting from operations	$ -	$ (1) $	(4,685)	$ 189	$ 2,663

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING JPMorgan			ING JPMorgan
	ING JPMorgan	Emerging	ING JPMorgan	ING JPMorgan	Small Cap Core
	Emerging	Markets Equity	Emerging	Small Cap Core	Equity
	Markets Equity	Portfolio -	Markets Equity	Equity	Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Adviser Class	Class	Service Class	Adviser Class	Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk
and other charges	1	318	264	-	12
Total expenses	1	318	264	-	12
Net investment income (loss)	(1)	(318)	(264)	-	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	(1,335)	(1,100)	-	10
Capital gains distributions	7	773	652	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	(562)	(448)	-	10
Net unrealized appreciation
(depreciation) of investments	54	5,934	4,740	2	360
Net realized and unrealized gain (loss)
on investments	55	5,372	4,292	2	370
Net increase (decrease) in net assets
resulting from operations	$ 54	$ 5,054	$ 4,028	$ 2	$ 358

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING JPMorgan		ING Large Cap
	Small Cap Core	ING Large Cap	Growth	ING Large Cap	ING Large Cap
	Equity	Growth	Portfolio -	Growth	Value Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Service Class	Adviser Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 21	$ 1	$ 939	$ 1	$ 5,492
Total investment income	21	1	939	1	5,492
Expenses:
Mortality, expense risk
and other charges	79	1	1,585	2	2,021
Total expenses	79	1	1,585	2	2,021
Net investment income (loss)	(58)	-	(646)	(1)	3,471

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,108	-	426	8	(1,938)
Capital gains distributions	-	1	1,569	1	-
Total realized gain (loss) on investments
and capital gains distributions	2,108	1	1,995	9	(1,938)
Net unrealized appreciation
(depreciation) of investments	(410)	18	22,687	28	26,310
Net realized and unrealized gain (loss)
on investments	1,698	19	24,682	37	24,372
Net increase (decrease) in net assets
resulting from operations	$ 1,640	$ 19	$ 24,036	$ 36	$ 27,843

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING Marsico
		ING Limited	Growth	ING Marsico	ING MFS Total
	ING Large Cap	Maturity Bond	Portfolio -	Growth	Return
	Value Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Adviser Class	Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 18	$ -	$ 66	$ 1	$ 25
Total investment income	18	-	66	1	25
Expenses:
Mortality, expense risk
and other charges	4	-	96	2	4
Total expenses	4	-	96	2	4
Net investment income (loss)	14	-	(30)	(1)	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19	-	333	116	9
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	19	-	333	116	9
Net unrealized appreciation
(depreciation) of investments	65	-	726	(41)	82
Net realized and unrealized gain (loss)
on investments	84	-	1,059	75	91
Net increase (decrease) in net assets
resulting from operations	$ 98	$ -	$ 1,029	$ 74	$ 112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING MFS Total			ING Morgan
	Return	ING MFS Total	ING MFS	Stanley Global	ING PIMCO
	Portfolio -	Return	Utilities	Franchise	High Yield
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Adviser Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1,533	$ 623	$ 1,400	$ 1	$ 2
Total investment income	1,533	623	1,400	1	2
Expenses:
Mortality, expense risk
and other charges	587	263	428	-	-
Total expenses	587	263	428	-	-
Net investment income (loss)	946	360	972	1	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,062)	(436)	(1,005)	-	1
Capital gains distributions	-	-	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	(1,062)	(436)	(1,005)	1	1
Net unrealized appreciation
(depreciation) of investments	5,694	2,548	5,203	1	2
Net realized and unrealized gain (loss)
on investments	4,632	2,112	4,198	2	3
Net increase (decrease) in net assets
resulting from operations	$ 5,578	$ 2,472	$ 5,170	$ 3	$ 5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING PIMCO
	High Yield	ING PIMCO	ING Pioneer		ING Pioneer
	Portfolio -	High Yield	Fund Portfolio -	ING Pioneer	Mid Cap Value
	Institutional	Portfolio -	Institutional	Fund Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1,067	$ 1,890	$ 306	$ 4	$ -
Total investment income	1,067	1,890	306	4	-
Expenses:
Mortality, expense risk
and other charges	157	262	146	3	-
Total expenses	157	262	146	3	-
Net investment income (loss)	910	1,628	160	1	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	103	1,219	(656)	12	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	103	1,219	(656)	12	-
Net unrealized appreciation
(depreciation) of investments	993	740	2,289	10	1
Net realized and unrealized gain (loss)
on investments	1,096	1,959	1,633	22	1
Net increase (decrease) in net assets
resulting from operations	$ 2,006	$ 3,587	$ 1,793	$ 23	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING T. Rowe
	ING Pioneer		ING T. Rowe	Price Capital	ING T. Rowe
	Mid Cap Value	ING Pioneer	Price Capital	Appreciation	Price Capital
	Portfolio -	Mid Cap Value	Appreciation	Portfolio -	Appreciation
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Adviser Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 890	$ 3	$ 3	$ 1,724	$ 6,026
Total investment income	890	3	3	1,724	6,026
Expenses:
Mortality, expense risk
and other charges	727	3	1	160	3,696
Total expenses	727	3	1	160	3,696
Net investment income (loss)	163	-	2	1,564	2,330

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,119)	44	-	67	(6,829)
Capital gains distributions	-	-	5	-	12,868
Total realized gain (loss) on investments
and capital gains distributions	(2,119)	44	5	67	6,039
Net unrealized appreciation
(depreciation) of investments	9,869	(12)	15	2,037	43,843
Net realized and unrealized gain (loss)
on investments	7,750	32	20	2,104	49,882
Net increase (decrease) in net assets
resulting from operations	$ 7,913	$ 32	$ 22	$ 3,668	$ 52,212

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING Templeton
	Price Equity	Price Equity	Price	Price	Global Growth
	Income	Income	International	International	Portfolio -
	Portfolio -	Portfolio -	Stock Portfolio -	Stock Portfolio -	Institutional
	Adviser Class	Service Class	Adviser Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 27	$ 2,012	$ -	$ 20	$ 15
Total investment income	27	2,012	-	20	15
Expenses:
Mortality, expense risk
and other charges	6	762	-	70	6
Total expenses	6	762	-	70	6
Net investment income (loss)	21	1,250	-	(50)	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	(4,005)	-	(186)	(24)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(13)	(4,005)	-	(186)	(24)
Net unrealized appreciation
(depreciation) of investments	229	18,433	14	1,417	153
Net realized and unrealized gain (loss)
on investments	216	14,428	14	1,231	129
Net increase (decrease) in net assets
resulting from operations	$ 237	$ 15,678	$ 14	$ 1,181	$ 138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					ING
	ING Templeton	ING U.S. Stock	ING Money		International
	Global Growth	Index Portfolio -	Market	ING Global	Capital
	Portfolio -	Institutional	Portfolio -	Real Estate	Appreciation
	Service Class	Class	Class I	Fund - Class A	Fund - Class I
Net investment income (loss)
Income:
Dividends	$ 77	$ 146	$ 101	$ 4	$ -
Total investment income	77	146	101	4	-
Expenses:
Mortality, expense risk
and other charges	43	11	2,477	1	-
Total expenses	43	11	2,477	1	-
Net investment income (loss)	34	135	(2,376)	3	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	180	(136)	1	1	-
Capital gains distributions	-	217	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	180	81	1	1	-
Net unrealized appreciation
(depreciation) of investments	564	866	-	13	-
Net realized and unrealized gain (loss)
on investments	744	947	1	14	-
Net increase (decrease) in net assets
resulting from operations	$ 778	$ 1,082	$ (2,375)	$ 17	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING American	ING American	ING American
	ING	Century Small-	Century Small-	Century Small-	ING Baron
	International	Mid Cap Value	Mid Cap Value	Mid Cap Value	Growth
	SmallCap	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Adviser Class	Initial Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 7	$ 1	$ 1	$ 536	$ -
Total investment income	7	1	1	536	-
Expenses:
Mortality, expense risk
and other charges	2	-	13	338	5
Total expenses	2	-	13	338	5
Net investment income (loss)	5	1	(12)	198	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	113	3	9	50	31
Capital gains distributions	-	9	3	3,534	-
Total realized gain (loss) on investments
and capital gains distributions	113	12	12	3,584	31
Net unrealized appreciation
(depreciation) of investments	(49)	4	494	2,675	204
Net realized and unrealized gain (loss)
on investments	64	16	506	6,259	235
Net increase (decrease) in net assets
resulting from operations	$ 69	$ 17	$ 494	$ 6,457	$ 230

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING Columbia	ING Columbia
	ING Baron	Small Cap	Small Cap	ING Davis New	ING Fidelity®
	Growth	Value II	Value II	York Venture	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 8	$ 36	$ -
Total investment income	-	1	8	36	-
Expenses:
Mortality, expense risk
and other charges	1,054	1	31	118	31
Total expenses	1,054	1	31	118	31
Net investment income (loss)	(1,054)	-	(23)	(82)	(31)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,569	-	129	(213)	1,149
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5,569	-	129	(213)	1,149
Net unrealized appreciation
(depreciation) of investments	17,045	33	301	1,621	(192)
Net realized and unrealized gain (loss)
on investments	22,614	33	430	1,408	957
Net increase (decrease) in net assets
resulting from operations	$ 21,560	$ 33	$ 407	$ 1,326	$ 926

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING Growth	ING Growth
	ING Global	ING Global	ING Global	and Income	and Income
	Bond Portfolio -	Bond Portfolio -	Bond Portfolio -	Core Portfolio -	Core Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 23	$ 9,440	$ 65	$ -	$ 320
Total investment income	23	9,440	65	-	320
Expenses:
Mortality, expense risk
and other charges	1	1,437	7	2	775
Total expenses	1	1,437	7	2	775
Net investment income (loss)	22	8,003	58	(2)	(455)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	2,504	(16)	(11)	785
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	7	2,504	(16)	(11)	785
Net unrealized appreciation
(depreciation) of investments	(1)	(218)	30	64	5,513
Net realized and unrealized gain (loss)
on investments	6	2,286	14	53	6,298
Net increase (decrease) in net assets
resulting from operations	$ 28	$ 10,289	$ 72	$ 51	$ 5,843

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2015	Solution 2015	Solution 2015	Solution 2025	Solution 2025
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 3	$ 12	$ 16	$ 6	$ 1
Total investment income	3	12	16	6	1
Expenses:
Mortality, expense risk
and other charges	2	4	8	4	-
Total expenses	2	4	8	4	-
Net investment income (loss)	1	8	8	2	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	1	16	-
Capital gains distributions	5	19	26	10	2
Total realized gain (loss) on investments
and capital gains distributions	5	19	27	26	2
Net unrealized appreciation
(depreciation) of investments	4	30	38	13	5
Net realized and unrealized gain (loss)
on investments	9	49	65	39	7
Net increase (decrease) in net assets
resulting from operations	$ 10	$ 57	$ 73	$ 41	$ 8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2035	Solution 2035	Solution 2035	Solution 2045
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Initial Class	Service Class	Service 2 Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 31	$ 3	$ 1	$ 19	$ -
Total investment income	31	3	1	19	-
Expenses:
Mortality, expense risk
and other charges	18	2	-	13	-
Total expenses	18	2	-	13	-
Net investment income (loss)	13	1	1	6	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	11	-	7	1
Capital gains distributions	60	9	4	53	1
Total realized gain (loss) on investments
and capital gains distributions	63	20	4	60	2
Net unrealized appreciation
(depreciation) of investments	177	13	11	155	2
Net realized and unrealized gain (loss)
on investments	240	33	15	215	4
Net increase (decrease) in net assets
resulting from operations	$ 253	$ 34	$ 16	$ 221	$ 4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2045	Solution 2055	Solution 2055	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ -	$ 12	$ -	$ -	$ -
Total investment income	-	12	-	-	-
Expenses:
Mortality, expense risk
and other charges	-	8	-	1	1
Total expenses	-	8	-	1	1
Net investment income (loss)	-	4	-	(1)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	2	-	(1)	-
Capital gains distributions	1	30	-	1	1
Total realized gain (loss) on investments
and capital gains distributions	1	32	-	-	1
Net unrealized appreciation
(depreciation) of investments	3	116	1	12	9
Net realized and unrealized gain (loss)
on investments	4	148	1	12	10
Net increase (decrease) in net assets
resulting from operations	$ 4	$ 152	$ 1	$ 11	$ 9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					ING Invesco
			ING Invesco	ING Invesco	Van Kampen
	ING Index	ING Index	Van Kampen	Van Kampen	Equity and
	Solution Income Solution Income		Comstock	Comstock	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 18	$ 6	$ 3	$ 592	$ 11
Total investment income	18	6	3	592	11
Expenses:
Mortality, expense risk
and other charges	6	2	1	479	2
Total expenses	6	2	1	479	2
Net investment income (loss)	12	4	2	113	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(1)	(827)	-
Capital gains distributions	24	8	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	24	8	(1)	(827)	-
Net unrealized appreciation
(depreciation) of investments	15	3	51	8,500	69
Net realized and unrealized gain (loss)
on investments	39	11	50	7,673	69
Net increase (decrease) in net assets
resulting from operations	$ 51	$ 15	$ 52	$ 7,786	$ 78

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

	ING Invesco	ING Invesco
	Van Kampen	Van Kampen
	Equity and	Equity and	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Income	Income	Mid Cap Value	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 5,402	$ 5	$ 2	$ 8	$ 272
Total investment income	5,402	5	2	8	272
Expenses:
Mortality, expense risk
and other charges	2,209	3	1	1	340
Total expenses	2,209	3	1	1	340
Net investment income (loss)	3,193	2	1	7	(68)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,051	2	5	-	258
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,051	2	5	-	258
Net unrealized appreciation
(depreciation) of investments	20,647	23	52	6	5,803
Net realized and unrealized gain (loss)
on investments	22,698	25	57	6	6,061
Net increase (decrease) in net assets
resulting from operations	$ 25,891	$ 27	$ 58	$ 13	$ 5,993

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING	ING	ING
	Oppenheimer	Oppenheimer	Oppenheimer	ING PIMCO	ING PIMCO
	Global	Global	Global	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 5	$ 6,702	$ 8	$ 78	$ 10
Total investment income	5	6,702	8	78	10
Expenses:
Mortality, expense risk
and other charges	2	5,087	7	9	2
Total expenses	2	5,087	7	9	2
Net investment income (loss)	3	1,615	1	69	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	7,623	(26)	-	2
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	6	7,623	(26)	-	2
Net unrealized appreciation
(depreciation) of investments	96	87,172	157	118	1
Net realized and unrealized gain (loss)
on investments	102	94,795	131	118	3
Net increase (decrease) in net assets
resulting from operations	$ 105	$ 96,410	$ 132	$ 187	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING PIMCO	ING Pioneer	ING Pioneer
	Total Return	High Yield	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Service Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 7,508	$ 1,281	$ 25	$ 33	$ -
Total investment income	7,508	1,281	25	33	-
Expenses:
Mortality, expense risk
and other charges	2,302	196	4	3	2
Total expenses	2,302	196	4	3	2
Net investment income (loss)	5,206	1,085	21	30	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28	533	9	1	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	28	533	9	1	-
Net unrealized appreciation
(depreciation) of investments	11,038	1,311	29	55	27
Net realized and unrealized gain (loss)
on investments	11,066	1,844	38	56	27
Net increase (decrease) in net assets
resulting from operations	$ 16,272	$ 2,929	$ 59	$ 86	$ 25

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2,715	$ 465	$ 10	$ -	$ 2,767
Total investment income	2,715	465	10	-	2,767
Expenses:
Mortality, expense risk
and other charges	544	71	1	1	834
Total expenses	544	71	1	1	834
Net investment income (loss)	2,171	394	9	(1)	1,933

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(890)	197	2	-	(958)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(890)	197	2	-	(958)
Net unrealized appreciation
(depreciation) of investments	5,170	648	39	16	10,876
Net realized and unrealized gain (loss)
on investments	4,280	845	41	16	9,918
Net increase (decrease) in net assets
resulting from operations	$ 6,451	$ 1,239	$ 50	$ 15	$ 11,851

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service 2 Class	Adviser Class	Initial Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 408	$ 6	$ -	$ 1,875	$ 307
Total investment income	408	6	-	1,875	307
Expenses:
Mortality, expense risk
and other charges	101	1	2	705	93
Total expenses	101	1	2	705	93
Net investment income (loss)	307	5	(2)	1,170	214

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	332	12	-	(899)	237
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	332	12	-	(899)	237
Net unrealized appreciation
(depreciation) of investments	1,291	27	49	11,044	1,505
Net realized and unrealized gain (loss)
on investments	1,623	39	49	10,145	1,742
Net increase (decrease) in net assets
resulting from operations	$ 1,930	$ 44	$ 47	$ 11,315	$ 1,956

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -	2055 Portfolio -
	Adviser Class	Initial Class	Service Class	Service 2 Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ 1,155	$ 192	$ -
Total investment income	2	-	1,155	192	-
Expenses:
Mortality, expense risk
and other charges	-	1	509	65	-
Total expenses	-	1	509	65	-
Net investment income (loss)	2	(1)	646	127	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	6	(726)	141	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	6	(726)	141	-
Net unrealized appreciation
(depreciation) of investments	14	29	8,414	1,211	-
Net realized and unrealized gain (loss)
on investments	14	35	7,688	1,352	-
Net increase (decrease) in net assets
resulting from operations	$ 16	$ 34	$ 8,334	$ 1,479	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING Solution	ING Solution	ING Solution
	ING Solution	ING Solution	Growth	Income	Income
	2055 Portfolio -	2055 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 25	$ 3	$ 33	$ 11	$ -
Total investment income	25	3	33	11	-
Expenses:
Mortality, expense risk
and other charges	20	2	18	1	3
Total expenses	20	2	18	1	3
Net investment income (loss)	5	1	15	10	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	1	69	4	-
Capital gains distributions	27	3	7	-	-
Total realized gain (loss) on investments
and capital gains distributions	21	4	76	4	-
Net unrealized appreciation
(depreciation) of investments	267	32	145	11	33
Net realized and unrealized gain (loss)
on investments	288	36	221	15	33
Net increase (decrease) in net assets
resulting from operations	$ 293	$ 37	$ 236	$ 25	$ 30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				ING T. Rowe	ING T. Rowe
				Price Diversified Price Diversified
	ING Solution	ING Solution	ING Solution	Mid Cap	Mid Cap
	Income	Income	Moderate	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 676	$ 104	$ 61	$ -	$ 1,635
Total investment income	676	104	61	-	1,635
Expenses:
Mortality, expense risk
and other charges	99	14	30	2	3,308
Total expenses	99	14	30	2	3,308
Net investment income (loss)	577	90	31	(2)	(1,673)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	489	11	180	-	6,078
Capital gains distributions	-	-	18	39	26,355
Total realized gain (loss) on investments
and capital gains distributions	489	11	198	39	32,433
Net unrealized appreciation
(depreciation) of investments	150	105	110	24	14,326
Net realized and unrealized gain (loss)
on investments	639	116	308	63	46,759
Net increase (decrease) in net assets
resulting from operations	$ 1,216	$ 206	$ 339	$ 61	$ 45,086

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

	ING T. Rowe
	Price Diversified	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Mid Cap	Price Growth	Price Growth	Price Growth	ING Templeton
	Growth	Equity	Equity	Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 382	$ -	$ 6
Total investment income	1	-	382	-	6
Expenses:
Mortality, expense risk
and other charges	4	4	2,267	15	2
Total expenses	4	4	2,267	15	2
Net investment income (loss)	(3)	(4)	(1,885)	(15)	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	94	9	7,978	14	2
Capital gains distributions	45	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	139	9	7,978	14	2
Net unrealized appreciation
(depreciation) of investments	(59)	195	30,684	377	78
Net realized and unrealized gain (loss)
on investments	80	204	38,662	391	80
Net increase (decrease) in net assets
resulting from operations	$ 77	$ 200	$ 36,777	$ 376	$ 84

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING UBS U.S.	ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING Templeton	Large Cap	Large Cap	Large Cap
	Foreign Equity Foreign Equity		Equity	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,478	$ 4	$ -	$ 647	$ -
Total investment income	1,478	4	-	647	-
Expenses:
Mortality, expense risk
and other charges	881	1	-	731	-
Total expenses	881	1	-	731	-
Net investment income (loss)	597	3	-	(84)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,040)	3	2	798	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4,040)	3	2	798	-
Net unrealized appreciation
(depreciation) of investments	20,041	34	8	7,245	2
Net realized and unrealized gain (loss)
on investments	16,001	37	10	8,043	2
Net increase (decrease) in net assets
resulting from operations	$ 16,598	$ 40	$ 10	$ 7,959	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING Strategic	ING Strategic	ING Strategic
		Allocation	Allocation	Allocation	ING Growth
	ING Core	Conservative	Growth	Moderate	and Income
	Equity Research	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Class I	Class I	Class I	Class A
Net investment income (loss)
Income:
Dividends	$ 2	$ 876	$ 994	$ 1,268	$ 11
Total investment income	2	876	994	1,268	11
Expenses:
Mortality, expense risk
and other charges	1	314	632	562	3
Total expenses	1	314	632	562	3
Net investment income (loss)	1	562	362	706	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	(1,336)	(3,036)	(2,528)	36
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	12	(1,336)	(3,036)	(2,528)	36
Net unrealized appreciation
(depreciation) of investments	18	4,258	10,911	8,901	75
Net realized and unrealized gain (loss)
on investments	30	2,922	7,875	6,373	111
Net increase (decrease) in net assets
resulting from operations	$ 31	$ 3,484	$ 8,237	$ 7,079	$ 119

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 7	Series 8	Series 9
Net investment income (loss)
Income:
Dividends	$ 19,451	$ 98	$ 22	$ 5	$ 2
Total investment income	19,451	98	22	5	2
Expenses:
Mortality, expense risk
and other charges	11,940	34	3	2	1
Total expenses	11,940	34	3	2	1
Net investment income (loss)	7,511	64	19	3	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(33,260)	284	(181)	(60)	(20)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(33,260)	284	(181)	(60)	(20)
Net unrealized appreciation
(depreciation) of investments	172,583	677	160	54	17
Net realized and unrealized gain (loss)
on investments	139,323	961	(21)	(6)	(3)
Net increase (decrease) in net assets
resulting from operations	$ 146,834	$ 1,025	$ (2)	$ (3)	$ (2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the Year Ended December 31, 2012
	(Dollars in thousands)

			ING BlackRock	ING BlackRock
			Science and	Science and
			Technology	Technology	ING Index Plus
	ING GET U.S.	ING GET U.S.	Opportunities	Opportunities	LargeCap
	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio –	Portfolio -
	Series 10	Series 11	Adviser Class	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 1	$ 1	$ -	$ 87	$ 4,418
Total investment income	1	1	-	87	4,418
Expenses:
Mortality, expense risk
and other charges	1	-	-	453	2,769
Total expenses	1	-	-	453	2,769
Net investment income (loss)	-	1	-	(366)	1,649

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10)	(6)	-	970	9,376
Capital gains distributions	-	-	-	2,873	-
Total realized gain (loss) on investments
and capital gains distributions	(10)	(6)	-	3,843	9,376
Net unrealized appreciation
(depreciation) of investments	8	6	-	(376)	23,089
Net realized and unrealized gain (loss)
on investments	(2)	-	-	3,467	32,465
Net increase (decrease) in net assets
resulting from operations	$ (2)	$ 1	$ -	$ 3,101	$ 34,114

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus
	LargeCap	MidCap	MidCap	SmallCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 6	$ 2,642	$ 2	$ 643	$ -
Total investment income	6	2,642	2	643	-
Expenses:
Mortality, expense risk
and other charges	1	2,682	1	1,057	1
Total expenses	1	2,682	1	1,057	1
Net investment income (loss)	5	(40)	1	(414)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	1,115	36	(1,356)	23
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(5)	1,115	36	(1,356)	23
Net unrealized appreciation
(depreciation) of investments	50	44,220	28	13,761	-
Net realized and unrealized gain (loss)
on investments	45	45,335	64	12,405	23
Net increase (decrease) in net assets
resulting from operations	$ 50	$ 45,295	$ 65	$ 11,991	$ 22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			ING Russell™	ING Russell™
	ING	ING	Large Cap	Large Cap	ING Russell™
	International	International	Growth Index	Growth Index	Large Cap
	Index Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class S	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 531	$ -	$ 81	$ 5	$ 424
Total investment income	531	-	81	5	424
Expenses:
Mortality, expense risk
and other charges	184	-	77	3	171
Total expenses	184	-	77	3	171
Net investment income (loss)	347	-	4	2	253

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	39	(1)	296	37	614
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	39	(1)	296	37	614
Net unrealized appreciation
(depreciation) of investments	2,629	1	470	35	1,409
Net realized and unrealized gain (loss)
on investments	2,668	-	766	72	2,023
Net increase (decrease) in net assets
resulting from operations	$ 3,015	$ -	$ 770	$ 74	$ 2,276

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		ING Russell™	ING Russell™	ING Russell™
	ING Russell™	Large Cap	Large Cap	Mid Cap	ING Russell™
	Large Cap	Value Index	Value Index	Growth Index	Mid Cap Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 1	$ 4	$ 52	$ 19	$ 135
Total investment income	1	4	52	19	135
Expenses:
Mortality, expense risk
and other charges	1	3	33	52	116
Total expenses	1	3	33	52	116
Net investment income (loss)	-	1	19	(33)	19

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	3	34	456	355
Capital gains distributions	-	-	-	-	414
Total realized gain (loss) on investments
and capital gains distributions	1	3	34	456	769
Net unrealized appreciation
(depreciation) of investments	2	25	406	314	1,207
Net realized and unrealized gain (loss)
on investments	3	28	440	770	1,976
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 29	$ 459	$ 737	$ 1,995

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING Russell™	ING Small	ING Small		ING
	Small Cap	Company	Company	ING U.S. Bond	International
	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Value Portfolio -
	Class I	Class I	Class S	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 76	$ 490	$ -	$ 244	$ 1,532
Total investment income	76	490	-	244	1,532
Expenses:
Mortality, expense risk
and other charges	87	1,166	1	101	459
Total expenses	87	1,166	1	101	459
Net investment income (loss)	(11)	(676)	(1)	143	1,073

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	164	(1,747)	4	82	(12,126)
Capital gains distributions	415	4,339	7	227	-
Total realized gain (loss) on investments
and capital gains distributions	579	2,592	11	309	(12,126)
Net unrealized appreciation
(depreciation) of investments	674	13,370	15	(175)	20,937
Net realized and unrealized gain (loss)
on investments	1,253	15,962	26	134	8,811
Net increase (decrease) in net assets
resulting from operations	$ 1,242	$ 15,286	$ 25	$ 277	$ 9,884

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	ING	ING MidCap	ING MidCap	ING SmallCap	ING SmallCap
	International	Opportunities	Opportunities	Opportunities	Opportunities
	Value Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 5	$ 242	$ 8	$ -	$ -
Total investment income	5	242	8	-	-
Expenses:
Mortality, expense risk
and other charges	1	405	11	210	-
Total expenses	1	405	11	210	-
Net investment income (loss)	4	(163)	(3)	(210)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(15)	602	222	120	6
Capital gains distributions	-	1,068	51	2,417	8
Total realized gain (loss) on investments
and capital gains distributions	(15)	1,670	273	2,537	14
Net unrealized appreciation
(depreciation) of investments	49	3,075	(25)	924	(1)
Net realized and unrealized gain (loss)
on investments	34	4,745	248	3,461	13
Net increase (decrease) in net assets
resulting from operations	$ 38	$ 4,582	$ 245	$ 3,251	$ 13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

		Janus Aspen			Janus Aspen
	Janus Aspen	Series	Janus Aspen	Janus Aspen	Series
	Series Balanced	Enterprise	Series Flexible	Series Janus	Worldwide
	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ 5	$ -	$ 1 $	-	$ 1
Total investment income	5	-	1	-	1
Expenses:
Mortality, expense risk
and other charges	2	4	-	1	1
Total expenses	2	4	-	1	1
Net investment income (loss)	3	(4)	1	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	7	3	-	(2)
Capital gains distributions	12	-	1	1	-
Total realized gain (loss) on investments
and capital gains distributions	11	7	4	1	(2)
Net unrealized appreciation
(depreciation) of investments	5	49	(1)	9	24
Net realized and unrealized gain (loss)
on investments	16	56	3	10	22
Net increase (decrease) in net assets
resulting from operations	$ 19	$ 52	$ 4 $	9	$ 22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	JPMorgan	Lazard U.S.		Loomis Sayles	Lord Abbett
	Government	Mid Cap Equity		Small Cap	Developing
	Bond Fund -	Portfolio - Open	LKCM Aquinas	Value Fund -	Growth Fund,
	Select Class	Shares	Growth Fund	Retail Class	Inc. - Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 3	$ -	$ 78	$ -
Total investment income	-	3	-	78	-
Expenses:
Mortality, expense risk
and other charges	-	33	3	87	1
Total expenses	-	33	3	87	1
Net investment income (loss)	-	(30)	(3)	(9)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	169	1	341	(1)
Capital gains distributions	-	-	2	9	8
Total realized gain (loss) on investments
and capital gains distributions	-	169	3	350	7
Net unrealized appreciation
(depreciation) of investments	-	13	28	873	1
Net realized and unrealized gain (loss)
on investments	-	182	31	1,223	8
Net increase (decrease) in net assets
resulting from operations	$ -	$ 152	$ 28	$ 1,214	$ 7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

					Lord Abbett
	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Series Fund -
	Core Fixed	Mid Cap Stock	Small-Cap	Fundamental	Mid-Cap Stock
	Income Fund -	Fund, Inc. -	Value Fund -	Equity Fund -	Portfolio -
	Class A	Class A	Class A	Class A	Class VC
Net investment income (loss)
Income:
Dividends	$ 1	$ 6	$ 8	$ 1	$ 623
Total investment income	1	6	8	1	623
Expenses:
Mortality, expense risk
and other charges	1	9	10	1	861
Total expenses	1	9	10	1	861
Net investment income (loss)	-	(3)	(2)	-	(238)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(9)	20	-	(3,166)
Capital gains distributions	1	-	26	2	-
Total realized gain (loss) on investments
and capital gains distributions	1	(9)	46	2	(3,166)
Net unrealized appreciation
(depreciation) of investments	1	178	65	5	15,274
Net realized and unrealized gain (loss)
on investments	2	169	111	7	12,108
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 166	$ 109	$ 7	$ 11,870

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				Neuberger
		Massachusetts	Neuberger	Berman Socially
	MainStay Large	Investors	Berman Genesis	Responsive	New Perspective
	Cap Growth	Growth Stock	Fund® - Trust	Fund® - Trust	Fund®, Inc. -
	Fund - Class R3	Fund - Class A	Class	Class	Class R-3
Net investment income (loss)
Income:
Dividends	$ -	$ 6	$ -	$ 77	$ 17
Total investment income	-	6	-	77	17
Expenses:
Mortality, expense risk
and other charges	-	4	1	97	9
Total expenses	-	4	1	97	9
Net investment income (loss)	-	2	(1)	(20)	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	85	-	1,059	(3)
Capital gains distributions	-	-	4	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	85	4	1,059	(3)
Net unrealized appreciation
(depreciation) of investments	7	(24)	4	(143)	415
Net realized and unrealized gain (loss)
on investments	4	61	8	916	412
Net increase (decrease) in net assets
resulting from operations	$ 4	$ 63	$ 7	$ 896	$ 420

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

		Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	New Perspective	Capital	Developing	Developing	Gold & Special
	Fund®, Inc. -	Appreciation	Markets Fund -	Markets Fund -	Minerals Fund -
	Class R-4	Fund - Class A	Class A	Class Y	Class A
Net investment income (loss)
Income:
Dividends	$ 949	$ 3	$ 1,101	$ 251	$ -
Total investment income	949	3	1,101	251	-
Expenses:
Mortality, expense risk
and other charges	658	4	2,762	48	-
Total expenses	658	4	2,762	48	-
Net investment income (loss)	291	(1)	(1,661)	203	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(375)	25	(21,847)	49	(6)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(375)	25	(21,847)	49	(6)
Net unrealized appreciation
(depreciation) of investments	13,920	28	71,592	2,872	3
Net realized and unrealized gain (loss)
on investments	13,545	53	49,745	2,921	(3)
Net increase (decrease) in net assets
resulting from operations	$ 13,836	$ 52	$ 48,084	$ 3,124	$ (3)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer		Oppenheimer
	International	Global	Global Strategic	Oppenheimer	Main Street
	Bond Fund -	Securities	Income	Main Street	Small- & Mid-
	Class A	Fund/VA	Fund/VA	Fund®/VA	Cap Fund®/VA
Net investment income (loss)
Income:
Dividends	$ 5	$ 5	$ 6	$ 1	$ 60
Total investment income	5	5	6	1	60
Expenses:
Mortality, expense risk
and other charges	1	2	1	1	99
Total expenses	1	2	1	1	99
Net investment income (loss)	4	3	5	-	(39)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(6)	1	-	139
Capital gains distributions	1	-	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(6)	2	-	139
Net unrealized appreciation
(depreciation) of investments	9	43	5	10	1,450
Net realized and unrealized gain (loss)
on investments	9	37	7	10	1,589
Net increase (decrease) in net assets
resulting from operations	$ 13	$ 40	$ 12	$ 10	$ 1,550

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

				PIMCO Real
	Oppenheimer	Parnassus	Pax World	Return
	Small- & Mid-	Equity Income	Balanced Fund -	Portfolio -	Pioneer Equity
	Cap Growth	Fund - Investor	Individual	Administrative	Income Fund -
	Fund/VA	Shares	Investor Class	Class	Class Y
Net investment income (loss)
Income:
Dividends	$ -	$ 11	$ 745	$ 2,428	$ 17
Total investment income	-	11	745	2,428	17
Expenses:
Mortality, expense risk
and other charges	1	2	483	1,982	2
Total expenses	1	2	483	1,982	2
Net investment income (loss)	(1)	9	262	446	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(503)	1,863	-
Capital gains distributions	-	8	-	13,139	-
Total realized gain (loss) on investments
and capital gains distributions	-	8	(503)	15,002	-
Net unrealized appreciation
(depreciation) of investments	4	(4)	4,925	1,463	3
Net realized and unrealized gain (loss)
on investments	4	4	4,422	16,465	3
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 13	$ 4,684	$ 16,911	$ 18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			Pioneer
		Pioneer	Emerging	Pioneer High	Pioneer Mid
	Pioneer High	Strategic	Markets VCT	Yield VCT	Cap Value VCT
	Yield Fund -	Income Fund -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class A	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 155	$ 31	$ 87	$ 2,410	$ -
Total investment income	155	31	87	2,410	-
Expenses:
Mortality, expense risk
and other charges	18	3	151	254	-
Total expenses	18	3	151	254	-
Net investment income (loss)	137	28	(64)	2,156	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	575	-	1,533	(361)	-
Capital gains distributions	-	-	519	-	-
Total realized gain (loss) on investments
and capital gains distributions	575	-	2,052	(361)	-
Net unrealized appreciation
(depreciation) of investments	(286)	27	(248)	1,737	-
Net realized and unrealized gain (loss)
on investments	289	27	1,804	1,376	-
Net increase (decrease) in net assets
resulting from operations	$ 426	$ 55	$ 1,740	$ 3,532	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Columbia	Columbia
	Diversified	Diversified	Royce Total	SMALLCAP	T. Rowe Price
	Equity Income	Equity Income	Return Fund -	World Fund® -	Mid-Cap Value
	Fund - Class K	Fund - Class R4	Class K	Class R-4	Fund - R Class
Net investment income (loss)
Income:
Dividends	$ 148	$ 2	$ -	113	6
Total investment income	148	2	-	113	6
Expenses:
Mortality, expense risk
and other charges	55	-	-	76	5
Total expenses	55	-	-	76	5
Net investment income (loss)	93	2	-	37	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	277	-	-	365	3
Capital gains distributions	-	-	-	-	37
Total realized gain (loss) on investments
and capital gains distributions	277	-	-	365	40
Net unrealized appreciation
(depreciation) of investments	470	9	-	1,034	74
Net realized and unrealized gain (loss)
on investments	747	9	-	1,399	114
Net increase (decrease) in net assets
resulting from operations	$ 840	$ 11	$ -	1,436	115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

			Templeton		Thornburg
	T. Rowe Price	Templeton	Global Bond	Templeton	International
	Value Fund -	Foreign Fund -	Fund - Advisor	Global Bond	Value Fund -
	Advisor Class	Class A	Class	Fund - Class A	Class R4
Net investment income (loss)
Income:
Dividends	3	25	1,021	12,384	1
Total investment income	3	25	1,021	12,384	1
Expenses:
Mortality, expense risk
and other charges	2	8	51	1,964	-
Total expenses	2	8	51	1,964	-
Net investment income (loss)	1	17	970	10,420	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	76	16	6,484	(4)
Capital gains distributions	1	-	461	2,535	-
Total realized gain (loss) on investments
and capital gains distributions	10	76	477	9,019	(4)
Net unrealized appreciation
(depreciation) of investments	21	81	655	9,438	10
Net realized and unrealized gain (loss)
on investments	31	157	1,132	18,457	6
Net increase (decrease) in net assets
resulting from operations	32	174	2,102	28,877	7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

		Invesco Van
		Kampen
	USAA Precious	American
	Metals and	Franchise			Small Company
	Minerals Fund -	Fund - Class I	Diversified	Equity Income	Growth
	Adviser Shares	Shares	Value Portfolio	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	-	-	2	10	-
Total investment income	-	-	2	10	-
Expenses:
Mortality, expense risk
and other charges	62	138	1	5	-
Total expenses	62	138	1	5	-
Net investment income (loss)	(62)	(138)	1	5	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,346)	(115)	(2)	(1)	19
Capital gains distributions	126	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,220)	(115)	(2)	(1)	19
Net unrealized appreciation
(depreciation) of investments	252	(476)	13	42	(11)
Net realized and unrealized gain (loss)
on investments	(968)	(591)	11	41	8
Net increase (decrease) in net assets
resulting from operations	(1,030)	(729)	12	46	8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2012 (Dollars in thousands)

					Washington
	Victory Small				Mutual
	Company				Investors
	Opportunity	Wanger			FundSM, Inc. -
	Fund - Class R	International	Wanger Select	Wanger USA	Class R-3
Net investment income (loss)
Income:
Dividends	-	386	355	172	85
Total investment income	-	386	355	172	85
Expenses:
Mortality, expense risk
and other charges	-	237	693	411	25
Total expenses	-	237	693	411	25
Net investment income (loss)	-	149	(338)	(239)	60

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	632	(987)	(460)	(167)
Capital gains distributions	1	2,673	-	2,510	7
Total realized gain (loss) on investments
and capital gains distributions	1	3,305	(987)	2,050	(160)
Net unrealized appreciation
(depreciation) of investments	-	1,857	14,495	6,347	595
Net realized and unrealized gain (loss)
on investments	1	5,162	13,508	8,397	435
Net increase (decrease) in net assets
resulting from operations	1	5,311	13,170	8,158	495

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2012
(Dollars in thousands)

	Washington	Wells Fargo	Wells Fargo
	Mutual	Advantage	Advantage
	Investors	Small Cap	Special Small
	FundSM, Inc. -	Value Fund -	Cap Value
	Class R-4	Class A	Fund - Class A
Net investment income (loss)
Income:
Dividends	2,052	1	-
Total investment income	2,052	1	-
Expenses:
Mortality, expense risk
and other charges	940	1	973
Total expenses	940	1	973
Net investment income (loss)	1,112	-	(973)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(114)	2	(2,595)
Capital gains distributions	152	5	-
Total realized gain (loss) on investments
and capital gains distributions	38	7	(2,595)
Net unrealized appreciation
(depreciation) of investments	8,872	6	14,263
Net realized and unrealized gain (loss)
on investments	8,910	13	11,668
Net increase (decrease) in net assets
resulting from operations	10,022	13	10,695

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Invesco Mid		Invesco
	Cap Core	Invesco Small Cap	International	Invesco
	Equity Fund -	Growth Fund -	Growth Fund -	Endeavor
	Class A	Class A	Class R5	Fund - Class A
Net assets at January 1, 2011	$ 5,115	$ 42	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(46)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	342	(1)	-	-
Net unrealized appreciation (depreciation)
of investments	(685)	(1)	-	-
Net increase (decrease) in net assets from operations	(389)	(2)	-	-
Changes from principal transactions:
Total unit transactions	165	(8)	-	-
Increase (decrease) in net assets derived from
principal transactions	165	(8)	-	-
Total increase (decrease) in net assets	(224)	(10)	-	-
Net assets at December 31, 2011	4,891	32	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	442	8	-	3
Net unrealized appreciation (depreciation)
of investments	17	(3)	-	(1)
Net increase (decrease) in net assets from operations	439	5	-	2
Changes from principal transactions:
Total unit transactions	(778)	(11)	30	34
Increase (decrease) in net assets derived from
principal transactions	(778)	(11)	30	34
Total increase (decrease) in net assets	(339)	(6)	30	36
Net assets at December 31, 2012	$ 4,552	$ 26	$ 30	$ 36

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				Invesco V.I.
	Invesco Global			Capital
	Health Care	Invesco Small	Invesco Small	Appreciation
	Fund - Investor	Cap Value	Cap Value	Fund - Series I
	Class	Fund - Class A	Fund - Class Y	Shares
Net assets at January 1, 2011	$ 183	$ 120	$ -	$ 22,362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	-	(186)
Total realized gain (loss) on investments
and capital gains distributions	22	17	348	(352)
Net unrealized appreciation (depreciation)
of investments	(20)	(25)	(1,714)	(1,345)
Net increase (decrease) in net assets from operations	1	(9)	(1,366)	(1,883)
Changes from principal transactions:
Total unit transactions	(8)	(29)	10,193	(1,478)
Increase (decrease) in net assets derived from
principal transactions	(8)	(29)	10,193	(1,478)
Total increase (decrease) in net assets	(7)	(38)	8,827	(3,361)
Net assets at December 31, 2011	176	82	8,827	19,001

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1)	-	(69)
Total realized gain (loss) on investments
and capital gains distributions	27	13	(573)	(249)
Net unrealized appreciation (depreciation)
of investments	12	6	1,714	3,183
Net increase (decrease) in net assets from operations	38	18	1,141	2,865
Changes from principal transactions:
Total unit transactions	20	41	(9,968)	(21,866)
Increase (decrease) in net assets derived from
principal transactions	20	41	(9,968)	(21,866)
Total increase (decrease) in net assets	58	59	(8,827)	(19,001)
Net assets at December 31, 2012	$ 234	$ 141	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Invesco V.I.			AllianceBernstein
	Core Equity	Alger Capital		Growth and
	Fund - Series I	Appreciation	Alger Green	Income Fund,
	Shares	Fund - Class A	Fund - Class A	Inc. - Class A
Net assets at January 1, 2011	$ 38,408	$ -	$ 1,614	$ 191

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	-	(17)	-
Total realized gain (loss) on investments
and capital gains distributions	961	-	35	2
Net unrealized appreciation (depreciation)
of investments	(1,201)	-	(130)	7
Net increase (decrease) in net assets from operations	(261)	-	(112)	9
Changes from principal transactions:
Total unit transactions	(3,357)	-	120	(28)
Increase (decrease) in net assets derived from
principal transactions	(3,357)	-	120	(28)
Total increase (decrease) in net assets	(3,618)	-	8	(19)
Net assets at December 31, 2011	34,790	-	1,622	172

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	2	(17)	-
Total realized gain (loss) on investments
and capital gains distributions	725	2	45	9
Net unrealized appreciation (depreciation)
of investments	3,530	10	207	19
Net increase (decrease) in net assets from operations	4,231	14	235	28
Changes from principal transactions:
Total unit transactions	(4,339)	478	173	1
Increase (decrease) in net assets derived from
principal transactions	(4,339)	478	173	1
Total increase (decrease) in net assets	(108)	492	408	29
Net assets at December 31, 2012	$ 34,682	$ 492	$ 2,030	$ 201

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Allianz NFJ
	AllianceBernstein		Large-Cap
	Growth and	Allianz NFJ	Value Fund -	Allianz NFJ
	Income Portfolio -	Dividend Value	Institutional	Small-Cap Value
	Class A	Fund - Class A	Class	Fund - Class A
Net assets at January 1, 2011	$ 457	$ 258	$ 1,879	$ 398

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3	72	2
Total realized gain (loss) on investments
and capital gains distributions	(38)	22	124	55
Net unrealized appreciation (depreciation)
of investments	61	(19)	(172)	(53)
Net increase (decrease) in net assets from operations	23	6	24	4
Changes from principal transactions:
Total unit transactions	(7)	(85)	1,160	(7)
Increase (decrease) in net assets derived from
principal transactions	(7)	(85)	1,160	(7)
Total increase (decrease) in net assets	16	(79)	1,184	(3)
Net assets at December 31, 2011	473	179	3,063	395

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	3	40	1
Total realized gain (loss) on investments
and capital gains distributions	11	3	358	61
Net unrealized appreciation (depreciation)
of investments	63	16	(45)	(27)
Net increase (decrease) in net assets from operations	76	22	353	35
Changes from principal transactions:
Total unit transactions	(73)	5	(3,381)	(30)
Increase (decrease) in net assets derived from
principal transactions	(73)	5	(3,381)	(30)
Total increase (decrease) in net assets	3	27	(3,028)	5
Net assets at December 31, 2012	$ 476	$ 206	$ 35	$ 400

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				American
				Century
			American	Inflation-
			Balanced	Adjusted Bond
	Amana Growth	Amana Income	Fund® -	Fund - Investor
	Fund	Fund	Class R-3	Class
Net assets at January 1, 2011	$ 18,000	$ 29,407	$ 6,178	$ 17,967

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(213)	242	72	964
Total realized gain (loss) on investments
and capital gains distributions	548	832	(86)	672
Net unrealized appreciation (depreciation)
of investments	(1,216)	(707)	181	1,008
Net increase (decrease) in net assets from operations	(881)	367	167	2,644
Changes from principal transactions:
Total unit transactions	10,703	10,643	(619)	22,977
Increase (decrease) in net assets derived from
principal transactions	10,703	10,643	(619)	22,977
Total increase (decrease) in net assets	9,822	11,010	(452)	25,621
Net assets at December 31, 2011	27,822	40,417	5,726	43,588

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(229)	338	60	657
Total realized gain (loss) on investments
and capital gains distributions	726	722	27	1,442
Net unrealized appreciation (depreciation)
of investments	2,456	2,751	640	491
Net increase (decrease) in net assets from operations	2,953	3,811	727	2,590
Changes from principal transactions:
Total unit transactions	4,614	7,737	(682)	8,410
Increase (decrease) in net assets derived from
principal transactions	4,614	7,737	(682)	8,410
Total increase (decrease) in net assets	7,567	11,548	45	11,000
Net assets at December 31, 2012	$ 35,389	$ 51,965	$ 5,771	$ 54,588

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	American	American Funds	Ariel
	Century Income	American	Appreciation
	& Growth	Mutual Fund® -	Fund - Investor	Ariel Fund -
	Fund - A Class	Class R-4	Class	Investor Class
Net assets at January 1, 2011	$ 5,100	$ -	$ 833	$ 2,518

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	-	(5)	(28)
Total realized gain (loss) on investments
and capital gains distributions	(145)	-	23	400
Net unrealized appreciation (depreciation)
of investments	208	-	(98)	(890)
Net increase (decrease) in net assets from operations	81	-	(80)	(518)
Changes from principal transactions:
Total unit transactions	150	6	(74)	1,064
Increase (decrease) in net assets derived from
principal transactions	150	6	(74)	1,064
Total increase (decrease) in net assets	231	6	(154)	546
Net assets at December 31, 2011	5,331	6	679	3,064

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	1	-	(2)
Total realized gain (loss) on investments
and capital gains distributions	(134)	-	160	(59)
Net unrealized appreciation (depreciation)
of investments	800	1	(31)	614
Net increase (decrease) in net assets from operations	714	2	129	553
Changes from principal transactions:
Total unit transactions	329	53	58	(289)
Increase (decrease) in net assets derived from
principal transactions	329	53	58	(289)
Total increase (decrease) in net assets	1,043	55	187	264
Net assets at December 31, 2012	$ 6,374	$ 61	$ 866	$ 3,328

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				BlackRock Mid
	Artisan		BlackRock	Cap Value
	International Aston/Fairpointe Equity Dividend Opportunities
	Fund - Investor	Mid Cap Fund -	Fund - Investor	Fund - Investor
	Shares	Class N	A Shares	A Shares
Net assets at January 1, 2011	$ 2,510	$ 2,925	$ 183	$ 4,516

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(39)	4	(39)
Total realized gain (loss) on investments
and capital gains distributions	60	130	2	205
Net unrealized appreciation (depreciation)
of investments	(302)	(563)	7	(300)
Net increase (decrease) in net assets from operations	(232)	(472)	13	(134)
Changes from principal transactions:
Total unit transactions	396	3,103	291	3,098
Increase (decrease) in net assets derived from
principal transactions	396	3,103	291	3,098
Total increase (decrease) in net assets	164	2,631	304	2,964
Net assets at December 31, 2011	2,674	5,556	487	7,480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	5	12	(60)
Total realized gain (loss) on investments
and capital gains distributions	76	293	16	425
Net unrealized appreciation (depreciation)
of investments	680	661	51	654
Net increase (decrease) in net assets from operations	772	959	79	1,019
Changes from principal transactions:
Total unit transactions	1,597	2,377	448	1,265
Increase (decrease) in net assets derived from
principal transactions	1,597	2,377	448	1,265
Total increase (decrease) in net assets	2,369	3,336	527	2,284
Net assets at December 31, 2012	$ 5,043	$ 8,892	$ 1,014	$ 9,764

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Capital World
	The Bond Fund	Calvert VP SRI	Growth &
	of AmericaSM,	Balanced	Income FundSM,	Cohen & Steers
	Inc. - Class R-4	Portfolio	Inc. - Class R-3	Realty Shares
Net assets at January 1, 2011	$ 8,210	$ 45,223	$ 363	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	202	124	5	5
Total realized gain (loss) on investments
and capital gains distributions	219	309	4	(29)
Net unrealized appreciation (depreciation)
of investments	20	1,150	(49)	29
Net increase (decrease) in net assets from operations	441	1,583	(40)	5
Changes from principal transactions:
Total unit transactions	568	(2,765)	92	672
Increase (decrease) in net assets derived from
principal transactions	568	(2,765)	92	672
Total increase (decrease) in net assets	1,009	(1,182)	52	677
Net assets at December 31, 2011	9,219	44,041	415	677

Increase (decrease) in net assets
Operations:
Net investment income (loss)	162	79	7	20
Total realized gain (loss) on investments
and capital gains distributions	99	275	6	211
Net unrealized appreciation (depreciation)
of investments	214	3,725	62	(80)
Net increase (decrease) in net assets from operations	475	4,079	75	151
Changes from principal transactions:
Total unit transactions	1,260	(1,946)	23	1,310
Increase (decrease) in net assets derived from
principal transactions	1,260	(1,946)	23	1,310
Total increase (decrease) in net assets	1,735	2,133	98	1,461
Net assets at December 31, 2012	$ 10,954	$ 46,174	$ 513	$ 2,138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ColumbiaSM	ColumbiaSM	Columbia Mid Columbia Mid
	Acorn Fund® -	Acorn Fund® -	Cap Value	Cap Value
	Class A	Class Z	Fund - Class A	Fund - Class Z
Net assets at January 1, 2011	$ 9	$ 7,095	$ 3,877	$ 2,739

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	29	(16)	42
Total realized gain (loss) on investments
and capital gains distributions	3	920	307	227
Net unrealized appreciation (depreciation)
of investments	(7)	(1,575)	(513)	(489)
Net increase (decrease) in net assets from operations	(4)	(626)	(222)	(220)
Changes from principal transactions:
Total unit transactions	64	4,379	150	2,844
Increase (decrease) in net assets derived from
principal transactions	64	4,379	150	2,844
Total increase (decrease) in net assets	60	3,753	(72)	2,624
Net assets at December 31, 2011	69	10,848	3,805	5,363

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(9)	20
Total realized gain (loss) on investments
and capital gains distributions	5	740	344	389
Net unrealized appreciation (depreciation)
of investments	7	476	236	103
Net increase (decrease) in net assets from operations	11	1,216	571	512
Changes from principal transactions:
Total unit transactions	5	(12,025)	(255)	(5,874)
Increase (decrease) in net assets derived from
principal transactions	5	(12,025)	(255)	(5,874)
Total increase (decrease) in net assets	16	(10,809)	316	(5,362)
Net assets at December 31, 2012	$ 85	$ 39	$ 4,121	$ 1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		Delaware
	CRM Mid Cap	Diversified	Dodge & Cox
	Value Fund -	Income Fund -	International	Dodge & Cox
	Investor Shares	Class A	Stock Fund	Stock Fund
Net assets at January 1, 2011	$ 223	$ -	$ 4	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	2	-
Total realized gain (loss) on investments
and capital gains distributions	5	-	-	-
Net unrealized appreciation (depreciation)
of investments	(23)	-	(8)	(2)
Net increase (decrease) in net assets from operations	(19)	-	(6)	(2)
Changes from principal transactions:
Total unit transactions	12	-	138	26
Increase (decrease) in net assets derived from
principal transactions	12	-	138	26
Total increase (decrease) in net assets	(7)	-	132	24
Net assets at December 31, 2011	216	-	136	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3	3	-
Total realized gain (loss) on investments
and capital gains distributions	5	7	(4)	1
Net unrealized appreciation (depreciation)
of investments	28	(8)	34	3
Net increase (decrease) in net assets from operations	33	2	33	4
Changes from principal transactions:
Total unit transactions	(17)	799	55	-
Increase (decrease) in net assets derived from
principal transactions	(17)	799	55	-
Total increase (decrease) in net assets	16	801	88	4
Net assets at December 31, 2012	$ 232	$ 801	$ 224	$ 28

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		Eaton Vance	EuroPacific	EuroPacific
	DWS Equity	Large-Cap	Growth	Growth
	500 Index	Value Fund -	Fund® -	Fund® -
	Fund - Class S	Class R	Class R-3	Class R-4
Net assets at January 1, 2011	$ 351	$ 38	$ 12,954	$ 279,835

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	76	1,603
Total realized gain (loss) on investments
and capital gains distributions	-	-	(629)	(1,333)
Net unrealized appreciation (depreciation)
of investments	(1)	(3)	(1,115)	(40,362)
Net increase (decrease) in net assets from operations	2	(2)	(1,668)	(40,092)
Changes from principal transactions:
Total unit transactions	47	10	(1,550)	(4,401)
Increase (decrease) in net assets derived from
principal transactions	47	10	(1,550)	(4,401)
Total increase (decrease) in net assets	49	8	(3,218)	(44,493)
Net assets at December 31, 2011	400	46	9,736	235,342

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	1	78	2,371
Total realized gain (loss) on investments
and capital gains distributions	2	1	(1,099)	(3,415)
Net unrealized appreciation (depreciation)
of investments	53	8	2,429	43,042
Net increase (decrease) in net assets from operations	59	10	1,408	41,998
Changes from principal transactions:
Total unit transactions	32	42	(2,394)	(8,726)
Increase (decrease) in net assets derived from
principal transactions	32	42	(2,394)	(8,726)
Total increase (decrease) in net assets	91	52	(986)	33,272
Net assets at December 31, 2012	$ 491	$ 98	$ 8,750	$ 268,614

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Fidelity®
	Advisor New	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Insights Fund -	Equity-Income	Growth	High Income
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2011	$ 38	$ 280,318	$ 225,726	$ 9,957

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	4,040	(1,406)	570
Total realized gain (loss) on investments
and capital gains distributions	3	(1,850)	(810)	661
Net unrealized appreciation (depreciation)
of investments	(10)	(1,848)	590	(938)
Net increase (decrease) in net assets from operations	(9)	342	(1,626)	293
Changes from principal transactions:
Total unit transactions	230	(24,381)	(9,588)	(521)
Increase (decrease) in net assets derived from
principal transactions	230	(24,381)	(9,588)	(521)
Total increase (decrease) in net assets	221	(24,039)	(11,214)	(228)
Net assets at December 31, 2011	259	256,279	214,512	9,729

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	5,496	(877)	562
Total realized gain (loss) on investments
and capital gains distributions	7	10,716	2,742	378
Net unrealized appreciation (depreciation)
of investments	41	23,385	26,800	392
Net increase (decrease) in net assets from operations	43	39,597	28,665	1,332
Changes from principal transactions:
Total unit transactions	163	(31,324)	(18,100)	1,106
Increase (decrease) in net assets derived from
principal transactions	163	(31,324)	(18,100)	1,106
Total increase (decrease) in net assets	206	8,273	10,565	2,438
Net assets at December 31, 2012	$ 465	$ 264,552	$ 225,077	$ 12,167

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Overseas	Contrafund®	Index 500	Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2011	$ 36,340	$ 1,058,819	$ 106,249	$ 20,531

Increase (decrease) in net assets
Operations:
Net investment income (loss)	141	1,088	1,014	51
Total realized gain (loss) on investments
and capital gains distributions	(1,817)	18,147	2,918	(131)
Net unrealized appreciation (depreciation)
of investments	(4,674)	(53,776)	(2,840)	(2,083)
Net increase (decrease) in net assets from operations	(6,350)	(34,541)	1,092	(2,163)
Changes from principal transactions:
Total unit transactions	(2,005)	(35,947)	(3,999)	(258)
Increase (decrease) in net assets derived from
principal transactions	(2,005)	(35,947)	(3,999)	(258)
Total increase (decrease) in net assets	(8,355)	(70,488)	(2,907)	(2,421)
Net assets at December 31, 2011	27,985	988,331	103,342	18,110

Increase (decrease) in net assets
Operations:
Net investment income (loss)	276	4,722	1,184	127
Total realized gain (loss) on investments
and capital gains distributions	(2,636)	10,447	3,514	1,280
Net unrealized appreciation (depreciation)
of investments	7,492	134,125	10,383	1,266
Net increase (decrease) in net assets from operations	5,132	149,294	15,081	2,673
Changes from principal transactions:
Total unit transactions	(3,738)	(52,156)	(2,664)	(184)
Increase (decrease) in net assets derived from
principal transactions	(3,738)	(52,156)	(2,664)	(184)
Total increase (decrease) in net assets	1,394	97,138	12,417	2,489
Net assets at December 31, 2012	$ 29,379	$ 1,085,469	$ 115,759	$ 20,599

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Fidelity® VIP
	Asset		Franklin Small-	Franklin Small
	ManagerSM	Mutual Global	Mid Cap	Cap Value
	Portfolio -	Discovery	Growth Fund -	Securities
	Initial Class	Fund - Class R	Class A	Fund - Class 2
Net assets at January 1, 2011	$ 22,008	$ 3,888	$ 681	$ 119,932

Increase (decrease) in net assets
Operations:
Net investment income (loss)	215	21	(6)	(186)
Total realized gain (loss) on investments
and capital gains distributions	160	(115)	37	(1,827)
Net unrealized appreciation (depreciation)
of investments	(1,133)	(56)	(68)	(3,581)
Net increase (decrease) in net assets from operations	(758)	(150)	(37)	(5,594)
Changes from principal transactions:
Total unit transactions	(406)	(938)	29	(5,190)
Increase (decrease) in net assets derived from
principal transactions	(406)	(938)	29	(5,190)
Total increase (decrease) in net assets	(1,164)	(1,088)	(8)	(10,784)
Net assets at December 31, 2011	20,844	2,800	673	109,148

Increase (decrease) in net assets
Operations:
Net investment income (loss)	111	18	(4)	(88)
Total realized gain (loss) on investments
and capital gains distributions	243	350	108	(2,989)
Net unrealized appreciation (depreciation)
of investments	1,971	(55)	(28)	20,357
Net increase (decrease) in net assets from operations	2,325	313	76	17,280
Changes from principal transactions:
Total unit transactions	(577)	(694)	(196)	(16,316)
Increase (decrease) in net assets derived from
principal transactions	(577)	(694)	(196)	(16,316)
Total increase (decrease) in net assets	1,748	(381)	(120)	964
Net assets at December 31, 2012	$ 22,592	$ 2,419	$ 553	$ 110,112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			The Growth	The Growth
	Fundamental	Fundamental	Fund of	Fund of
	InvestorsSM,	InvestorsSM,	America® -	America® -
	Inc. - Class R-3	Inc. - Class R-4	Class R-3	Class R-4
Net assets at January 1, 2011	$ 793	$ 31,928	$ 17,580	$ 313,633

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	245	(47)	(819)
Total realized gain (loss) on investments
and capital gains distributions	19	698	(448)	3,976
Net unrealized appreciation (depreciation)
of investments	(53)	(1,960)	(440)	(20,172)
Net increase (decrease) in net assets from operations	(26)	(1,017)	(935)	(17,015)
Changes from principal transactions:
Total unit transactions	326	1,440	(2,280)	(24,918)
Increase (decrease) in net assets derived from
principal transactions	326	1,440	(2,280)	(24,918)
Total increase (decrease) in net assets	300	423	(3,215)	(41,933)
Net assets at December 31, 2011	1,093	32,351	14,365	271,700

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	135	(28)	(491)
Total realized gain (loss) on investments
and capital gains distributions	55	1,817	(191)	2,413
Net unrealized appreciation (depreciation)
of investments	117	3,203	2,681	48,646
Net increase (decrease) in net assets from operations	178	5,155	2,462	50,568
Changes from principal transactions:
Total unit transactions	(68)	(222)	(4,454)	(35,110)
Increase (decrease) in net assets derived from
principal transactions	(68)	(222)	(4,454)	(35,110)
Total increase (decrease) in net assets	110	4,933	(1,992)	15,458
Net assets at December 31, 2012	$ 1,203	$ 37,284	$ 12,373	$ 287,158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	The Hartford	The Hartford	The Income
	Capital	Dividend and	Fund of	ING Balanced
	Appreciation	Growth Fund -	America® -	Portfolio -
	Fund - Class R4	Class R4	Class R-3	Class I
Net assets at January 1, 2011	$ 190	$ 46	$ 1,942	$ 347,585

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	60	5,494
Total realized gain (loss) on investments
and capital gains distributions	(11)	4	(28)	(5,218)
Net unrealized appreciation (depreciation)
of investments	(37)	(1)	58	(7,468)
Net increase (decrease) in net assets from operations	(46)	3	90	(7,192)
Changes from principal transactions:
Total unit transactions	29	(21)	89	(41,132)
Increase (decrease) in net assets derived from
principal transactions	29	(21)	89	(41,132)
Total increase (decrease) in net assets	(17)	(18)	179	(48,324)
Net assets at December 31, 2011	173	28	2,121	299,261

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	55	6,116
Total realized gain (loss) on investments
and capital gains distributions	(7)	6	104	658
Net unrealized appreciation (depreciation)
of investments	40	1	53	28,971
Net increase (decrease) in net assets from operations	33	9	212	35,745
Changes from principal transactions:
Total unit transactions	(47)	224	(348)	(29,746)
Increase (decrease) in net assets derived from
principal transactions	(47)	224	(348)	(29,746)
Total increase (decrease) in net assets	(14)	233	(136)	5,999
Net assets at December 31, 2012	$ 159	$ 261	$ 1,985	$ 305,260

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Growth		ING Value	ING GNMA
	Opportunities	ING Real Estate	Choice Fund -	Income Fund -
	Fund - Class A	Fund - Class A	Class A	Class A
Net assets at January 1, 2011	$ -	$ 1,971	$ -	$ 4,750

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	29	-	151
Total realized gain (loss) on investments
and capital gains distributions	-	(24)	-	51
Net unrealized appreciation (depreciation)
of investments	-	188	-	93
Net increase (decrease) in net assets from operations	-	193	-	295
Changes from principal transactions:
Total unit transactions	-	(66)	3	(208)
Increase (decrease) in net assets derived from
principal transactions	-	(66)	3	(208)
Total increase (decrease) in net assets	-	127	3	87
Net assets at December 31, 2011	-	2,098	3	4,837

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	34	-	131
Total realized gain (loss) on investments
and capital gains distributions	-	310	-	105
Net unrealized appreciation (depreciation)
of investments	-	(47)	-	(133)
Net increase (decrease) in net assets from operations	-	297	-	103
Changes from principal transactions:
Total unit transactions	63	(441)	1	(484)
Increase (decrease) in net assets derived from
principal transactions	63	(441)	1	(484)
Total increase (decrease) in net assets	63	(144)	1	(381)
Net assets at December 31, 2012	$ 63	$ 1,954	$ 4	$ 4,456

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING	ING	ING	ING Artio
	Intermediate	Intermediate	Intermediate	Foreign
	Bond Fund -	Bond Portfolio -	Bond Portfolio -	Portfolio -
	Class A	Class I	Class S	Service Class
Net assets at January 1, 2011	$ 4,053	$ 383,698	$ 511	$ 32,588

Increase (decrease) in net assets
Operations:
Net investment income (loss)	136	13,746	37	234
Total realized gain (loss) on investments
and capital gains distributions	(75)	(5,443)	(1)	(4,044)
Net unrealized appreciation (depreciation)
of investments	183	15,698	4	(2,699)
Net increase (decrease) in net assets from operations	244	24,001	40	(6,509)
Changes from principal transactions:
Total unit transactions	(941)	(20,766)	371	(4,798)
Increase (decrease) in net assets derived from
principal transactions	(941)	(20,766)	371	(4,798)
Total increase (decrease) in net assets	(697)	3,235	411	(11,307)
Net assets at December 31, 2011	3,356	386,933	922	21,281

Increase (decrease) in net assets
Operations:
Net investment income (loss)	130	14,612	46	152
Total realized gain (loss) on investments
and capital gains distributions	149	(1,690)	5	(11,817)
Net unrealized appreciation (depreciation)
of investments	(27)	19,014	34	12,181
Net increase (decrease) in net assets from operations	252	31,936	85	516
Changes from principal transactions:
Total unit transactions	(358)	(10,406)	195	(21,797)
Increase (decrease) in net assets derived from
principal transactions	(358)	(10,406)	195	(21,797)
Total increase (decrease) in net assets	(106)	21,530	280	(21,281)
Net assets at December 31, 2012	$ 3,250	$ 408,463	$ 1,202	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING BlackRock
	ING BlackRock	ING BlackRock	Large Cap	ING BlackRock
	Health Sciences	Inflation	Growth	Large Cap
	Opportunities Protected Bond		Portfolio -	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ 10,075	$ -	$ 84,717	$ 196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	-	(376)	-
Total realized gain (loss) on investments
and capital gains distributions	(154)	-	(3,154)	15
Net unrealized appreciation (depreciation)
of investments	371	-	1,013	(63)
Net increase (decrease) in net assets from operations	185	-	(2,517)	(48)
Changes from principal transactions:
Total unit transactions	1,034	74	(175)	403
Increase (decrease) in net assets derived from
principal transactions	1,034	74	(175)	403
Total increase (decrease) in net assets	1,219	74	(2,692)	355
Net assets at December 31, 2011	11,294	74	82,025	551

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	-	(270)	-
Total realized gain (loss) on investments
and capital gains distributions	659	4	(1,914)	1
Net unrealized appreciation (depreciation)
of investments	1,411	(1)	13,222	72
Net increase (decrease) in net assets from operations	2,055	3	11,038	73
Changes from principal transactions:
Total unit transactions	1,120	20	(7,134)	(122)
Increase (decrease) in net assets derived from
principal transactions	1,120	20	(7,134)	(122)
Total increase (decrease) in net assets	3,175	23	3,904	(49)
Net assets at December 31, 2012	$ 14,469	$ 97	$ 85,929	$ 502

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING Clarion
	ING BlackRock	ING Clarion	Global Real
	Large Cap	Global Real	Estate	ING Clarion
	Growth	Estate	Portfolio -	Real Estate
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service 2 Class	Adviser Class	Class	Adviser Class
Net assets at January 1, 2011	$ 220	$ -	$ 59,612	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	1,668	-
Total realized gain (loss) on investments
and capital gains distributions	17	-	(638)	-
Net unrealized appreciation (depreciation)
of investments	(22)	-	(4,725)	1
Net increase (decrease) in net assets from operations	(5)	-	(3,695)	1
Changes from principal transactions:
Total unit transactions	46	2	(356)	17
Increase (decrease) in net assets derived from
principal transactions	46	2	(356)	17
Total increase (decrease) in net assets	41	2	(4,051)	18
Net assets at December 31, 2011	261	2	55,561	18

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(57)	-
Total realized gain (loss) on investments
and capital gains distributions	12	-	(3)	-
Net unrealized appreciation (depreciation)
of investments	24	1	14,659	3
Net increase (decrease) in net assets from operations	36	1	14,599	3
Changes from principal transactions:
Total unit transactions	(3)	4	7,650	20
Increase (decrease) in net assets derived from
principal transactions	(3)	4	7,650	20
Total increase (decrease) in net assets	33	5	22,249	23
Net assets at December 31, 2012	$ 294	$ 7	$ 77,810	$ 41

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Clarion		ING FMRSM
	Real Estate	ING Clarion	Diversified Mid	ING FMRSM
	Portfolio -	Real Estate	Cap Portfolio -	Diversified Mid
	Institutional	Portfolio -	Institutional	Cap Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2011	$ 1,924	$ 41,259	$ -	$ 64,558

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	218	-	(427)
Total realized gain (loss) on investments
and capital gains distributions	8	(2,248)	-	560
Net unrealized appreciation (depreciation)
of investments	(32)	5,563	-	(8,253)
Net increase (decrease) in net assets from operations	1	3,533	-	(8,120)
Changes from principal transactions:
Total unit transactions	232	3,217	-	7,660
Increase (decrease) in net assets derived from
principal transactions	232	3,217	-	7,660
Total increase (decrease) in net assets	233	6,750	-	(460)
Net assets at December 31, 2011	2,157	48,009	-	64,098

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	68	203	(241)
Total realized gain (loss) on investments
and capital gains distributions	83	1,460	9	6,808
Net unrealized appreciation (depreciation)
of investments	228	5,407	747	1,405
Net increase (decrease) in net assets from operations	317	6,935	959	7,972
Changes from principal transactions:
Total unit transactions	(171)	(560)	26,785	(23,579)
Increase (decrease) in net assets derived from
principal transactions	(171)	(560)	26,785	(23,579)
Total increase (decrease) in net assets	146	6,375	27,744	(15,607)
Net assets at December 31, 2012	$ 2,303	$ 54,384	$ 27,744	$ 48,491

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING Global
	ING FMRSM	ING Global	Resources	ING Global
	Diversified Mid	Resources	Portfolio -	Resources
	Cap Portfolio -	Portfolio -	Institutional	Portfolio -
	Service 2 Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ -	$ -	$ 33	$ 133,413

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(586)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	(2,422)
Net unrealized appreciation (depreciation)
of investments	(2)	-	(3)	(11,822)
Net increase (decrease) in net assets from operations	(2)	-	(3)	(14,830)
Changes from principal transactions:
Total unit transactions	14	2	-	3,708
Increase (decrease) in net assets derived from
principal transactions	14	2	-	3,708
Total increase (decrease) in net assets	12	2	(3)	(11,122)
Net assets at December 31, 2011	12	2	30	122,291

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(243)
Total realized gain (loss) on investments
and capital gains distributions	-	-	(1)	(7,450)
Net unrealized appreciation (depreciation)
of investments	2	-	-	3,008
Net increase (decrease) in net assets from operations	2	-	(1)	(4,685)
Changes from principal transactions:
Total unit transactions	(6)	-	(3)	(15,872)
Increase (decrease) in net assets derived from
principal transactions	(6)	-	(3)	(15,872)
Total increase (decrease) in net assets	(4)	-	(4)	(20,557)
Net assets at December 31, 2012	$ 8	$ 2	$ 26	$ 101,734

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING Invesco
	Van Kampen	ING Invesco		ING JPMorgan
	Growth and	Van Kampen	ING JPMorgan	Emerging
	Income	Growth and	Emerging	Markets Equity
	Portfolio -	Income	Markets Equity	Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional
	Class	Service Class	Adviser Class	Class
Net assets at January 1, 2011	$ -	$ 21,766	$ 405	$ 40,548

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	76	2	46
Total realized gain (loss) on investments
and capital gains distributions	-	(1,313)	20	161
Net unrealized appreciation (depreciation)
of investments	-	746	(91)	(7,213)
Net increase (decrease) in net assets from operations	-	(491)	(69)	(7,006)
Changes from principal transactions:
Total unit transactions	-	(1,374)	(50)	(4,640)
Increase (decrease) in net assets derived from
principal transactions	-	(1,374)	(50)	(4,640)
Total increase (decrease) in net assets	-	(1,865)	(119)	(11,646)
Net assets at December 31, 2011	-	19,901	286	28,902

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	246	(1)	(318)
Total realized gain (loss) on investments
and capital gains distributions	3	1,289	1	(562)
Net unrealized appreciation (depreciation)
of investments	195	1,128	54	5,934
Net increase (decrease) in net assets from operations	189	2,663	54	5,054
Changes from principal transactions:
Total unit transactions	6,379	(4,723)	(33)	(1,485)
Increase (decrease) in net assets derived from
principal transactions	6,379	(4,723)	(33)	(1,485)
Total increase (decrease) in net assets	6,568	(2,060)	21	3,569
Net assets at December 31, 2012	$ 6,568	$ 17,841	$ 307	$ 32,471

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING JPMorgan
	ING JPMorgan	ING JPMorgan	Small Cap Core	ING JPMorgan
	Emerging	Small Cap Core	Equity	Small Cap Core
	Markets Equity	Equity	Portfolio -	Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ 33,720	$ -	$ -	$ 6,554

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	-	-	(33)
Total realized gain (loss) on investments
and capital gains distributions	(611)	-	-	87
Net unrealized appreciation (depreciation)
of investments	(5,305)	1	-	(223)
Net increase (decrease) in net assets from operations	(5,966)	1	-	(169)
Changes from principal transactions:
Total unit transactions	(3,860)	8	-	2,329
Increase (decrease) in net assets derived from
principal transactions	(3,860)	8	-	2,329
Total increase (decrease) in net assets	(9,826)	9	-	2,160
Net assets at December 31, 2011	23,894	9	-	8,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(264)	-	(12)	(58)
Total realized gain (loss) on investments
and capital gains distributions	(448)	-	10	2,108
Net unrealized appreciation (depreciation)
of investments	4,740	2	360	(410)
Net increase (decrease) in net assets from operations	4,028	2	358	1,640
Changes from principal transactions:
Total unit transactions	(1,613)	5	8,655	(1,952)
Increase (decrease) in net assets derived from
principal transactions	(1,613)	5	8,655	(1,952)
Total increase (decrease) in net assets	2,415	7	9,013	(312)
Net assets at December 31, 2012	$ 26,309	$ 16	$ 9,013	$ 8,402

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Large Cap
	ING Large Cap	Growth	ING Large Cap	ING Large Cap
	Growth	Portfolio -	Growth	Value Portfolio -
	Portfolio -	Institutional	Portfolio -	Institutional
	Adviser Class	Class	Service Class	Class
Net assets at January 1, 2011	$ -	$ -	$ 3,252	$ 137,628

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(799)	(3)	261
Total realized gain (loss) on investments
and capital gains distributions	7	8,067	397	(4,607)
Net unrealized appreciation (depreciation)
of investments	(7)	(6,976)	(374)	8,059
Net increase (decrease) in net assets from operations	-	292	20	3,713
Changes from principal transactions:
Total unit transactions	113	132,730	(3,006)	70,971
Increase (decrease) in net assets derived from
principal transactions	113	132,730	(3,006)	70,971
Total increase (decrease) in net assets	113	133,022	(2,986)	74,684
Net assets at December 31, 2011	113	133,022	266	212,312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(646)	(1)	3,471
Total realized gain (loss) on investments
and capital gains distributions	1	1,995	9	(1,938)
Net unrealized appreciation (depreciation)
of investments	18	22,687	28	26,310
Net increase (decrease) in net assets from operations	19	24,036	36	27,843
Changes from principal transactions:
Total unit transactions	23	36,282	36	(22,790)
Increase (decrease) in net assets derived from
principal transactions	23	36,282	36	(22,790)
Total increase (decrease) in net assets	42	60,318	72	5,053
Net assets at December 31, 2012	$ 155	$ 193,340	$ 338	$ 217,365

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING Marsico
		ING Limited	Growth	ING Marsico
	ING Large Cap	Maturity Bond	Portfolio -	Growth
	Value Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ 3	$ -	$ 9,178	$ 522

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	-	(44)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(2)	-	(27)	10
Net unrealized appreciation (depreciation)
of investments	4	-	(157)	(20)
Net increase (decrease) in net assets from operations	6	-	(228)	(12)
Changes from principal transactions:
Total unit transactions	812	-	(151)	60
Increase (decrease) in net assets derived from
principal transactions	812	-	(151)	60
Total increase (decrease) in net assets	818	-	(379)	48
Net assets at December 31, 2011	821	-	8,799	570

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	-	(30)	(1)
Total realized gain (loss) on investments
and capital gains distributions	19	-	333	116
Net unrealized appreciation (depreciation)
of investments	65	-	726	(41)
Net increase (decrease) in net assets from operations	98	-	1,029	74
Changes from principal transactions:
Total unit transactions	(211)	17	(115)	(547)
Increase (decrease) in net assets derived from
principal transactions	(211)	17	(115)	(547)
Total increase (decrease) in net assets	(113)	17	914	(473)
Net assets at December 31, 2012	$ 708	$ 17	$ 9,713	$ 97

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING MFS Total
	ING MFS Total	Return	ING MFS Total	ING MFS
	Return	Portfolio -	Return	Utilities
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Service Class
Net assets at January 1, 2011	$ 1,070	$ 60,109	$ 25,934	$ 37,746

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	986	352	1,076
Total realized gain (loss) on investments
and capital gains distributions	(22)	(1,658)	(606)	(916)
Net unrealized appreciation (depreciation)
of investments	4	1,199	399	1,806
Net increase (decrease) in net assets from operations	6	527	145	1,966
Changes from principal transactions:
Total unit transactions	44	(5,032)	(1,193)	2,837
Increase (decrease) in net assets derived from
principal transactions	44	(5,032)	(1,193)	2,837
Total increase (decrease) in net assets	50	(4,505)	(1,048)	4,803
Net assets at December 31, 2011	1,120	55,604	24,886	42,549

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	946	360	972
Total realized gain (loss) on investments
and capital gains distributions	9	(1,062)	(436)	(1,005)
Net unrealized appreciation (depreciation)
of investments	82	5,694	2,548	5,203
Net increase (decrease) in net assets from operations	112	5,578	2,472	5,170
Changes from principal transactions:
Total unit transactions	(93)	(5,080)	(1,679)	(2,159)
Increase (decrease) in net assets derived from
principal transactions	(93)	(5,080)	(1,679)	(2,159)
Total increase (decrease) in net assets	19	498	793	3,011
Net assets at December 31, 2012	$ 1,139	$ 56,102	$ 25,679	$ 45,560

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Morgan		ING PIMCO
	Stanley Global	ING PIMCO	High Yield	ING PIMCO
	Franchise	High Yield	Portfolio -	High Yield
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Adviser Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ -	$ -	$ 6,858	$ 20,723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	580	1,363
Total realized gain (loss) on investments
and capital gains distributions	-	-	129	1,382
Net unrealized appreciation (depreciation)
of investments	1	-	(438)	(2,027)
Net increase (decrease) in net assets from operations	1	1	271	718
Changes from principal transactions:
Total unit transactions	14	28	2,971	2,166
Increase (decrease) in net assets derived from
principal transactions	14	28	2,971	2,166
Total increase (decrease) in net assets	15	29	3,242	2,884
Net assets at December 31, 2011	15	29	10,100	23,607

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	2	910	1,628
Total realized gain (loss) on investments
and capital gains distributions	1	1	103	1,219
Net unrealized appreciation (depreciation)
of investments	1	2	993	740
Net increase (decrease) in net assets from operations	3	5	2,006	3,587
Changes from principal transactions:
Total unit transactions	13	17	16,552	3,655
Increase (decrease) in net assets derived from
principal transactions	13	17	16,552	3,655
Total increase (decrease) in net assets	16	22	18,558	7,242
Net assets at December 31, 2012	$ 31	$ 51	$ 28,658	$ 30,849

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Pioneer
	ING Pioneer		ING Pioneer	Mid Cap Value
	Fund Portfolio -	ING Pioneer	Mid Cap Value	Portfolio -
	Institutional	Fund Portfolio -	Portfolio -	Institutional
	Class	Service Class	Adviser Class	Class
Net assets at January 1, 2011	$ 20,602	$ 473	$ -	$ 93,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	186	1	-	548
Total realized gain (loss) on investments
and capital gains distributions	(427)	50	-	(2,171)
Net unrealized appreciation (depreciation)
of investments	(844)	(90)	-	(3,502)
Net increase (decrease) in net assets from operations	(1,085)	(39)	-	(5,125)
Changes from principal transactions:
Total unit transactions	244	(163)	-	(7,881)
Increase (decrease) in net assets derived from
principal transactions	244	(163)	-	(7,881)
Total increase (decrease) in net assets	(841)	(202)	-	(13,006)
Net assets at December 31, 2011	19,761	271	-	80,950

Increase (decrease) in net assets
Operations:
Net investment income (loss)	160	1	-	163
Total realized gain (loss) on investments
and capital gains distributions	(656)	12	-	(2,119)
Net unrealized appreciation (depreciation)
of investments	2,289	10	1	9,869
Net increase (decrease) in net assets from operations	1,793	23	1	7,913
Changes from principal transactions:
Total unit transactions	(1,923)	(21)	22	(12,837)
Increase (decrease) in net assets derived from
principal transactions	(1,923)	(21)	22	(12,837)
Total increase (decrease) in net assets	(130)	2	23	(4,924)
Net assets at December 31, 2012	$ 19,631	$ 273	$ 23	$ 76,026

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING T. Rowe
		ING T. Rowe	Price Capital	ING T. Rowe
	ING Pioneer	Price Capital	Appreciation	Price Capital
	Mid Cap Value	Appreciation	Portfolio -	Appreciation
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2011	$ 390	$ -	$ -	$ 352,842

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	-	4,088
Total realized gain (loss) on investments
and capital gains distributions	4	(2)	-	(1,771)
Net unrealized appreciation (depreciation)
of investments	(34)	(5)	-	4,615
Net increase (decrease) in net assets from operations	(28)	(5)	-	6,932
Changes from principal transactions:
Total unit transactions	(3)	151	-	36,323
Increase (decrease) in net assets derived from
principal transactions	(3)	151	-	36,323
Total increase (decrease) in net assets	(31)	146	-	43,255
Net assets at December 31, 2011	359	146	-	396,097

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	1,564	2,330
Total realized gain (loss) on investments
and capital gains distributions	44	5	67	6,039
Net unrealized appreciation (depreciation)
of investments	(12)	15	2,037	43,843
Net increase (decrease) in net assets from operations	32	22	3,668	52,212
Changes from principal transactions:
Total unit transactions	(13)	27	108,746	(70,561)
Increase (decrease) in net assets derived from
principal transactions	(13)	27	108,746	(70,561)
Total increase (decrease) in net assets	19	49	112,414	(18,349)
Net assets at December 31, 2012	$ 378	$ 195	$ 112,414	$ 377,748

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Equity	Price Equity	Price	Price
	Income	Income	International	International
	Portfolio -	Portfolio -	Stock Portfolio -	Stock Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2011	$ 1,354	$ 106,214	$ 81	$ 8,102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	1,247	3	197
Total realized gain (loss) on investments
and capital gains distributions	(43)	(2,334)	-	(539)
Net unrealized appreciation (depreciation)
of investments	(5)	(563)	(16)	(697)
Net increase (decrease) in net assets from operations	(27)	(1,650)	(13)	(1,039)
Changes from principal transactions:
Total unit transactions	120	(4,394)	15	(191)
Increase (decrease) in net assets derived from
principal transactions	120	(4,394)	15	(191)
Total increase (decrease) in net assets	93	(6,044)	2	(1,230)
Net assets at December 31, 2011	1,447	100,170	83	6,872

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	1,250	-	(50)
Total realized gain (loss) on investments
and capital gains distributions	(13)	(4,005)	-	(186)
Net unrealized appreciation (depreciation)
of investments	229	18,433	14	1,417
Net increase (decrease) in net assets from operations	237	15,678	14	1,181
Changes from principal transactions:
Total unit transactions	(46)	(11,280)	5	(499)
Increase (decrease) in net assets derived from
principal transactions	(46)	(11,280)	5	(499)
Total increase (decrease) in net assets	191	4,398	19	682
Net assets at December 31, 2012	$ 1,638	$ 104,568	$ 102	$ 7,554

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING Templeton
	Global Growth	ING Templeton	ING U.S. Stock	ING Money
	Portfolio -	Global Growth	Index Portfolio -	Market
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Class I
Net assets at January 1, 2011	$ 735	$ 3,693	$ 6,021	$ 342,560

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	26	128	(2,702)
Total realized gain (loss) on investments
and capital gains distributions	(39)	(194)	262	57
Net unrealized appreciation (depreciation)
of investments	(15)	(177)	(303)	-
Net increase (decrease) in net assets from operations	(47)	(345)	87	(2,645)
Changes from principal transactions:
Total unit transactions	21	477	762	1,989
Increase (decrease) in net assets derived from
principal transactions	21	477	762	1,989
Total increase (decrease) in net assets	(26)	132	849	(656)
Net assets at December 31, 2011	709	3,825	6,870	341,904

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	34	135	(2,376)
Total realized gain (loss) on investments
and capital gains distributions	(24)	180	81	1
Net unrealized appreciation (depreciation)
of investments	153	564	866	-
Net increase (decrease) in net assets from operations	138	778	1,082	(2,375)
Changes from principal transactions:
Total unit transactions	(6)	220	(52)	(44,242)
Increase (decrease) in net assets derived from
principal transactions	(6)	220	(52)	(44,242)
Total increase (decrease) in net assets	132	998	1,030	(46,617)
Net assets at December 31, 2012	$ 841	$ 4,823	$ 7,900	$ 295,287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING		ING American
		International	ING	Century Small-
	ING Global	Capital	International	Mid Cap Value
	Real Estate	Appreciation	SmallCap	Portfolio -
	Fund - Class A	Fund - Class I	Fund - Class A	Adviser Class
Net assets at January 1, 2011	$ 48	$ 11	$ 1,766	$ 76

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	17	1
Total realized gain (loss) on investments
and capital gains distributions	-	2	(116)	1
Net unrealized appreciation (depreciation)
of investments	(6)	(2)	(150)	(7)
Net increase (decrease) in net assets from operations	(4)	-	(249)	(5)
Changes from principal transactions:
Total unit transactions	19	(9)	(383)	39
Increase (decrease) in net assets derived from
principal transactions	19	(9)	(383)	39
Total increase (decrease) in net assets	15	(9)	(632)	34
Net assets at December 31, 2011	63	2	1,134	110

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	5	1
Total realized gain (loss) on investments
and capital gains distributions	1	-	113	12
Net unrealized appreciation (depreciation)
of investments	13	-	(49)	4
Net increase (decrease) in net assets from operations	17	-	69	17
Changes from principal transactions:
Total unit transactions	12	(2)	(785)	(8)
Increase (decrease) in net assets derived from
principal transactions	12	(2)	(785)	(8)
Total increase (decrease) in net assets	29	(2)	(716)	9
Net assets at December 31, 2012	$ 92	$ -	$ 418	$ 119

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING American	ING American
	Century Small-	Century Small-	ING Baron	ING Baron
	Mid Cap Value	Mid Cap Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2011	$ -	$ 45,970	$ 1,247	$ 122,371

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	147	(4)	(1,037)
Total realized gain (loss) on investments
and capital gains distributions	-	(248)	15	3,341
Net unrealized appreciation (depreciation)
of investments	-	(1,622)	5	(906)
Net increase (decrease) in net assets from operations	-	(1,723)	16	1,398
Changes from principal transactions:
Total unit transactions	5	(241)	(30)	(2,162)
Increase (decrease) in net assets derived from
principal transactions	5	(241)	(30)	(2,162)
Total increase (decrease) in net assets	5	(1,964)	(14)	(764)
Net assets at December 31, 2011	5	44,006	1,233	121,607

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	198	(5)	(1,054)
Total realized gain (loss) on investments
and capital gains distributions	12	3,584	31	5,569
Net unrealized appreciation (depreciation)
of investments	494	2,675	204	17,045
Net increase (decrease) in net assets from operations	494	6,457	230	21,560
Changes from principal transactions:
Total unit transactions	9,529	(6,823)	(44)	(13,596)
Increase (decrease) in net assets derived from
principal transactions	9,529	(6,823)	(44)	(13,596)
Total increase (decrease) in net assets	10,023	(366)	186	7,964
Net assets at December 31, 2012	$ 10,028	$ 43,640	$ 1,419	$ 129,571

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Columbia	ING Columbia
	Small Cap	Small Cap	ING Davis New	ING Fidelity®
	Value II	Value II	York Venture	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class
Net assets at January 1, 2011	$ 26	$ 2,367	$ 14,440	$ 14,099

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(17)	5	(44)
Total realized gain (loss) on investments
and capital gains distributions	11	362	(365)	(520)
Net unrealized appreciation (depreciation)
of investments	(32)	(528)	(397)	(891)
Net increase (decrease) in net assets from operations	(21)	(183)	(757)	(1,455)
Changes from principal transactions:
Total unit transactions	229	909	(1,768)	(4,674)
Increase (decrease) in net assets derived from
principal transactions	229	909	(1,768)	(4,674)
Total increase (decrease) in net assets	208	726	(2,525)	(6,129)
Net assets at December 31, 2011	234	3,093	11,915	7,970

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(23)	(82)	(31)
Total realized gain (loss) on investments
and capital gains distributions	-	129	(213)	1,149
Net unrealized appreciation (depreciation)
of investments	33	301	1,621	(192)
Net increase (decrease) in net assets from operations	33	407	1,326	926
Changes from principal transactions:
Total unit transactions	12	(208)	(1,144)	(4,353)
Increase (decrease) in net assets derived from
principal transactions	12	(208)	(1,144)	(4,353)
Total increase (decrease) in net assets	45	199	182	(3,427)
Net assets at December 31, 2012	$ 279	$ 3,292	$ 12,097	$ 4,543

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING Growth
	ING Global	ING Global	ING Global	and Income
	Bond Portfolio -	Bond Portfolio -	Bond Portfolio -	Core Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2011	$ 471	$ 154,688	$ 1,077	$ 383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	10,292	100	1
Total realized gain (loss) on investments
and capital gains distributions	14	3,762	119	(4)
Net unrealized appreciation (depreciation)
of investments	(33)	(9,911)	(194)	(106)
Net increase (decrease) in net assets from operations	12	4,143	25	(109)
Changes from principal transactions:
Total unit transactions	(70)	(3,294)	(211)	340
Increase (decrease) in net assets derived from
principal transactions	(70)	(3,294)	(211)	340
Total increase (decrease) in net assets	(58)	849	(186)	231
Net assets at December 31, 2011	413	155,537	891	614

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	8,003	58	(2)
Total realized gain (loss) on investments
and capital gains distributions	7	2,504	(16)	(11)
Net unrealized appreciation (depreciation)
of investments	(1)	(218)	30	64
Net increase (decrease) in net assets from operations	28	10,289	72	51
Changes from principal transactions:
Total unit transactions	(53)	(14,428)	338	(38)
Increase (decrease) in net assets derived from
principal transactions	(53)	(14,428)	338	(38)
Total increase (decrease) in net assets	(25)	(4,139)	410	13
Net assets at December 31, 2012	$ 388	$ 151,398	$ 1,301	$ 627

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Growth	ING Index	ING Index	ING Index
	and Income	Solution 2015	Solution 2015	Solution 2015
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 93,417	$ -	$ 55	$ 687

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(248)	-	2	10
Total realized gain (loss) on investments
and capital gains distributions	402	-	5	28
Net unrealized appreciation (depreciation)
of investments	(13,250)	-	5	(42)
Net increase (decrease) in net assets from operations	(13,096)	-	12	(4)
Changes from principal transactions:
Total unit transactions	(4,586)	11	485	115
Increase (decrease) in net assets derived from
principal transactions	(4,586)	11	485	115
Total increase (decrease) in net assets	(17,682)	11	497	111
Net assets at December 31, 2011	75,735	11	552	798

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(455)	1	8	8
Total realized gain (loss) on investments
and capital gains distributions	785	5	19	27
Net unrealized appreciation (depreciation)
of investments	5,513	4	30	38
Net increase (decrease) in net assets from operations	5,843	10	57	73
Changes from principal transactions:
Total unit transactions	(11,204)	249	178	110
Increase (decrease) in net assets derived from
principal transactions	(11,204)	249	178	110
Total increase (decrease) in net assets	(5,361)	259	235	183
Net assets at December 31, 2012	$ 70,374	$ 270	$ 787	$ 981

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2025	Solution 2025	Solution 2025	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service 2 Class	Initial Class
Net assets at January 1, 2011	$ -	$ 28	$ 1,519	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2	17	-
Total realized gain (loss) on investments
and capital gains distributions	-	(2)	90	-
Net unrealized appreciation (depreciation)
of investments	2	(5)	(170)	1
Net increase (decrease) in net assets from operations	2	(5)	(63)	1
Changes from principal transactions:
Total unit transactions	76	26	547	41
Increase (decrease) in net assets derived from
principal transactions	76	26	547	41
Total increase (decrease) in net assets	78	21	484	42
Net assets at December 31, 2011	78	49	2,003	42

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	13	1
Total realized gain (loss) on investments
and capital gains distributions	26	2	63	20
Net unrealized appreciation (depreciation)
of investments	13	5	177	13
Net increase (decrease) in net assets from operations	41	8	253	34
Changes from principal transactions:
Total unit transactions	357	30	307	296
Increase (decrease) in net assets derived from
principal transactions	357	30	307	296
Total increase (decrease) in net assets	398	38	560	330
Net assets at December 31, 2012	$ 476	$ 87	$ 2,563	$ 372

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2035	Solution 2035	Solution 2045	Solution 2045
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 22	$ 1,083	$ -	$ 1

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	9	-	-
Total realized gain (loss) on investments
and capital gains distributions	7	67	-	1
Net unrealized appreciation (depreciation)
of investments	(10)	(151)	-	(2)
Net increase (decrease) in net assets from operations	(2)	(75)	-	(1)
Changes from principal transactions:
Total unit transactions	60	549	17	19
Increase (decrease) in net assets derived from
principal transactions	60	549	17	19
Total increase (decrease) in net assets	58	474	17	18
Net assets at December 31, 2011	80	1,557	17	19

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	6	-	-
Total realized gain (loss) on investments
and capital gains distributions	4	60	2	1
Net unrealized appreciation (depreciation)
of investments	11	155	2	3
Net increase (decrease) in net assets from operations	16	221	4	4
Changes from principal transactions:
Total unit transactions	73	37	27	11
Increase (decrease) in net assets derived from
principal transactions	73	37	27	11
Total increase (decrease) in net assets	89	258	31	15
Net assets at December 31, 2012	$ 169	$ 1,815	$ 48	$ 34

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2045	Solution 2055	Solution 2055	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Initial Class	Service Class	Service 2 Class
Net assets at January 1, 2011	$ 584	$ -	$ 3	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	31	-	-	-
Net unrealized appreciation (depreciation)
of investments	(84)	-	(2)	(4)
Net increase (decrease) in net assets from operations	(50)	-	(2)	(4)
Changes from principal transactions:
Total unit transactions	389	-	63	57
Increase (decrease) in net assets derived from
principal transactions	389	-	63	57
Total increase (decrease) in net assets	339	-	61	53
Net assets at December 31, 2011	923	-	64	53

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	-	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	32	-	-	1
Net unrealized appreciation (depreciation)
of investments	116	1	12	9
Net increase (decrease) in net assets from operations	152	1	11	9
Changes from principal transactions:
Total unit transactions	233	19	127	30
Increase (decrease) in net assets derived from
principal transactions	233	19	127	30
Total increase (decrease) in net assets	385	20	138	39
Net assets at December 31, 2012	$ 1,308	$ 20	$ 202	$ 92

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING Invesco	ING Invesco
	ING Index	ING Index	Van Kampen	Van Kampen
	Solution Income Solution Income		Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Adviser Class	Service Class
Net assets at January 1, 2011	-	$ 160	$ 307	$ 52,549

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	3	3	186
Total realized gain (loss) on investments
and capital gains distributions	(1)	5	(6)	(1,187)
Net unrealized appreciation (depreciation)
of investments	1	(6)	(6)	(596)
Net increase (decrease) in net assets from operations	-	2	(9)	(1,597)
Changes from principal transactions:
Total unit transactions	645	24	(1)	(4,283)
Increase (decrease) in net assets derived from
principal transactions	645	24	(1)	(4,283)
Total increase (decrease) in net assets	645	26	(10)	(5,880)
Net assets at December 31, 2011	645	186	297	46,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	4	2	113
Total realized gain (loss) on investments
and capital gains distributions	24	8	(1)	(827)
Net unrealized appreciation (depreciation)
of investments	15	3	51	8,500
Net increase (decrease) in net assets from operations	51	15	52	7,786
Changes from principal transactions:
Total unit transactions	437	25	(15)	(5,656)
Increase (decrease) in net assets derived from
principal transactions	437	25	(15)	(5,656)
Total increase (decrease) in net assets	488	40	37	2,130
Net assets at December 31, 2012	$ 1,133	$ 226	$ 334	$ 48,799

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Invesco	ING Invesco	ING Invesco
	Van Kampen	Van Kampen	Van Kampen
	Equity and	Equity and	Equity and	ING JPMorgan
	Income	Income	Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2011	$ 523	$ 249,741	$ 214	$ 378

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	3,047	3	1
Total realized gain (loss) on investments
and capital gains distributions	(4)	1,008	-	(3)
Net unrealized appreciation (depreciation)
of investments	(27)	(8,770)	(6)	10
Net increase (decrease) in net assets from operations	(21)	(4,715)	(3)	8
Changes from principal transactions:
Total unit transactions	147	(16,193)	18	(78)
Increase (decrease) in net assets derived from
principal transactions	147	(16,193)	18	(78)
Total increase (decrease) in net assets	126	(20,908)	15	(70)
Net assets at December 31, 2011	649	228,833	229	308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	3,193	2	1
Total realized gain (loss) on investments
and capital gains distributions	-	2,051	2	5
Net unrealized appreciation (depreciation)
of investments	69	20,647	23	52
Net increase (decrease) in net assets from operations	78	25,891	27	58
Changes from principal transactions:
Total unit transactions	(15)	(21,897)	21	(18)
Increase (decrease) in net assets derived from
principal transactions	(15)	(21,897)	21	(18)
Total increase (decrease) in net assets	63	3,994	48	40
Net assets at December 31, 2012	$ 712	$ 232,827	$ 277	$ 348

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			ING	ING
	ING JPMorgan ING JPMorgan Oppenheimer			Oppenheimer
	Mid Cap Value	Mid Cap Value	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ -	$ 30,952	$ 483	$ 591,369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(46)	4	2,744
Total realized gain (loss) on investments
and capital gains distributions	-	(126)	(1)	6,978
Net unrealized appreciation (depreciation)
of investments	-	404	(55)	(59,637)
Net increase (decrease) in net assets from operations	-	232	(52)	(49,915)
Changes from principal transactions:
Total unit transactions	-	(501)	84	(43,005)
Increase (decrease) in net assets derived from
principal transactions	-	(501)	84	(43,005)
Total increase (decrease) in net assets	-	(269)	32	(92,920)
Net assets at December 31, 2011	-	30,683	515	498,449

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(68)	3	1,615
Total realized gain (loss) on investments
and capital gains distributions	-	258	6	7,623
Net unrealized appreciation (depreciation)
of investments	6	5,803	96	87,172
Net increase (decrease) in net assets from operations	13	5,993	105	96,410
Changes from principal transactions:
Total unit transactions	891	3,761	(19)	(54,144)
Increase (decrease) in net assets derived from
principal transactions	891	3,761	(19)	(54,144)
Total increase (decrease) in net assets	904	9,754	86	42,266
Net assets at December 31, 2012	$ 904	$ 40,437	$ 601	$ 540,715

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING
	Oppenheimer	ING PIMCO	ING PIMCO	ING PIMCO
	Global	Total Return	Total Return	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 647	$ 1,991	$ -	$ 227,651

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	58	-	4,628
Total realized gain (loss) on investments
and capital gains distributions	(18)	122	-	9,270
Net unrealized appreciation (depreciation)
of investments	(50)	(125)	1	(8,822)
Net increase (decrease) in net assets from operations	(66)	55	1	5,076
Changes from principal transactions:
Total unit transactions	57	532	77	201
Increase (decrease) in net assets derived from
principal transactions	57	532	77	201
Total increase (decrease) in net assets	(9)	587	78	5,277
Net assets at December 31, 2011	638	2,578	78	232,928

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	69	8	5,206
Total realized gain (loss) on investments
and capital gains distributions	(26)	-	2	28
Net unrealized appreciation (depreciation)
of investments	157	118	1	11,038
Net increase (decrease) in net assets from operations	132	187	11	16,272
Changes from principal transactions:
Total unit transactions	45	(90)	233	6,766
Increase (decrease) in net assets derived from
principal transactions	45	(90)	233	6,766
Total increase (decrease) in net assets	177	97	244	23,038
Net assets at December 31, 2012	$ 815	$ 2,675	$ 322	$ 255,966

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Pioneer	ING Pioneer
	High Yield	High Yield	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 17,901	$ 370	$ 512	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	961	17	17	-
Total realized gain (loss) on investments
and capital gains distributions	1,559	21	1	-
Net unrealized appreciation (depreciation)
of investments	(3,116)	(47)	(18)	-
Net increase (decrease) in net assets from operations	(596)	(9)	-	-
Changes from principal transactions:
Total unit transactions	1,886	32	293	-
Increase (decrease) in net assets derived from
principal transactions	1,886	32	293	-
Total increase (decrease) in net assets	1,290	23	293	-
Net assets at December 31, 2011	19,191	393	805	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,085	21	30	(2)
Total realized gain (loss) on investments
and capital gains distributions	533	9	1	-
Net unrealized appreciation (depreciation)
of investments	1,311	29	55	27
Net increase (decrease) in net assets from operations	2,929	59	86	25
Changes from principal transactions:
Total unit transactions	1,256	14	(17)	1,251
Increase (decrease) in net assets derived from
principal transactions	1,256	14	(17)	1,251
Total increase (decrease) in net assets	4,185	73	69	1,276
Net assets at December 31, 2012	$ 23,376	$ 466	$ 874	$ 1,276

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 58,754	$ 14,738	$ 351	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,410	396	6	-
Total realized gain (loss) on investments
and capital gains distributions	(826)	39	3	-
Net unrealized appreciation (depreciation)
of investments	(1,509)	(645)	(22)	-
Net increase (decrease) in net assets from operations	(925)	(210)	(13)	-
Changes from principal transactions:
Total unit transactions	2,499	(616)	49	-
Increase (decrease) in net assets derived from
principal transactions	2,499	(616)	49	-
Total increase (decrease) in net assets	1,574	(826)	36	-
Net assets at December 31, 2011	60,328	13,912	387	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,171	394	9	(1)
Total realized gain (loss) on investments
and capital gains distributions	(890)	197	2	-
Net unrealized appreciation (depreciation)
of investments	5,170	648	39	16
Net increase (decrease) in net assets from operations	6,451	1,239	50	15
Changes from principal transactions:
Total unit transactions	399	(4,569)	(10)	506
Increase (decrease) in net assets derived from
principal transactions	399	(4,569)	(10)	506
Total increase (decrease) in net assets	6,850	(3,330)	40	521
Net assets at December 31, 2012	$ 67,178	$ 10,582	$ 427	$ 521

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 86,539	$ 20,208	$ 379	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,193	334	3	-
Total realized gain (loss) on investments
and capital gains distributions	(733)	31	17	-
Net unrealized appreciation (depreciation)
of investments	(4,269)	(1,199)	(32)	-
Net increase (decrease) in net assets from operations	(3,809)	(834)	(12)	-
Changes from principal transactions:
Total unit transactions	9,476	301	(29)	-
Increase (decrease) in net assets derived from
principal transactions	9,476	301	(29)	-
Total increase (decrease) in net assets	5,667	(533)	(41)	-
Net assets at December 31, 2011	92,206	19,675	338	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,933	307	5	(2)
Total realized gain (loss) on investments
and capital gains distributions	(958)	332	12	-
Net unrealized appreciation (depreciation)
of investments	10,876	1,291	27	49
Net increase (decrease) in net assets from operations	11,851	1,930	44	47
Changes from principal transactions:
Total unit transactions	6,443	(6,006)	(116)	1,252
Increase (decrease) in net assets derived from
principal transactions	6,443	(6,006)	(116)	1,252
Total increase (decrease) in net assets	18,294	(4,076)	(72)	1,299
Net assets at December 31, 2012	$ 110,500	$ 15,599	$ 266	$ 1,299

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service Class	Service 2 Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 70,002	$ 17,154	$ 80	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	583	186	1	-
Total realized gain (loss) on investments
and capital gains distributions	(623)	60	(1)	-
Net unrealized appreciation (depreciation)
of investments	(4,132)	(1,232)	(12)	-
Net increase (decrease) in net assets from operations	(4,172)	(986)	(12)	-
Changes from principal transactions:
Total unit transactions	10,637	296	47	-
Increase (decrease) in net assets derived from
principal transactions	10,637	296	47	-
Total increase (decrease) in net assets	6,465	(690)	35	-
Net assets at December 31, 2011	76,467	16,464	115	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,170	214	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	(899)	237	-	6
Net unrealized appreciation (depreciation)
of investments	11,044	1,505	14	29
Net increase (decrease) in net assets from operations	11,315	1,956	16	34
Changes from principal transactions:
Total unit transactions	9,167	(3,265)	(14)	769
Increase (decrease) in net assets derived from
principal transactions	9,167	(3,265)	(14)	769
Total increase (decrease) in net assets	20,482	(1,309)	2	803
Net assets at December 31, 2012	$ 96,949	$ 15,155	$ 117	$ 803

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2045 Portfolio -	2045 Portfolio -	2055 Portfolio -	2055 Portfolio -
	Service Class	Service 2 Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 49,958	$ 13,890	-	$ 222

Increase (decrease) in net assets
Operations:
Net investment income (loss)	203	107	-	(4)
Total realized gain (loss) on investments
and capital gains distributions	(452)	71	-	(36)
Net unrealized appreciation (depreciation)
of investments	(3,077)	(1,028)	-	(22)
Net increase (decrease) in net assets from operations	(3,326)	(850)	-	(62)
Changes from principal transactions:
Total unit transactions	8,740	343	-	1,254
Increase (decrease) in net assets derived from
principal transactions	8,740	343	-	1,254
Total increase (decrease) in net assets	5,414	(507)	-	1,192
Net assets at December 31, 2011	55,372	13,383	-	1,414

Increase (decrease) in net assets
Operations:
Net investment income (loss)	646	127	-	5
Total realized gain (loss) on investments
and capital gains distributions	(726)	141	-	21
Net unrealized appreciation (depreciation)
of investments	8,414	1,211	-	267
Net increase (decrease) in net assets from operations	8,334	1,479	-	293
Changes from principal transactions:
Total unit transactions	6,371	(3,316)	124	1,677
Increase (decrease) in net assets derived from
principal transactions	6,371	(3,316)	124	1,677
Total increase (decrease) in net assets	14,705	(1,837)	124	1,970
Net assets at December 31, 2012	$ 70,077	$ 11,546	$ 124	$ 3,384

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Solution	ING Solution	ING Solution
	ING Solution	Growth	Income	Income
	2055 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 174	$ 1,246	$ 998	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(10)	11	-
Total realized gain (loss) on investments
and capital gains distributions	8	84	81	-
Net unrealized appreciation (depreciation)
of investments	(25)	(145)	(75)	-
Net increase (decrease) in net assets from operations	(17)	(71)	17	-
Changes from principal transactions:
Total unit transactions	102	600	(712)	-
Increase (decrease) in net assets derived from
principal transactions	102	600	(712)	-
Total increase (decrease) in net assets	85	529	(695)	-
Net assets at December 31, 2011	259	1,775	303	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	15	10	(3)
Total realized gain (loss) on investments
and capital gains distributions	4	76	4	-
Net unrealized appreciation (depreciation)
of investments	32	145	11	33
Net increase (decrease) in net assets from operations	37	236	25	30
Changes from principal transactions:
Total unit transactions	142	262	(71)	1,938
Increase (decrease) in net assets derived from
principal transactions	142	262	(71)	1,938
Total increase (decrease) in net assets	179	498	(46)	1,968
Net assets at December 31, 2012	$ 438	$ 2,273	$ 257	$ 1,968

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

				ING T. Rowe
				Price Diversified
	ING Solution	ING Solution	ING Solution	Mid Cap
	Income	Income	Moderate	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Adviser Class
Net assets at January 1, 2011	$ 12,512	$ 5,049	$ 2,487	$ 451

Increase (decrease) in net assets
Operations:
Net investment income (loss)	420	106	(10)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(165)	52	116	-
Net unrealized appreciation (depreciation)
of investments	(279)	(146)	(162)	(19)
Net increase (decrease) in net assets from operations	(24)	12	(56)	(20)
Changes from principal transactions:
Total unit transactions	1,269	(2,415)	587	(22)
Increase (decrease) in net assets derived from
principal transactions	1,269	(2,415)	587	(22)
Total increase (decrease) in net assets	1,245	(2,403)	531	(42)
Net assets at December 31, 2011	13,757	2,646	3,018	409

Increase (decrease) in net assets
Operations:
Net investment income (loss)	577	90	31	(2)
Total realized gain (loss) on investments
and capital gains distributions	489	11	198	39
Net unrealized appreciation (depreciation)
of investments	150	105	110	24
Net increase (decrease) in net assets from operations	1,216	206	339	61
Changes from principal transactions:
Total unit transactions	(1,729)	(782)	213	(5)
Increase (decrease) in net assets derived from
principal transactions	(1,729)	(782)	213	(5)
Total increase (decrease) in net assets	(513)	(576)	552	56
Net assets at December 31, 2012	$ 13,244	$ 2,070	$ 3,570	$ 465

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Diversified Price Diversified		ING T. Rowe	ING T. Rowe
	Mid Cap	Mid Cap	Price Growth	Price Growth
	Growth	Growth	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2011	$ 345,307	$ 562	$ 1,195	$ 223,428

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,236)	(2)	(4)	(2,116)
Total realized gain (loss) on investments
and capital gains distributions	4,800	3	-	4,225
Net unrealized appreciation (depreciation)
of investments	(17,830)	(30)	(22)	(6,377)
Net increase (decrease) in net assets from operations	(15,266)	(29)	(26)	(4,268)
Changes from principal transactions:
Total unit transactions	(20,513)	47	(30)	(10,444)
Increase (decrease) in net assets derived from
principal transactions	(20,513)	47	(30)	(10,444)
Total increase (decrease) in net assets	(35,779)	18	(56)	(14,712)
Net assets at December 31, 2011	309,528	580	1,139	208,716

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,673)	(3)	(4)	(1,885)
Total realized gain (loss) on investments
and capital gains distributions	32,433	139	9	7,978
Net unrealized appreciation (depreciation)
of investments	14,326	(59)	195	30,684
Net increase (decrease) in net assets from operations	45,086	77	200	36,777
Changes from principal transactions:
Total unit transactions	(30,311)	(71)	(115)	2,158
Increase (decrease) in net assets derived from
principal transactions	(30,311)	(71)	(115)	2,158
Total increase (decrease) in net assets	14,775	6	85	38,935
Net assets at December 31, 2012	$ 324,303	$ 586	$ 1,224	$ 247,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING T. Rowe
	Price Growth	ING Templeton	ING Templeton	ING Templeton
	Equity	Foreign Equity	Foreign Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2011	$ 2,022	$ 324	$ 96,382	$ 88

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	6	811	1
Total realized gain (loss) on investments
and capital gains distributions	(37)	(16)	(2,401)	4
Net unrealized appreciation (depreciation)
of investments	19	(66)	(10,198)	(16)
Net increase (decrease) in net assets from operations	(31)	(76)	(11,788)	(11)
Changes from principal transactions:
Total unit transactions	62	209	(6,603)	9
Increase (decrease) in net assets derived from
principal transactions	62	209	(6,603)	9
Total increase (decrease) in net assets	31	133	(18,391)	(2)
Net assets at December 31, 2011	2,053	457	77,991	86

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	4	597	3
Total realized gain (loss) on investments
and capital gains distributions	14	2	(4,040)	3
Net unrealized appreciation (depreciation)
of investments	377	78	20,041	34
Net increase (decrease) in net assets from operations	376	84	16,598	40
Changes from principal transactions:
Total unit transactions	300	21	9,664	158
Increase (decrease) in net assets derived from
principal transactions	300	21	9,664	158
Total increase (decrease) in net assets	676	105	26,262	198
Net assets at December 31, 2012	$ 2,729	$ 562	$ 104,253	$ 284

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.	ING UBS U.S.
	Large Cap	Large Cap	Large Cap
	Equity	Equity	Equity	ING Core
	Portfolio -	Portfolio -	Portfolio -	Equity Research
	Adviser Class	Initial Class	Service Class	Fund - Class A
Net assets at January 1, 2011	$ 75	$ 78,055	$ 16	$ 200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	43	-	1
Total realized gain (loss) on investments
and capital gains distributions	(1)	551	-	7
Net unrealized appreciation (depreciation)
of investments	(3)	(3,017)	(1)	(9)
Net increase (decrease) in net assets from operations	(3)	(2,423)	(1)	(1)
Changes from principal transactions:
Total unit transactions	10	(8,744)	3	(10)
Increase (decrease) in net assets derived from
principal transactions	10	(8,744)	3	(10)
Total increase (decrease) in net assets	7	(11,167)	2	(11)
Net assets at December 31, 2011	82	66,888	18	189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(84)	-	1
Total realized gain (loss) on investments
and capital gains distributions	2	798	-	12
Net unrealized appreciation (depreciation)
of investments	8	7,245	2	18
Net increase (decrease) in net assets from operations	10	7,959	2	31
Changes from principal transactions:
Total unit transactions	(17)	(7,160)	(3)	(30)
Increase (decrease) in net assets derived from
principal transactions	(17)	(7,160)	(3)	(30)
Total increase (decrease) in net assets	(7)	799	(1)	1
Net assets at December 31, 2012	$ 75	$ 67,687	$ 17	$ 190

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth
	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class A
Net assets at January 1, 2011	$ 30,602	$ 65,533	$ 61,501	$ 606

Increase (decrease) in net assets
Operations:
Net investment income (loss)	968	1,063	1,501	5
Total realized gain (loss) on investments
and capital gains distributions	(1,365)	(1,850)	(3,502)	-
Net unrealized appreciation (depreciation)
of investments	618	(1,687)	1,032	(18)
Net increase (decrease) in net assets from operations	221	(2,474)	(969)	(13)
Changes from principal transactions:
Total unit transactions	813	(1,634)	(2,651)	263
Increase (decrease) in net assets derived from
principal transactions	813	(1,634)	(2,651)	263
Total increase (decrease) in net assets	1,034	(4,108)	(3,620)	250
Net assets at December 31, 2011	31,636	61,425	57,881	856

Increase (decrease) in net assets
Operations:
Net investment income (loss)	562	362	706	8
Total realized gain (loss) on investments
and capital gains distributions	(1,336)	(3,036)	(2,528)	36
Net unrealized appreciation (depreciation)
of investments	4,258	10,911	8,901	75
Net increase (decrease) in net assets from operations	3,484	8,237	7,079	119
Changes from principal transactions:
Total unit transactions	(1,882)	(4,856)	(3,540)	(190)
Increase (decrease) in net assets derived from
principal transactions	(1,882)	(4,856)	(3,540)	(190)
Total increase (decrease) in net assets	1,602	3,381	3,539	(71)
Net assets at December 31, 2012	$ 33,238	$ 64,806	$ 61,420	$ 785

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 7	Series 8
Net assets at January 1, 2011	$ 1,177,617	$ 1,467	$ 1,420	$ 350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,635	76	9	-
Total realized gain (loss) on investments
and capital gains distributions	(46,715)	112	(125)	(5)
Net unrealized appreciation (depreciation)
of investments	31,073	(147)	98	(2)
Net increase (decrease) in net assets from operations	(14,007)	41	(18)	(7)
Changes from principal transactions:
Total unit transactions	(119,461)	5,746	(436)	(14)
Increase (decrease) in net assets derived from
principal transactions	(119,461)	5,746	(436)	(14)
Total increase (decrease) in net assets	(133,468)	5,787	(454)	(21)
Net assets at December 31, 2011	1,044,149	7,254	966	329

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,511	64	19	3
Total realized gain (loss) on investments
and capital gains distributions	(33,260)	284	(181)	(60)
Net unrealized appreciation (depreciation)
of investments	172,583	677	160	54
Net increase (decrease) in net assets from operations	146,834	1,025	(2)	(3)
Changes from principal transactions:
Total unit transactions	(122,469)	(2,158)	(964)	(326)
Increase (decrease) in net assets derived from
principal transactions	(122,469)	(2,158)	(964)	(326)
Total increase (decrease) in net assets	24,365	(1,133)	(966)	(329)
Net assets at December 31, 2012	$ 1,068,514	$ 6,121	$ -	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				ING BlackRock
				Science and
				Technology
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 9	Series 10	Series 11	Adviser Class
Net assets at January 1, 2011	$ 139	$ 63	$ 31	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(11)	(4)	-	-
Net unrealized appreciation (depreciation)
of investments	8	3	-	-
Net increase (decrease) in net assets from operations	(2)	(1)	-	-
Changes from principal transactions:
Total unit transactions	(38)	(15)	-	2
Increase (decrease) in net assets derived from
principal transactions	(38)	(15)	-	2
Total increase (decrease) in net assets	(40)	(16)	-	2
Net assets at December 31, 2011	99	47	31	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	(20)	(10)	(6)	-
Net unrealized appreciation (depreciation)
of investments	17	8	6	-
Net increase (decrease) in net assets from operations	(2)	(2)	1	-
Changes from principal transactions:
Total unit transactions	(97)	(45)	(26)	-
Increase (decrease) in net assets derived from
principal transactions	(97)	(45)	(26)	-
Total increase (decrease) in net assets	(99)	(47)	(25)	-
Net assets at December 31, 2012	$ -	$ -	$ 6	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

ING BlackRock
Science and
	Technology	ING Index Plus	ING Index Plus	ING Index Plus
	Opportunities	LargeCap	LargeCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2011	$ 50,430	$ 292,131	$ 348	$ 307,653

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(486)	2,471	5	(255)
Total realized gain (loss) on investments
and capital gains distributions	2,205	3,168	(3)	(1,440)
Net unrealized appreciation (depreciation)
of investments	(8,038)	(8,323)	(3)	(4,101)
Net increase (decrease) in net assets from operations	(6,319)	(2,684)	(1)	(5,796)
Changes from principal transactions:
Total unit transactions	1,647	(26,596)	36	(21,402)
Increase (decrease) in net assets derived from
principal transactions	1,647	(26,596)	36	(21,402)
Total increase (decrease) in net assets	(4,672)	(29,280)	35	(27,198)
Net assets at December 31, 2011	45,758	262,851	383	280,455

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(366)	1,649	5	(40)
Total realized gain (loss) on investments
and capital gains distributions	3,843	9,376	(5)	1,115
Net unrealized appreciation (depreciation)
of investments	(376)	23,089	50	44,220
Net increase (decrease) in net assets from operations	3,101	34,114	50	45,295
Changes from principal transactions:
Total unit transactions	(4,364)	(27,752)	(65)	(26,769)
Increase (decrease) in net assets derived from
principal transactions	(4,364)	(27,752)	(65)	(26,769)
Total increase (decrease) in net assets	(1,263)	6,362	(15)	18,526
Net assets at December 31, 2012	$ 44,495	$ 269,213	$ 368	$ 298,981

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING
	MidCap	SmallCap	SmallCap	International
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class I	Class S	Class I
Net assets at January 1, 2011	$ 590	$ 122,910	$ 154	$ 20,151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(81)	-	315
Total realized gain (loss) on investments
and capital gains distributions	73	(2,304)	13	275
Net unrealized appreciation (depreciation)
of investments	(73)	509	(14)	(3,239)
Net increase (decrease) in net assets from operations	1	(1,876)	(1)	(2,649)
Changes from principal transactions:
Total unit transactions	(202)	(10,497)	28	51
Increase (decrease) in net assets derived from
principal transactions	(202)	(10,497)	28	51
Total increase (decrease) in net assets	(201)	(12,373)	27	(2,598)
Net assets at December 31, 2011	389	110,537	181	17,553

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(414)	(1)	347
Total realized gain (loss) on investments
and capital gains distributions	36	(1,356)	23	39
Net unrealized appreciation (depreciation)
of investments	28	13,761	-	2,629
Net increase (decrease) in net assets from operations	65	11,991	22	3,015
Changes from principal transactions:
Total unit transactions	(67)	(12,550)	(27)	24
Increase (decrease) in net assets derived from
principal transactions	(67)	(12,550)	(27)	24
Total increase (decrease) in net assets	(2)	(559)	(5)	3,039
Net assets at December 31, 2012	$ 387	$ 109,978	$ 176	$ 20,592

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

		ING Russell™	ING Russell™
	ING	Large Cap	Large Cap	ING Russell™
	International	Growth Index	Growth Index	Large Cap
	Index Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class I	Class S	Class I
Net assets at January 1, 2011	$ 13	$ 3,841	$ 508	$ 11,717

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	12	3	78
Total realized gain (loss) on investments
and capital gains distributions	-	358	75	400
Net unrealized appreciation (depreciation)
of investments	(2)	(231)	(64)	(256)
Net increase (decrease) in net assets from operations	(2)	139	14	222
Changes from principal transactions:
Total unit transactions	(4)	1,328	59	1,984
Increase (decrease) in net assets derived from
principal transactions	(4)	1,328	59	1,984
Total increase (decrease) in net assets	(6)	1,467	73	2,206
Net assets at December 31, 2011	7	5,308	581	13,923

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	4	2	253
Total realized gain (loss) on investments
and capital gains distributions	(1)	296	37	614
Net unrealized appreciation (depreciation)
of investments	1	470	35	1,409
Net increase (decrease) in net assets from operations	-	770	74	2,276
Changes from principal transactions:
Total unit transactions	(2)	2,887	(70)	7,119
Increase (decrease) in net assets derived from
principal transactions	(2)	2,887	(70)	7,119
Total increase (decrease) in net assets	(2)	3,657	4	9,395
Net assets at December 31, 2012	$ 5	$ 8,965	$ 585	$ 23,318

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING Russell™	ING Russell™	ING Russell™
	ING Russell™	Large Cap	Large Cap	Mid Cap
	Large Cap	Value Index	Value Index	Growth Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class S
Net assets at January 1, 2011	$ 10	$ 145	$ 2,346	$ 4,652

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	13	(28)
Total realized gain (loss) on investments
and capital gains distributions	-	3	65	415
Net unrealized appreciation (depreciation)
of investments	-	(5)	(85)	(583)
Net increase (decrease) in net assets from operations	-	(2)	(7)	(196)
Changes from principal transactions:
Total unit transactions	(1)	41	456	751
Increase (decrease) in net assets derived from
principal transactions	(1)	41	456	751
Total increase (decrease) in net assets	(1)	39	449	555
Net assets at December 31, 2011	9	184	2,795	5,207

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	1	19	(33)
Total realized gain (loss) on investments
and capital gains distributions	1	3	34	456
Net unrealized appreciation (depreciation)
of investments	2	25	406	314
Net increase (decrease) in net assets from operations	3	29	459	737
Changes from principal transactions:
Total unit transactions	53	42	682	(168)
Increase (decrease) in net assets derived from
principal transactions	53	42	682	(168)
Total increase (decrease) in net assets	56	71	1,141	569
Net assets at December 31, 2012	$ 65	$ 255	$ 3,936	$ 5,776

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Small	ING Small
	Mid Cap Index	Small Cap	Company	Company
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2011	$ 6,503	$ 5,262	$ 129,660	$ 149

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	(7)	(689)	(1)
Total realized gain (loss) on investments
and capital gains distributions	711	592	(232)	1
Net unrealized appreciation (depreciation)
of investments	(964)	(917)	(3,396)	(10)
Net increase (decrease) in net assets from operations	(237)	(332)	(4,317)	(10)
Changes from principal transactions:
Total unit transactions	1,518	1,798	(8,433)	45
Increase (decrease) in net assets derived from		-
principal transactions	1,518	1,798	(8,433)	45
Total increase (decrease) in net assets	1,281	1,466	(12,750)	35
Net assets at December 31, 2011	7,784	6,728	116,910	184
		-
Increase (decrease) in net assets		-
Operations:		-
Net investment income (loss)	19	(11)	(676)	(1)
Total realized gain (loss) on investments		-
and capital gains distributions	769	579	2,592	11
Net unrealized appreciation (depreciation)
of investments	1,207	674	13,370	15
Net increase (decrease) in net assets from operations	1,995	1,242	15,286	25
Changes from principal transactions:
Total unit transactions	13,601	4,619	(9,675)	(2)
Increase (decrease) in net assets derived from
principal transactions	13,601	4,619	(9,675)	(2)
Total increase (decrease) in net assets	15,596	5,861	5,611	23
Net assets at December 31, 2012	$ 23,380	$ 12,589	$ 122,521	$ 207

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		ING	ING	ING MidCap
	ING U.S. Bond	International	International	Opportunities
	Index Portfolio -	Value Portfolio -	Value Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2011	$ 5,363	$ 84,378	$ 263	$ 23,611

Increase (decrease) in net assets
Operations:
Net investment income (loss)	88	1,313	5	(279)
Total realized gain (loss) on investments
and capital gains distributions	159	(12,879)	(30)	483
Net unrealized appreciation (depreciation)
of investments	88	(145)	(13)	(1,052)
Net increase (decrease) in net assets from operations	335	(11,711)	(38)	(848)
Changes from principal transactions:
Total unit transactions	3,758	(10,650)	(15)	9,840
Increase (decrease) in net assets derived from
principal transactions	3,758	(10,650)	(15)	9,840
Total increase (decrease) in net assets	4,093	(22,361)	(53)	8,992
Net assets at December 31, 2011	9,456	62,017	210	32,603

Increase (decrease) in net assets
Operations:
Net investment income (loss)	143	1,073	4	(163)
Total realized gain (loss) on investments
and capital gains distributions	309	(12,126)	(15)	1,670
Net unrealized appreciation (depreciation)
of investments	(175)	20,937	49	3,075
Net increase (decrease) in net assets from operations	277	9,884	38	4,582
Changes from principal transactions:
Total unit transactions	1,806	(11,947)	(30)	12,330
Increase (decrease) in net assets derived from
principal transactions	1,806	(11,947)	(30)	12,330
Total increase (decrease) in net assets	2,083	(2,063)	8	16,912
Net assets at December 31, 2012	$ 11,539	$ 59,954	$ 218	$ 49,515

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

				Janus Aspen
	ING MidCap	ING SmallCap	ING SmallCap	Series Balanced
	Opportunities	Opportunities	Opportunities	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class S	Class I	Class S	Shares
Net assets at January 1, 2011	$ 2,514	$ 20,701	$ 213	$ 242

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(179)	-	3
Total realized gain (loss) on investments
and capital gains distributions	199	36	39	2
Net unrealized appreciation (depreciation)
of investments	(200)	104	(35)	(5)
Net increase (decrease) in net assets from operations	(14)	(39)	4	-
Changes from principal transactions:
Total unit transactions	(444)	1,336	(131)	(91)
Increase (decrease) in net assets derived from
principal transactions	(444)	1,336	(131)	(91)
Total increase (decrease) in net assets	(458)	1,297	(127)	(91)
Net assets at December 31, 2011	2,056	21,998	86	151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(210)	-	3
Total realized gain (loss) on investments
and capital gains distributions	273	2,537	14	11
Net unrealized appreciation (depreciation)
of investments	(25)	924	(1)	5
Net increase (decrease) in net assets from operations	245	3,251	13	19
Changes from principal transactions:
Total unit transactions	(559)	3,495	(19)	4
Increase (decrease) in net assets derived from
principal transactions	(559)	3,495	(19)	4
Total increase (decrease) in net assets	(314)	6,746	(6)	23
Net assets at December 31, 2012	$ 1,742	$ 28,744	$ 80	$ 174

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Janus Aspen			Janus Aspen
	Series	Janus Aspen	Janus Aspen	Series
	Enterprise	Series Flexible	Series Janus	Worldwide
	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2011	$ 363	$ 66	$ 82	$ 164

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	4	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	8	2	(1)	(5)
Net unrealized appreciation (depreciation)
of investments	(11)	(3)	(3)	(14)
Net increase (decrease) in net assets from operations	(7)	3	(5)	(20)
Changes from principal transactions:
Total unit transactions	(34)	(4)	(20)	(30)
Increase (decrease) in net assets derived from
principal transactions	(34)	(4)	(20)	(30)
Total increase (decrease) in net assets	(41)	(1)	(25)	(50)
Net assets at December 31, 2011	322	65	57	114

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	1	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	7	4	1	(2)
Net unrealized appreciation (depreciation)
of investments	49	(1)	9	24
Net increase (decrease) in net assets from operations	52	4	9	22
Changes from principal transactions:
Total unit transactions	(9)	(29)	4	(1)
Increase (decrease) in net assets derived from
principal transactions	(9)	(29)	4	(1)
Total increase (decrease) in net assets	43	(25)	13	21
Net assets at December 31, 2012	$ 365	$ 40	$ 70	$ 135

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	JPMorgan	Lazard U.S.		Loomis Sayles
	Government	Mid Cap Equity		Small Cap
	Bond Fund -	Portfolio - Open	LKCM Aquinas	Value Fund -
	Select Class	Shares	Growth Fund	Retail Class
Net assets at January 1, 2011	$ -	$ 2,566	$ 316	$ 4,646

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(24)	(3)	(62)
Total realized gain (loss) on investments
and capital gains distributions	-	222	6	282
Net unrealized appreciation (depreciation)
of investments	-	(467)	-	(505)
Net increase (decrease) in net assets from operations	-	(269)	3	(285)
Changes from principal transactions:
Total unit transactions	-	1,496	(28)	2,953
Increase (decrease) in net assets derived from
principal transactions	-	1,496	(28)	2,953
Total increase (decrease) in net assets	-	1,227	(25)	2,668
Net assets at December 31, 2011	-	3,793	291	7,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(30)	(3)	(9)
Total realized gain (loss) on investments
and capital gains distributions	-	169	3	350
Net unrealized appreciation (depreciation)
of investments	-	13	28	873
Net increase (decrease) in net assets from operations	-	152	28	1,214
Changes from principal transactions:
Total unit transactions	10	1,104	18	2,030
Increase (decrease) in net assets derived from
principal transactions	10	1,104	18	2,030
Total increase (decrease) in net assets	10	1,256	46	3,244
Net assets at December 31, 2012	$ 10	$ 5,049	$ 337	$ 10,558

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett
	Developing	Core Fixed	Mid Cap Stock	Small-Cap
	Growth Fund,	Income Fund -	Fund, Inc. -	Value Fund -
	Inc. - Class A	Class A	Class A	Class A
Net assets at January 1, 2011	$ 19	$ 4	$ 1,451	$ 1,751

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	(11)	(14)
Total realized gain (loss) on investments
and capital gains distributions	4	1	(95)	(19)
Net unrealized appreciation (depreciation)
of investments	(7)	-	42	(57)
Net increase (decrease) in net assets from operations	(3)	-	(64)	(90)
Changes from principal transactions:
Total unit transactions	61	47	(44)	(523)
Increase (decrease) in net assets derived from
principal transactions	61	47	(44)	(523)
Total increase (decrease) in net assets	58	47	(108)	(613)
Net assets at December 31, 2011	77	51	1,343	1,138

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(3)	(2)
Total realized gain (loss) on investments
and capital gains distributions	7	1	(9)	46
Net unrealized appreciation (depreciation)
of investments	1	1	178	65
Net increase (decrease) in net assets from operations	7	2	166	109
Changes from principal transactions:
Total unit transactions	9	6	(549)	(61)
Increase (decrease) in net assets derived from
principal transactions	9	6	(549)	(61)
Total increase (decrease) in net assets	16	8	(383)	48
Net assets at December 31, 2012	$ 93	$ 59	$ 960	$ 1,186

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

		Lord Abbett
	Lord Abbett	Series Fund -		Massachusetts
	Fundamental	Mid-Cap Stock MainStay Large		Investors
	Equity Fund -	Portfolio -	Cap Growth	Growth Stock
	Class A	Class VC	Fund - Class R3	Fund - Class A
Net assets at January 1, 2011	$ -	$ 98,339	$ -	$ 371

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(693)	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	(2,224)	-	-
Net unrealized appreciation (depreciation)
of investments	(4)	(1,714)	-	1
Net increase (decrease) in net assets from operations	(3)	(4,631)	-	-
Changes from principal transactions:
Total unit transactions	48	(2,760)	-	57
Increase (decrease) in net assets derived from
principal transactions	48	(2,760)	-	57
Total increase (decrease) in net assets	45	(7,391)	-	57
Net assets at December 31, 2011	45	90,948	-	428

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(238)	-	2
Total realized gain (loss) on investments
and capital gains distributions	2	(3,166)	(3)	85
Net unrealized appreciation (depreciation)
of investments	5	15,274	7	(24)
Net increase (decrease) in net assets from operations	7	11,870	4	63
Changes from principal transactions:
Total unit transactions	106	(7,284)	420	227
Increase (decrease) in net assets derived from
principal transactions	106	(7,284)	420	227
Total increase (decrease) in net assets	113	4,586	424	290
Net assets at December 31, 2012	$ 158	$ 95,534	$ 424	$ 718

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

		Neuberger
	Neuberger	Berman Socially
	Berman Genesis	Responsive	New Perspective	New Perspective
	Fund® - Trust	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -
	Class	Class	Class R-3	Class R-4
Net assets at January 1, 2011	$ -	$ 7,130	$ 4,250	$ 72,675

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(36)	14	114
Total realized gain (loss) on investments
and capital gains distributions	1	(63)	(102)	(887)
Net unrealized appreciation (depreciation)
of investments	(2)	(508)	(228)	(5,523)
Net increase (decrease) in net assets from operations	-	(607)	(316)	(6,296)
Changes from principal transactions:
Total unit transactions	66	3,854	(457)	683
Increase (decrease) in net assets derived from
principal transactions	66	3,854	(457)	683
Total increase (decrease) in net assets	66	3,247	(773)	(5,613)
Net assets at December 31, 2011	66	10,377	3,477	67,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(20)	8	291
Total realized gain (loss) on investments
and capital gains distributions	4	1,059	(3)	(375)
Net unrealized appreciation (depreciation)
of investments	4	(143)	415	13,920
Net increase (decrease) in net assets from operations	7	896	420	13,836
Changes from principal transactions:
Total unit transactions	22	(2,418)	(1,774)	7,115
Increase (decrease) in net assets derived from
principal transactions	22	(2,418)	(1,774)	7,115
Total increase (decrease) in net assets	29	(1,522)	(1,354)	20,951
Net assets at December 31, 2012	$ 95	$ 8,855	$ 2,123	$ 88,013

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer	Oppenheimer
	Capital	Developing	Developing	Gold & Special
	Appreciation	Markets Fund -	Markets Fund -	Minerals Fund -
	Fund - Class A	Class A	Class Y	Class A
Net assets at January 1, 2011	$ 456	$ 325,715	$ -	$ 38

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	2,028	-	-
Total realized gain (loss) on investments
and capital gains distributions	29	(5,198)	-	(5)
Net unrealized appreciation (depreciation)
of investments	(37)	(57,897)	-	(2)
Net increase (decrease) in net assets from operations	(11)	(61,067)	-	(7)
Changes from principal transactions:
Total unit transactions	(45)	(5,151)	-	(24)
Increase (decrease) in net assets derived from
principal transactions	(45)	(5,151)	-	(24)
Total increase (decrease) in net assets	(56)	(66,218)	-	(31)
Net assets at December 31, 2011	400	259,497	-	7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,661)	203	-
Total realized gain (loss) on investments
and capital gains distributions	25	(21,847)	49	(6)
Net unrealized appreciation (depreciation)
of investments	28	71,592	2,872	3
Net increase (decrease) in net assets from operations	52	48,084	3,124	(3)
Changes from principal transactions:
Total unit transactions	68	(31,769)	32,251	12
Increase (decrease) in net assets derived from
principal transactions	68	(31,769)	32,251	12
Total increase (decrease) in net assets	120	16,315	35,375	9
Net assets at December 31, 2012	$ 520	$ 275,812	$ 35,375	$ 16

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Oppenheimer	Oppenheimer	Oppenheimer
	International	Global	Global Strategic Oppenheimer
	Bond Fund -	Securities	Income	Main Street
	Class A	Fund/VA	Fund/VA	Fund®/VA
Net assets at January 1, 2011	$ 52	$ 281	$ 112	$ 74

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	-	3	-
Total realized gain (loss) on investments
and capital gains distributions	-	(8)	2	(1)
Net unrealized appreciation (depreciation)
of investments	(7)	(13)	(5)	-
Net increase (decrease) in net assets from operations	(2)	(21)	-	(1)
Changes from principal transactions:
Total unit transactions	84	(53)	(6)	(8)
Increase (decrease) in net assets derived from
principal transactions	84	(53)	(6)	(8)
Total increase (decrease) in net assets	82	(74)	(6)	(9)
Net assets at December 31, 2011	134	207	106	65

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	3	5	-
Total realized gain (loss) on investments
and capital gains distributions	-	(6)	2	-
Net unrealized appreciation (depreciation)
of investments	9	43	5	10
Net increase (decrease) in net assets from operations	13	40	12	10
Changes from principal transactions:
Total unit transactions	(19)	(21)	(9)	(8)
Increase (decrease) in net assets derived from
principal transactions	(19)	(21)	(9)	(8)
Total increase (decrease) in net assets	(6)	19	3	2
Net assets at December 31, 2012	$ 128	$ 226	$ 109	$ 67

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

	Oppenheimer	Oppenheimer	Parnassus	Pax World
	Main Street	Small- & Mid-	Equity Income	Balanced Fund -
	Small- & Mid-	Cap Growth	Fund - Investor	Individual
	Cap Fund®/VA	Fund/VA	Shares	Investor Class
Net assets at January 1, 2011	$ 10,224	$ 15	$ -	$ 52,720

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(34)	-	-	147
Total realized gain (loss) on investments
and capital gains distributions	(165)	-	1	(565)
Net unrealized appreciation (depreciation)
of investments	(85)	1	4	(942)
Net increase (decrease) in net assets from operations	(284)	1	5	(1,360)
Changes from principal transactions:
Total unit transactions	(706)	(5)	37	(3,874)
Increase (decrease) in net assets derived from
principal transactions	(706)	(5)	37	(3,874)
Total increase (decrease) in net assets	(990)	(4)	42	(5,234)
Net assets at December 31, 2011	9,234	11	42	47,486

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(39)	(1)	9	262
Total realized gain (loss) on investments
and capital gains distributions	139	-	8	(503)
Net unrealized appreciation (depreciation)
of investments	1,450	4	(4)	4,925
Net increase (decrease) in net assets from operations	1,550	3	13	4,684
Changes from principal transactions:
Total unit transactions	61	27	567	(5,864)
Increase (decrease) in net assets derived from
principal transactions	61	27	567	(5,864)
Total increase (decrease) in net assets	1,611	30	580	(1,180)
Net assets at December 31, 2012	$ 10,845	$ 41	$ 622	$ 46,306

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

PIMCO Real
	Return			Pioneer
	Portfolio -	Pioneer Equity	Pioneer High	Strategic
	Administrative	Income Fund -	Yield Fund -	Income Fund -
	Class	Class Y	Class A	Class A
Net assets at January 1, 2011	$ 158,235	$ -	$ 4,956	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,747	-	221	3
Total realized gain (loss) on investments
and capital gains distributions	1,148	-	(102)	2
Net unrealized appreciation (depreciation)
of investments	8,188	-	(203)	(6)
Net increase (decrease) in net assets from operations	17,083	-	(84)	(1)
Changes from principal transactions:
Total unit transactions	26,594	-	(513)	249
Increase (decrease) in net assets derived from
principal transactions	26,594	-	(513)	249
Total increase (decrease) in net assets	43,677	-	(597)	248
Net assets at December 31, 2011	201,912	-	4,359	248

Increase (decrease) in net assets
Operations:
Net investment income (loss)	446	15	137	28
Total realized gain (loss) on investments
and capital gains distributions	15,002	-	575	-
Net unrealized appreciation (depreciation)
of investments	1,463	3	(286)	27
Net increase (decrease) in net assets from operations	16,911	18	426	55
Changes from principal transactions:
Total unit transactions	41,244	1,081	(2,607)	1,216
Increase (decrease) in net assets derived from
principal transactions	41,244	1,081	(2,607)	1,216
Total increase (decrease) in net assets	58,155	1,099	(2,181)	1,271
Net assets at December 31, 2012	$ 260,067	$ 1,099	$ 2,178	$ 1,519

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

Pioneer
	Emerging	Pioneer High	Pioneer Mid	Columbia
	Markets VCT	Yield VCT	Cap Value VCT	Diversified
	Portfolio -	Portfolio -	Portfolio -	Equity Income
	Class I	Class I	Class I	Fund - Class K
Net assets at January 1, 2011	$ 28,736	$ 22,990	$ -	$ 5,329

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(143)	1,045	-	45
Total realized gain (loss) on investments
and capital gains distributions	(1,131)	(258)	-	421
Net unrealized appreciation (depreciation)
of investments	(4,864)	(1,515)	-	(904)
Net increase (decrease) in net assets from operations	(6,138)	(728)	-	(438)
Changes from principal transactions:
Total unit transactions	(4,926)	1,153	-	972
Increase (decrease) in net assets derived from
principal transactions	(4,926)	1,153	-	972
Total increase (decrease) in net assets	(11,064)	425	-	534
Net assets at December 31, 2011	17,672	23,415	-	5,863

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(64)	2,156	-	93
Total realized gain (loss) on investments
and capital gains distributions	2,052	(361)	-	277
Net unrealized appreciation (depreciation)
of investments	(248)	1,737	-	470
Net increase (decrease) in net assets from operations	1,740	3,532	-	840
Changes from principal transactions:
Total unit transactions	(3,511)	791	-	477
Increase (decrease) in net assets derived from
principal transactions	(3,511)	791	-	477
Total increase (decrease) in net assets	(1,771)	4,323	-	1,317
Net assets at December 31, 2012	$ 15,901	$ 27,738	$ -	$ 7,180

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2012 and 2011 (Dollars in thousands)

Columbia
	Diversified	Royce Total	SMALLCAP	T. Rowe Price
	Equity Income	Return Fund -	World Fund® -	Mid-Cap Value
	Fund - Class R4	Class K	Class R-4	Fund - R Class
Net assets at January 1, 2011	$ 160	$ -	$ 6,996	$ 803

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	(45)	(2)
Total realized gain (loss) on investments
and capital gains distributions	13	-	362	25
Net unrealized appreciation (depreciation)
of investments	(17)	-	(1,543)	(65)
Net increase (decrease) in net assets from operations	(3)	-	(1,226)	(42)
Changes from principal transactions:
Total unit transactions	(89)	-	902	(136)
Increase (decrease) in net assets derived from
principal transactions	(89)	-	902	(136)
Total increase (decrease) in net assets	(92)	-	(324)	(178)
Net assets at December 31, 2011	68	-	6,672	625

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	37	1
Total realized gain (loss) on investments
and capital gains distributions	-	-	365	40
Net unrealized appreciation (depreciation)
of investments	9	-	1,034	74
Net increase (decrease) in net assets from operations	11	-	1,436	115
Changes from principal transactions:
Total unit transactions	9	1	(166)	37
Increase (decrease) in net assets derived from
principal transactions	9	1	(166)	37
Total increase (decrease) in net assets	20	1	1,270	152
Net assets at December 31, 2012	$ 88	$ 1	$ 7,942	$ 777

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Templeton
	T. Rowe Price	Templeton	Global Bond	Templeton
	Value Fund -	Foreign Fund -	Fund - Advisor	Global Bond
	Advisor Class	Class A	Class	Fund - Class A
Net assets at January 1, 2011	$ 163	$ 1,103	$ -	$ 207,794

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	21	-	10,907
Total realized gain (loss) on investments
and capital gains distributions	(7)	8	-	4,488
Net unrealized appreciation (depreciation)
of investments	-	(196)	-	(22,866)
Net increase (decrease) in net assets from operations	(7)	(167)	-	(7,471)
Changes from principal transactions:
Total unit transactions	17	152	-	9,064
Increase (decrease) in net assets derived from
principal transactions	17	152	-	9,064
Total increase (decrease) in net assets	10	(15)	-	1,593
Net assets at December 31, 2011	173	1,088	-	209,387

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	17	970	10,420
Total realized gain (loss) on investments
and capital gains distributions	10	76	477	9,019
Net unrealized appreciation (depreciation)
of investments	21	81	655	9,438
Net increase (decrease) in net assets from operations	32	174	2,102	28,877
Changes from principal transactions:
Total unit transactions	21	(88)	34,933	(33,766)
Increase (decrease) in net assets derived from
principal transactions	21	(88)	34,933	(33,766)
Total increase (decrease) in net assets	53	86	37,035	(4,889)
Net assets at December 31, 2012	$ 226	$ 1,174	$ 37,035	$ 204,498

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Invesco Van
			Kampen
	Thornburg	USAA Precious	American
	International	Metals and	Franchise
	Value Fund -	Minerals Fund -	Fund - Class I	Diversified
	Class R4	Adviser Shares	Shares	Value Portfolio
Net assets at January 1, 2011	$ -	$ -	$ -	$ 86

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(18)	-	1
Total realized gain (loss) on investments
and capital gains distributions	-	471	-	(1)
Net unrealized appreciation (depreciation)
of investments	(9)	(1,523)	-	3
Net increase (decrease) in net assets from operations	(8)	(1,070)	-	3
Changes from principal transactions:
Total unit transactions	63	5,893	-	(7)
Increase (decrease) in net assets derived from
principal transactions	63	5,893	-	(7)
Total increase (decrease) in net assets	55	4,823	-	(4)
Net assets at December 31, 2011	55	4,823	-	82

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(62)	(138)	1
Total realized gain (loss) on investments
and capital gains distributions	(4)	(1,220)	(115)	(2)
Net unrealized appreciation (depreciation)
of investments	10	252	(476)	13
Net increase (decrease) in net assets from operations	7	(1,030)	(729)	12
Changes from principal transactions:
Total unit transactions	(28)	4,288	20,484	(7)
Increase (decrease) in net assets derived from
principal transactions	(28)	4,288	20,484	(7)
Total increase (decrease) in net assets	(21)	3,258	19,755	5
Net assets at December 31, 2012	$ 34	$ 8,081	$ 19,755	$ 87

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Victory Small
		Small Company	Company
	Equity Income	Growth	Opportunity	Wanger
	Portfolio	Portfolio	Fund - Class R	International
Net assets at January 1, 2011	$ 303	$ 110	$ -	$ 25,898

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(1)	-	1,059
Total realized gain (loss) on investments
and capital gains distributions	(10)	(1)	-	425
Net unrealized appreciation (depreciation)
of investments	34	2	-	(5,864)
Net increase (decrease) in net assets from operations	28	-	-	(4,380)
Changes from principal transactions:
Total unit transactions	20	(18)	1	3,110
Increase (decrease) in net assets derived from
principal transactions	20	(18)	1	3,110
Total increase (decrease) in net assets	48	(18)	1	(1,270)
Net assets at December 31, 2011	351	92	1	24,628

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	-	-	149
Total realized gain (loss) on investments
and capital gains distributions	(1)	19	1	3,305
Net unrealized appreciation (depreciation)
of investments	42	(11)	-	1,857
Net increase (decrease) in net assets from operations	46	8	1	5,311
Changes from principal transactions:
Total unit transactions	49	(75)	11	3,619
Increase (decrease) in net assets derived from
principal transactions	49	(75)	11	3,619
Total increase (decrease) in net assets	95	(67)	12	8,930
Net assets at December 31, 2012	$ 446	$ 25	$ 13	$ 33,558

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

			Washington	Washington
			Mutual	Mutual
			Investors	Investors
			FundSM, Inc. -	FundSM, Inc. -
	Wanger Select	Wanger USA	Class R-3	Class R-4
Net assets at January 1, 2011	$ 102,870	$ 35,896	$ 4,515	$ 82,473

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,284	(341)	61	1,055
Total realized gain (loss) on investments
and capital gains distributions	115	3,042	(238)	(372)
Net unrealized appreciation (depreciation)
of investments	(19,640)	(4,528)	439	4,272
Net increase (decrease) in net assets from operations	(18,241)	(1,827)	262	4,955
Changes from principal transactions:
Total unit transactions	(6,253)	6,065	(312)	409
Increase (decrease) in net assets derived from
principal transactions	(6,253)	6,065	(312)	409
Total increase (decrease) in net assets	(24,494)	4,238	(50)	5,364
Net assets at December 31, 2011	78,376	40,134	4,465	87,837

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(338)	(239)	60	1,112
Total realized gain (loss) on investments
and capital gains distributions	(987)	2,050	(160)	38
Net unrealized appreciation (depreciation)
of investments	14,495	6,347	595	8,872
Net increase (decrease) in net assets from operations	13,170	8,158	495	10,022
Changes from principal transactions:
Total unit transactions	(9,239)	7,921	(579)	(2,903)
Increase (decrease) in net assets derived from
principal transactions	(9,239)	7,921	(579)	(2,903)
Total increase (decrease) in net assets	3,931	16,079	(84)	7,119
Net assets at December 31, 2012	$ 82,307	$ 56,213	$ 4,381	$ 94,956

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2012 and 2011
(Dollars in thousands)

	Wells Fargo	Wells Fargo
	Advantage	Advantage
	Small Cap	Special Small
	Value Fund -	Cap Value
	Class A	Fund - Class A
Net assets at January 1, 2011	$ 118	$ 99,165

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(932)
Total realized gain (loss) on investments
and capital gains distributions	(2)	(2,970)
Net unrealized appreciation (depreciation)
of investments	(9)	958
Net increase (decrease) in net assets from operations	(12)	(2,944)
Changes from principal transactions:
Total unit transactions	2	(7,155)
Increase (decrease) in net assets derived from
principal transactions	2	(7,155)
Total increase (decrease) in net assets	(10)	(10,099)
Net assets at December 31, 2011	108	89,066

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(973)
Total realized gain (loss) on investments
and capital gains distributions	7	(2,595)
Net unrealized appreciation (depreciation)
of investments	6	14,263
Net increase (decrease) in net assets from operations	13	10,695
Changes from principal transactions:
Total unit transactions	14	(5,678)
Increase (decrease) in net assets derived from
principal transactions	14	(5,678)
Total increase (decrease) in net assets	27	5,017
Net assets at December 31, 2012	$ 135	$ 94,083

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
ILIAC is an indirect, wholly owned subsidiary of ING U.S., Inc. (name changed from
ING America Insurance Holdings, Inc.), an insurance holding company domiciled in the
State of Delaware. ING U.S., Inc. is an indirect, wholly owned subsidiary of ING Groep,
N.V. (“ING”), a global financial services holding company based in The Netherlands.

ING has announced the anticipated separation of its global banking and insurance businesses. While all options for effecting this separation remain open, ING has announced that the base case for this separation includes an initial public offering ("IPO")
of ING U.S., Inc., which together with its subsidiaries, constitutes ING's U.S.-based retirement, investment management, and insurance operations. ING U.S., Inc. filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission
(“SEC”) on November 9, 2012, which was amended on January 23, 2013 and March 19,
2013, in connection with the proposed IPO of its common stock.

The Account is registered as a unit investment trust with the SEC under the Investment
Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2012, the Account had 309 investment divisions (the “Divisions”), 123 of which invest in independently managed mutual funds and 186 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2012 and related Trusts are as follows:

	AIM Growth Series:	AIM Sector Funds:
	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Value Fund - Class A
	Invesco Small Cap Growth Fund - Class A	AIM Variable Insurance Funds:
	AIM International Mutual Funds:	Invesco V.I. Core Equity Fund - Series I Shares
	Invesco International Growth Fund - Class R5	The Alger Funds:
	AIM Investment Funds:	Alger Capital Appreciation Fund- Class A
	Invesco Endeavor Fund- Class A	The Alger Funds II:
	Invesco Global Health Care Fund - Investor Class	Alger Green Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

AllianceBernstein Growth and Income Fund, Inc.:	Dodge & Cox Funds:
AllianceBernstein Growth and Income Fund, Inc. - Class A	Dodge & Cox International Stock Fund
AllianceBernstein Variable Products Series Fund, Inc.:	Dodge & Cox Stock Fund
AllianceBernstein Growth and Income Portfolio - Class A	DWS Institutional Funds:
Allianz Funds:	DWS Equity 500 Index Fund - Class S
Allianz NFJ Dividend Value Fund - Class A	Eaton Vance Special Investment Trust:
Allianz NFJ Large-Cap Value Fund - Institutional Class	Eaton Vance Large-Cap Value Fund - Class R
Allianz NFJ Small-Cap Value Fund - Class A	EuroPacific Growth Fund®:
Amana Mutual Funds Trust:	EuroPacific Growth Fund® - Class R-3
Amana Growth Fund	EuroPacific Growth Fund® - Class R-4
Amana Income Fund	Fidelity® Contrafund®:
American Balanced Fund®, Inc.:	Fidelity® Advisor New Insights Fund -
American Balanced Fund® - Class R-3	Institutional Class
American Century Government Income Trust:	Fidelity® Variable Insurance Products:
American Century Inflation-Adjusted Bond Fund -	Fidelity® VIP Equity-Income Portfolio -
Investor Class	Initial Class
American Century Quantitative Equity Funds, Inc.:	Fidelity® VIP Growth Portfolio - Initial Class
American Century Income & Growth Fund - A Class	Fidelity® VIP High Income Portfolio - Initial Class
American Mutual Fund®:	Fidelity® VIP Overseas Portfolio - Initial Class
American Funds American Mutual Fund® - Class R-4	Fidelity® Variable Insurance Products II:
Ariel Investment Trust:	Fidelity® VIP Contrafund® Portfolio - Initial Class
Ariel Appreciation Fund - Investor Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Ariel Fund - Investor Class	Fidelity® Variable Insurance Products III:
Artisan Funds, Inc.:	Fidelity® VIP Mid Cap Portfolio - Initial Class
Artisan International Fund - Investor Shares	Fidelity® Variable Insurance Products V:
Aston Funds:	Fidelity® VIP Asset ManagerSM Portfolio -
Aston/Fairpointe Mid Cap Fund - Class N	Initial Class
BlackRock Equity Dividend Fund:	Franklin Mutual Series Fund Inc.:
BlackRock Equity Dividend Fund - Investor A Shares	Mutual Global Discovery Fund - Class R
BlackRock Mid Cap Value Opportunities Series, Inc.:	Franklin Strategic Series:
BlackRock Mid Cap Value Opportunities Fund -	Franklin Small-Mid Cap Growth Fund - Class A
Investor A Shares	Franklin Templeton Variable Insurance Products Trust:
The Bond Fund of AmericaSM, Inc.:	Franklin Small Cap Value Securities Fund - Class 2
The Bond Fund of AmericaSM, Inc. - Class R-4	Fundamental InvestorsSM, Inc.:
Calvert Variable Series, Inc.:	Fundamental InvestorsSM, Inc. - Class R-3
Calvert VP SRI Balanced Portfolio	Fundamental InvestorsSM, Inc. - Class R-4
Capital World Growth & Income FundSM, Inc.:	The Growth Fund of America®, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	The Growth Fund of America® - Class R-3
Cohen & Steers Realty Shares, Inc.:	The Growth Fund of America® - Class R-4
Cohen & Steers Realty Shares	Hartford Mutual Funds, Inc.:
Columbia Acorn Trust:	The Hartford Capital Appreciation Fund - Class R4
ColumbiaSM Acorn Fund® - Class A	The Hartford Dividend and Growth Fund - Class R4
ColumbiaSM Acorn Fund® - Class Z	The Income Fund of America®, Inc.:
Columbia Funds Series Trust:	The Income Fund of America® - Class R-3
Columbia Mid Cap Value Fund - Class A	ING Balanced Portfolio, Inc.:
Columbia Mid Cap Value Fund - Class Z	ING Balanced Portfolio - Class I
CRM Mutual Fund Trust:	ING Equity Trust:
CRM Mid Cap Value Fund - Investor Shares	ING Growth Opportunities Fund - Class A
Delaware Group Adviser Funds:	ING Real Estate Fund - Class A
Delaware Diversified Income Fund - Class A	ING Value Choice Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Funds Trust:	ING Investors Trust (continued):
ING GNMA Income Fund - Class A	ING Limited Maturity Bond portfolio - Adviser Class
ING Intermediate Bond Fund - Class A	ING Marsico Growth Portfolio - Institutional Class
ING Intermediate Bond Portfolio:	ING Marsico Growth Portfolio - Service Class
ING Intermediate Bond Portfolio - Class I	ING MFS Total Return Portfolio - Adviser Class
ING Intermediate Bond Portfolio - Class S	ING MFS Total Return Portfolio - Institutional Class
ING Investors Trust:	ING MFS Total Return Portfolio - Service Class
ING BlackRock Health Sciences Opportunities Portfolio -	ING MFS Utilities Portfolio - Service Class
Service Class	ING Morgan Stanley Global Franchise Portfolio -
ING BlackRock Inflation Protected Bond Portfolio -	Adviser Class
Adviser Class	ING PIMCO High Yield Portfolio - Adviser Class
ING BlackRock Large Cap Growth Portfolio -	ING PIMCO High Yield Portfolio - Institutional Class
Institutional Class	ING PIMCO High Yield Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Pioneer Fund Portfolio - Institutional Class
ING BlackRock Large Cap Growth Portfolio -	ING Pioneer Fund Portfolio - Service Class
Service 2 Class	ING Pioneer Mid Cap Value Portfolio - Adviser Class
ING Clarion Global Real Estate Portfolio - Adviser Class	ING Pioneer Mid Cap Value Portfolio - Institutional Class
ING Clarion Global Real Estate Portfolio -	ING Pioneer Mid Cap Value Portfolio - Service Class
Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio -
ING Clarion Real Estate Portfolio - Adviser Class	Adviser Class
ING Clarion Real Estate Portfolio -	ING T.Rowe Price Capital Appreciation Portfolio -
Institutional Class	Institutional Class
ING Clarion Real Estate Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio -
ING FMRSM Diversified Mid Cap Portfolio -	Service Class
Institutional Class	ING T. Rowe Price Equity Income Portfolio - Adviser Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio -	ING T. Rowe Price International Stock Portfolio -
Service 2 Class	Adviser Class
ING Global Resources Portfolio - Adviser Class	ING T. Rowe Price International Stock Portfolio -
ING Global Resources Portfolio - Institutional Class	Service Class
ING Global Resources Portfolio - Service Class	ING Templeton Global Growth Portfolio -
ING Invesco Van Kampen Growth and Income Portfolio -	Institutional Class
Institutional Class	ING Templeton Global Growth Portfolio - Service Class
ING Invesco Van Kampen Growth and Income Portfolio -	ING U.S. Stock Index Portfolio - Institutional Class
Service Class	ING Money Market Portfolio:
ING JPMorgan Emerging Markets Equity Portfolio -	ING Money Market Portfolio - Class I
Adviser Class	ING Mutual Funds:
ING JPMorgan Emerging Markets Equity Portfolio -	ING Global Real Estate Fund - Class A
Institutional Class	ING International SmallCap Fund - Class A
ING JPMorgan Emerging Markets Equity Portfolio -	ING Partners, Inc.:
Service Class	ING American Century Small-Mid Cap Value Portfolio -
ING JPMorgan Small Cap Core Equity Portfolio -	Adviser Class
Adviser Class	ING American Century Small-Mid Cap Value Portfolio -
ING JPMorgan Small Cap Core Equity Portfolio -	Initial Class
Institutional Class	ING American Century Small-Mid Cap Value Portfolio -
ING JPMorgan Small Cap Core Equity Portfolio -	Service Class
Service Class	ING Baron Growth Portfolio - Adviser Class
ING Large Cap Growth Portfolio - Adviser Class	ING Baron Growth Portfolio - Service Class
ING Large Cap Growth Portfolio - Institutional Class	ING Columbia Small Cap Value II Portfolio - Adviser Class
ING Large Cap Growth Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Service Class
ING Large Cap Value Portfolio - Institutional Class
ING Large Cap Value Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Partners, Inc. (continued):
ING Davis New York Venture Portfolio - Service Class	ING Solution 2025 Portfolio - Initial Class
ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class
ING Global Bond Portfolio - Adviser Class	ING Solution 2025 Portfolio - Service 2 Class
ING Global Bond Portfolio - Initial Class	ING Solution 2035 Portfolio - Adviser Class
ING Global Bond Portfolio - Service Class	ING Solution 2035 Portfolio - Initial Class
ING Growth and Income Core Portfolio - Adviser Class	ING Solution 2035 Portfolio - Service Class
ING Growth and Income Core Portfolio - Initial Class	ING Solution 2035 Portfolio - Service 2 Class
ING Index Solution 2015 Portfolio - Initial Class	ING Solution 2045 Portfolio - Adviser Class
ING Index Solution 2015 Portfolio - Service Class	ING Solution 2045 Portfolio - Initial Class
ING Index Solution 2015 Portfolio - Service 2 Class	ING Solution 2045 Portfolio - Service Class
ING Index Solution 2025 Portfolio - Initial Class	ING Solution 2045 Portfolio - Service 2 Class
ING Index Solution 2025 Portfolio - Service Class	ING Solution 2055 Portfolio - Initial Class
ING Index Solution 2025 Portfolio - Service 2 Class	ING Solution 2055 Portfolio - Service Class
ING Index Solution 2035 Portfolio - Initial Class	ING Solution 2055 Portfolio - Service 2 Class
ING Index Solution 2035 Portfolio - Service Class	ING Solution Growth Portfolio - Service Class
ING Index Solution 2035 Portfolio - Service 2 Class	ING Solution Income Portfolio - Adviser Class
ING Index Solution 2045 Portfolio - Initial Class	ING Solution Income Portfolio- Initial Class
ING Index Solution 2045 Portfolio - Service Class	ING Solution Income Portfolio - Service Class
ING Index Solution 2045 Portfolio - Service 2 Class	ING Solution Income Portfolio - Service 2 Class
ING Index Solution 2055 Portfolio - Initial Class	ING Solution Moderate Portfolio - Service Class
ING Index Solution 2055 Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
ING Index Solution 2055 Portfolio - Service 2 Class	Adviser Class
ING Index Solution Income Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
ING Index Solution Income Portfolio - Service 2 Class	Initial Class
ING Invesco Van Kampen Comstock Portfolio -	ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Adviser Class	Service Class
ING Invesco Van Kampen Comstock Portfolio -	ING T. Rowe Price Growth Equity Portfolio -
Service Class	Adviser Class
ING Invesco Van Kampen Equity and Income Portfolio -	ING T. Rowe Price Growth Equity Portfolio - Initial Class
Adviser Class	ING T. Rowe Price Growth Equity Portfolio - Service Class
ING Invesco Van Kampen Equity and Income Portfolio -	ING Templeton Foreign Equity Portfolio - Adviser Class
Initial Class	ING Templeton Foreign Equity Portfolio - Initial Class
ING Invesco Van Kampen Equity and Income Portfolio -	ING Templeton Foreign Equity Portfolio - Service Class
Service Class	ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING JPMorgan Mid Cap Value Portfolio - Initial Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Series Fund, Inc.:
ING Oppenheimer Global Portfolio - Adviser Class	ING Core Equity Research Fund - Class A
ING Oppenheimer Global Portfolio - Initial Class	ING Strategic Allocation Portfolios, Inc.:
ING Oppenheimer Global Portfolio - Service Class	ING Strategic Allocation Conservative Portfolio - Class I
ING PIMCO Total Return Portfolio - Adviser Class	ING Strategic Allocation Growth Portfolio - Class I
ING PIMCO Total Return Portfolio - Initial Class	ING Strategic Allocation Moderate Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING Variable Funds:
ING Pioneer High Yield Portfolio - Initial Class	ING Growth and Income Portfolio - Class A
ING Pioneer High Yield Portfolio - Service Class	ING Growth and Income Portfolio - Class I
ING Solution 2015 Portfolio - Adviser Class	ING Growth and Income Portfolio - Class S
ING Solution 2015 Portfolio - Initial Class	ING Variable Insurance Trust:
ING Solution 2015 Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 11
ING Solution 2015 Portfolio - Service 2 Class
ING Solution 2025 Portfolio - Adviser Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Variable Portfolios, Inc.:	JPMorgan Trust II:
ING BlackRock Science and Technology Opportunities	JPMorgan Government Bond Fund - Select Class
Portfolio - Adviser Class	The Lazard Funds, Inc.:
ING BlackRock Science and Technology Opportunities	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Portfolio - Class I	LKCM Funds:
ING Index Plus LargeCap Portfolio - Class I	LKCM Aquinas Growth Fund
ING Index Plus LargeCap Portfolio - Class S	Loomis Sayles Funds I:
ING Index Plus MidCap Portfolio - Class I	Loomis Sayles Small Cap Value Fund - Retail Class
ING Index Plus MidCap Portfolio - Class S	Lord Abbett Developing Growth Fund, Inc.:
ING Index Plus SmallCap Portfolio - Class I	Lord Abbett Developing Growth Fund, Inc. - Class A
ING Index Plus SmallCap Portfolio - Class S	Lord Abbett Investment Trust:
ING International Index Portfolio - Class I	Lord Abbett Core Fixed Income Fund - Class A
ING International Index Portfolio - Class S	Lord Abbett Mid Cap Value Fund, Inc.:
ING Russell™ Large Cap Growth Index Portfolio - Class I	Lord Abbett Mid-Cap Stock Fund, Inc. - Class A
ING Russell™ Large Cap Growth Index Portfolio - Class S	Lord Abbett Research Fund, Inc.:
ING Russell™ Large Cap Index Portfolio - Class I	Lord Abbett Small-Cap Value Fund - Class A
ING Russell™ Large Cap Index Portfolio - Class S	Lord Abbett Securities Trust:
ING Russell™ Large Cap Value Index Portfolio - Class I	Lord Abbett Fundamental Equity Fund - Class A
ING Russell™ Large Cap Value Index Portfolio - Class S	Lord Abbett Series Fund, Inc.:
ING Russell™ Mid Cap Growth Index Portfolio - Class S	Lord Abbett Series Fund - Mid-Cap Stock Portfolio -
ING Russell™ Mid Cap Index Portfolio - Class I	Class VC
ING Russell™ Small Cap Index Portfolio - Class I	MainStay Funds:
ING Small Company Portfolio - Class I	MainStay Large Cap Growth Fund - Class R3
ING Small Company Portfolio - Class S	Massachusetts Investors Growth Stock Fund:
ING U.S. Bond Index Portfolio - Class I	Massachusetts Investors Growth Stock Fund - Class A
ING Variable Products Trust:	Neuberger Berman Equity Funds®:
ING International Value Portfolio - Class I	Neuberger Berman Genesis Fund® - Trust Class
ING International Value Portfolio - Class S	Neuberger Berman Socially Responsive Fund® -
ING MidCap Opportunities Portfolio - Class I	Trust Class
ING MidCap Opportunities Portfolio - Class S	New Perspective Fund®, Inc.:
ING SmallCap Opportunities Portfolio - Class I	New Perspective Fund®, Inc. - Class R-3
ING SmallCap Opportunities Portfolio - Class S	New Perspective Fund®, Inc. - Class R-4
Janus Aspen Series:	Oppenheimer Capital Appreciation Fund:
Janus Aspen Series Balanced Portfolio -	Oppenheimer Capital Appreciation Fund - Class A
Institutional Shares	Oppenheimer Developing Markets Fund:
Janus Aspen Series Enterprise Portfolio -	Oppenheimer Developing Markets Fund - Class A
Institutional Shares	Oppenheimer Developing Markets Fund - Class Y
Janus Aspen Series Flexible Bond Portfolio -	Oppenheimer Gold & Special Minerals Fund:
Institutional Shares	Oppenheimer Gold & Special Minerals Fund - Class A
Janus Aspen Series Janus Portfolio - Institutional Shares	Oppenheimer International Bond Fund:
Janus Aspen Series Worldwide Portfolio -	Oppenheimer International Bond Fund - Class A
Institutional Shares

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Oppenheimer Variable Account Funds:	T. Rowe Price Value Fund, Inc.:
Oppenheimer Global Securities/VA	T. Rowe Price Value Fund - Advisor Class
Oppenheimer Global Strategic Income Fund/VA	Templeton Funds, Inc.:
Oppenheimer Main Street Fund®/VA	Templeton Foreign Fund - Class A
Oppenheimer Main Street Small - & Mid-Cap Fund®/VA	Templeton Income Trust:
Oppenheimer Small & Mid-Cap Growth Fund/VA	Templeton Global Bond Fund- Advisor class
Parnassus Income Funds:	Templeton Global Bond Fund - Class A
Parnassus Equity Income Fund - Investor Shares	Thornburg Investment Trust:
Pax World Funds Series Trust I:	Thornburg International Value Fund - Class R4
Pax World Balanced Fund - Individual Investor Class	USAA Investment Trust:
PIMCO Variable Insurance Trust:	USAA Precious Metals and Minerals Fund -
PIMCO Real Return Portfolio - Administrative Class	Adviser Shares
Pioneer Equity Income Fund:	Van Kampen Equity Trust II:
Pioneer Equity Income Fund - Class Y	Invesco Van Kampen American Franchise Fund -
Pioneer High Yield Fund:	Class I Shares
Pioneer High Yield Fund - Class A	Vanguard® Variable Insurance Fund:
Pioneer Strategic Income Fund:	Diversified Value Portfolio
Pioneer Strategic Income Fund - Class A	Equity Income Portfolio
Pioneer Variable Contracts Trust:	Small Company Growth Portfolio
Pioneer Emerging Markets VCT Portfolio - Class I	The Victory Portfolio:
Pioneer High Yield VCT Portfolio - Class I	Victory Small Company Opportunity Fund - Class R
RiverSource® Investment Series, Inc.:	Wanger Advisors Trust:
Columbia Diversified Equity Income Fund - Class R4	Wanger International
Columbia Diversified Equity Income Fund - Class K	Wanger Select
The Royce Fund:	Wanger USA
Royce Total Return Fund - Class K	Washington Mutual Investors FundSM, Inc.:
SmallCap World Fund, Inc.:	Washington Mutual Investors FundSM, Inc. - Class R-3
SMALLCAP World Fund® - Class R-4	Washington Mutual Investors FundSM, Inc. - Class R-4
T. Rowe Price Mid-Cap Value Fund, Inc.:	Wells Fargo Funds Trust:
T. Rowe Price Mid-Cap Value Fund - R Class	Wells Fargo Advantage Small Cap Value Fund - Class A
Wells Fargo Advantage Special Small Cap Values Fund -
Class A

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The names of certain Trusts and Divisions were changed during 2012. The following is a summary of current and former names for those Trusts and Divisions:

	Current Name	Former Name
	AIM Growth Series	Invesco Growth Series
	AIM Investment Funds	Invesco Investment Funds
	AIM Sector Funds:	Invesco Sector Funds:
	Invesco Small Cap Value Fund - Class A	Invesco Van Kampen Small Cap Value Fund - Class A
	Invesco Small Cap Value Fund - Class Y	Invesco Van Kampen Small Cap Value Fund - Class Y
	AIM Variable Insurance Funds	Invesco Variable Insurance Funds
	ING Mutual Funds:	ING Mutual Funds:
	ING International SmallCap Fund - Class A	ING International SmallCap Multi-Manager Fund - Class A
	ING Partners, Inc.:	ING Partners, Inc.:
	ING Baron Growth Portfolio - Adviser Class	ING Baron Small Cap Growth Portfolio - Adviser Class
	ING Baron Growth Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class
	ING Growth and Income Core Portfolio - Adviser Class	ING Thornburg Value Portfolio - Adviser Class
	ING Growth and Income Core Portfolio - Initial Class	ING Thornburg Value Portfolio - Initial Class
	Lord Abbett Mid Cap Stock Fund, Inc.:	Lord Abbett Mid Cap Value Fund, Inc.:
	Lord Abbett Mid Cap Stock Fund, Inc. - Class A	Lord Abbett Mid-Cap Value Fund, Inc. - Class A
	Lord Abbett Series Fund, Inc.:	Lord Abbett Series Fund, Inc.:
	Lord Abbett Series Fund - Mid-Cap Stock Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
	RiverSource® Investment Series, Inc.:	RiverSource® Investment Series, Inc.:
	Columbia Diversified Equity Income Fund - Class K	Columbia Diversified Equity Income Fund - Class R-4
	Columbia Diversified Equity Income Fund - Class R4	Columbia Diversified Equity Income Fund - Class R-3

During 2012, the following Divisions were closed to contract owners:

AIM Sector Funds:
Invesco Small Cap Value Fund - Class Y
AIM Variable Insurance Funds:
Invesco V.I. Capital Appreciation Fund - Series I Shares
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class
ING Mutual Funds:
ING International Capital Appreciation Fund - Class I
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 7
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
Pioneer Variable Contracts Trust:
Pioneer Mid Cap Value VCT Portfolio - Class I

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code
(“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of ILIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company to the extent that benefits to be paid to the contract owners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contract owner activity, including deposits, surrenders

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to
(from) ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2012 and for the years ended
December 31, 2012 and 2011, were issued.

3.	Financial Instruments

The Account invests assets in shares of open-end mutual funds and funds of funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2012 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2012. The Account had no financial liabilities as of
December 31, 2012.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§ Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
§ Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the
Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 6.00% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is generally deducted at an annual rate of up to 1.75% of the assets attributable to the Contracts. In addition, a subaccount administrative adjustment charge of up to 0.80% may be charged as specified in the Contract. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $50 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.
These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contract owner’s state of residence and currently ranges up to 4.00% of premiums.
These charges are assessed through the redemption of units.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.25% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdraw benefits.
The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

These charges are assessed through either a reduction in unit values or the redemption of units.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts may be waived by ILIAC. ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.	Related Party Transactions

During the year ended December 31, 2012, management fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment adviser to ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreements provided for fees at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Equity Trust,
ING Funds Trust, ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING
Mutual Funds, ING Series Fund, Inc., ING Strategic Allocation Portfolios, Inc., ING
Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and ING
Variable Products Trust. The Trusts’ advisory agreements provided for fees at annual rates ranging from 0.08% to 0.98% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities

	The aggregate cost of purchases and proceeds from sales of investments for the year
	ended December 31, 2012 follow:
		Purchases	Sales
		(Dollars in thousands)
	AIM Growth Series:
	Invesco Mid Cap Core Equity Fund - Class A	$ 914	$ 1,379
	Invesco Small Cap Growth Fund - Class A	11	19
	AIM International Mutual Funds:
	Invesco International Growth Fund - Class R5	30	-
	AIM Investment Funds:
	Invesco Endeavor Fund - Class A	37	-
	Invesco Global Health Care Fund - Investor Class	124	89
	AIM Sector Funds:
	Invesco Small Cap Value Fund - Class A	117	58
	Invesco Small Cap Value Fund - Class Y	1,826	11,794
	AIM Variable Insurance Funds:
	Invesco V.I. Capital Appreciation Fund - Series I Shares	419	22,355
	Invesco V.I. Core Equity Fund - Series I Shares	1,081	5,444
	The Alger Funds:
	Alger Capital Appreciation Fund - Class A	502	20
	The Alger Funds II:
	Alger Green Fund - Class A	484	327
	AllianceBernstein Growth and Income Fund, Inc.:
	AllianceBernstein Growth and Income Fund, Inc. - Class A	26	25
	AllianceBernstein Variable Products Series Fund, Inc.:
	AllianceBernstein Growth and Income Portfolio - Class A	63	134
	Allianz Funds:
	Allianz NFJ Dividend Value Fund - Class A	33	25
	Allianz NFJ Large-Cap Value Fund - Institutional Class	960	4,301
	Allianz NFJ Small-Cap Value Fund - Class A	110	115
	Amana Mutual Funds Trust:
	Amana Growth Fund	7,452	3,068
	Amana Income Fund	11,539	3,447
	American Balanced Fund®, Inc.:
	American Balanced Fund® - Class R-3	818	1,440
	American Century Government Income Trust:
	American Century Inflation-Adjusted Bond Fund - Investor Class	18,198	8,681
	American Century Quantitative Equity Funds, Inc.:
	American Century Income & Growth Fund - A Class	941	564
	American Mutual Fund®:
	American Funds American Mutual Fund® - Class R-4	57	3
	Ariel Investment Trust:
	Ariel Appreciation Fund - Investor Class	280	137
	Ariel Fund - Investor Class	1,452	1,744
	Artisan Funds, Inc.:
	Artisan International Fund - Investor Shares	2,183	569
	Aston Funds:
	Aston/Fairpointe Mid Cap Fund - Class N	3,496	924

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	$ 536	$ 77
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	3,185	1,981
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	2,690	1,267
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	3,081	4,948
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	95	64
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares	2,092	628
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	17	8
ColumbiaSM Acorn Fund® - Class Z	2,395	14,268
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	543	806
Columbia Mid Cap Value Fund - Class Z	691	6,545
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	25	43
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	809	-
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	118	61
Dodge & Cox Stock Fund	28	28
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	77	41
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	49	6
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	959	3,275
EuroPacific Growth Fund® - Class R-4	15,351	21,711
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	218	57
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	29,398	38,558
Fidelity® VIP Growth Portfolio - Initial Class	4,715	23,698
Fidelity® VIP High Income Portfolio - Initial Class	4,141	2,474
Fidelity® VIP Overseas Portfolio - Initial Class	1,914	5,284
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	38,956	86,415
Fidelity® VIP Index 500 Portfolio - Initial Class	8,734	8,810
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	4,029	2,473
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	2,171	2,472

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	$ 483	$ 996
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	122	271
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	5,505	21,912
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	197	255
Fundamental InvestorsSM, Inc. - Class R-4	4,259	4,210
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	1,207	5,689
The Growth Fund of America® - Class R-4	7,203	42,810
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	226	272
The Hartford Dividend And Growth Fund - Class R4	259	30
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	449	740
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	11,671	35,310
ING Equity Trust:
ING Growth Opportunities Fund - Class A	63	-
ING Real Estate Fund - Class A	271	679
ING Value Choice Fund - Class A	1	-
ING Funds Trust:
ING GNMA Income Fund - Class A	1,534	1,859
ING Intermediate Bond Fund - Class A	821	1,048
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	43,402	39,206
ING Intermediate Bond Portfolio - Class S	307	65
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	669	22,315
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	3,619	2,314
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	88	65
ING BlackRock Large Cap Growth Portfolio - Institutional Class	3,930	11,335
ING BlackRock Large Cap Growth Portfolio - Service Class	6	128
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	30	33
ING Clarion Global Real Estate Portfolio - Adviser Class	5	1
ING Clarion Global Real Estate Portfolio - Institutional Class	14,187	6,595
ING Clarion Real Estate Portfolio - Adviser Class	24	4
ING Clarion Real Estate Portfolio - Institutional Class	199	365
ING Clarion Real Estate Portfolio - Service Class	7,345	7,837
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	27,611	624
ING FMRSM Diversified Mid Cap Portfolio - Service Class	8,008	31,829
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	-	6
ING Global Resources Portfolio - Adviser Class	-	-
ING Global Resources Portfolio - Institutional Class	-	3
ING Global Resources Portfolio - Service Class	6,330	22,447
ING Invesco Van Kampen Growth and Income Portfolio - Institutional Class	6,553	183
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	5,200	9,676

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust (continued):
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	$ 73	$ 99
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	3,692	4,723
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	3,984	5,211
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	5	-
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	9,104	461
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	6,825	8,834
ING Large Cap Growth Portfolio - Adviser Class	38	14
ING Large Cap Growth Portfolio - Institutional Class	44,093	6,888
ING Large Cap Growth Portfolio - Service Class	251	215
ING Large Cap Value Portfolio - Institutional Class	8,781	28,106
ING Large Cap Value Portfolio - Service Class	109	306
ING Limited Maturity Bond Portfolio - Adviser Class	17	-
ING Marsico Growth Portfolio - Institutional Class	1,866	2,010
ING Marsico Growth Portfolio - Service Class	30	579
ING MFS Total Return Portfolio - Adviser Class	28	101
ING MFS Total Return Portfolio - Institutional Class	3,089	7,224
ING MFS Total Return Portfolio - Service Class	2,016	3,336
ING MFS Utilities Portfolio - Service Class	4,311	5,499
ING Morgan Stanley Global Franchise Portfolio - Adviser Class	16	1
ING PIMCO High Yield Portfolio - Adviser Class	51	32
ING PIMCO High Yield Portfolio - Institutional Class	19,628	2,166
ING PIMCO High Yield Portfolio - Service Class	18,663	13,381
ING Pioneer Fund Portfolio - Institutional Class	1,853	3,616
ING Pioneer Fund Portfolio - Service Class	44	64
ING Pioneer Mid Cap Value Portfolio - Adviser Class	23	1
ING Pioneer Mid Cap Value Portfolio - Institutional Class	2,371	15,047
ING Pioneer Mid Cap Value Portfolio - Service Class	119	133
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class	46	12
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	114,840	4,530
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	65,683	121,055
ING T. Rowe Price Equity Income Portfolio - Adviser Class	153	178
ING T. Rowe Price Equity Income Portfolio - Service Class	6,290	16,322
ING T. Rowe Price International Stock Portfolio - Adviser Class	13	8
ING T. Rowe Price International Stock Portfolio - Service Class	797	1,345
ING Templeton Global Growth Portfolio - Institutional Class	179	175
ING Templeton Global Growth Portfolio - Service Class	981	726
ING U.S. Stock Index Portfolio - Institutional Class	1,648	1,347
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	51,431	98,056
ING Mutual Funds:
ING Global Real Estate Fund - Class A	21	6
ING International Capital Appreciation Fund - Class I	-	2
ING International SmallCap Fund - Class A	118	898

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Purchases		Sales
	(Dollars in thousands)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser Class $	17	$ 14
ING American Century Small-Mid Cap Value Portfolio - Initial Class	9,908	388
ING American Century Small-Mid Cap Value Portfolio - Service Class	10,537	13,628
ING Baron Growth Portfolio - Adviser Class	24	73
ING Baron Growth Portfolio - Service Class	5,198	19,851
ING Columbia Small Cap Value II Portfolio - Adviser Class	23	11
ING Columbia Small Cap Value II Portfolio - Service Class	771	1,002
ING Davis New York Venture Portfolio - Service Class	1,227	2,453
ING Fidelity® VIP Mid Cap Portfolio - Service Class	5	4,389
ING Global Bond Portfolio - Adviser Class	51	81
ING Global Bond Portfolio - Initial Class	17,114	23,544
ING Global Bond Portfolio - Service Class	602	206
ING Growth and Income Core Portfolio - Adviser Class	22	62
ING Growth and Income Core Portfolio - Initial Class	2,235	13,896
ING Index Solution 2015 Portfolio - Initial Class	296	41
ING Index Solution 2015 Portfolio - Service Class	212	6
ING Index Solution 2015 Portfolio - Service 2 Class	252	107
ING Index Solution 2025 Portfolio - Initial Class	802	433
ING Index Solution 2025 Portfolio - Service Class	34	1
ING Index Solution 2025 Portfolio - Service 2 Class	533	153
ING Index Solution 2035 Portfolio - Initial Class	529	223
ING Index Solution 2035 Portfolio - Service Class	81	2
ING Index Solution 2035 Portfolio - Service 2 Class	370	275
ING Index Solution 2045 Portfolio - Initial Class	43	15
ING Index Solution 2045 Portfolio - Service Class	13	1
ING Index Solution 2045 Portfolio - Service 2 Class	319	53
ING Index Solution 2055 Portfolio - Initial Class	19	-
ING Index Solution 2055 Portfolio - Service Class	143	16
ING Index Solution 2055 Portfolio - Service 2 Class	33	3
ING Index Solution Income Portfolio - Service Class	477	4
ING Index Solution Income Portfolio - Service 2 Class	50	14
ING Invesco Van Kampen Comstock Portfolio - Adviser Class	19	32
ING Invesco Van Kampen Comstock Portfolio - Service Class	1,980	7,524
ING Invesco Van Kampen Equity and Income Portfolio - Adviser Class	18	24
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	10,135	28,844
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	50	28
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	15	32
ING JPMorgan Mid Cap Value Portfolio - Initial Class	902	4
ING JPMorgan Mid Cap Value Portfolio - Service Class	6,525	2,833
ING Oppenheimer Global Portfolio - Adviser Class	32	47
ING Oppenheimer Global Portfolio - Initial Class	11,552	64,094
ING Oppenheimer Global Portfolio - Service Class	138	91
ING PIMCO Total Return Portfolio - Adviser Class	194	216
ING PIMCO Total Return Portfolio - Initial Class	306	65
ING PIMCO Total Return Portfolio - Service Class	35,900	23,933

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Pioneer High Yield Portfolio - Initial Class	$ 6,450	$ 4,110
ING Pioneer High Yield Portfolio - Service Class	109	74
ING Solution 2015 Portfolio - Adviser Class	33	20
ING Solution 2015 Portfolio - Initial Class	1,294	45
ING Solution 2015 Portfolio - Service Class	10,247	7,677
ING Solution 2015 Portfolio - Service 2 Class	2,041	6,216
ING Solution 2025 Portfolio - Adviser Class	19	20
ING Solution 2025 Portfolio - Initial Class	508	3
ING Solution 2025 Portfolio - Service Class	15,125	6,751
ING Solution 2025 Portfolio - Service 2 Class	2,966	8,665
ING Solution 2035 Portfolio - Adviser Class	8	120
ING Solution 2035 Portfolio - Initial Class	1,254	4
ING Solution 2035 Portfolio - Service Class	15,813	5,478
ING Solution 2035 Portfolio - Service 2 Class	3,012	6,063
ING Solution 2045 Portfolio - Adviser Class	2	14
ING Solution 2045 Portfolio - Initial Class	900	132
ING Solution 2045 Portfolio - Service Class	11,018	4,002
ING Solution 2045 Portfolio - Service 2 Class	1,905	5,094
ING Solution 2055 Portfolio - Initial Class	125	1
ING Solution 2055 Portfolio - Service Class	2,113	405
ING Solution 2055 Portfolio - Service 2 Class	264	117
ING Solution Growth Portfolio - Service Class	639	355
ING Solution Income Portfolio - Adviser Class	11	72
ING Solution Income Portfolio - Initial Class	1,937	2
ING Solution Income Portfolio - Service Class	3,299	4,452
ING Solution Income Portfolio - Service 2 Class	339	1,031
ING Solution Moderate Portfolio - Service Class	1,002	740
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	62	30
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	33,513	39,149
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	223	253
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	37	156
ING T. Rowe Price Growth Equity Portfolio - Initial Class	21,441	21,173
ING T. Rowe Price Growth Equity Portfolio - Service Class	595	311
ING Templeton Foreign Equity Portfolio - Adviser Class	61	36
ING Templeton Foreign Equity Portfolio - Initial Class	24,293	14,034
ING Templeton Foreign Equity Portfolio - Service Class	250	88
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	2	19
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,656	8,903
ING UBS U.S. Large Cap Equity Portfolio - Service Class	7	10
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	35	65
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	4,880	6,201
ING Strategic Allocation Growth Portfolio - Class I	3,485	7,981
ING Strategic Allocation Moderate Portfolio - Class I	4,033	6,869
ING Variable Funds:
ING Growth and Income Portfolio - Class A	26	209
ING Growth and Income Portfolio - Class I	22,944	137,933

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
ING Variable Funds (continued):
ING Growth and Income Portfolio - Class S	$ 464	$ 2,558
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 7	22	967
ING GET U.S. Core Portfolio - Series 8	5	329
ING GET U.S. Core Portfolio - Series 9	2	98
ING GET U.S. Core Portfolio - Series 10	1	46
ING GET U.S. Core Portfolio - Series 11	1	26
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class	-	-
ING BlackRock Science and Technology Opportunities Portfolio - Class I	6,315	8,174
ING Index Plus LargeCap Portfolio - Class I	8,672	34,782
ING Index Plus LargeCap Portfolio - Class S	38	97
ING Index Plus MidCap Portfolio - Class I	8,319	35,134
ING Index Plus MidCap Portfolio - Class S	41	107
ING Index Plus SmallCap Portfolio - Class I	3,944	16,911
ING Index Plus SmallCap Portfolio - Class S	22	50
ING International Index Portfolio - Class I	2,912	2,541
ING International Index Portfolio - Class S	-	2
ING Russell™ Large Cap Growth Index Portfolio - Class I	4,225	1,333
ING Russell™ Large Cap Growth Index Portfolio - Class S	114	182
ING Russell™ Large Cap Index Portfolio - Class I	9,462	2,090
ING Russell™ Large Cap Index Portfolio - Class S	58	5
ING Russell™ Large Cap Value Index Portfolio - Class I	67	24
ING Russell™ Large Cap Value Index Portfolio - Class S	1,378	677
ING Russell™ Mid Cap Growth Index Portfolio - Class S	1,145	1,345
ING Russell™ Mid Cap Index Portfolio - Class I	14,851	817
ING Russell™ Small Cap Index Portfolio - Class I	5,918	895
ING Small Company Portfolio - Class I	8,566	14,581
ING Small Company Portfolio - Class S	26	23
ING U.S. Bond Index Portfolio - Class I	5,657	3,480
ING Variable Products Trust:
ING International Value Portfolio - Class I	3,353	14,229
ING International Value Portfolio - Class S	17	43
ING MidCap Opportunities Portfolio - Class I	15,761	2,527
ING MidCap Opportunities Portfolio - Class S	400	910
ING SmallCap Opportunities Portfolio - Class I	8,045	2,342
ING SmallCap Opportunities Portfolio - Class S	13	24
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	28	8
Janus Aspen Series Enterprise Portfolio - Institutional Shares	20	33
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	5	32
Janus Aspen Series Janus Portfolio - Institutional Shares	9	4
Janus Aspen Series Worldwide Portfolio - Institutional Shares	12	13
JPMorgan Trust II:
JPMorgan Government Bond Fund - Select Class	10	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
The Lazard Funds, Inc.:
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	$ 2,337	$ 1,264
LKCM Funds:
LKCM Aquinas Growth Fund	37	20
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	2,798	769
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc. - Class A	76	58
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	11	3
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund, Inc. - Class A	115	667
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	105	142
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	109	1
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Stock Portfolio - Class VC	3,830	11,354
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	474	54
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	566	337
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund® - Trust Class	32	7
Neuberger Berman Socially Responsive Fund® - Trust Class	1,106	3,543
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	368	2,135
New Perspective Fund®, Inc. - Class R-4	11,759	4,354
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	136	69
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	20,247	53,684
Oppenheimer Developing Markets Fund - Class Y	33,421	967
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	32	20
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	59	72
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA	9	27
Oppenheimer Global Strategic Income Fund/VA	8	10
Oppenheimer Main Street Fund®/VA	1	9
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	1,425	1,403
Oppenheimer Small- & Mid-Cap Growth Fund/VA	34	8
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares	585	1
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	3,296	8,899
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	71,257	16,434

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases		Sales
	(Dollars in thousands)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	$ 1,103	$ 7
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	457		2,926
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	1,303		59
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	1,661		4,717
Pioneer High Yield VCT Portfolio - Class I	6,459		3,513
Pioneer Mid Cap Value VCT Portfolio - Class I		-	-
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	1,499		929
Columbia Diversified Equity Income Fund - Class R-4	11		-
The Royce Fund:
Royce Total Return Fund - K Class	1		-
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	2,639		2,767
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	113		38
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	58		35
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	199		271
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	37,108		744
Templeton Global Bond Fund - Class A	30,355		51,171
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	11		38
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	7,235		2,883
Van Kampen Equity Trust II:
Invesco Van Kampen American Franchise Fund - Class I Shares	22,349		2,003
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	5		11
Equity Income Portfolio	62		8
Small Company Growth Portfolio	6		80
The Victory Portfolios:	-
Victory Small Company Opportunity Fund - Class R	12		-
Wanger Advisors Trust:
Wanger International	9,637		3,197
Wanger Select	2,857		12,436
Wanger USA	15,389		5,198
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	481		993
Washington Mutual Investors FundSM, Inc. - Class R-4	8,546		10,188
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	36		17
Wells Fargo Advantage Special Small Cap Value Fund - Class A	3,326		9,979

	VARIABLE ANNUITY ACCOUNT C OF
	ING LIFE INSURANCE AND ANNUITY COMPANY
	Notes to Financial Statements

7.	Changes in Units

	The changes in units outstanding were as follows:
				Year Ended December 31
			2012			2011
		Units	Units	Net Increase	Units	Units	Net Increase
		Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
	AIM Growth Series:
	Invesco Mid Cap Core Equity Fund - Class A	66,280	123,142	(56,862)	123,436	114,044	9,392
	Invesco Small Cap Growth Fund - Class A	559	1,231	(672)	777	1,409	(632)
	AIM International Mutual Funds:
	Invesco International Growth Fund - Class R5	2,967	1	2,966	-	-	-
	AIM Investment Funds:
	Invesco Endeavor Fund - Class A	4,940	2,454	2,486	12	-	12
	Invesco Global Health Care Fund - Investor Class	3,593	3,006	587	6,490	6,952	(462)
	AIM Sector Funds:
	Invesco Small Cap Value Fund - Class A	9,150	6,811	2,339	8,719	10,521	(1,802)
	Invesco Small Cap Value Fund - Class Y	200,738	1,224,757	(1,024,019)	1,227,672	203,653	1,024,019
	AIM Variable Insurance Funds:
	Invesco V.I. Capital Appreciation Fund - Series I Shares	2	2,402,645	(2,402,643)	364,883	530,972	(166,089)
	Invesco V.I. Core Equity Fund - Series I Shares	283,311	681,336	(398,025)	491,114	817,693	(326,579)
	The Alger Funds:
	Alger Capital Appreciation Fund - Class A	36,919	1,507	35,412	-	-	-
	The Alger Funds II:
	Alger Green Fund - Class A	40,330	27,834	12,496	45,978	37,803	8,175
	AllianceBernstein Growth and Income Fund, Inc.:
	AllianceBernstein Growth and Income Fund, Inc. - Class A	7,899	7,861	38	11,229	14,060	(2,831)
	AllianceBernstein Variable Products Series Fund, Inc.:
	AllianceBernstein Growth and Income Portfolio - Class A	10,619	16,211	(5,592)	8,272	8,882	(610)
	Allianz Funds:
	Allianz NFJ Dividend Value Fund - Class A	7,049	6,821	228	7,160	13,176	(6,016)
	Allianz NFJ Large-Cap Value Fund - Institutional Class	106,748	476,955	(370,207)	212,727	72,516	140,211
	Allianz NFJ Small-Cap Value Fund - Class A	13,164	14,831	(1,667)	11,905	12,400	(495)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Amana Mutual Funds Trust:
Amana Growth Fund	913,133	543,784	369,349	1,503,344	596,113	907,231
Amana Income Fund	1,266,627	623,773	642,854	1,561,603	692,444	869,159
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	119,572	169,481	(49,909)	247,967	299,153	(51,186)
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	2,114,698	1,465,248	649,450	2,983,286	1,106,208	1,877,078
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	159,852	130,012	29,840	143,298	129,427	13,871
American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4	4,912	265	4,647	574	-	574
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	35,333	31,029	4,304	36,207	43,421	(7,214)
Ariel Fund - Investor Class	180,341	207,774	(27,433)	363,536	279,935	83,601
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	299,147	116,039	183,108	209,175	160,594	48,581
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	360,726	160,630	200,096	417,977	155,269	262,708
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	78,914	44,419	34,495	25,625	1,647	23,978
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	256,602	178,498	78,104	383,017	189,349	193,668
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	348,172	237,042	111,130	421,875	370,880	50,995
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	230,939	311,793	(80,854)	250,371	378,281	(127,910)
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	25,871	24,465	1,406	14,291	7,630	6,661
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares	210,600	85,135	125,465	122,771	51,287	71,484

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class A	884	592	292	5,535	613	4,922
ColumbiaSM Acorn Fund® - Class Z	189,532	1,198,349	(1,008,817)	555,268	174,473	380,795
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	90,325	115,934	(25,609)	147,759	133,356	14,403
Columbia Mid Cap Value Fund - Class Z	66,661	623,498	(556,837)	466,216	182,395	283,821
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	7,697	9,026	(1,329)	10,184	9,340	844
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	81,372	2,072	79,300	-	-	-
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	14,828	9,687	5,141	13,940	422	13,518
Dodge & Cox Stock Fund	2,471	2,536	(65)	2,198	-	2,198
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	4,779	2,638	2,141	5,643	2,294	3,349
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	3,671	567	3,104	2,344	1,609	735
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	209,152	363,364	(154,212)	298,079	391,134	(93,055)
EuroPacific Growth Fund® - Class R-4	4,855,811	5,424,908	(569,097)	3,740,227	4,038,723	(298,496)
Fidelity® Contrafund®:
Fidelity® Advisor New Insights Fund - Institutional Class	24,464	12,164	12,300	24,980	6,470	18,510
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,201,418	3,749,583	(1,548,165)	2,242,225	3,425,223	(1,182,998)
Fidelity® VIP Growth Portfolio - Initial Class	1,457,352	2,378,324	(920,972)	2,439,098	2,928,549	(489,451)
Fidelity® VIP High Income Portfolio - Initial Class	340,794	258,609	82,185	340,019	381,872	(41,853)
Fidelity® VIP Overseas Portfolio - Initial Class	315,220	572,696	(257,476)	521,630	656,206	(134,576)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	11,010,210	12,594,235	(1,584,025)	7,330,581	8,462,908	(1,132,327)
Fidelity® VIP Index 500 Portfolio - Initial Class	419,428	510,600	(91,172)	472,827	625,749	(152,922)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	217,739	230,305	(12,566)	278,671	296,206	(17,535)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	110,858	135,327	(24,469)	108,957	126,312	(17,355)
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	61,145	100,663	(39,518)	87,145	144,144	(56,999)
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	8,926	21,873	(12,947)	46,437	44,360	2,077
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,441,134	2,262,557	(821,423)	1,868,751	2,168,041	(299,290)
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	75,934	82,680	(6,746)	90,364	54,483	35,881
Fundamental InvestorsSM, Inc. - Class R-4	815,631	845,129	(29,498)	1,199,786	1,052,135	147,651
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	308,357	625,897	(317,540)	558,650	736,153	(177,503)
The Growth Fund of America® - Class R-4	4,947,208	7,430,469	(2,483,261)	4,354,240	6,267,949	(1,913,709)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	21,170	25,254	(4,084)	21,916	20,568	1,348
The Hartford Dividend and Growth Fund - Class R4	21,290	2,953	18,337	2,198	3,872	(1,674)
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	62,089	86,431	(24,342)	100,519	94,333	6,186
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	1,233,165	2,421,016	(1,187,851)	1,326,562	3,069,646	(1,743,084)
ING Equity Trust:
ING Growth Opportunities Fund - Class A	4,583	1	4,582	-	-	-
ING Real Estate Fund - Class A	32,551	54,563	(22,012)	84,411	87,388	(2,977)
ING Value Choice Fund - Class A	375	280	95	398	184	214
ING Funds Trust:
ING GNMA Income Fund - Class A	166,470	183,054	(16,584)	170,899	182,791	(11,892)
ING Intermediate Bond Fund - Class A	94,948	120,732	(25,784)	105,608	180,505	(74,897)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	7,006,370	7,422,458	(416,088)	3,765,002	4,310,213	(545,211)
ING Intermediate Bond Portfolio - Class S	20,006	5,224	14,782	35,798	5,661	30,137

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	-	1,988,536	(1,988,536)	353,077	721,395	(368,318)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	408,408	326,785	81,623	530,814	465,080	65,734
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class	7,650	5,922	1,728	6,915	-	6,915
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1,027,893	1,741,253	(713,360)	2,148,326	2,232,277	(83,951)
ING BlackRock Large Cap Growth Portfolio - Service Class	49,983	53,958	(3,975)	65,252	32,298	32,954
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	3,185	3,490	(305)	10,775	5,718	5,057
ING Clarion Global Real Estate Portfolio - Adviser Class	479	64	415	250	-	250
ING Clarion Global Real Estate Portfolio - Institutional Class	3,539,942	2,856,395	683,547	1,829,946	1,880,112	(50,166)
ING Clarion Real Estate Portfolio - Adviser Class	2,207	374	1,833	1,853	55	1,798
ING Clarion Real Estate Portfolio - Institutional Class	13,652	26,688	(13,036)	129,503	123,702	5,801
ING Clarion Real Estate Portfolio - Service Class	2,095,109	2,130,244	(35,135)	1,965,228	1,684,181	281,047
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	2,736,643	81,739	2,654,904	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	2,810,199	4,313,475	(1,503,276)	1,726,596	1,232,467	494,129
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	-	539	(539)	1,546	147	1,399
ING Global Resources Portfolio - Adviser Class	-	63	(63)	246	-	246
ING Global Resources Portfolio - Institutional Class	-	271	(271)	-	-	-
ING Global Resources Portfolio - Service Class	1,980,845	3,391,498	(1,410,653)	3,929,243	3,738,886	190,357
ING Invesco Van Kampen Growth and Income Portfolio - Institutional Class	659,173	25,169	634,004	-	-	-
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	988,600	1,343,357	(354,757)	501,723	609,138	(107,415)
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	4,147	5,772	(1,625)	3,522	6,188	(2,666)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	451,520	535,021	(83,501)	416,171	654,089	(237,918)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	359,741	461,748	(102,007)	391,473	564,440	(172,967)
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class	483	1	482	975	-	975
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	902,124	51,066	851,058	-	-	-
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	1,009,525	1,116,369	(106,844)	325,301	160,671	164,630
ING Large Cap Growth Portfolio - Adviser Class	2,897	1,019	1,878	13,547	2,579	10,968
ING Large Cap Growth Portfolio - Institutional Class	8,266,028	5,172,870	3,093,158	15,143,063	2,270,000	12,873,063
ING Large Cap Growth Portfolio - Service Class	20,187	20,118	69	119,762	311,721	(191,959)
ING Large Cap Value Portfolio - Institutional Class	3,757,148	6,214,442	(2,457,294)	15,598,606	7,324,577	8,274,029
ING Large Cap Value Portfolio - Service Class	29,020	52,101	(23,081)	120,854	26,502	94,352

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Limited Maturity Bond Portfolio - Adviser Class	1,673	5	1,668	-	-	-
ING Marsico Growth Portfolio - Institutional Class	356,498	367,780	(11,282)	339,657	356,752	(17,095)
ING Marsico Growth Portfolio - Service Class	13,630	53,553	(39,923)	33,722	28,792	4,930
ING MFS Total Return Portfolio - Adviser Class	757	8,339	(7,582)	13,769	10,292	3,477
ING MFS Total Return Portfolio - Institutional Class	451,494	881,592	(430,098)	624,541	1,079,643	(455,102)
ING MFS Total Return Portfolio - Service Class	312,779	420,982	(108,203)	357,365	439,753	(82,388)
ING MFS Utilities Portfolio - Service Class	753,582	859,544	(105,962)	847,213	696,790	150,423
ING Morgan Stanley Global Franchise Portfolio - Adviser Class	1,260	-	1,260	1,493	-	1,493
ING PIMCO High Yield Portfolio - Adviser Class	4,639	3,090	1,549	3,009	50	2,959
ING PIMCO High Yield Portfolio - Institutional Class	1,853,081	370,383	1,482,698	536,889	330,515	206,374
ING PIMCO High Yield Portfolio - Service Class	1,966,848	1,712,771	254,077	845,070	704,179	140,891
ING Pioneer Fund Portfolio - Institutional Class	369,480	556,118	(186,638)	412,781	394,635	18,146
ING Pioneer Fund Portfolio - Service Class	4,895	7,035	(2,140)	18,423	36,150	(17,727)
ING Pioneer Mid Cap Value Portfolio - Adviser Class	2,186	39	2,147	-	-	-
ING Pioneer Mid Cap Value Portfolio - Institutional Class	1,424,831	2,595,391	(1,170,560)	1,632,079	2,392,531	(760,452)
ING Pioneer Mid Cap Value Portfolio - Service Class	18,804	20,407	(1,603)	27,093	27,927	(834)
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class	3,783	1,152	2,631	19,664	4,547	15,117
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class	11,430,218	600,387	10,829,831	-	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	13,216,984	17,510,563	(4,293,579)	8,658,513	6,099,671	2,558,842
ING T. Rowe Price Equity Income Portfolio - Adviser Class	10,765	14,203	(3,438)	30,214	19,911	10,303
ING T. Rowe Price Equity Income Portfolio - Service Class	3,724,306	4,315,386	(591,080)	1,417,824	1,693,804	(275,980)
ING T. Rowe Price International Stock Portfolio - Adviser Class	1,487	956	531	2,172	571	1,601
ING T. Rowe Price International Stock Portfolio - Service Class	142,591	179,649	(37,058)	199,414	213,436	(14,022)
ING Templeton Global Growth Portfolio - Institutional Class	27,243	28,273	(1,030)	15,342	13,885	1,457
ING Templeton Global Growth Portfolio - Service Class	124,975	104,939	20,036	224,056	181,115	42,941
ING U.S. Stock Index Portfolio - Institutional Class	122,251	120,297	1,954	103,395	44,402	58,993
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	12,048,164	14,604,104	(2,555,940)	12,927,417	12,756,153	171,264

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Mutual Funds:
ING Global Real Estate Fund - Class A	4,521	3,830	691	2,102	870	1,232
ING International Capital Appreciation Fund - Class I	-	184	(184)	784	1,370	(586)
ING International SmallCap Fund - Class A	14,320	68,209	(53,889)	14,785	36,931	(22,146)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	519	1,047	(528)	3,671	807	2,864
ING American Century Small-Mid Cap Value Portfolio - Initial Class	819,341	45,373	773,968	494	15	479
ING American Century Small-Mid Cap Value Portfolio - Service Class	1,960,296	2,287,656	(327,360)	798,721	807,683	(8,962)
ING Baron Growth Portfolio - Adviser Class	2,196	5,369	(3,173)	9,563	12,264	(2,701)
ING Baron Growth Portfolio - Service Class	2,878,411	3,521,897	(643,486)	1,947,175	2,032,531	(85,356)
ING Columbia Small Cap Value II Portfolio - Adviser Class	2,270	974	1,296	36,182	13,749	22,433
ING Columbia Small Cap Value II Portfolio - Service Class	123,126	142,152	(19,026)	350,253	268,426	81,827
ING Davis New York Venture Portfolio - Service Class	165,045	242,395	(77,350)	192,362	305,032	(112,670)
ING Fidelity® VIP Mid Cap Portfolio - Service Class	555,082	810,362	(255,280)	225,045	616,337	(391,292)
ING Global Bond Portfolio - Adviser Class	2,107	5,671	(3,564)	2,663	7,749	(5,086)
ING Global Bond Portfolio - Initial Class	2,641,014	3,622,441	(981,427)	4,000,136	4,251,527	(251,391)
ING Global Bond Portfolio - Service Class	73,376	47,659	25,717	121,701	139,022	(17,321)
ING Growth and Income Core Portfolio - Adviser Class	2,098	5,499	(3,401)	44,733	17,127	27,606
ING Growth and Income Core Portfolio - Initial Class	331,076	851,173	(520,097)	890,698	1,171,010	(280,312)
ING Index Solution 2015 Portfolio - Initial Class	18,887	124	18,763	891	-	891
ING Index Solution 2015 Portfolio - Service Class	17,022	3,437	13,585	41,746	2,413	39,333
ING Index Solution 2015 Portfolio - Service 2 Class	29,876	20,722	9,154	39,861	29,740	10,121
ING Index Solution 2025 Portfolio - Initial Class	55,762	29,723	26,039	5,946	-	5,946
ING Index Solution 2025 Portfolio - Service Class	2,528	84	2,444	13,767	12,000	1,767
ING Index Solution 2025 Portfolio - Service 2 Class	113,272	88,106	25,166	101,430	55,060	46,370
ING Index Solution 2035 Portfolio - Initial Class	36,127	15,169	20,958	3,566	462	3,104
ING Index Solution 2035 Portfolio - Service Class	5,887	182	5,705	15,139	10,109	5,030
ING Index Solution 2035 Portfolio - Service 2 Class	78,051	75,337	2,714	90,551	44,279	46,272

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Index Solution 2045 Portfolio - Initial Class	2,781	1,021	1,760	1,217	-	1,217
ING Index Solution 2045 Portfolio - Service Class	925	14	911	1,486	17	1,469
ING Index Solution 2045 Portfolio - Service 2 Class	71,396	52,330	19,066	50,563	18,046	32,517
ING Index Solution 2055 Portfolio - Initial Class	1,721	124	1,597	35	-	35
ING Index Solution 2055 Portfolio - Service Class	11,769	1,516	10,253	7,450	1,848	5,602
ING Index Solution 2055 Portfolio - Service 2 Class	3,849	1,303	2,546	5,660	862	4,798
ING Index Solution Income Portfolio - Service Class	32,409	-	32,409	56,971	5,760	51,211
ING Index Solution Income Portfolio - Service 2 Class	17,815	15,686	2,129	3,857	1,676	2,181
ING Invesco Van Kampen Comstock Portfolio - Adviser Class	1,967	3,238	(1,271)	3,233	3,387	(154)
ING Invesco Van Kampen Comstock Portfolio - Service Class	446,592	847,723	(401,131)	607,096	941,170	(334,074)
ING Invesco Van Kampen Equity and Income Portfolio - Adviser Class	917	2,007	(1,090)	14,297	2,776	11,521
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class	1,719,834	3,196,512	(1,476,678)	3,230,645	4,541,528	(1,310,883)
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	1,088	606	482	1,364	855	509
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	1,289	2,587	(1,298)	4,337	10,335	(5,998)
ING JPMorgan Mid Cap Value Portfolio - Initial Class	90,643	1,038	89,605	-	-	-
ING JPMorgan Mid Cap Value Portfolio - Service Class	576,821	385,377	191,444	386,702	417,534	(30,832)
ING Oppenheimer Global Portfolio - Adviser Class	2,291	3,819	(1,528)	11,592	4,855	6,737
ING Oppenheimer Global Portfolio - Initial Class	3,853,300	7,723,403	(3,870,103)	5,014,563	8,223,514	(3,208,951)
ING Oppenheimer Global Portfolio - Service Class	8,904	6,074	2,830	7,423	3,859	3,564
ING PIMCO Total Return Portfolio - Adviser Class	8,610	14,681	(6,071)	80,738	42,289	38,449
ING PIMCO Total Return Portfolio - Initial Class	27,947	6,223	21,724	7,652	67	7,585
ING PIMCO Total Return Portfolio - Service Class	4,884,316	4,446,517	437,799	5,362,700	5,384,576	(21,876)
ING Pioneer High Yield Portfolio - Initial Class	704,247	627,449	76,798	968,504	863,802	104,702
ING Pioneer High Yield Portfolio - Service Class	23,381	22,583	798	19,735	17,773	1,962
ING Solution 2015 Portfolio - Adviser Class	-	1,366	(1,366)	33,488	7,037	26,451
ING Solution 2015 Portfolio - Initial Class	128,792	4,476	124,316	-	-	-
ING Solution 2015 Portfolio - Service Class	1,595,848	1,556,098	39,750	1,868,878	1,636,193	232,685
ING Solution 2015 Portfolio - Service 2 Class	536,560	922,271	(385,711)	706,826	762,808	(55,982)
ING Solution 2025 Portfolio - Adviser Class	753	1,523	(770)	7,271	2,677	4,594
ING Solution 2025 Portfolio - Initial Class	50,607	292	50,315	-	-	-
ING Solution 2025 Portfolio - Service Class	2,154,944	1,629,991	524,953	2,503,508	1,694,726	808,782
ING Solution 2025 Portfolio - Service 2 Class	683,477	1,191,591	(508,114)	745,378	726,430	18,948

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Solution 2035 Portfolio - Adviser Class	219	10,271	(10,052)	12,311	14,293	(1,982)
ING Solution 2035 Portfolio - Initial Class	124,886	194	124,692	-	-	-
ING Solution 2035 Portfolio - Service Class	2,207,545	1,456,918	750,627	2,399,857	1,485,358	914,499
ING Solution 2035 Portfolio - Service 2 Class	726,263	1,005,253	(278,990)	622,211	603,092	19,119
ING Solution 2045 Portfolio - Adviser Class	44	1,310	(1,266)	4,229	434	3,795
ING Solution 2045 Portfolio - Initial Class	89,495	12,562	76,933	-	-	-
ING Solution 2045 Portfolio - Service Class	1,861,735	1,348,567	513,168	1,894,220	1,147,485	746,735
ING Solution 2045 Portfolio - Service 2 Class	490,131	777,390	(287,259)	435,737	409,744	25,993
ING Solution 2055 Portfolio - Initial Class	9,827	-	9,827	-	-	-
ING Solution 2055 Portfolio - Service Class	234,581	93,240	141,341	191,599	80,464	111,135
ING Solution 2055 Portfolio - Service 2 Class	28,883	17,479	11,404	17,375	8,707	8,668
ING Solution Growth Portfolio - Service Class	69,871	43,691	26,180	98,395	36,165	62,230
ING Solution Income Portfolio - Adviser Class	-	5,700	(5,700)	14,120	72,389	(58,269)
ING Solution Income Portfolio - Initial Class	192,980	-	192,980	-	-	-
ING Solution Income Portfolio - Service Class	506,672	637,329	(130,657)	525,658	424,762	100,896
ING Solution Income Portfolio - Service 2 Class	85,606	153,525	(67,919)	152,073	369,335	(217,262)
ING Solution Moderate Portfolio - Service Class	107,191	86,576	20,615	101,108	42,837	58,271
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	1,588	2,024	(436)	3,011	4,768	(1,757)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	2,004,593	3,976,514	(1,971,921)	2,987,974	4,455,573	(1,467,599)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	14,836	18,794	(3,958)	12,421	8,632	3,789
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	3,373	12,112	(8,739)	18,295	21,090	(2,795)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	3,623,596	3,346,796	276,800	1,836,940	2,279,039	(442,099)
ING T. Rowe Price Growth Equity Portfolio - Service Class	45,715	25,790	19,925	60,573	55,997	4,576
ING Templeton Foreign Equity Portfolio - Adviser Class	6,489	3,941	2,548	42,657	20,292	22,365
ING Templeton Foreign Equity Portfolio - Initial Class	3,997,550	2,632,117	1,365,433	1,320,471	2,097,122	(776,651)
ING Templeton Foreign Equity Portfolio - Service Class	37,814	21,462	16,352	7,170	6,217	953
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	79	1,696	(1,617)	2,196	1,186	1,010
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	298,585	774,879	(476,294)	367,446	1,005,809	(638,363)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	684	1,018	(334)	246	-	246

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Series Fund, Inc.:
ING Core Equity Research Fund - Class A	5,079	6,868	(1,789)	12,973	13,552	(579)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	462,005	583,913	(121,908)	588,721	545,084	43,637
ING Strategic Allocation Growth Portfolio - Class I	535,864	828,605	(292,741)	721,640	796,849	(75,209)
ING Strategic Allocation Moderate Portfolio - Class I	748,449	968,717	(220,268)	893,158	1,047,207	(154,049)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	2,095	19,964	(17,869)	34,567	7,934	26,633
ING Growth and Income Portfolio - Class I	1,864,713	7,232,016	(5,367,303)	3,234,740	8,466,661	(5,231,921)
ING Growth and Income Portfolio - Class S	608,021	812,449	(204,428)	746,696	150,865	595,831
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 7	-	93,937	(93,937)	-	41,033	(41,033)
ING GET U.S. Core Portfolio - Series 8	-	32,510	(32,510)	-	1,222	(1,222)
ING GET U.S. Core Portfolio - Series 9	-	9,624	(9,624)	-	3,652	(3,652)
ING GET U.S. Core Portfolio - Series 10	-	4,592	(4,592)	-	1,543	(1,543)
ING GET U.S. Core Portfolio - Series 11	-	2,390	(2,390)	-	8	(8)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class	-	67	(67)	262	-	262
ING BlackRock Science and Technology Opportunities Portfolio - Class I	2,266,985	3,099,304	(832,319)	3,845,670	3,644,092	201,578
ING Index Plus LargeCap Portfolio - Class I	1,493,118	2,945,083	(1,451,965)	1,908,535	3,425,158	(1,516,623)
ING Index Plus LargeCap Portfolio - Class S	2,806	8,454	(5,648)	6,678	3,138	3,540
ING Index Plus MidCap Portfolio - Class I	2,848,417	3,864,188	(1,015,771)	2,206,087	3,194,471	(988,384)
ING Index Plus MidCap Portfolio - Class S	3,212	8,325	(5,113)	3,850	20,710	(16,860)
ING Index Plus SmallCap Portfolio - Class I	1,021,367	1,743,724	(722,357)	1,187,003	1,837,098	(650,095)
ING Index Plus SmallCap Portfolio - Class S	2,033	4,264	(2,231)	8,484	5,753	2,731
ING International Index Portfolio - Class I	596,218	593,093	3,125	652,390	642,818	9,572
ING International Index Portfolio - Class S	10	225	(215)	1,759	2,148	(389)
ING Russell™ Large Cap Growth Index Portfolio - Class I	328,006	148,739	179,267	250,605	157,536	93,069

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING Russell™ Large Cap Growth Index Portfolio - Class S	36,515	41,596	(5,081)	47,175	43,117	4,058
ING Russell™ Large Cap Index Portfolio - Class I	1,422,438	726,377	696,061	666,388	447,636	218,752
ING Russell™ Large Cap Index Portfolio - Class S	3,677	331	3,346	-	35	(35)
ING Russell™ Large Cap Value Index Portfolio - Class I	4,404	1,478	2,926	4,635	1,581	3,054
ING Russell™ Large Cap Value Index Portfolio - Class S	130,689	81,565	49,124	145,739	110,586	35,153
ING Russell™ Mid Cap Growth Index Portfolio - Class S	143,041	153,238	(10,197)	201,408	156,834	44,574
ING Russell™ Mid Cap Index Portfolio - Class I	2,104,354	879,247	1,225,107	418,472	270,989	147,483
ING Russell™ Small Cap Index Portfolio - Class I	731,375	329,820	401,555	461,382	295,679	165,703
ING Small Company Portfolio - Class I	744,340	1,078,339	(333,999)	891,207	1,216,714	(325,507)
ING Small Company Portfolio - Class S	1,283	1,431	(148)	3,269	245	3,024
ING U.S. Bond Index Portfolio - Class I	676,131	532,536	143,595	724,398	407,676	316,722
ING Variable Products Trust:
ING International Value Portfolio - Class I	2,501,787	3,424,829	(923,042)	940,040	1,721,098	(781,058)
ING International Value Portfolio - Class S	1,704	4,501	(2,797)	3,371	4,711	(1,340)
ING MidCap Opportunities Portfolio - Class I	1,174,727	500,342	674,385	1,207,850	646,052	561,798
ING MidCap Opportunities Portfolio - Class S	46,405	88,765	(42,360)	66,193	99,938	(33,745)
ING SmallCap Opportunities Portfolio - Class I	777,668	483,236	294,432	1,173,326	1,057,523	115,803
ING SmallCap Opportunities Portfolio - Class S	368	1,547	(1,179)	1,327	10,320	(8,993)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	291	166	125	502	3,385	(2,883)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	1,636	2,038	(402)	638	1,936	(1,298)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	190	1,208	(1,018)	596	784	(188)
Janus Aspen Series Janus Portfolio - Institutional Shares	385	219	166	133	1,264	(1,131)
Janus Aspen Series Worldwide Portfolio - Institutional Shares	826	845	(19)	701	2,386	(1,685)
JPMorgan Trust II:
JPMorgan Government Bond Fund - Select Class	966	1	965	-	-	-
The Lazard Funds, Inc.:
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	713,029	593,589	119,440	319,194	154,166	165,028

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
LKCM Funds:
LKCM Aquinas Growth Fund	3,634	1,967	1,667	24,980	23,598	1,382
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	317,956	147,757	170,199	426,317	171,051	255,266
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund, Inc. - Class A	9,570	8,962	608	6,620	2,549	4,071
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	794	256	538	4,680	186	4,494
Lord Abbett Mid-Cap Stock Fund, Inc.:
Lord Abbett Mid-Cap Stock Fund, Inc. - Class A	25,682	64,596	(38,914)	70,508	73,959	(3,451)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	4,580	7,532	(2,952)	26,472	55,454	(28,982)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	10,434	1,948	8,486	5,471	1,620	3,851
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Stock Portfolio - Class VC	2,105,814	2,584,195	(478,381)	1,618,785	1,811,827	(193,042)
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	34,696	4,158	30,538	-	-	-
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	41,546	25,747	15,799	27,552	23,357	4,195
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund® - Trust Class	6,086	4,362	1,724	5,514	35	5,479
Neuberger Berman Socially Responsive Fund® - Trust Class	249,950	472,913	(222,963)	693,763	352,421	341,342
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	57,483	171,732	(114,249)	106,824	137,030	(30,206)
New Perspective Fund®, Inc. - Class R-4	2,373,994	1,942,250	431,744	1,214,021	1,182,941	31,080
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	48,708	42,937	5,771	12,403	16,627	(4,224)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	1,360,369	1,801,873	(441,504)	1,258,395	1,364,201	(105,806)
Oppenheimer Developing Markets Fund - Class Y	3,385,861	137,536	3,248,325	-	-	-
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	2,804	1,955	849	2,807	4,409	(1,602)
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	8,544	10,109	(1,565)	8,520	771	7,749
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities Fund/VA	271	1,127	(856)	476	2,767	(2,291)
Oppenheimer Global Strategic Income Fund/VA	23	489	(466)	246	595	(349)
Oppenheimer Main Street Fund®/VA	7	819	(812)	-	926	(926)
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	182,436	175,408	7,028	218,051	270,198	(52,147)
Oppenheimer Small- & Mid-Cap Growth Fund/VA	3,344	676	2,668	-	464	(464)
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares	56,142	162	55,980	2,997	-	2,997
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	648,309	1,109,169	(460,860)	674,437	992,935	(318,498)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	7,939,234	5,360,948	2,578,286	5,687,875	3,878,698	1,809,177
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y	113,259	2,560	110,699	-	-	-
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	49,789	219,656	(169,867)	129,379	164,025	(34,646)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A	106,789	5,311	101,478	22,477	163	22,314
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	469,378	887,029	(417,651)	774,618	1,293,891	(519,273)
Pioneer High Yield VCT Portfolio - Class I	514,040	462,880	51,160	609,893	537,946	71,947
Pioneer Mid Cap Value VCT Portfolio - Class I	-	7	(7)	7	-	7

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K	293,676	243,332	50,344	427,205	327,715	99,490
Columbia Diversified Equity Income Fund - Class R4	5,809	4,833	976	1,425	11,122	(9,697)
The Royce Fund:
Royce Total Return Fund - Class K	179	90	89	3	-	3
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	364,129	373,316	(9,187)	506,249	422,821	83,428
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	5,500	3,360	2,140	22,130	31,238	(9,108)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	5,070	3,279	1,791	4,348	2,876	1,472
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	22,080	29,530	(7,450)	56,362	46,312	10,050
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	3,638,576	131,445	3,507,131	-	-	-
Templeton Global Bond Fund - Class A	2,976,521	4,055,644	(1,079,123)	3,398,232	3,032,077	366,155
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	3,459	5,895	(2,436)	5,386	19	5,367
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	1,020,359	509,694	510,665	761,742	210,142	551,600
Van Kampen Equity Trust II:
Invesco Van Kampen American Franchise Fund - Class I Shares	799,175	97,178	701,997	-	-	-
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	237	778	(541)	279	813	(534)
Equity Income Portfolio	12,746	9,368	3,378	3,888	2,399	1,489
Small Company Growth Portfolio	547	5,463	(4,916)	3,823	5,230	(1,407)
The Victory Portfolios:
Victory Small Company Opportunity Fund - Class R	926	120	806	110	-	110
Wanger Advisors Trust:
Wanger International	1,884,798	1,522,652	362,146	1,331,698	1,027,764	303,934
Wanger Select	1,455,262	2,054,625	(599,363)	1,615,339	2,027,808	(412,469)
Wanger USA	2,142,008	1,646,399	495,609	1,285,069	878,753	406,316

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2012			2011
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	113,020	156,742	(43,722)	167,382	195,225	(27,843)
Washington Mutual Investors FundSM, Inc. - Class R-4	1,506,976	1,712,256	(205,280)	1,751,765	1,711,423	40,342
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	2,486	1,368	1,118	1,482	1,465	17
Wells Fargo Advantage Special Small Cap Value Fund - Class A	549,994	787,628	(237,634)	731,511	1,052,948	(321,437)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2012, 2011, 2010, 2009, and 2008, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco Mid Cap Core Equity Fund - Class A
2012	314	$13.63	to	$16.93	$ 4,552	0.51%	0.00%	to	1.70%	8.48% to	10.43%
2011	371	$12.54	to	$15.49	$ 4,891	-	0.00%	to	1.70%	-7.81% to	-6.25%
2010	361	$13.57	to	$16.69	$ 5,115	0.08%	0.00%	to	1.70%	10.66% to	12.54%
2009	179	$12.24	to	$14.98	$ 2,312	0.16%	0.00%	to	1.60%	28.13% to	29.73%
2008	23	$9.81	to	$11.62	$ 232	0.80%	0.30%	to	1.60%	-28.60% to	-27.91%
Invesco Small Cap Growth Fund - Class A
2012	2		$16.58		$ 26	-		1.00%		17.17%
2011	2		$14.15		$ 32	-		1.00%		-2.28%
2010	3		$14.48		$ 42	-		1.00%		25.04%
2009	3		$11.58		$ 31	-		1.00%		33.26%
2008	2		$8.69		$ 20	-		1.00%		-39.40%
Invesco International Growth Fund - Class R5
2012	3		$10.24		$ 30	(e)		0.95%		(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
Invesco Endeavor Fund - Class A
2012	2	$14.15	to	$14.54	$ 36	(g)	0.45%	to	1.40%	(g)
2011	-		$12.26		-	(d)		0.75%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco Global Health Care Fund - Investor Class
2012	6	$38.71	to	$41.72	$ 234	0.49%	0.50%	to	1.50%	18.96%	to	20.16%
2011	5	$32.54	to	$34.72	$ 176	0.56%	0.50%	to	1.50%	3.00%	to	3.49%
2010	6	$31.62	to	$33.40	$ 183	-	0.55%	to	1.55%	3.00%	to	4.05%
2009	5	$30.63	to	$32.10	$ 164	-	0.55%	to	1.60%	25.43%	to	26.73%
2008	5	$24.42	to	$25.33	$ 122	-	0.55%	to	1.60%	-29.52%	to	-28.79%
Invesco Small Cap Value Fund - Class A
2012	8	$17.69	to	$18.65	$ 141	-	0.30%	to	1.75%	20.42%	to	22.13%
2011	5	$14.69	to	$15.27	$ 82	-	0.30%	to	1.75%	-9.82%	to	-8.45%
2010	7	$16.29	to	$16.68	$ 120	(f)	0.30%	to	1.75%		(f)
2009	6		$12.91		$ 72	(b)		0.45%			(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
Invesco V.I. Core Equity Fund - Series I Shares
2012	3,096	$9.11	to	$16.08	$ 34,682	0.97%	0.00%	to	1.95%	11.59%	to	13.87%
2011	3,494	$8.08	to	$14.19	$ 34,790	0.97%	0.00%	to	1.95%	-2.01%
2010	3,820	$8.17	to	$14.12	$ 38,408	0.94%	0.00%	to	1.95%	7.44%	to	9.68%
2009	4,159	$7.53	to	$12.96	$ 38,603	1.79%	0.00%	to	1.95%	25.79%	to	28.38%
2008	4,319	$5.93	to	$10.25	$ 31,654	2.26%	0.00%	to	1.95%	-31.20%	to	-30.12%
Alger Capital Appreciation Fund - Class A
2012	35	$13.55	to	$13.93	$ 492	(e)	0.25%	to	1.20%		(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
Alger Green Fund - Class A
2012	135	$9.35	to	$15.58	$ 2,030	0.16%	0.00%	to	1.50%	13.20%	to	14.90%
2011	123	$8.25	to	$13.56	$ 1,622	-	0.00%	to	1.50%	-6.66%	to	-5.24%
2010	114	$8.90	to	$14.36	$ 1,614	-	0.00%	to	1.50%	7.97%	to	9.57%
2009	91	$8.26	to	$13.24	$ 1,064	(b)	0.00%	to	1.50%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AllianceBernstein Growth and Income Fund, Inc. - Class A
2012	16	$12.65	to	$13.23	$ 201	1.07%	0.60%	to	1.10%	16.16%	to	16.87%
2011	16	$10.71	to	$11.32	$ 172	1.10%	0.60%	to	1.30%	4.18%	to	4.91%
2010	18	$10.14	to	$10.79	$ 191	0.52%	0.60%	to	1.50%	11.39%	to	12.40%
2009	21	$9.07	to	$9.60	$ 196	1.17%	0.60%	to	1.55%	19.03%	to	20.15%
2008	19	$7.62	to	$7.94	$ 146	2.26%	0.70%	to	1.55%	-41.57%	to	-41.19%
AllianceBernstein Growth and Income Portfolio - Class A
2012	36	$13.33	to	$13.44	$ 476	1.69%	1.15%	to	1.25%	16.11%	to	16.16%
2011	41	$11.48	to	$11.57	$ 473	1.29%	1.15%	to	1.25%	5.03%	to	5.18%
2010	42	$10.93	to	$11.11	$ 457	-	1.00%	to	1.25%	11.64%	to	12.00%
2009	44	$9.79	to	$9.92	$ 434	3.98%	1.00%	to	1.25%	19.39%	to	19.52%
2008	45	$8.20	to	$8.30	$ 371	2.17%	1.00%	to	1.25%	-41.39%	to	-41.18%
Allianz NFJ Dividend Value Fund - Class A
2012	13	$15.74	to	$15.91	$ 206	2.60%	0.70%	to	1.00%	12.83%
2011	13	$13.95	to	$14.03	$ 179	2.29%	0.80%	to	1.00%	2.05%
2010	19	$13.67	to	$13.74	$ 258	3.06%	0.70%	to	1.00%	11.96%
2009	11		$12.21		$ 134	(b)		1.00%			(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
Allianz NFJ Large-Cap Value Fund - Institutional Class
2012	4		$9.00		$ 35	2.58%		0.80%		13.21%
2011	374	$7.95	to	$8.19	$ 3,063	2.91%	0.00%	to	0.80%	1.02%	to	1.87%
2010	234	$7.78	to	$8.04	$ 1,879	2.62%	0.00%	to	1.25%	11.30%	to	12.76%
2009	165	$6.99	to	$7.13	$ 1,179	3.07%	0.00%	to	1.25%	14.78%	to	16.12%
2008	95	$6.09	to	$6.14	$ 580	(a)	0.00%	to	1.25%		(a)
Allianz NFJ Small-Cap Value Fund - Class A
2012	20	$18.59	to	$20.50	$ 400	1.26%	0.55%	to	1.65%	8.52%	to	9.74%
2011	22	$17.13	to	$18.68	$ 395	1.51%	0.55%	to	1.65%	0.47%	to	1.52%
2010	22	$17.05	to	$18.40	$ 398	1.04%	0.55%	to	1.65%	22.84%	to	24.05%
2009	39	$13.88	to	$14.77	$ 563	2.22%	0.60%	to	1.65%	22.70%	to	23.19%
2008	29	$11.64	to	$12.02	$ 336	1.27%	0.55%	to	1.20%	-27.34%	to	-27.09%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Amana Growth Fund
2012	2,780	$11.55	to	$15.64	$ 35,389	0.28%	0.00%	to	1.65%	9.54%	to	11.18%
2011	2,411	$10.54	to	$14.07	$ 27,822	0.10%	0.00%	to	1.60%	-3.30%	to	-1.81%
2010	1,503	$10.90	to	$14.33	$ 18,000	0.03%	0.00%	to	1.65%	14.12%	to	47.13%
2009	546	$9.55	to	$12.44	$ 5,651	-	0.00%	to	1.50%	32.34%
2008	5		$7.36		$ 36	(a)		0.05%			(a)
Amana Income Fund
2012	3,978	$11.79	to	$15.12	$ 51,965	1.71%	0.00%	to	1.65%	-9.31%	to	9.67%
2011	3,336	$10.92	to	$13.94	$ 40,417	1.63%	0.00%	to	1.50%	0.45%	to	1.99%
2010	2,466	$10.87	to	$13.81	$ 29,407	1.54%	0.00%	to	1.55%	10.51%	to	35.39%
2009	976	$9.83	to	$12.44	$ 10,356	1.23%	0.00%	to	1.55%	23.52%
2008	6		$8.12		$ 46	(a)		0.05%			(a)
American Balanced Fund® - Class R-3
2012	396	$13.39	to	$15.37	$ 5,771	1.67%	0.00%	to	1.55%	12.05%	to	13.85%
2011	446	$11.95	to	$13.50	$ 5,726	1.88%	0.00%	to	1.55%	1.96%	to	3.45%
2010	497	$11.72	to	$13.05	$ 6,178	1.82%	0.00%	to	1.55%	11.01%	to	12.69%
2009	524	$10.63	to	$11.58	$ 5,796	2.47%	0.00%	to	1.45%	18.97%	to	20.75%
2008	439	$8.96	to	$9.59	$ 4,066	2.93%	0.00%	to	1.40%	-26.93%	to	-25.95%
American Century Inflation-Adjusted Bond Fund - Investor Class
2012	4,134	$12.79	to	$13.71	$ 54,588	2.39%	0.00%	to	1.90%	4.66%	to	6.69%
2011	3,484	$12.22	to	$12.85	$ 43,588	3.98%	0.00%	to	1.90%	10.89%	to	13.02%
2010	1,607	$11.02	to	$11.37	$ 17,967	2.49%	0.00%	to	1.90%	3.75%	to	5.47%
2009	846	$10.67	to	$10.78	$ 9,060	(b)	0.00%	to	1.65%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
American Century Income & Growth Fund - A Class
2012	552	$11.52	to	$36.79	$ 6,374	1.95%	0.75%	to	1.10%	13.05%	to	13.17%
2011	523	$10.19	to	$31.52	$ 5,331	1.36%		1.00%		1.70%	to	1.71%
2010	509	$10.02	to	$30.99	$ 5,100	1.15%		1.00%		12.69%	to	12.71%
2009	523	$8.89	to	$27.50	$ 4,656	1.84%		1.00%		16.36%	to	16.43%
2008	484	$7.64	to	$23.62	$ 3,705	1.55%		1.00%		-35.46%	to	-35.42%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
American Funds American Mutual Fund® - Class R-4
2012	5	$11.58	to	$11.74	$ 61	2.99%	0.75%	to	1.40%	10.60%	to	11.39%
2011	1	$10.47	to	$10.54	$ 6	(d)	0.75%	to	1.40%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
Ariel Appreciation Fund - Investor Class
2012	59	$13.38	to	$15.02	$ 866	0.91%	0.60%	to	1.90%	17.06%	to	18.64%
2011	55	$11.43	to	$12.66	$ 679	0.40%	0.60%	to	1.90%	-9.07%	to	-8.08%
2010	62	$12.40	to	$13.61	$ 833	-	0.75%	to	2.10%	17.20%	to	18.76%
2009	55	$10.58	to	$11.46	$ 622	0.20%	0.75%	to	2.10%	59.58%	to	61.70%
2008	57	$6.63	to	$7.09	$ 395	0.62%	0.75%	to	2.10%	-41.99%	to	-41.32%
Ariel Fund - Investor Class
2012	258	$11.93	to	$18.86	$ 3,328	0.97%	0.00%	to	1.90%	18.22%	to	20.37%
2011	286	$10.06	to	$15.99	$ 3,064	0.25%	0.00%	to	1.70%	-12.80%	to	-11.35%
2010	202	$11.52	to	$17.82	$ 2,518	-	0.00%	to	2.10%	23.35%	to	25.12%
2009	124	$9.68	to	$10.51	$ 1,271	-	0.70%	to	2.10%	60.42%	to	62.23%
2008	101	$6.14	to	$6.51	$ 638	1.36%	0.60%	to	1.80%	-49.17%	to	-48.54%
Artisan International Fund - Investor Shares
2012	537	$9.00	to	$15.91	$ 5,043	1.43%	0.00%	to	1.50%	23.46%	to	25.32%
2011	354	$7.29	to	$12.80	$ 2,674	1.43%	0.00%	to	1.50%	-8.65%	to	-7.23%
2010	306	$7.98	to	$13.98	$ 2,510	0.92%	0.00%	to	1.50%	4.44%	to	5.87%
2009	233	$7.64	to	$13.31	$ 1,829	1.95%	0.00%	to	1.50%	37.66%	to	39.75%
2008	57	$5.55	to	$5.82	$ 324	(a)	0.00%	to	1.50%		(a)
Aston/Fairpointe Mid Cap Fund - Class N
2012	712	$9.93	to	$12.85	$ 8,892	1.09%	0.00%	to	1.50%	14.67%	to	16.39%
2011	512	$10.77	to	$11.04	$ 5,556	0.24%	0.00%	to	1.50%	-7.87%	to	-6.79%
2010	249	$11.69	to	$11.79	$ 2,925	(c)	0.25%	to	1.50%		(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
(000's)		(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
BlackRock Equity Dividend Fund - Investor A Shares
2012	74	$13.39	to	$14.01	$ 1,014	2.40%	0.10%	to	1.65%	10.52%	to	11.69%
2011	39	$12.26	to	$12.49	$ 487	2.09%	0.25%	to	1.25%	4.75%
2010	15		$11.80		$ 183	(c)		0.80%			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
2012	556	$17.00	to	$17.96	$ 9,764	0.37%	0.00%	to	1.50%	11.48%	to	13.17%
2011	478	$15.25	to	$15.91	$ 7,480	0.42%	0.00%	to	1.50%	-2.06%	to	-0.56%
2010	285	$15.57	to	$16.16	$ 4,516	-	0.00%	to	1.50%	24.01%	to	25.18%
2009	21	$12.58	to	$12.99	$ 263	(b)	0.40%	to	1.40%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
The Bond Fund of AmericaSM, Inc. - Class R-4
2012	942	$11.36	to	$12.18	$ 10,954	2.62%	0.00%	to	1.50%	4.32%	to	5.91%
2011	831	$10.89	to	$11.50	$ 9,219	3.28%	0.00%	to	1.50%	4.91%	to	6.48%
2010	780	$10.38	to	$10.80	$ 8,210	4.03%	0.00%	to	1.50%	5.70%	to	7.25%
2009	604	$9.82	to	$10.07	$ 5,982	4.37%	0.00%	to	1.50%	13.13%	to	14.82%
2008	222	$8.68	to	$8.77	$ 1,929	(a)	0.00%	to	1.50%		(a)
Calvert VP SRI Balanced Portfolio
2012	1,973	$10.64	to	$35.53	$ 46,174	1.25%	0.00%	to	1.50%	8.85%	to	10.41%
2011	2,054	$9.72	to	$32.50	$ 44,041	1.30%	0.00%	to	1.50%	2.98%	to	4.61%
2010	2,182	$9.38	to	$31.39	$ 45,223	1.41%	0.00%	to	1.50%	10.42%	to	12.09%
2009	2,270	$8.44	to	$28.29	$ 42,394	2.14%	0.00%	to	1.50%	23.43%	to	25.38%
2008	2,367	$6.80	to	$22.80	$ 35,890	2.51%	0.00%	to	1.95%	-32.37%	to	-31.38%
Capital World Growth & Income FundSM, Inc. - Class R-3
2012	35	$14.48	to	$15.15	$ 513	2.16%	0.00%	to	1.25%	17.34%	to	18.52%
2011	33	$12.34	to	$12.69	$ 415	2.06%	0.20%	to	1.25%	-9.00%	to	-8.04%
2010	27	$13.56	to	$13.80	$ 363	2.65%	0.20%	to	1.25%	6.85%	to	6.85%
2009	1	$12.84	to	$12.85	$ 14	(b)	0.50%	to	0.55%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Cohen & Steers Realty Shares
2012	197	$10.76	to	$11.03	$ 2,138	2.49%	0.00%	to	1.50%	13.98%	to	15.46%
2011	71	$9.44	to	$9.52	$ 677	(d)	0.25%	to	1.50%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ColumbiaSM Acorn Fund® - Class A
2012	6	$14.30	to	$14.53	$ 85	-	0.90%	to	1.45%	15.88%	to	16.52%
2011	6	$12.34	to	$12.47	$ 69	-	0.90%	to	1.45%	-5.98%
2010	1	$13.20	to	$13.23	$ 9	(c)	0.95%	to	1.15%		(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
ColumbiaSM Acorn Fund® - Class Z
2012	3	$11.93			$ 39	-		1.25%		16.50%
2011	1,012	$10.24	to	$10.72	$ 10,848	0.32%	0.00%	to	1.25%	-5.80%	to	-4.63%
2010	631	$10.87	to	$11.24	$ 7,095	0.17%	0.00%	to	1.25%	24.37%	to	26.01%
2009	275	$8.74	to	$8.92	$ 2,451	0.31%	0.00%	to	1.25%	37.85%	to	39.59%
2008	126	$6.34	to	$6.39	$ 807	(a)	0.00%	to	1.25%		(a)
Columbia Mid Cap Value Fund - Class A
2012	388	$10.32	to	$10.98	$ 4,121	0.76%	0.25%	to	1.60%	14.67%	to	16.22%
2011	413	$9.00	to	$9.45	$ 3,805	0.57%	0.25%	to	1.60%	-5.74%	to	-4.55%
2010	399	$9.54	to	$9.90	$ 3,877	1.20%	0.25%	to	1.65%	21.09%	to	22.68%
2009	371	$7.90	to	$8.11	$ 2,961	0.84%	0.00%	to	1.60%	30.15%	to	32.30%
2008	258	$6.07	to	$6.13	$ 1,575	(a)	0.00%	to	1.55%		(a)
Columbia Mid Cap Value Fund - Class Z
2012	-		$10.84		$ 1	0.75%		0.80%		15.94%
2011	557	$9.35	to	$9.63	$ 5,363	1.04%	0.00%	to	0.80%	-4.79%	to	-3.99%
2010	273	$9.82	to	$10.03	$ 2,739	1.48%	0.00%	to	0.80%	22.14%	to	23.22%
2009	161	$8.04	to	$8.14	$ 1,314	1.07%	0.00%	to	0.80%	31.59%	to	32.57%
2008	91	$6.11	to	$6.14	$ 561	(a)	0.00%	to	0.80%		(a)

VARIABLE ANNUITY ACCOUNT C OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

					Investment
	Units	Unit Fair Value		Net Assets	Income
	(000's)	(lowest to highest)		(000's)	RatioA
CRM Mid Cap Value Fund - Investor Shares
2012	15	$14.83 to	$15.55	$ 232	0.89%
2011	16	$12.93 to	$13.28	$ 216	0.46%
2010	16	$14.11 to	$14.37	$ 223	0.68%
2009	6	$12.15 to	$12.17	$ 70	(b)
2008	(b)	(b)		(b)	(b)
Delaware Diversified Income Fund - Class A
2012	79	$10.10		$ 801	(e)
2011	(e)	(e)		(e)	(e)
2010	(e)	(e)		(e)	(e)
2009	(e)	(e)		(e)	(e)
2008	(e)	(e)		(e)	(e)
Dodge & Cox International Stock Fund
2012	19	$11.48 to	$11.88	$ 224	2.78%
2011	14	$9.69 to	$9.89	$ 136	4.29%
2010	-	$11.80		$ 4	(c)
2009	(c)	(c)		(c)	(c)
2008	(c)	(c)		(c)	(c)
Dodge & Cox Stock Fund
2012	2	$12.99 to	$13.16	$ 28	(g)
2011	2	$10.86 to	$10.98	$ 24	(d)
2010	(d)	(d)		(d)	(d)
2009	(d)	(d)		(d)	(d)
2008	(d)	(d)		(d)	(d)
DWS Equity 500 Index Fund - Class S
2012	31	$15.62		$ 491	2.02%
2011	29	$13.65		$ 400	1.86%
2010	26	$13.53		$ 351	1.67%
2009	21	$11.89		$ 247	1.93%
2008	18	$9.51		$ 168	2.02%

Expense RatioB			Total ReturnC
(lowest to highest)			(lowest to highest)

0.45%	to	1.75%	15.93% to	17.09%
0.45%	to	1.45%	-8.33% to	-7.59%
0.45%	to	1.55%	17.78% to	18.08%
0.45%	to	0.70%	(b)
	(b)		(b)

	0.95%		(e)
	(e)		(e)
	(e)		(e)
	(e)		(e)
	(e)		(e)

0.75%	to	1.95%	18.85% to	20.12%
0.75%	to	1.85%	-
	1.35%		(c)
	(c)		(c)
	(c)		(c)

1.35%	to	1.80%	(g)
1.15%	to	1.70%	(d)
	(d)		(d)
	(d)		(d)
	(d)		(d)

	1.00%		14.43%
	1.00%		0.89%
	1.00%		13.79%
	1.00%		25.03%
	1.00%		-37.72%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Eaton Vance Large-Cap Value Fund - Class R
2012	7	$14.13	to	$14.69	$ 98	1.39%	0.20%	to	1.25%	14.04%	to	15.31%
2011	4	$12.29	to	$12.74	$ 46	2.38%	0.20%	to	1.55%	-5.26%	to	-4.93%
2010	3	$13.20	to	$13.40	$ 38	-	0.20%	to	1.10%	9.09%	to	9.17%
2009	1		$12.21		$ 13	(b)	0.50%	to	0.55%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
EuroPacific Growth Fund® - Class R-3
2012	494	$16.16	to	$18.56	$ 8,750	1.35%	0.00%	to	1.55%	17.02%	to	18.90%
2011	649	$13.81	to	$15.61	$ 9,736	1.18%	0.00%	to	1.55%	-15.17%	to	-13.85%
2010	742	$16.06	to	$18.12	$ 12,954	1.19%	0.00%	to	1.75%	7.21%	to	9.09%
2009	721	$14.98	to	$16.61	$ 11,577	1.76%	0.00%	to	1.75%	36.31%	to	38.65%
2008	622	$10.99	to	$11.98	$ 7,252	1.89%	0.00%	to	1.75%	-41.76%	to	-40.69%
EuroPacific Growth Fund® - Class R-4
2012	15,728	$8.91	to	$18.86	$ 268,614	1.82%	0.00%	to	1.50%	17.44%	to	19.23%
2011	16,297	$7.54	to	$15.82	$ 235,342	1.54%	0.00%	to	1.50%	-14.91%	to	-13.60%
2010	16,595	$8.81	to	$18.31	$ 279,835	1.48%	0.00%	to	1.50%	7.74%	to	9.40%
2009	15,890	$8.12	to	$16.80	$ 247,037	2.00%	0.00%	to	1.50%	37.08%	to	39.25%
2008	13,832	$5.88	to	$12.16	$ 155,758	2.22%	0.00%	to	1.50%	-41.44%	to	-40.56%
Fidelity® Advisor New Insights Fund - Institutional Class
2012	34	$13.44	to	$14.06	$ 465	-	0.40%	to	1.95%	14.15%	to	15.72%
2011	22	$11.82	to	$12.15	$ 259	-	0.40%	to	1.85%		-
2010	3	$12.21	to	$12.24	$ 38	(c)	0.90%	to	1.15%		(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2012	11,678	$9.38	to	$32.52	$ 264,552	3.11%	0.00%	to	1.95%	15.02%	to	17.37%
2011	13,226	$8.07	to	$28.04	$ 256,279	2.48%	0.00%	to	1.95%	-0.94%	to	1.01%
2010	14,409	$8.06	to	$28.09	$ 280,318	1.76%	0.00%	to	2.15%	12.73%	to	15.25%
2009	15,503	$7.06	to	$24.68	$ 263,715	2.20%	0.00%	to	2.15%	27.38%	to	30.20%
2008	16,023	$5.46	to	$19.17	$ 213,311	2.47%	0.00%	to	2.15%	-43.84%	to	-42.62%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Growth Portfolio - Initial Class
2012	11,796	$9.10	to	$30.59	$ 225,077	0.62%	0.00%	to	1.75%	12.69%	to	14.70%
2011	12,717	$8.01	to	$26.98	$ 214,512	0.38%	0.00%	to	1.80%	-1.49%	to	0.18%
2010	13,207	$8.07	to	$27.24	$ 225,726	0.34%	0.00%	to	1.85%	21.91%	to	24.36%
2009	13,653	$6.55	to	$22.19	$ 190,848	0.43%	0.00%	to	1.85%	25.83%	to	28.29%
2008	14,257	$5.14	to	$17.49	$ 159,095	0.83%	0.00%	to	1.85%	-48.12%	to	-47.17%
Fidelity® VIP High Income Portfolio - Initial Class
2012	852	$14.20	to	$15.24	$ 12,167	6.21%	0.95%	to	1.50%	12.56%	to	13.15%
2011	770	$12.55	to	$13.54	$ 9,729	6.80%	0.95%	to	1.50%	2.42%	to	3.04%
2010	812	$12.18	to	$13.22	$ 9,957	7.77%	0.95%	to	1.50%	12.13%	to	12.78%
2009	828	$10.80	to	$11.79	$ 9,003	9.19%	0.95%	to	1.50%	41.88%	to	42.48%
2008	657	$7.58	to	$8.31	$ 5,016	8.83%	0.95%	to	1.50%	-26.13%	to	-25.69%
Fidelity® VIP Overseas Portfolio - Initial Class
2012	1,924	$7.61	to	$20.76	$ 29,379	1.91%	0.00%	to	1.50%	18.92%	to	20.83%
2011	2,181	$6.36	to	$17.19	$ 27,985	1.44%	0.00%	to	1.50%	-18.39%	to	-17.16%
2010	2,316	$7.74	to	$20.75	$ 36,340	1.31%	0.00%	to	1.50%	11.42%	to	13.20%
2009	2,527	$6.90	to	$18.33	$ 35,651	2.07%	0.00%	to	1.50%	24.57%	to	26.52%
2008	2,600	$5.50	to	$14.49	$ 29,665	2.56%	0.00%	to	1.50%	-44.66%	to	-43.84%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2012	36,247	$9.84	to	$41.86	$ 1,085,469	1.39%	0.00%	to	1.95%	14.15%	to	16.42%
2011	37,831	$8.53	to	$36.35	$ 988,331	1.03%	0.00%	to	1.95%	-4.39%	to	-2.54%
2010	38,963	$8.83	to	$37.67	$ 1,058,819	1.19%	0.00%	to	2.15%	14.74%	to	17.37%
2009	40,206	$7.59	to	$32.46	$ 970,509	1.37%	0.00%	to	2.15%	32.82%	to	35.75%
2008	39,866	$5.64	to	$24.16	$ 722,264	1.02%	0.00%	to	2.15%	-43.75%	to	-29.20%
Fidelity® VIP Index 500 Portfolio - Initial Class
2012	3,845	$29.93	to	$30.12	$ 115,759	2.20%	0.95%	to	1.10%	14.66%	to	14.81%
2011	3,936	$26.07	to	$26.27	$ 103,342	1.98%	0.95%	to	1.00%	1.04%	to	1.09%
2010	4,089	$25.79	to	$26.00	$ 106,249	1.90%	0.95%	to	1.00%	13.84%	to	13.91%
2009	4,173	$22.64	to	$22.84	$ 95,244	2.48%	0.95%	to	1.00%	25.36%	to	25.43%
2008	4,127	$18.05	to	$18.22	$ 75,139	2.23%	0.95%	to	1.00%	-37.63%	to	-37.62%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Mid Cap Portfolio - Initial Class
2012	1,299		$15.86		$ 20,599	0.66%		-		14.84%
2011	1,311		$13.81		$ 18,110	0.26%		-		-10.61%
2010	1,329		$15.45		$ 20,531	0.39%		-		28.86%
2009	1,163		$11.99		$ 13,948	0.73%		-		40.07%
2008	935		$8.56		$ 8,006	0.55%		-		-39.42%
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2012	905	$24.83	to	$24.99	$ 22,592	1.59%	0.95%	to	1.10%	11.26%	to	11.40%
2011	930	$22.29	to	$22.46	$ 20,844	2.01%	0.95%	to	1.00%	-3.52%	to	-3.46%
2010	947	$23.09	to	$23.28	$ 22,008	1.67%	0.95%	to	1.00%	13.12%	to	13.19%
2009	979	$20.40	to	$20.58	$ 20,099	2.41%	0.95%	to	1.00%	27.83%	to	27.90%
2008	968	$15.95	to	$16.10	$ 15,560	3.00%	0.95%	to	1.00%	-29.42%
Mutual Global Discovery Fund - Class R
2012	131	$10.55	to	$19.27	$ 2,419	1.30%	0.15%	to	1.55%	11.32%	to	12.89%
2011	171	$15.28	to	$17.07	$ 2,800	1.26%	0.15%	to	1.55%	-4.68%	to	-3.42%
2010	228	$15.81	to	$17.53	$ 3,888	1.60%	0.25%	to	1.75%	8.96%	to	10.53%
2009	217	$14.51	to	$16.09	$ 3,353	0.89%	0.00%	to	1.75%	18.87%	to	20.31%
2008	160	$12.35	to	$13.10	$ 2,067	1.20%	0.35%	to	1.55%	-28.07%	to	-27.22%
Franklin Small-Mid Cap Growth Fund - Class A
2012	36	$14.29	to	$15.98	$ 553	-	0.20%	to	1.45%	9.17%	to	10.59%
2011	49	$12.78	to	$14.45	$ 673	-	0.20%	to	1.75%	-6.58%	to	-5.57%
2010	47	$13.68	to	$15.12	$ 681	-	0.30%	to	1.75%	26.20%	to	28.04%
2009	50	$10.84	to	$11.81	$ 563	-	0.30%	to	1.75%	40.78%	to	42.81%
2008	49	$7.70	to	$8.27	$ 396	0.17%	0.30%	to	1.75%	-43.55%	to	-43.03%
Franklin Small Cap Value Securities Fund - Class 2
2012	5,113	$11.56	to	$24.11	$ 110,112	0.79%	0.00%	to	1.75%	16.34%	to	18.42%
2011	5,934	$9.85	to	$20.36	$ 109,148	0.70%	0.00%	to	1.75%	-5.40%	to	-3.71%
2010	6,233	$10.33	to	$21.19	$ 119,932	0.74%	0.00%	to	1.95%	25.72%	to	28.24%
2009	5,720	$8.12	to	$16.69	$ 86,667	1.55%	0.00%	to	1.95%	26.67%	to	29.30%
2008	5,364	$6.33	to	$13.05	$ 63,473	1.21%	0.00%	to	1.90%	-34.15%	to	-32.98%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fundamental InvestorsSM, Inc. - Class R-3
2012	116	$9.85	to	$10.59	$ 1,203	1.05%	0.00%	to	1.55%	14.94%	to	16.89%
2011	123	$8.57	to	$9.06	$ 1,093	1.48%	0.00%	to	1.55%	-3.71%	to	-2.27%
2010	87	$8.90	to	$9.27	$ 793	1.08%	0.00%	to	1.55%	12.17%	to	13.42%
2009	63	$7.97	to	$8.12	$ 505	0.77%	0.25%	to	1.40%	31.09%	to	32.35%
2008	2	$6.08	to	$6.12	$ 13	(a)	0.40%	to	1.35%		(a)
Fundamental InvestorsSM, Inc. - Class R-4
2012	3,619	$10.01	to	$10.73	$ 37,284	1.30%	0.00%	to	1.50%	15.32%	to	17.01%
2011	3,649	$8.68	to	$9.17	$ 32,351	1.71%	0.00%	to	1.50%	-3.34%	to	-1.93%
2010	3,501	$8.98	to	$9.35	$ 31,928	1.44%	0.00%	to	1.50%	12.25%	to	14.02%
2009	2,700	$8.00	to	$8.20	$ 21,781	1.62%	0.00%	to	1.50%	31.36%	to	33.33%
2008	1,355	$6.09	to	$6.15	$ 8,280	(a)	0.00%	to	1.50%		(a)
The Growth Fund of America® - Class R-3
2012	847	$11.56	to	$15.78	$ 12,373	0.44%	0.00%	to	1.55%	18.35%	to	20.18%
2011	1,165	$9.71	to	$13.13	$ 14,365	0.34%	0.00%	to	1.55%	-6.60%	to	-5.13%
2010	1,342	$10.34	to	$13.84	$ 17,580	0.60%	0.00%	to	1.75%	9.96%	to	11.97%
2009	1,299	$9.33	to	$12.36	$ 15,280	0.73%	0.00%	to	1.75%	31.80%	to	34.06%
2008	1,082	$7.03	to	$9.22	$ 9,558	0.68%	0.00%	to	1.75%	-40.25%	to	-39.22%
The Growth Fund of America® - Class R-4
2012	19,382	$9.90	to	$16.17	$ 287,158	0.76%	0.00%	to	1.50%	18.73%	to	20.61%
2011	21,865	$8.28	to	$13.42	$ 271,700	0.64%	0.00%	to	1.50%	-6.27%	to	-4.82%
2010	23,779	$8.79	to	$14.10	$ 313,633	0.88%	0.00%	to	1.50%	10.63%	to	12.30%
2009	23,386	$7.89	to	$12.56	$ 277,112	1.00%	0.00%	to	1.50%	32.53%	to	34.63%
2008	20,363	$5.91	to	$9.34	$ 181,120	0.98%	0.00%	to	1.50%	-40.00%	to	-39.03%
The Hartford Capital Appreciation Fund - Class R4
2012	14		$11.55		$ 159	0.60%		0.65%		19.44%
2011	18		$9.67		$ 173	1.65%		0.65%		-15.77%
2010	17		$11.48		$ 190	(c)		0.65%			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
The Hartford Dividend and Growth Fund - Class R4
2012	21		$12.55		$ 261	1.38%		0.65%		12.15%
2011	2		$11.19		$ 28	-		0.65%		0.27%
2010	4		$11.16		$ 46	(c)		0.65%			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
The Income Fund of America® - Class R-3
2012	129	$14.22	to	$16.33	$ 1,985	3.31%	0.00%	to	1.55%	10.00%	to	11.62%
2011	153	$13.10	to	$14.63	$ 2,121	3.64%	0.00%	to	1.40%	3.72%	to	5.18%
2010	147	$12.33	to	$13.91	$ 1,942	3.82%	0.00%	to	1.75%	9.70%	to	11.55%
2009	149	$11.24	to	$12.47	$ 1,778	4.47%	0.00%	to	1.75%	21.91%	to	24.08%
2008	158	$9.22	to	$10.05	$ 1,535	4.57%	0.00%	to	1.75%	-30.42%	to	-29.18%
ING Balanced Portfolio - Class I
2012	12,021	$10.53	to	$42.33	$ 305,260	3.11%	0.00%	to	1.95%	11.45%	to	13.65%
2011	13,209	$9.35	to	$37.60	$ 299,261	2.79%	0.00%	to	1.95%	-3.28%	to	-1.33%
2010	14,952	$9.56	to	$38.46	$ 347,585	2.78%	0.00%	to	1.95%	11.89%	to	14.19%
2009	16,466	$8.44	to	$34.02	$ 341,845	4.46%	0.00%	to	1.95%	16.92%	to	19.28%
2008	17,863	$7.13	to	$28.80	$ 314,926	3.72%	0.00%	to	1.95%	-29.49%	to	1.49%
ING Growth Opportunities Fund - Class A
2012	5		$13.81		$ 63	(e)		1.15%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING Real Estate Fund - Class A
2012	92	$19.20	to	$22.05	$ 1,954	2.17%	0.00%	to	1.55%	13.80%	to	15.32%
2011	114	$17.05	to	$19.12	$ 2,098	1.97%	0.00%	to	1.45%	7.85%	to	9.32%
2010	117	$15.50	to	$17.49	$ 1,971	2.35%	0.00%	to	1.75%	25.63%	to	27.39%
2009	122	$12.60	to	$13.73	$ 1,611	3.77%	0.00%	to	1.45%	27.79%	to	29.65%
2008	133	$9.86	to	$10.59	$ 1,357	3.35%	0.00%	to	1.45%	-36.10%	to	-35.15%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Value Choice Fund - Class A
2012	-		$11.65		$ 4	(g)		0.50%			(g)
2011	-		$11.90		$ 3	(d)		0.60%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING GNMA Income Fund - Class A
2012	338	$10.94	to	$17.22	$ 4,456	3.62%	0.00%	to	1.55%	1.30%	to	2.90%
2011	355	$10.80	to	$16.78	$ 4,837	3.86%	0.00%	to	1.55%	5.73%	to	7.40%
2010	367	$10.20	to	$15.66	$ 4,750	3.74%	0.00%	to	1.55%	4.56%	to	6.24%
2009	388	$11.85	to	$12.98	$ 4,826	4.15%	0.00%	to	1.55%	3.40%	to	4.93%
2008	238	$11.46	to	$12.37	$ 2,835	3.54%	0.00%	to	1.55%	5.23%	to	6.91%
ING Intermediate Bond Fund - Class A
2012	225	$13.25	to	$15.21	$ 3,250	4.51%	0.00%	to	1.55%	7.20%	to	8.80%
2011	251	$12.36	to	$13.98	$ 3,356	4.24%	0.00%	to	1.55%	6.00%	to	7.79%
2010	326	$11.66	to	$12.97	$ 4,053	5.17%	0.00%	to	1.55%	8.06%	to	9.64%
2009	334	$10.79	to	$11.83	$ 3,799	6.26%	0.00%	to	1.55%	11.01%	to	12.88%
2008	342	$9.72	to	$10.48	$ 3,481	4.43%	0.00%	to	1.55%	-11.39%	to	-10.04%
ING Intermediate Bond Portfolio - Class I
2012	16,602	$12.85	to	$103.21	$ 408,463	4.58%	0.00%	to	1.95%	7.24%	to	9.37%
2011	17,019	$11.86	to	$95.33	$ 386,933	4.47%	0.00%	to	1.95%	5.49%	to	7.59%
2010	17,564	$11.13	to	$89.57	$ 383,698	5.05%	0.00%	to	1.95%	7.67%	to	9.98%
2009	18,464	$10.21	to	$82.40	$ 378,989	6.63%	0.00%	to	2.05%	9.31%	to	11.57%
2008	18,571	$9.22	to	$83.76	$ 350,384	5.64%	0.00%	to	2.05%	-10.25%	to	6.66%
ING Intermediate Bond Portfolio - Class S
2012	89		$13.55		$ 1,202	4.71%		0.35%		8.66%
2011	74		$12.47		$ 922	5.44%		0.35%		6.95%
2010	44		$11.66		$ 511	5.81%		0.35%		9.07%
2009	33		$10.69		$ 349	7.13%		0.35%		10.89%
2008	22		$9.64		$ 212	5.64%		0.35%		-8.88%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class
2012	974	$10.93	to	$15.92	$ 14,469	0.74%	0.00%	to	1.50%	16.98%	to	18.72%
2011	892	$9.29	to	$13.41	$ 11,294	0.58%	0.00%	to	1.50%	3.15%	to	4.83%
2010	826	$8.95	to	$12.80	$ 10,075	-	0.00%	to	1.50%	5.44%	to	6.93%
2009	846	$8.43	to	$11.97	$ 9,719	-	0.00%	to	1.50%	18.24%	to	20.17%
2008	749	$7.07	to	$9.97	$ 7,198	0.15%	0.00%	to	1.50%	-29.73%	to	-28.63%
ING BlackRock Inflation Protected Bond Portfolio - Adviser Class
2012	9		$11.26		$ 97	-		0.35%		5.73%
2011	7		$10.65		$ 74	(d)		0.35%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING BlackRock Large Cap Growth Portfolio - Institutional Class
2012	8,458	$9.29	to	$10.77	$ 85,929	0.77%	0.00%	to	1.50%	13.02%	to	14.73%
2011	9,172	$8.22	to	$9.41	$ 82,025	0.62%	0.00%	to	1.50%	-2.78%	to	-1.25%
2010	9,256	$8.45	to	$9.53	$ 84,717	0.46%	0.00%	to	1.50%	11.91%	to	13.72%
2009	9,710	$7.55	to	$8.39	$ 79,020	0.58%	0.00%	to	1.50%	28.62%	to	30.69%
2008	10,055	$5.87	to	$6.43	$ 63,303	0.20%	0.00%	to	1.50%	-39.90%	to	-39.03%
ING BlackRock Large Cap Growth Portfolio - Service Class
2012	47	$10.37	to	$15.37	$ 502	0.57%	0.00%	to	1.40%	13.77%	to	14.47%
2011	51	$10.49	to	$13.51	$ 551	0.54%	0.00%	to	1.30%	-2.05%	to	-1.55%
2010	18	$10.71	to	$10.95	$ 196	-	0.00%	to	0.50%	12.86%	to	13.47%
2009	17	$9.49	to	$9.65	$ 158	-	0.00%	to	0.50%	29.47%	to	30.23%
2008	12	$7.33	to	$7.41	$ 86	-	0.00%	to	0.50%	-39.32%	to	-39.11%
ING BlackRock Large Cap Growth Portfolio - Service 2 Class
2012	29		$10.32		$ 294	0.36%		0.35%		13.78%
2011	29		$9.07		$ 261	0.42%		0.35%		-1.95%
2010	24		$9.25		$ 220	-		0.35%		12.80%
2009	22		$8.20		$ 177	-		0.35%		29.54%
2008	12		$6.33		$ 79	-		0.35%		-39.43%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Global Real Estate Portfolio - Adviser Class
2012	1		$11.10		$ 7	-		0.35%		24.72%
2011	-		$8.90		$ 2	(d)		0.35%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING Clarion Global Real Estate Portfolio - Institutional Class
2012	6,449	$11.73	to	$12.52	$ 77,810	0.80%	0.00%	to	1.50%	24.21%	to	26.08%
2011	5,765	$9.44	to	$9.93	$ 55,561	3.83%	0.00%	to	1.50%	-6.63%	to	-5.16%
2010	5,816	$10.11	to	$10.47	$ 59,612	8.70%	0.00%	to	1.50%	14.63%	to	16.33%
2009	5,675	$8.82	to	$9.00	$ 50,442	2.45%	0.00%	to	1.50%	31.79%	to	33.73%
2008	5,361	$6.69	to	$6.73	$ 35,967	(a)	0.00%	to	1.50%		(a)
ING Clarion Real Estate Portfolio - Adviser Class
2012	4	$11.24			$ 41	-		0.35%		14.69%
2011	2		$9.80		$ 18	(d)		0.35%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING Clarion Real Estate Portfolio - Institutional Class
2012	175	$12.31	to	$13.17	$ 2,303	1.30%	0.95%	to	1.95%	13.56%	to	14.72%
2011	188	$10.84	to	$11.48	$ 2,157	2.40%	0.95%	to	1.95%	7.65%	to	8.71%
2010	182	$10.07	to	$10.56	$ 1,924	3.64%	0.95%	to	1.95%	25.88%	to	27.08%
2009	158	$8.00	to	$8.31	$ 1,315	3.43%	0.95%	to	1.95%	34.90%
2008	117		$6.16		$ 724	1.92%		0.95%		-38.89%
ING Clarion Real Estate Portfolio - Service Class
2012	4,181	$11.34	to	$13.80	$ 54,384	1.03%	0.00%	to	1.55%	13.69%	to	15.52%
2011	4,216	$9.91	to	$11.95	$ 48,009	1.33%	0.00%	to	1.55%	7.87%	to	9.53%
2010	3,935	$9.13	to	$10.91	$ 41,259	3.37%	0.00%	to	1.50%	26.02%	to	28.05%
2009	3,220	$7.19	to	$8.52	$ 26,610	3.48%	0.00%	to	1.55%	33.83%	to	35.89%
2008	2,819	$5.33	to	$6.27	$ 17,289	1.39%	0.00%	to	1.50%	-39.46%	to	-38.53%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2012	2,655	$10.45	to	$10.47	$ 27,744	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2012	3,077	$10.44	to	$16.96	$ 48,491	0.53%	0.00%	to	1.60%	12.81% to	14.67%
2011	4,580	$9.19	to	$14.79	$ 64,098	0.20%	0.00%	to	1.60%	-12.28% to	-10.93%
2010	4,086	$10.41	to	$16.61	$ 64,558	0.15%	0.00%	to	1.80%	26.45% to	28.45%
2009	3,350	$8.18	to	$12.94	$ 41,611	0.53%	0.00%	to	1.50%	37.05% to	39.14%
2008	2,384	$5.92	to	$9.30	$ 21,437	0.94%	0.00%	to	1.50%	-40.11% to	-39.14%
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class
2012	1		$9.72		$ 8	-		0.35%		14.08%
2011	1		$8.52		$ 12	(d)		0.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Global Resources Portfolio - Adviser Class
2012	-		$8.46		$ 2	-		0.35%		-3.42%
2011	-		$8.76		$ 2	(d)		0.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Global Resources Portfolio - Institutional Class
2012	2		$12.16		$ 26	-		0.20%		-2.80%
2011	2		$12.51		$ 30	-		0.20%		-9.08%
2010	2		$13.76		$ 33	-		0.20%		21.66%
2009	2		$11.31		$ 27	-		0.20%		37.59%
2008	3		$8.22		$ 25	2.90%		0.20%		-40.95%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Resources Portfolio - Service Class
2012	9,081	$8.56	to	$13.18	$ 101,734	0.79%	0.00%	to	1.50%	-4.24%	to	-2.84%
2011	10,492	$8.89	to	$13.59	$ 122,291	0.60%	0.00%	to	1.50%	-10.51%	to	-9.13%
2010	10,301	$9.88	to	$15.01	$ 133,413	0.85%	0.00%	to	1.50%	19.77%	to	21.64%
2009	10,029	$8.19	to	$12.38	$ 107,768	0.30%	0.00%	to	1.50%	35.47%	to	37.64%
2008	9,325	$6.00	to	$8.06	$ 73,573	2.08%	0.00%	to	1.50%	-41.88%	to	-41.03%
ING Invesco Van Kampen Growth and Income Portfolio - Institutional Class
2012	634	$10.36	to	$10.38	$ 6,568	(e)	0.00%	to	0.45%		(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING Invesco Van Kampen Growth and Income Portfolio - Service Class
2012	1,367	$9.94	to	$14.04	$ 17,841	2.25%	0.00%	to	1.50%	12.91%	to	14.61%
2011	1,721	$8.75	to	$12.25	$ 19,901	1.21%	0.00%	to	1.50%	-3.65%	to	-2.16%
2010	1,829	$9.03	to	$12.52	$ 21,766	0.24%	0.00%	to	1.50%	10.79%	to	12.49%
2009	1,715	$8.09	to	$11.13	$ 18,265	1.34%	0.00%	to	1.50%	22.12%	to	23.98%
2008	1,513	$6.57	to	$8.98	$ 13,111	4.08%	0.00%	to	1.50%	-33.23%	to	-32.23%
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2012	16		$19.07		$ 307	-		0.35%		18.30%
2011	18		$16.12		$ 286	0.87%		0.35%		-18.83%
2010	20		$19.86		$ 405	0.48%		0.35%		19.49%
2009	25		$16.62		$ 421	1.01%		0.35%		70.29%
2008	18		$9.76		$ 171	3.71%		0.35%		-51.61%
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2012	1,631	$19.87	to	$19.94	$ 32,471	-	0.95%	to	1.10%	17.99%	to	18.20%
2011	1,715	$16.84	to	$16.87	$ 28,902	1.10%	0.95%	to	1.00%	-18.84%	to	-18.82%
2010	1,953	$20.75	to	$20.78	$ 40,548	0.67%	0.95%	to	1.00%	19.39%	to	19.49%
2009	2,123	$17.38	to	$17.39	$ 36,901	1.51%	0.95%	to	1.00%	70.32%	to	70.39%
2008	1,808	$10.20	to	$10.21	$ 18,447	2.65%	0.95%	to	1.00%	-51.66%	to	-51.61%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2012	1,166	$9.51	to	$24.70	$ 26,309	-	0.00%	to	1.50%	17.35% to	19.08%
2011	1,268	$8.05	to	$20.76	$ 23,894	0.83%	0.00%	to	1.50%	-19.51% to	-18.26%
2010	1,441	$9.94	to	$25.42	$ 33,720	0.48%	0.00%	to	1.55%	18.45% to	20.31%
2009	1,541	$8.33	to	$21.25	$ 30,187	1.31%	0.00%	to	1.55%	68.93% to	71.51%
2008	1,357	$4.89	to	$12.39	$ 15,725	2.46%	0.00%	to	1.50%	-52.01% to	-51.32%
ING JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2012	1		$10.70		$ 16	-		0.35%		17.84%
2011	1		$9.08		$ 9	(d)		0.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2012	851	$10.59	to	$10.60	$ 9,013	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2012	524	$11.97	to	$17.29	$ 8,402	0.25%	0.00%	to	1.50%	16.92% to	18.67%
2011	631	$10.18	to	$14.57	$ 8,714	0.37%	0.00%	to	1.50%	-2.80% to	-1.29%
2010	466	$10.41	to	$14.76	$ 6,554	0.28%	0.00%	to	1.50%	24.86% to	26.70%
2009	324	$8.29	to	$11.65	$ 3,617	0.45%	0.00%	to	1.50%	25.40% to	27.40%
2008	241	$6.57	to	$9.15	$ 2,129	0.48%	0.00%	to	1.50%	-31.00% to	-29.94%
ING Large Cap Growth Portfolio - Adviser Class
2012	13		$12.10		$ 155	0.75%		0.35%		17.13%
2011	11		$10.33		$ 113	(d)		0.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Large Cap Growth Portfolio - Institutional Class
2012	15,966	$11.94	to	$16.43	$ 193,340	0.58%	0.00%	to	1.50%	16.26% to	18.10%
2011	12,873	$10.27	to	$14.05	$ 133,022	(d)	0.00%	to	1.50%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Large Cap Growth Portfolio - Service Class
2012	25	$12.06	to	$13.93	$ 338	0.33%	0.00%	to	1.40%	16.14% to	17.87%
2011	25	$10.32	to	$15.22	$ 266	0.11%	0.00%	to	1.40%	1.74%
2010	217	$14.96	to	$15.29	$ 3,252	0.33%	0.00%	to	0.50%	13.68% to	14.19%
2009	29	$13.16	to	$13.39	$ 378	0.48%	0.00%	to	0.50%	41.81% to	42.45%
2008	4	$9.28	to	$9.40	$ 35	-	0.00%	to	0.50%	-27.53%
ING Large Cap Value Portfolio - Institutional Class
2012	22,249	$9.15	to	$10.76	$ 217,365	2.56%	0.00%	to	1.95%	12.41% to	14.71%
2011	24,706	$8.14	to	$9.38	$ 212,312	1.28%	0.00%	to	1.95%	1.50% to	3.53%
2010	16,432	$8.02	to	$9.06	$ 137,628	2.49%	0.00%	to	1.95%	17.08% to	19.37%
2009	17,629	$6.85	to	$7.59	$ 124,824	-	0.00%	to	1.95%	10.45% to	12.77%
2008	17,559	$6.20	to	$6.74	$ 111,368	3.16%	0.00%	to	1.95%	-31.49% to	-30.28%
ING Large Cap Value Portfolio - Service Class
2012	72	$9.24	to	$9.91	$ 708	2.35%	0.50%	to	1.55%	12.55% to	13.78%
2011	95	$8.21	to	$8.71	$ 821	1.94%	0.50%	to	1.55%	2.18%
2010	-		$8.26		$ 3	-		1.05%		18.00%
2009	-		$7.00		$ 3	(b)		1.05%		(b)
2008	(b)		(b)		(b)	(b)		(b)		(b)
ING Limited Maturity Bond Portfolio - Adviser Class
2012	2		$10.06		$ 17	(e)		0.35%		(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico Growth Portfolio - Institutional Class
2012	893	$10.64	to	$11.45	$ 9,713	0.71%	0.00%	to	1.50%	8.02%	to	12.92%
2011	904	$9.58	to	$10.14	$ 8,799	0.51%	0.00%	to	1.50%	-2.84%	to	-1.46%
2010	921	$9.82	to	$10.29	$ 9,178	0.69%	0.00%	to	1.50%	18.35%	to	20.07%
2009	881	$8.25	to	$8.57	$ 7,384	1.17%	0.00%	to	1.50%	27.33%	to	31.01%
2008	797	$6.45	to	$6.62	$ 5,214	(a)	0.00%	to	1.50%		(a)
ING Marsico Growth Portfolio - Service Class
2012	8	$11.12	to	$13.41	$ 97	0.30%	0.35%	to	1.45%	10.94%	to	12.21%
2011	48	$9.91	to	$12.28	$ 570	0.18%	0.25%	to	1.45%	-2.98%	to	-1.84%
2010	43	$10.12	to	$12.51	$ 522	0.47%	0.25%	to	1.35%	18.32%	to	19.48%
2009	33	$8.47	to	$10.35	$ 337	0.62%	0.35%	to	1.50%	27.96%	to	28.53%
2008	39	$6.59	to	$8.08	$ 306	0.09%	0.35%	to	1.20%	-40.94%	to	-40.60%
ING MFS Total Return Portfolio - Adviser Class
2012	89		$12.79		$ 1,139	2.21%		0.35%		10.35%
2011	97		$11.59		$ 1,120	2.56%		0.35%		0.87%
2010	93		$11.49		$ 1,070	0.41%		0.35%		9.12%
2009	85		$10.53		$ 896	2.58%		0.35%		17.13%
2008	55		$8.99		$ 497	4.89%		0.35%		-22.90%
ING MFS Total Return Portfolio - Institutional Class
2012	4,607	$12.16	to	$12.20	$ 56,102	2.74%	0.95%	to	1.10%	10.24%	to	10.41%
2011	5,037	$11.03	to	$11.05	$ 55,604	2.69%	0.95%	to	1.00%	0.82%	to	0.91%
2010	5,492	$10.94	to	$10.95	$ 60,109	0.45%	0.95%	to	1.00%	9.06%	to	9.07%
2009	5,815	$10.03	to	$10.04	$ 58,354	2.74%	0.95%	to	1.00%	17.02%	to	17.04%
2008	6,024	$8.57	to	$8.58	$ 51,654	6.26%	0.95%	to	1.00%	-23.00%	to	-22.91%
ING MFS Total Return Portfolio - Service Class
2012	1,604	$10.76	to	$17.81	$ 25,679	2.46%	0.00%	to	1.65%	9.38%	to	11.27%
2011	1,712	$9.76	to	$16.06	$ 24,886	2.43%	0.00%	to	1.65%	0.07%	to	1.52%
2010	1,795	$9.70	to	$15.85	$ 25,934	0.45%	0.00%	to	1.50%	8.18%	to	9.90%
2009	1,926	$8.90	to	$14.70	$ 25,683	2.51%	0.00%	to	1.55%	16.03%	to	17.88%
2008	1,955	$7.60	to	$12.47	$ 22,350	5.97%	0.00%	to	1.55%	-23.51%	to	-22.41%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Utilities Portfolio - Service Class
2012	2,264	$11.07	to	$21.73	$ 45,560	3.18%	0.00%	to	1.50%	11.64%	to	13.30%
2011	2,369	$9.86	to	$19.18	$ 42,549	3.65%	0.00%	to	1.50%	4.77%	to	6.40%
2010	2,219	$9.35	to	$18.03	$ 37,746	2.63%	0.00%	to	1.50%	12.01%	to	13.72%
2009	2,258	$8.29	to	$15.86	$ 34,116	5.53%	0.00%	to	1.50%	30.80%	to	32.83%
2008	2,158	$6.29	to	$11.94	$ 24,775	3.58%	0.00%	to	1.50%	-38.65%	to	-37.72%
ING Morgan Stanley Global Franchise Portfolio - Adviser Class
2012	3		$11.23		$ 31	4.35%		0.35%		14.94%
2011	1		$9.77		$ 15	(d)		0.35%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING PIMCO High Yield Portfolio - Adviser Class
2012	5		$11.23		$ 51	5.00%		0.35%		13.32%
2011	3		$9.91		$ 29	(d)		0.35%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING PIMCO High Yield Portfolio - Institutional Class
2012	2,180	$10.44	to	$16.43	$ 28,658	5.51%	0.00%	to	1.10%	13.20%	to	13.31%
2011	697	$14.47	to	$14.50	$ 10,100	7.87%	0.95%	to	1.00%	3.65%	to	3.72%
2010	491	$13.96	to	$13.98	$ 6,858	7.29%	0.95%	to	1.00%	13.40%	to	13.47%
2009	278	$12.31	to	$12.32	$ 3,426	7.29%	0.95%	to	1.00%	48.26%	to	48.31%
2008	73	$8.30	to	$8.31	$ 609	8.94%	0.95%	to	1.00%	-23.15%	to	-23.06%
ING PIMCO High Yield Portfolio - Service Class
2012	1,792	$15.08	to	$18.65	$ 30,849	6.94%	0.00%	to	1.50%	12.30%	to	14.08%
2011	1,538	$13.34	to	$16.36	$ 23,607	7.03%	0.00%	to	1.50%	2.85%	to	4.47%
2010	1,397	$12.89	to	$15.66	$ 20,723	7.21%	0.00%	to	1.50%	12.60%	to	14.27%
2009	969	$11.37	to	$13.71	$ 12,663	8.04%	0.00%	to	1.50%	47.07%	to	49.41%
2008	505	$7.67	to	$9.18	$ 4,462	8.96%	0.00%	to	1.50%	-23.68%	to	-22.53%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
(000's)		(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Fund Portfolio - Institutional Class
2012	1,794	$9.41	to	$11.93	$ 19,631	1.55%	0.00%	to	1.95%	8.29%	to	10.53%
2011	1,981	$8.60	to	$10.90	$ 19,761	1.67%	0.00%	to	1.95%	-6.14%	to	-4.24%
2010	1,963	$9.06	to	$11.50	$ 20,602	1.34%	0.00%	to	1.95%	13.87%	to	16.17%
2009	1,654	$7.87	to	$10.00	$ 15,047	1.46%	0.00%	to	1.95%	22.54%	to	24.41%
2008	1,578	$6.37	to	$8.11	$ 11,631	3.79%	0.00%	to	1.60%	-35.59%	to	-34.52%
ING Pioneer Fund Portfolio - Service Class
2012	26	$10.24	to	$10.73	$ 273	1.47%	0.80%	to	1.50%	8.70%	to	9.49%
2011	28	$9.42	to	$9.80	$ 271	1.08%	0.80%	to	1.50%	-5.85%	to	-5.31%
2010	46	$10.00	to	$10.52	$ 473	1.21%	0.45%	to	1.55%	14.27%	to	15.22%
2009	39	$8.83	to	$9.13	$ 353	1.73%	0.45%	to	1.35%	22.44%	to	23.00%
2008	15	$7.22	to	$7.33	$ 109	3.64%	0.70%	to	1.30%	-35.54%	to	-35.41%
ING Pioneer Mid Cap Value Portfolio - Adviser Class
2012	2		$10.80		$ 23	(e)		0.35%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING Pioneer Mid Cap Value Portfolio - Institutional Class
2012	6,796	$9.67	to	$11.90	$ 76,026	1.13%	0.00%	to	1.70%	9.31%	to	11.32%
2011	7,967	$8.77	to	$10.70	$ 80,950	1.54%	0.00%	to	1.90%	-6.42%	to	-4.80%
2010	8,727	$9.30	to	$11.24	$ 93,956	1.11%	0.00%	to	2.10%	15.71%	to	18.32%
2009	9,133	$7.93	to	$9.51	$ 83,867	1.50%	0.00%	to	2.10%	23.11%	to	25.46%
2008	8,859	$6.37	to	$7.58	$ 65,464	2.18%	0.00%	to	1.80%	-34.09%	to	-32.92%
ING Pioneer Mid Cap Value Portfolio - Service Class
2012	34	$10.35	to	$11.66	$ 378	0.81%	0.10%	to	1.50%	9.37%	to	10.94%
2011	35	$9.44	to	$10.51	$ 359	1.34%	0.10%	to	1.65%	-6.60%	to	-5.06%
2010	36	$10.30	to	$11.07	$ 390	0.82%	0.10%	to	1.65%	16.13%	to	17.77%
2009	37	$8.91	to	$9.40	$ 342	1.47%	0.10%	to	1.55%	23.49%	to	25.00%
2008	28	$7.27	to	$7.52	$ 204	3.64%	0.10%	to	1.35%	-34.03%	to	-33.30%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2012	18		$10.97		$ 195	1.76%		0.35%		13.68%
2011	15		$9.65		$ 146	(d)		0.35%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2012	10,830	$10.38	to	$10.40	$ 112,414	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2012	23,795	$12.33	to	$17.12	$ 377,748	1.56%	0.00%	to	1.55%	12.76% to	14.52%
2011	28,088	$10.86	to	$14.95	$ 396,097	1.97%	0.00%	to	1.55%	1.28% to	2.89%
2010	25,529	$10.65	to	$14.53	$ 352,842	1.74%	0.00%	to	1.55%	12.32% to	13.97%
2009	21,112	$9.42	to	$12.75	$ 257,927	2.05%	0.00%	to	1.55%	31.08% to	33.33%
2008	17,181	$7.12	to	$9.57	$ 158,868	4.79%	0.00%	to	1.55%	-28.63% to	-27.50%
ING T. Rowe Price Equity Income Portfolio - Adviser Class
2012	128		$12.82		$ 1,638	1.75%		0.35%		16.23%
2011	131		$11.03		$ 1,447	1.86%		0.35%		-1.52%
2010	121		$11.20		$ 1,354	1.31%		0.35%		14.17%
2009	142		$9.81		$ 1,389	1.56%		0.35%		24.18%
2008	116		$7.90		$ 918	3.48%		0.35%		-36.19%
ING T. Rowe Price Equity Income Portfolio - Service Class
2012	5,641	$10.06	to	$20.53	$ 104,568	1.97%	0.00%	to	1.65%	15.46% to	17.25%
2011	6,232	$8.66	to	$17.51	$ 100,170	1.97%	0.00%	to	1.50%	-2.41% to	-0.89%
2010	6,508	$8.82	to	$17.67	$ 106,214	1.54%	0.00%	to	1.65%	13.06% to	15.00%
2009	7,785	$7.73	to	$15.37	$ 110,806	1.81%	0.00%	to	1.65%	22.83% to	24.96%
2008	6,475	$6.23	to	$12.30	$ 74,508	4.58%	0.00%	to	1.65%	-36.69% to	-35.67%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price International Stock Portfolio - Adviser Class
2012	11		$9.00		$ 102	-		0.35%		17.96%
2011	11		$7.63		$ 83	3.66%		0.35%		-13.00%
2010	9		$8.77		$ 81	0.78%		0.35%		13.02%
2009	23		$7.76		$ 175	-		0.35%		36.62%
2008	11		$5.68		$ 65	-		0.35%		-49.87%
ING T. Rowe Price International Stock Portfolio - Service Class
2012	527	$7.78	to	$15.43	$ 7,554	0.28%	0.00%	to	1.50%	17.02%	to	18.78%
2011	564	$6.61	to	$12.99	$ 6,872	3.63%	0.00%	to	1.50%	-13.67%	to	-12.35%
2010	579	$7.60	to	$14.82	$ 8,102	1.37%	0.00%	to	1.50%	12.11%	to	13.82%
2009	690	$6.74	to	$13.02	$ 8,576	1.20%	0.00%	to	1.50%	35.49%	to	37.63%
2008	705	$4.93	to	$9.46	$ 6,408	1.08%	0.00%	to	1.50%	-50.25%	to	-49.52%
ING Templeton Global Growth Portfolio - Institutional Class
2012	52	$15.51	to	$16.42	$ 841	1.94%	0.60%	to	1.45%	20.23%	to	21.27%
2011	53	$12.90	to	$13.54	$ 709	1.80%	0.60%	to	1.45%	-6.86%	to	-6.04%
2010	52	$13.78	to	$14.41	$ 735	1.63%	0.60%	to	1.55%	6.33%	to	7.38%
2009	56	$12.86	to	$13.42	$ 738	3.04%	0.60%	to	1.75%	30.43%	to	31.96%
2008	77	$9.86	to	$10.17	$ 774	1.43%	0.60%	to	1.75%	-40.67%	to	-39.96%
ING Templeton Global Growth Portfolio - Service Class
2012	458	$9.34	to	$11.11	$ 4,823	1.78%	0.00%	to	1.50%	19.93%	to	21.73%
2011	438	$7.74	to	$9.14	$ 3,825	1.81%	0.00%	to	1.50%	-7.10%	to	-5.69%
2010	395	$8.29	to	$9.72	$ 3,693	1.47%	0.00%	to	1.50%	6.15%	to	7.79%
2009	402	$7.75	to	$9.11	$ 3,525	2.24%	0.00%	to	1.50%	30.21%	to	32.26%
2008	315	$5.90	to	$6.89	$ 2,110	1.09%	0.00%	to	1.50%	-40.57%	to	-39.86%
ING U.S. Stock Index Portfolio - Institutional Class
2012	534	$10.44	to	$15.09	$ 7,900	1.98%	0.00%	to	1.25%	14.36%	to	15.81%
2011	532	$11.84	to	$13.03	$ 6,870	2.11%	0.00%	to	1.25%	0.50%	to	1.80%
2010	473	$11.98	to	$12.80	$ 6,021	1.76%	0.00%	to	1.25%	13.34%	to	14.72%
2009	356	$10.54	to	$11.16	$ 3,952	0.73%	0.00%	to	1.25%	24.65%	to	26.30%
2008	269	$8.44	to	$8.84	$ 2,372	3.86%	0.00%	to	1.25%	-37.92%	to	-37.13%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Money Market Portfolio - Class I
2012	19,232	$10.05	to	$57.08	$ 295,287	0.03%	0.00%	to	1.85%	-1.53% to	0.07%
2011	21,788	$10.14	to	$57.32	$ 341,904	0.00%	0.00%	to	1.60%	-1.51% to	0.06%
2010	21,616	$10.23	to	$57.51	$ 342,560	0.02%	0.00%	to	1.85%	-1.61% to	0.29%
2009	24,663	$10.28	to	$57.57	$ 403,501	0.30%	0.00%	to	2.05%	-1.69% to	0.35%
2008	32,012	$10.33	to	$57.58	$ 541,019	5.05%	0.00%	to	1.95%	0.93% to	13.38%
ING Global Real Estate Fund - Class A
2012	5	$18.11	to	$18.72	$ 92	5.16%	0.50%	to	1.40%	24.30% to	24.63%
2011	4	$14.90	to	$15.02	$ 63	3.60%	0.50%	to	0.80%	-6.35%
2010	3	$15.91	to	$15.95	$ 48	2.78%	0.65%	to	0.80%	13.89%
2009	2	$13.97	to	$14.00	$ 24	(b)	0.50%	to	0.80%	(b)
2008	(b)		(b)		(b)	(b)		(b)		(b)
ING International SmallCap Fund - Class A
2012	25	$15.64	to	$17.64	$ 418	0.90%	0.00%	to	1.35%	18.57% to	20.16%
2011	79	$13.14	to	$14.68	$ 1,134	1.38%	0.00%	to	1.40%	-18.79% to	-17.62%
2010	101	$15.79	to	$17.82	$ 1,766	0.41%	0.00%	to	1.75%	22.40% to	24.53%
2009	117	$12.90	to	$14.31	$ 1,642	1.31%	0.00%	to	1.75%	42.98% to	45.43%
2008	131	$9.05	to	$9.84	$ 1,261	2.18%	0.00%	to	1.70%	-52.54% to	-51.81%
ING American Century Small-Mid Cap Value Portfolio - Adviser Class
2012	8		$15.06		$ 119	0.87%		0.35%		15.67%
2011	8		$13.02		$ 110	1.08%		0.35%		-3.77%
2010	6		$13.53		$ 76	1.56%		0.35%		21.35%
2009	5		$11.15		$ 52	-		0.35%		34.66%
2008	5		$8.28		$ 39	2.63%		0.35%		-26.92%
ING American Century Small-Mid Cap Value Portfolio - Initial Class
2012	774	$12.65	to	$13.09	$ 10,028	0.02%	0.00%	to	1.40%	14.90% to	15.43%
2011	-	$11.01	to	$11.08	$ 5	(d)	0.95%	to	1.40%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Small-Mid Cap Value Portfolio - Service Class
2012	2,169	$13.08	to	$22.20	$ 43,640	1.22%	0.00%	to	1.50%	14.61%	to	16.40%
2011	2,497	$10.97	to	$19.08	$ 44,006	1.09%	0.00%	to	1.50%	-4.57%	to	-3.13%
2010	2,506	$11.41	to	$19.70	$ 45,970	1.09%	0.00%	to	1.50%	20.15%	to	22.06%
2009	2,396	$9.42	to	$16.14	$ 35,995	1.64%	0.00%	to	1.50%	33.70%	to	35.74%
2008	1,988	$7.00	to	$11.90	$ 22,075	0.80%	0.00%	to	1.50%	-27.69%	to	-26.54%
ING Baron Growth Portfolio - Adviser Class
2012	96		$14.80		$ 1,419	-		0.35%		18.97%
2011	99		$12.44		$ 1,233	-		0.35%		1.55%
2010	102		$12.25		$ 1,247	-		0.35%		25.77%
2009	97		$9.74		$ 947	-		0.35%		34.34%
2008	30		$7.25		$ 216	-		0.35%		-41.58%
ING Baron Growth Portfolio - Service Class
2012	6,184	$11.46	to	$24.57	$ 129,571	-	0.00%	to	1.55%	17.77%	to	19.72%
2011	6,828	$9.66	to	$20.75	$ 121,607	-	0.00%	to	1.55%	0.69%	to	2.27%
2010	6,913	$9.54	to	$20.51	$ 122,371	-	0.00%	to	1.75%	24.28%	to	26.62%
2009	7,089	$7.60	to	$16.37	$ 100,316	-	0.00%	to	1.75%	33.14%	to	35.21%
2008	6,207	$5.66	to	$12.23	$ 66,236	-	0.00%	to	1.55%	-42.18%	to	-41.24%
ING Columbia Small Cap Value II Portfolio - Adviser Class
2012	26		$10.55		$ 279	0.39%		0.35%		13.56%
2011	25		$9.29		$ 234	0.77%		0.35%		-3.23%
2010	3		$9.60		$ 26	-		0.35%		24.51%
2009	3		$7.71		$ 21	(b)		0.35%			(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Columbia Small Cap Value II Portfolio - Service Class
2012	293	$10.51	to	$11.78	$ 3,292	0.25%	0.00%	to	1.50%	12.47%	to	14.14%
2011	312	$9.31	to	$10.34	$ 3,093	0.51%	0.00%	to	1.50%	-4.18%	to	-2.65%
2010	231	$9.81	to	$10.66	$ 2,367	1.31%	0.00%	to	1.50%	23.49%	to	24.97%
2009	174	$8.13	to	$8.59	$ 1,441	1.17%	0.00%	to	1.50%	22.81%	to	24.67%
2008	142	$6.62	to	$6.89	$ 953	0.11%	0.00%	to	1.50%	-35.06%	to	-34.36%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Davis New York Venture Portfolio - Service Class
2012	653	$9.06	to	$21.76	$ 12,097	0.30%	0.00%	to	1.50%	10.57%	to	12.31%
2011	730	$8.15	to	$19.38	$ 11,915	0.99%	0.00%	to	1.50%	-6.09%	to	-4.66%
2010	843	$8.62	to	$20.33	$ 14,440	0.40%	0.00%	to	1.50%	10.40%	to	12.01%
2009	840	$7.76	to	$18.15	$ 12,781	0.66%	0.00%	to	1.50%	29.62%	to	31.62%
2008	735	$5.94	to	$13.79	$ 8,589	0.78%	0.00%	to	1.50%	-40.12%	to	-39.39%
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2012	437	$10.39	to	$13.51	$ 4,543	-	0.00%	to	0.45%	14.30%
2011	692	$11.51	to	$11.82	$ 7,970	0.17%	0.00%	to	0.50%	-11.53%	to	-11.13%
2010	1,084	$13.01	to	$13.30	$ 14,099	0.52%	0.00%	to	0.50%	27.55%	to	28.13%
2009	966	$10.20	to	$10.38	$ 9,850	4.74%	0.00%	to	0.50%	38.59%	to	39.33%
2008	911	$7.36	to	$7.45	$ 6,707	0.37%	0.00%	to	0.50%	-40.11%	to	-39.77%
ING Global Bond Portfolio - Adviser Class
2012	26		$15.00		$ 388	5.74%		0.35%		6.99%
2011	29		$14.02		$ 413	7.47%		0.35%		2.94%
2010	35		$13.62		$ 471	3.38%		0.35%		14.74%
2009	20		$11.87		$ 239	2.82%		0.35%		20.63%
2008	26		$9.84		$ 258	6.75%		0.35%		-16.26%
ING Global Bond Portfolio - Initial Class
2012	10,197	$12.96	to	$16.05	$ 151,398	6.15%	0.00%	to	1.95%	5.04%	to	7.95%
2011	11,179	$12.12	to	$14.91	$ 155,537	7.58%	0.00%	to	1.95%	1.72%	to	3.76%
2010	11,430	$11.79	to	$14.38	$ 154,688	3.10%	0.00%	to	1.95%	13.56%	to	17.21%
2009	11,306	$10.26	to	$12.40	$ 132,935	4.07%	0.00%	to	1.95%	18.29%	to	22.41%
2008	11,204	$8.50	to	$10.20	$ 109,367	5.72%	0.00%	to	1.95%	-17.26%	to	-14.92%
ING Global Bond Portfolio - Service Class
2012	98	$12.68	to	$13.98	$ 1,301	5.93%	0.00%	to	1.50%	6.07%	to	7.38%
2011	72	$11.94	to	$13.18	$ 891	10.87%	0.25%	to	1.50%	1.93%	to	3.12%
2010	90	$11.68	to	$12.93	$ 1,077	2.73%	0.35%	to	1.50%	13.82%	to	15.15%
2009	58	$10.25	to	$11.36	$ 609	5.09%	0.35%	to	1.50%	19.58%	to	20.85%
2008	25	$8.59	to	$9.50	$ 216	0.40%	0.40%	to	1.50%	-17.03%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Growth and Income Core Portfolio - Adviser Class
2012	56		$11.14		$ 627	-		0.35%		8.26%
2011	60		$10.29		$ 614	0.60%		0.35%		-13.82%
2010	32		$11.94		$ 383	1.23%		0.35%		10.45%
2009	40		$10.81		$ 429	0.83%		0.35%		43.56%
2008	39		$7.53		$ 295	0.25%		0.35%		-40.24%
ING Growth and Income Core Portfolio - Initial Class
2012	3,251	$6.47	to	$31.73	$ 70,374	0.44%	0.00%	to	1.50%	7.63% to	9.33%
2011	3,771	$6.01	to	$29.36	$ 75,735	0.79%	0.00%	to	1.50%	-14.42% to	-13.08%
2010	4,052	$7.02	to	$34.13	$ 93,417	1.46%	0.00%	to	1.50%	9.69% to	11.38%
2009	4,320	$6.40	to	$30.95	$ 89,807	1.14%	0.00%	to	1.50%	42.54% to	44.85%
2008	4,224	$4.48	to	$21.60	$ 61,486	0.54%	0.00%	to	1.50%	-40.74% to	-39.78%
ING Index Solution 2015 Portfolio - Initial Class
2012	20	$11.68	to	$14.37	$ 270	2.14%	0.80%	to	1.40%	9.01% to	9.40%
2011	1	$10.70	to	$13.08	$ 11	(d)	0.95%	to	1.40%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution 2015 Portfolio - Service Class
2012	58	$11.97	to	$14.23	$ 787	1.79%	0.00%	to	0.80%	9.38% to	10.22%
2011	44	$10.86	to	$13.01	$ 552	0.99%	0.00%	to	0.75%	0.08% to	0.74%
2010	5	$10.78	to	$13.00	$ 55	(c)	0.00%	to	0.75%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2015 Portfolio - Service 2 Class
2012	82	$11.79	to	$12.33	$ 981	1.80%	0.00%	to	1.55%	8.36% to	9.86%
2011	72	$10.88	to	$11.16	$ 798	2.29%	0.20%	to	1.55%	-0.91% to	0.45%
2010	62	$10.98	to	$11.11	$ 687	(c)	0.20%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2025 Portfolio - Initial Class
2012	32	$12.14	to	$15.12	$ 476	2.17%	0.95%	to	1.40%	11.73% to	12.17%
2011	6	$10.86	to	$13.48	$ 78	(d)	0.95%	to	1.40%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution 2025 Portfolio - Service Class
2012	6	$12.44	to	$15.04	$ 87	1.47%	0.00%	to	0.75%	12.24% to	13.09%
2011	4	$11.00	to	$13.40	$ 49	5.19%	0.00%	to	0.75%	-2.26% to	-1.52%
2010	2	$11.17	to	$13.71	$ 28	(c)	0.00%	to	0.75%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2025 Portfolio - Service 2 Class
2012	204	$12.30	to	$12.87	$ 2,563	1.36%	0.00%	to	1.55%	11.11% to	12.59%
2011	178	$11.07	to	$11.36	$ 2,003	1.87%	0.20%	to	1.55%	-3.23% to	-1.90%
2010	132	$11.44	to	$11.58	$ 1,519	(c)	0.20%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2035 Portfolio - Initial Class
2012	24	$15.41	to	$15.59	$ 372	1.45%	0.95%	to	1.40%	13.90% to	14.38%
2011	3	$13.53	to	$13.63	$ 42	(d)	0.95%	to	1.40%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution 2035 Portfolio - Service Class
2012	13	$12.64	to	$15.50	$ 169	0.80%	0.00%	to	0.80%	14.22% to	15.12%
2011	7	$10.98	to	$13.57	$ 80	1.96%	0.00%	to	0.75%	-3.96% to	-3.26%
2010	2	$11.35	to	$14.13	$ 22	(c)	0.00%	to	0.75%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2035 Portfolio - Service 2 Class
2012	141	$12.54	to	$13.11	$ 1,815	1.13%	0.00%	to	1.55%	13.28% to	14.94%
2011	139	$11.07	to	$11.38	$ 1,557	1.59%	0.10%	to	1.55%	-4.90% to	-3.48%
2010	92	$11.64	to	$11.79	$ 1,083	(c)	0.10%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2045 Portfolio - Initial Class
2012	3	$15.86	to	$16.05	$ 48	-	0.95%	to	1.40%	14.51% to	15.14%
2011	1	$13.85	to	$13.94	$ 17	(d)	0.95%	to	1.40%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution 2045 Portfolio - Service Class
2012	2	$12.84	to	$15.95	$ 34	-	0.00%	to	0.80%	14.94% to	15.88%
2011	2	$11.08	to	$13.87	$ 19	-	0.00%	to	0.80%	-4.80% to	-4.15%
2010	-	$11.56	to	$14.57	$ 1	(c)	0.00%	to	0.75%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2045 Portfolio - Service 2 Class
2012	101	$12.71	to	$13.30	$ 1,308	1.08%	0.00%	to	1.55%	13.89% to	15.61%
2011	81	$11.16	to	$11.47	$ 923	1.19%	0.10%	to	1.55%	-5.82% to	-4.42%
2010	49	$11.85	to	$12.00	$ 584	(c)	0.10%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2055 Portfolio - Initial Class
2012	2	$12.50	to	$12.64	$ 20	-	0.95%	to	1.35%	15.12%
2011	-		$10.98		-	(d)		0.95%		(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution 2055 Portfolio - Service Class
2012	16	$12.44	to	$12.86	$ 202	-	0.00%	to	1.25%	14.44% to 15.86%
2011	6	$10.87	to	$11.10	$ 64	-	0.00%	to	1.25%	-5.04% to -4.15%
2010	-	$11.51	to	$11.58	$ 3	(c)	0.00%	to	0.95%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution 2055 Portfolio - Service 2 Class
2012	7	$12.30	to	$12.82	$ 92	-	0.00%	to	1.55%	14.35% to 14.89%
2011	5	$10.87	to	$10.97	$ 53	-	0.60%	to	1.15%	-5.21%
2010	-		$11.51		-	(c)	0.90%	to	0.95%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Index Solution Income Portfolio - Service Class
2012	84	$11.77	to	$13.55	$ 1,133	2.02%	0.00%	to	0.80%	7.63% to 8.58%
2011	51	$10.84	to	$12.59	$ 645	(d)	0.00%	to	0.80%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
ING Index Solution Income Portfolio - Service 2 Class
2012	19	$11.50	to	$11.86	$ 226	2.91%	0.50%	to	1.55%	6.68% to 7.76%
2011	17	$10.78	to	$10.97	$ 186	2.89%	0.60%	to	1.55%	0.94% to 1.86%
2010	15	$10.68	to	$10.76	$ 160	(c)	0.65%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Invesco Van Kampen Comstock Portfolio - Adviser Class
2012	27		$12.32		$ 334	0.95%		0.35%		17.89%
2011	28		$10.45		$ 297	1.32%		0.35%		-2.70%
2010	29		$10.74		$ 307	1.02%		0.35%		14.38%
2009	30		$9.39		$ 284	2.04%		0.35%		27.76%
2008	28		$7.35		$ 206	3.06%		0.35%		-36.80%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Invesco Van Kampen Comstock Portfolio - Service Class
2012	3,281	$10.03	to	$17.01	$ 48,799	1.24%	0.00%	to	1.95%	16.31%	to	18.73%
2011	3,682	$8.53	to	$14.49	$ 46,669	1.37%	0.00%	to	1.95%	-3.92%	to	-2.12%
2010	4,016	$8.79	to	$14.95	$ 52,549	1.29%	0.00%	to	1.95%	12.86%	to	15.17%
2009	4,478	$7.70	to	$13.12	$ 51,283	2.28%	0.00%	to	1.95%	25.95%	to	28.60%
2008	4,775	$6.03	to	$10.31	$ 42,974	3.72%	0.00%	to	1.95%	-37.70%	to	-36.68%
ING Invesco Van Kampen Equity and Income Portfolio - Adviser Class
2012	54		$13.20		$ 712	1.62%		0.35%		11.86%
2011	55		$11.80		$ 649	2.05%		0.35%		-1.91%
2010	43		$12.03		$ 523	1.38%		0.35%		11.39%
2009	46		$10.80		$ 492	1.50%		0.35%		21.62%
2008	35		$8.88		$ 308	7.05%		0.35%		-24.04%
ING Invesco Van Kampen Equity and Income Portfolio - Initial Class
2012	16,784	$11.13	to	$15.37	$ 232,827	2.34%	0.00%	to	1.95%	5.06%	to	12.81%
2011	18,261	$9.95	to	$13.67	$ 228,833	2.23%	0.00%	to	1.95%	-3.03%	to	-1.01%
2010	19,572	$10.15	to	$13.81	$ 249,741	1.82%	0.00%	to	1.95%	10.19%	to	17.25%
2009	21,103	$9.11	to	$12.30	$ 240,779	1.87%	0.00%	to	1.95%	14.24%	to	25.89%
2008	23,075	$7.48	to	$10.03	$ 216,996	5.17%	0.00%	to	1.95%	-30.76%	to	-21.09%
ING Invesco Van Kampen Equity and Income Portfolio - Service Class
2012	6	$42.58	to	$43.78	$ 277	1.98%	1.00%	to	1.25%	11.12%	to	11.40%
2011	6	$38.32	to	$39.30	$ 229	2.26%	1.00%	to	1.25%	-2.54%	to	-2.31%
2010	5	$39.32	to	$40.23	$ 214	1.65%	1.00%	to	1.25%	10.64%	to	10.92%
2009	4	$35.54	to	$36.27	$ 149	1.31%	1.00%	to	1.25%	20.84%	to	21.14%
2008	5	$29.41	to	$30.80	$ 157	5.22%	0.60%	to	1.25%	-24.51%	to	-24.03%
ING JPMorgan Mid Cap Value Portfolio - Adviser Class
2012	23		$14.90		$ 348	0.61%		0.35%		19.30%
2011	25		$12.49		$ 308	0.58%		0.35%		1.30%
2010	31		$12.33		$ 378	0.60%		0.35%		22.20%
2009	29		$10.09		$ 292	1.12%		0.35%		24.88%
2008	30		$8.08		$ 245	1.58%		0.35%		-33.44%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Initial Class
2012	90		$10.09		$ 904	(e)		0.95%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2012	1,951	$11.89	to	$23.72	$ 40,437	0.76%	0.00%	to	1.55%	18.23%	to	20.04%
2011	1,760	$10.00	to	$19.76	$ 30,683	0.83%	0.00%	to	1.50%	0.29%	to	1.88%
2010	1,790	$9.91	to	$19.41	$ 30,952	0.77%	0.00%	to	1.55%	21.11%	to	23.01%
2009	1,864	$8.12	to	$15.78	$ 26,549	1.24%	0.00%	to	1.55%	23.68%	to	25.73%
2008	1,843	$6.51	to	$12.56	$ 21,120	2.10%	0.00%	to	1.55%	-34.08%	to	-33.01%
ING Oppenheimer Global Portfolio - Adviser Class
2012	45		$13.43		$ 601	0.90%		0.35%		20.77%
2011	46		$11.12		$ 515	1.20%		0.35%		-8.93%
2010	40		$12.21		$ 483	1.39%		0.35%		15.08%
2009	36		$10.61		$ 383	1.61%		0.35%		38.51%
2008	31		$7.66		$ 238	2.32%		0.35%		-40.85%
ING Oppenheimer Global Portfolio - Initial Class
2012	36,131	$10.06	to	$16.66	$ 540,715	1.29%	0.00%	to	1.80%	15.61%	to	21.70%
2011	40,001	$8.34	to	$13.73	$ 498,449	1.52%	0.00%	to	1.65%	-9.60%	to	-8.10%
2010	43,210	$9.16	to	$14.94	$ 591,369	1.57%	0.00%	to	1.80%	14.05%	to	21.88%
2009	46,362	$7.95	to	$12.86	$ 549,793	2.38%	0.00%	to	1.95%	29.29%	to	44.58%
2008	49,538	$5.74	to	$9.22	$ 423,940	2.29%	0.00%	to	1.95%	-43.34%	to	-38.16%
ING Oppenheimer Global Portfolio - Service Class
2012	47	$16.83	to	$17.29	$ 815	1.10%	1.00%	to	1.25%	19.79%	to	20.15%
2011	44	$14.05	to	$14.39	$ 638	1.40%	1.00%	to	1.25%	-9.53%	to	-9.33%
2010	41	$15.53	to	$15.87	$ 647	1.41%	1.00%	to	1.25%	14.36%	to	14.67%
2009	35	$13.58	to	$13.84	$ 486	2.12%	1.00%	to	1.25%	37.59%	to	37.99%
2008	27	$9.87	to	$10.03	$ 267	1.98%	1.00%	to	1.25%	-41.18%	to	-41.07%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO Total Return Portfolio - Adviser Class
2012	179		$14.94		$ 2,675	2.97%		0.35%		7.25%
2011	185		$13.93		$ 2,578	2.89%		0.35%		2.58%
2010	147		$13.58		$ 1,991	3.43%		0.35%		6.93%
2009	96		$12.70		$ 1,215	3.17%		0.35%		11.99%
2008	77		$11.34		$ 870	5.48%		0.35%		-0.79%
ING PIMCO Total Return Portfolio - Initial Class
2012	29	$10.91	to	$11.07	$ 322	5.00%	0.80%	to	1.40%	6.75%	to	7.19%
2011	8	$10.22	to	$10.29	$ 78	(d)	0.95%	to	1.40%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
ING PIMCO Total Return Portfolio - Service Class
2012	15,755	$13.27	to	$18.35	$ 255,966	3.07%	0.00%	to	1.95%	5.80%	to	7.92%
2011	15,317	$12.41	to	$17.01	$ 232,928	2.92%	0.00%	to	1.95%	1.25%	to	3.26%
2010	15,339	$12.13	to	$16.48	$ 227,651	3.41%	0.00%	to	1.95%	5.45%	to	7.58%
2009	12,634	$11.37	to	$15.32	$ 175,181	3.28%	0.00%	to	1.95%	10.40%	to	12.68%
2008	8,434	$10.17	to	$13.60	$ 104,849	5.43%	0.00%	to	1.95%	-1.87%	to	-0.25%
ING Pioneer High Yield Portfolio - Initial Class
2012	1,358	$15.39	to	$18.34	$ 23,376	6.02%	0.00%	to	1.95%	13.96%	to	16.22%
2011	1,281	$13.37	to	$15.78	$ 19,191	6.17%	0.00%	to	1.95%	-2.62%	to	-0.69%
2010	1,177	$13.58	to	$15.89	$ 17,901	6.06%	0.00%	to	1.95%	16.67%	to	19.10%
2009	1,047	$11.50	to	$13.35	$ 13,508	6.43%	0.00%	to	1.95%	64.58%	to	67.08%
2008	508	$6.96	to	$7.99	$ 3,967	8.59%	0.00%	to	1.50%	-30.43%	to	-29.42%
ING Pioneer High Yield Portfolio - Service Class
2012	27	$16.41	to	$17.31	$ 466	5.82%	0.60%	to	1.40%	14.35%	to	15.08%
2011	27	$14.41	to	$15.25	$ 393	5.50%	0.35%	to	1.35%	-2.31%	to	-1.29%
2010	25	$14.71	to	$15.45	$ 370	5.44%	0.35%	to	1.40%	17.02%	to	18.30%
2009	14	$12.57	to	$13.06	$ 181	6.87%	0.35%	to	1.40%	64.31%	to	65.47%
2008	11	$7.65	to	$7.79	$ 81	7.95%	0.70%	to	1.40%	-30.49%	to	-30.32%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2015 Portfolio - Adviser Class
2012	70		$12.52		$ 874	3.93%		0.35%		10.70%
2011	71	$11.31	to	$12.12	$ 805	2.89%	0.00%	to	0.35%	-1.22% to	-0.90%
2010	45	$11.45	to	$12.23	$ 512	0.09%	0.00%	to	0.65%	10.19% to	10.88%
2009	1,347	$10.26	to	$11.03	$ 14,444	3.68%	0.00%	to	1.55%	20.28% to	22.15%
2008	1,203	$8.52	to	$9.03	$ 10,621	1.79%	0.00%	to	1.55%	-28.20% to	-27.06%
ING Solution 2015 Portfolio - Initial Class
2012	124	$10.26	to	$10.28	$ 1,276	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING Solution 2015 Portfolio - Service Class
2012	5,266	$10.44	to	$13.75	$ 67,178	4.26%	0.00%	to	1.50%	9.77% to	11.53%
2011	5,226	$9.45	to	$12.33	$ 60,328	3.23%	0.00%	to	1.50%	-2.19% to	-0.68%
2010	4,993	$9.61	to	$12.42	$ 58,754	2.36%	0.00%	to	1.50%	9.61% to	11.39%
2009	4,158	$8.71	to	$11.17	$ 44,359	3.84%	0.00%	to	1.50%	20.49% to	22.39%
2008	3,218	$7.17	to	$9.13	$ 28,425	1.76%	0.00%	to	1.50%	-27.98% to	-26.84%
ING Solution 2015 Portfolio - Service 2 Class
2012	855	$12.05	to	$12.60	$ 10,582	3.80%	0.00%	to	1.55%	9.55% to	11.21%
2011	1,241	$11.00	to	$11.33	$ 13,912	3.32%	0.00%	to	1.55%	-2.40% to	-0.79%
2010	1,297	$11.27	to	$11.42	$ 14,738	(c)	0.00%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution 2025 Portfolio - Adviser Class
2012	35		$12.07		$ 427	2.46%		0.35%		12.80%
2011	36		$10.70		$ 387	1.90%		0.35%		-3.69%
2010	32	$11.11	to	$12.08	$ 351	0.05%	0.00%	to	0.95%	12.38% to	13.53%
2009	1,753	$9.82	to	$10.64	$ 18,118	3.06%	0.00%	to	1.55%	23.44% to	25.32%
2008	1,449	$7.86	to	$8.49	$ 12,028	1.43%	0.00%	to	1.55%	-34.96% to	-33.93%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2025 Portfolio - Initial Class
2012	50	$10.35	to	$10.37	$ 521	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING Solution 2025 Portfolio - Service Class
2012	8,785	$9.79	to	$13.48	$ 110,500	2.73%	0.00%	to	1.50%	11.77% to	13.49%
2011	8,260	$8.71	to	$11.89	$ 92,206	2.18%	0.00%	to	1.50%	-4.53% to	-3.03%
2010	7,451	$9.07	to	$12.27	$ 86,539	1.58%	0.00%	to	1.50%	12.04% to	13.82%
2009	6,278	$8.03	to	$10.78	$ 64,506	3.13%	0.00%	to	1.50%	23.86% to	25.93%
2008	4,569	$6.43	to	$8.57	$ 37,936	1.41%	0.00%	to	1.50%	-34.86% to	-33.95%
ING Solution 2025 Portfolio - Service 2 Class
2012	1,219	$12.47	to	$13.04	$ 15,599	2.31%	0.00%	to	1.55%	11.61% to	13.29%
2011	1,727	$11.17	to	$11.51	$ 19,675	2.22%	0.00%	to	1.55%	-4.77% to	-3.20%
2010	1,708	$11.73	to	$11.89	$ 20,208	(c)	0.00%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution 2035 Portfolio - Adviser Class
2012	22		$12.07		$ 266	1.99%		0.35%		14.41%
2011	32		$10.55		$ 338	1.12%		0.35%		-5.21%
2010	34	$11.13	to	$11.56	$ 379	0.05%	0.35%	to	1.00%	13.11% to	13.92%
2009	1,547	$9.77	to	$10.71	$ 16,062	2.66%	0.00%	to	1.55%	26.08% to	28.11%
2008	1,196	$7.66	to	$8.36	$ 9,767	1.45%	0.00%	to	1.55%	-38.14% to	-37.24%
ING Solution 2035 Portfolio - Initial Class
2012	125	$10.42	to	$10.43	$ 1,299	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2012	7,612	$9.54	to	$13.64	$ 96,949	2.16%	0.00%	to	1.50%	13.34%	to	15.11%
2011	6,862	$8.36	to	$11.85	$ 76,467	1.61%	0.00%	to	1.50%	-6.05%	to	-4.55%
2010	5,947	$8.85	to	$12.42	$ 70,002	1.19%	0.00%	to	1.50%	12.86%	to	14.58%
2009	5,065	$7.78	to	$10.84	$ 52,312	2.79%	0.00%	to	1.50%	26.47%	to	28.44%
2008	3,386	$6.11	to	$8.45	$ 27,711	1.40%	0.00%	to	1.50%	-37.97%	to	-36.99%
ING Solution 2035 Portfolio - Service 2 Class
2012	1,165	$12.66	to	$13.24	$ 15,155	1.94%	0.00%	to	1.55%	13.24%	to	14.93%
2011	1,444	$11.18	to	$11.52	$ 16,464	1.68%	0.00%	to	1.55%	-6.29%	to	-4.79%
2010	1,425	$11.93	to	$12.10	$ 17,154	(c)	0.00%	to	1.55%		(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
ING Solution 2045 Portfolio - Adviser Class
2012	10		$11.87		$ 117	1.72%		0.35%		14.80%
2011	11		$10.34		$ 115	1.03%		0.35%		-5.74%
2010	7		$10.97		$ 80	0.02%		0.35%		14.51%
2009	1,072	$9.58	to	$10.68	$ 11,165	2.16%	0.00%	to	1.55%	27.31%	to	29.30%
2008	797	$7.43	to	$8.26	$ 6,465	1.10%	0.00%	to	1.55%	-40.86%	to	-39.93%
ING Solution 2045 Portfolio - Initial Class
2012	77		$10.44		$ 803	(e)		0.45%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
ING Solution 2045 Portfolio - Service Class
2012	5,506	$9.22	to	$13.63	$ 70,077	1.84%	0.00%	to	1.50%	13.76%	to	15.51%
2011	4,993	$8.06	to	$11.80	$ 55,372	1.22%	0.00%	to	1.50%	-6.56%	to	-5.12%
2010	4,246	$8.57	to	$12.44	$ 49,958	0.90%	0.00%	to	1.50%	13.39%	to	15.17%
2009	3,511	$7.51	to	$10.81	$ 36,075	2.34%	0.00%	to	1.50%	27.92%	to	29.93%
2008	2,197	$5.82	to	$8.32	$ 17,688	1.13%	0.00%	to	1.50%	-40.72%	to	-39.88%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2045 Portfolio - Service 2 Class
2012	881	$12.75	to	$13.34	$ 11,546	1.54%	0.00%	to	1.55%	13.64% to	15.40%
2011	1,168	$11.22	to	$11.56	$ 13,383	1.25%	0.00%	to	1.55%	-6.89% to	-5.40%
2010	1,142	$12.05	to	$12.22	$ 13,890	(c)	0.00%	to	1.55%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution 2055 Portfolio - Initial Class
2012	10		$12.65		$ 124	(e)		0.45%		(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING Solution 2055 Portfolio - Service Class
2012	272	$11.67	to	$12.73	$ 3,384	1.04%	0.00%	to	1.50%	13.86% to	15.52%
2011	130	$10.20	to	$11.02	$ 1,414	0.37%	0.05%	to	1.50%	-6.52% to	-5.16%
2010	19	$11.50	to	$11.62	$ 222	(c)	0.05%	to	1.50%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution 2055 Portfolio - Service 2 Class
2012	35	$12.22	to	$12.68	$ 438	0.86%	0.00%	to	1.40%	13.77% to	15.27%
2011	24	$10.74	to	$11.00	$ 259	0.46%	0.00%	to	1.45%	-6.43% to	-5.25%
2010	15	$11.51	to	$11.61	$ 174	(c)	0.00%	to	1.25%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution Growth Portfolio - Service Class
2012	219	$10.10	to	$10.71	$ 2,273	1.63%	0.25%	to	1.50%	11.97% to	13.45%
2011	193	$9.02	to	$9.44	$ 1,775	0.33%	0.25%	to	1.50%	-3.94% to	-2.68%
2010	131	$9.39	to	$9.70	$ 1,246	1.11%	0.25%	to	1.50%	11.11% to	12.40%
2009	86	$8.45	to	$8.63	$ 737	0.66%	0.25%	to	1.50%	22.87% to	23.99%
2008	25	$6.91	to	$6.96	$ 174	(a)	0.25%	to	1.25%	(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution Income Portfolio - Adviser Class
2012	20		$12.99		$ 257	3.93%		0.35%		9.16%
2011	25		$11.90		$ 303	2.00%		0.35%		-0.17%
2010	84	$11.92	to	$12.20	$ 998	0.63%	0.25%	to	0.40%	8.82% to	9.03%
2009	776	$10.61	to	$11.32	$ 8,576	5.19%	0.00%	to	1.40%	15.42% to	16.94%
2008	854	$9.19	to	$9.68	$ 8,109	1.98%	0.00%	to	1.40%	-18.09% to	-16.91%
ING Solution Income Portfolio - Initial Class
2012	193	$10.20	to	$10.22	$ 1,968	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
ING Solution Income Portfolio - Service Class
2012	1,014	$11.31	to	$13.84	$ 13,244	5.01%	0.00%	to	1.50%	8.15% to	9.75%
2011	1,144	$10.40	to	$12.61	$ 13,757	3.92%	0.00%	to	1.50%	-1.13% to	0.42%
2010	1,044	$10.46	to	$12.57	$ 12,512	3.39%	0.00%	to	1.50%	7.95% to	9.78%
2009	852	$9.63	to	$11.47	$ 9,378	5.44%	0.00%	to	1.50%	15.44% to	17.28%
2008	733	$8.35	to	$9.78	$ 6,949	2.09%	0.00%	to	1.50%	-17.91% to	-16.70%
ING Solution Income Portfolio - Service 2 Class
2012	173	$11.68	to	$12.17	$ 2,070	4.41%	0.00%	to	1.40%	8.05% to	9.64%
2011	241	$10.80	to	$11.10	$ 2,646	3.22%	0.00%	to	1.45%	-1.10% to	0.27%
2010	458	$10.93	to	$11.07	$ 5,049	(c)	0.00%	to	1.40%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
ING Solution Moderate Portfolio - Service Class
2012	326	$10.68	to	$11.32	$ 3,570	1.85%	0.25%	to	1.50%	10.33% to	11.64%
2011	305	$9.68	to	$10.14	$ 3,018	0.54%	0.25%	to	1.50%	-2.22% to	-0.88%
2010	247	$9.90	to	$10.23	$ 2,487	1.49%	0.25%	to	1.50%	9.51% to	10.95%
2009	167	$9.04	to	$9.22	$ 1,529	0.93%	0.25%	to	1.50%	18.61% to	19.90%
2008	82	$7.63	to	$7.69	$ 625	(a)	0.25%	to	1.40%	(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2012	32		$14.57		$ 465	-		0.35%		15.27%
2011	32		$12.64		$ 409	0.23%		0.35%		-4.53%
2010	34		$13.24		$ 451	-		0.35%		27.31%
2009	30		$10.40		$ 313	-		0.35%		45.05%
2008	30		$7.17		$ 212	-		0.35%		-43.54%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2012	20,973	$11.26	to	$17.17	$ 324,303	0.52%	0.00%	to	1.50%	11.41%	to	16.10%
2011	22,944	$9.79	to	$14.79	$ 309,528	0.35%	0.00%	to	1.50%	-5.15%	to	-3.64%
2010	24,412	$10.25	to	$15.35	$ 345,307	0.28%	0.00%	to	1.50%	26.65%	to	31.82%
2009	25,435	$8.04	to	$11.95	$ 281,756	0.43%	0.00%	to	1.50%	40.28%	to	52.34%
2008	26,223	$5.53	to	$8.17	$ 200,073	0.48%	0.00%	to	1.50%	-45.52%	to	-41.84%
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2012	43	$11.02	to	$16.48	$ 586	0.17%	0.00%	to	1.30%	14.43%	to	15.89%
2011	47	$9.63	to	$14.22	$ 580	0.18%	0.00%	to	1.25%	-5.12%	to	-3.92%
2010	43	$10.15	to	$14.80	$ 562	-	0.00%	to	1.25%	26.47%	to	28.14%
2009	36	$8.02	to	$11.55	$ 368	0.31%	0.00%	to	1.25%	44.22%	to	46.02%
2008	37	$5.56	to	$7.91	$ 272	-	0.00%	to	1.25%	-44.01%	to	-43.26%
ING T. Rowe Price Growth Equity Portfolio - Adviser Class
2012	89		$13.68		$ 1,224	-		0.35%		17.93%
2011	98		$11.60		$ 1,139	-		0.35%		-1.94%
2010	101		$11.83		$ 1,195	-		0.35%		15.87%
2009	105		$10.21		$ 1,070	-		0.35%		41.81%
2008	103		$7.20		$ 743	0.32%		0.35%		-42.72%
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2012	9,885	$10.71	to	$32.97	$ 247,651	0.17%	0.00%	to	1.50%	17.11%	to	18.92%
2011	9,608	$9.08	to	$28.03	$ 208,716	-	0.00%	to	1.50%	-2.57%	to	-1.06%
2010	10,050	$9.27	to	$28.62	$ 223,428	0.04%	0.00%	to	1.50%	15.11%	to	16.88%
2009	10,235	$7.99	to	$24.73	$ 200,867	0.17%	0.00%	to	1.50%	40.83%	to	43.01%
2008	10,195	$5.63	to	$17.48	$ 141,775	1.37%	0.00%	to	1.50%	-43.12%	to	-30.59%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Growth Equity Portfolio - Service Class
2012	176	$13.81	to	$16.52	$ 2,729	-	0.00%	to	1.55%	16.74%	to	18.62%
2011	156	$11.83	to	$14.07	$ 2,053	-	0.00%	to	1.55%	-2.79%	to	-1.33%
2010	152	$12.17	to	$14.40	$ 2,022	0.06%	0.00%	to	1.55%	14.81%	to	16.61%
2009	140	$10.60	to	$12.48	$ 1,598	-	0.00%	to	1.55%	40.40%	to	42.58%
2008	126	$7.55	to	$8.84	$ 1,018	1.15%	0.00%	to	1.55%	-43.28%	to	-42.36%
ING Templeton Foreign Equity Portfolio - Adviser Class
2012	61		$9.17		$ 562	1.18%		0.35%		17.87%
2011	59		$7.78		$ 457	2.05%		0.35%		-12.68%
2010	36		$8.91		$ 324	1.86%		0.35%		7.87%
2009	26		$8.26		$ 215	-		0.35%		30.90%
2008	23		$6.31		$ 143	(a)		0.35%			(a)
ING Templeton Foreign Equity Portfolio - Initial Class
2012	11,465	$8.83	to	$9.55	$ 104,253	1.62%	0.00%	to	1.50%	17.08%	to	18.93%
2011	10,100	$7.54	to	$8.03	$ 77,991	1.95%	0.00%	to	1.50%	-13.36%	to	-12.05%
2010	10,877	$8.70	to	$9.13	$ 96,382	2.20%	0.00%	to	1.50%	7.22%	to	9.74%
2009	11,443	$8.11	to	$8.38	$ 94,024	-	0.00%	to	1.50%	30.10%	to	32.18%
2008	12,039	$6.23	to	$6.34	$ 75,608	(a)	0.00%	to	1.50%		(a)
ING Templeton Foreign Equity Portfolio - Service Class
2012	25	$10.47	to	$11.50	$ 284	2.16%	0.00%	to	1.40%	16.98%	to	18.68%
2011	9	$8.95	to	$9.69	$ 86	1.15%	0.00%	to	1.40%	-13.44%	to	-12.23%
2010	8	$10.32	to	$11.04	$ 88	2.76%	0.00%	to	1.45%	7.04%	to	8.55%
2009	6	$9.64	to	$10.17	$ 57	-	0.00%	to	1.45%	30.01%	to	31.91%
2008	5	$7.43	to	$7.71	$ 40	0.04%	0.00%	to	1.40%	-41.32%
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class
2012	7		$10.78		$ 75	-		0.35%		12.53%
2011	9		$9.58		$ 82	1.27%		0.35%		-3.33%
2010	8		$9.91		$ 75	-		0.35%		12.36%
2009	9		$8.82		$ 77	1.67%		0.35%		30.67%
2008	6		$6.75		$ 43	3.57%		0.35%		-40.27%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
(000's)		(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2012	4,383	$9.17	to	$20.64	$ 67,687	0.96%	0.00%	to	1.95%	11.25%	to	13.48%
2011	4,859	$8.15	to	$18.24	$ 66,888	1.11%	0.00%	to	1.95%	-4.46%	to	-2.54%
2010	5,497	$8.44	to	$18.72	$ 78,055	0.90%	0.00%	to	1.95%	11.28%	to	13.46%
2009	6,024	$7.50	to	$16.50	$ 76,337	1.44%	0.00%	to	1.95%	29.15%	to	31.83%
2008	6,593	$5.74	to	$12.52	$ 64,277	2.42%	0.00%	to	1.95%	-40.95%	to	-5.47%
ING UBS U.S. Large Cap Equity Portfolio - Service Class
2012	2		$10.31		$ 17	-		1.00%		12.07%
2011	2		$9.20		$ 18	-		1.00%		-3.66%
2010	2		$9.55		$ 16	-		1.00%		11.83%
2009	1		$8.54		$ 10	-		1.00%		30.18%
2008	1		$6.56		$ 6	-		1.00%		-40.58%
ING Core Equity Research Fund - Class A
2012	11	$17.16	to	$17.78	$ 190	1.06%	0.35%	to	1.25%	16.02%	to	17.05%
2011	13	$14.79	to	$15.19	$ 189	1.03%	0.35%	to	1.25%	-1.66%	to	-0.78%
2010	13	$14.99	to	$15.29	$ 200	0.61%	0.40%	to	1.40%	10.95%	to	12.10%
2009	9	$13.49	to	$13.64	$ 129	(b)	0.40%	to	1.55%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Strategic Allocation Conservative Portfolio - Class I
2012	1,798	$11.03	to	$24.14	$ 33,238	2.70%	0.00%	to	1.70%	10.62%	to	12.32%
2011	1,920	$9.91	to	$21.55	$ 31,636	4.08%	0.00%	to	1.60%	0.18%	to	1.80%
2010	1,876	$9.82	to	$21.17	$ 30,602	4.39%	0.00%	to	1.60%	9.40%	to	11.10%
2009	1,943	$8.92	to	$19.06	$ 29,313	7.90%	0.00%	to	1.95%	15.62%	to	17.94%
2008	1,959	$7.64	to	$16.17	$ 25,840	4.38%	0.00%	to	1.95%	-25.08%	to	-23.58%
ING Strategic Allocation Growth Portfolio - Class I
2012	3,688	$9.63	to	$23.66	$ 64,806	1.57%	0.00%	to	1.95%	12.70%	to	15.09%
2011	3,981	$8.45	to	$20.63	$ 61,425	2.68%	0.00%	to	1.95%	-4.75%	to	-2.89%
2010	4,056	$8.78	to	$21.25	$ 65,533	3.58%	0.00%	to	1.95%	10.82%	to	13.15%
2009	4,155	$7.83	to	$18.80	$ 60,353	9.30%	0.00%	to	1.95%	22.80%	to	25.27%
2008	4,099	$6.30	to	$15.01	$ 48,875	2.56%	0.00%	to	1.95%	-37.31%	to	-26.13%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Moderate Portfolio - Class I
2012	3,554	$10.27	to	$23.66	$ 61,420	2.13%	0.00%	to	1.70%	11.85%	to	13.66%
2011	3,774	$9.12	to	$20.83	$ 57,881	3.49%	0.00%	to	1.60%	-2.21%	to	-0.57%
2010	3,928	$9.26	to	$20.95	$ 61,501	3.92%	0.00%	to	1.60%	10.25%	to	12.15%
2009	3,969	$8.34	to	$18.68	$ 56,060	8.62%	0.00%	to	1.60%	19.91%	to	21.77%
2008	3,902	$6.91	to	$15.34	$ 46,525	3.19%	0.00%	to	1.60%	-31.57%	to	-30.47%
ING Growth and Income Portfolio - Class A
2012	71		$11.08		$ 785	1.34%		0.35%		14.82%
2011	89		$9.65		$ 856	1.09%		0.35%		-1.03%
2010	62		$9.75		$ 606	0.99%		0.35%		13.11%
2009	47		$8.62		$ 403	1.03%		0.35%		29.24%
2008	56		$6.67		$ 371	1.89%		0.35%		-38.18%
ING Growth and Income Portfolio - Class I
2012	42,100	$10.12	to	$353.70	$ 1,068,514	1.84%	0.00%	to	1.95%	13.53%	to	15.77%
2011	47,467	$8.82	to	$308.39	$ 1,044,149	1.24%	0.00%	to	1.95%	-2.23%	to	-0.22%
2010	52,699	$8.93	to	$312.14	$ 1,177,617	1.06%	0.00%	to	1.95%	11.92%	to	14.24%
2009	53,908	$7.88	to	$276.06	$ 1,084,132	1.44%	0.00%	to	1.95%	27.76%	to	30.30%
2008	59,428	$6.10	to	$213.96	$ 926,638	1.44%	0.00%	to	1.95%	-38.89%	to	-6.86%
ING Growth and Income Portfolio - Class S
2012	533	$10.84	to	$16.04	$ 6,121	1.47%	0.00%	to	1.55%	13.73%	to	15.45%
2011	737	$9.58	to	$13.95	$ 7,254	2.00%	0.00%	to	1.55%	-1.72%	to	-0.50%
2010	141	$9.70	to	$14.09	$ 1,467	1.02%	0.00%	to	1.50%	12.15%	to	13.84%
2009	97	$8.59	to	$12.43	$ 884	1.68%	0.00%	to	1.50%	28.98%	to	29.55%
2008	46	$6.66	to	$6.70	$ 305	2.96%	0.30%	to	0.75%	-38.22%	to	-37.96%
ING GET U.S. Core Portfolio - Series 11
2012	1		$10.24		$ 6	5.41%		1.75%		-2.20%
2011	3		$10.47		$ 31	3.23%		1.75%		-0.95%	to	-0.85%
2010	3	$10.56	to	$10.57	$ 31	3.23%		1.75%		3.02%	to	3.02%
2009	3	$10.25	to	$10.26	$ 31	3.17%		1.75%		-2.57%	to	-2.47%
2008	3		$10.52		$ 32	2.53%		1.75%		-1.22%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING BlackRock Science and Technology Opportunities Portfolio - Adviser Class
2012	-	$8.98	$ 2	-	0.35%	7.03%
2011	-	$8.39	$ 2	(d)	0.35%	(d)
2010	(d)	(d)	(d)	(d)	(d)	(d)
2009	(d)	(d)	(d)	(d)	(d)	(d)
2008	(d)	(d)	(d)	(d)	(d)	(d)

ING BlackRock Science and Technology Opportunities Portfolio - Class I
2012	8,547	$4.74	to	$16.71	$ 44,495	0.19%	0.00%	to	1.50%	6.24%	to	7.89%
2011	9,379	$4.46	to	$15.53	$ 45,758	-	0.00%	to	1.50%	-11.86%	to	-10.44%
2010	9,177	$5.06	to	$17.38	$ 50,430	-	0.00%	to	1.90%	16.36%	to	18.65%
2009	8,967	$4.33	to	$14.70	$ 42,053	-	0.00%	to	1.90%	49.80%	to	52.74%
2008	7,555	$2.88	to	$9.65	$ 23,396	-	0.00%	to	1.60%	-40.75%	to	-39.74%
ING Index Plus LargeCap Portfolio - Class I
2012	13,613	$9.05	to	$24.77	$ 269,213	1.66%	0.00%	to	1.95%	12.30%	to	14.50%
2011	15,065	$8.03	to	$21.65	$ 262,851	1.90%	0.00%	to	1.95%	-2.07%	to	-0.05%
2010	16,582	$8.16	to	$21.66	$ 292,131	1.93%	0.00%	to	1.95%	11.70%	to	14.02%
2009	18,196	$7.27	to	$19.01	$ 283,441	3.01%	0.00%	to	1.95%	20.75%	to	23.20%
2008	19,363	$5.99	to	$15.43	$ 247,468	2.11%	0.00%	to	1.95%	-38.41%	to	-37.20%
ING Index Plus LargeCap Portfolio - Class S
2012	31		$11.87		$ 368	1.60%		0.35%		13.70%
2011	37		$10.44		$ 383	1.64%		0.35%		-0.76%
2010	33		$10.52		$ 348	1.94%		0.35%		13.24%
2009	40		$9.29		$ 375	2.57%		0.35%		22.56%
2008	43		$7.58		$ 325	1.52%		0.35%		-37.56%
ING Index Plus MidCap Portfolio - Class I
2012	11,422	$10.89	to	$31.28	$ 298,981	0.91%	0.00%	to	1.95%	15.57%	to	17.73%
2011	12,437	$9.33	to	$26.58	$ 280,455	0.84%	0.00%	to	1.85%	-2.94%	to	-1.12%
2010	13,426	$9.53	to	$26.88	$ 307,653	1.06%	0.00%	to	2.10%	19.36%	to	21.95%
2009	14,483	$7.88	to	$22.05	$ 274,072	1.65%	0.00%	to	2.10%	28.97%	to	31.80%
2008	14,637	$6.03	to	$16.74	$ 212,512	1.44%	0.00%	to	2.10%	-38.76%	to	-37.58%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus MidCap Portfolio - Class S
2012	29		$13.29		$ 387	0.52%		0.35%		16.99%
2011	34		$11.36		$ 389	0.41%		0.35%		-1.73%
2010	51		$11.56		$ 590	0.94%		0.35%		21.05%
2009	49		$9.55		$ 472	1.09%		0.35%		31.00%
2008	36		$7.29		$ 260	1.33%		0.35%		-37.90%
ING Index Plus SmallCap Portfolio - Class I
2012	6,083	$10.24	to	$21.69	$ 109,978	0.58%	0.00%	to	1.95%	10.36% to	12.38%
2011	6,805	$9.19	to	$19.30	$ 110,537	0.86%	0.00%	to	1.80%	-2.52% to	-0.72%
2010	7,455	$9.34	to	$19.44	$ 122,910	0.69%	0.00%	to	2.10%	20.30% to	22.86%
2009	7,647	$7.67	to	$15.83	$ 103,515	1.74%	0.00%	to	2.10%	22.25% to	24.85%
2008	7,836	$6.19	to	$12.68	$ 85,771	0.96%	0.00%	to	2.10%	-34.86% to	-33.54%
ING Index Plus SmallCap Portfolio - Class S
2012	15		$11.77		$ 176	-		0.35%		11.78%
2011	17		$10.53		$ 181	0.60%		0.35%		-1.31%
2010	14		$10.67		$ 154	0.72%		0.35%		22.08%
2009	14		$8.74		$ 122	1.11%		0.35%		23.97%
2008	8		$7.05		$ 58	-		0.35%		-33.86%
ING International Index Portfolio - Class I
2012	2,347	$7.89	to	$14.68	$ 20,592	2.78%	0.00%	to	1.80%	16.54% to	18.84%
2011	2,344	$6.77	to	$12.49	$ 17,553	2.70%	0.00%	to	1.80%	-13.76% to	-12.20%
2010	2,334	$7.85	to	$14.36	$ 20,151	3.45%	0.00%	to	1.80%	6.27% to	8.01%
2009	2,401	$7.43	to	$13.44	$ 19,407	-	0.00%	to	1.60%	26.18% to	27.56%
2008	37	$5.92	to	$5.95	$ 220	(a)	0.30%	to	1.25%	(a)
ING International Index Portfolio - Class S
2012	-		$14.14		$ 5	-		0.35%		18.03%
2011	1		$11.98		$ 7	-		0.35%		-12.75%
2010	1		$13.73		$ 13	6.25%		0.35%		7.27%
2009	1		$12.80		$ 19	(b)		0.35%		(b)
2008	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
(000's)		(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Growth Index Portfolio - Class I
2012	547	$16.10	to	$17.01	$ 8,965	1.14%	0.00%	to	1.50%	12.75%	to	14.47%
2011	367	$14.28	to	$14.86	$ 5,308	1.31%	0.00%	to	1.50%	2.66%	to	4.21%
2010	274	$13.91	to	$14.26	$ 3,841	0.64%	0.00%	to	1.50%	11.10%	to	12.82%
2009	221	$12.47	to	$12.76	$ 2,772	(b)	0.00%	to	1.50%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Large Cap Growth Index Portfolio - Class S
2012	36	$16.02	to	$16.87	$ 585	0.86%	0.00%	to	1.35%	12.78%	to	14.26%
2011	41	$14.06	to	$14.63	$ 581	1.10%	0.00%	to	1.35%	2.52%	to	3.87%
2010	37	$13.60	to	$14.12	$ 508	0.46%	0.00%	to	1.35%	10.94%	to	12.47%
2009	29	$12.15	to	$12.60	$ 353	(b)	0.00%	to	1.35%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Large Cap Index Portfolio - Class I
2012	2,210	$10.16	to	$10.99	$ 23,318	2.28%	0.00%	to	1.80%	13.39%	to	15.56%
2011	1,513	$8.96	to	$9.51	$ 13,923	1.53%	0.00%	to	1.80%	0.79%	to	2.59%
2010	1,295	$8.89	to	$9.27	$ 11,717	3.25%	0.00%	to	1.80%	10.48%	to	12.23%
2009	1,190	$8.06	to	$8.27	$ 9,692	-	0.00%	to	1.60%	21.90%	to	23.65%
2008	403	$6.62	to	$6.68	$ 2,675	(a)	0.00%	to	1.45%		(a)
ING Russell™ Large Cap Index Portfolio - Class S
2012	4		$16.36		$ 65	2.70%		0.95%		14.17%
2011	1		$14.33		$ 9	-		0.95%		1.20%
2010	1		$14.16		$ 10	(c)		0.95%			(c)
2009	(c)		(c)		(c)	(c)		(c)			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Large Cap Value Index Portfolio - Class I
2012	17	$14.90	to	$14.95	$ 255	1.82%	1.15%	to	1.25%	14.79%	to	14.91%
2011	14	$12.98	to	$13.01	$ 184	1.22%	1.15%	to	1.25%	-0.38%	to	-0.31%
2010	11	$13.03	to	$13.05	$ 145	1.79%	1.15%	to	1.25%	9.96%	to	10.03%
2009	7	$11.85	to	$11.86	$ 79	(b)	1.15%	to	1.25%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Value Index Portfolio - Class S
2012	264	$14.63	to	$15.45	$ 3,936	1.55%	0.00%	to	1.50%	14.21%	to	15.90%
2011	215	$12.81	to	$13.33	$ 2,795	1.56%	0.00%	to	1.50%	-0.93%	to	0.60%
2010	180	$12.93	to	$13.25	$ 2,346	1.44%	0.00%	to	1.50%	9.48%	to	11.16%
2009	165	$11.81	to	$11.92	$ 1,952	(b)	0.00%	to	1.50%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2012	325	$17.39	to	$18.37	$ 5,776	0.35%	0.00%	to	1.50%	13.73%	to	15.46%
2011	335	$15.29	to	$15.91	$ 5,207	0.45%	0.00%	to	1.50%	-3.65%	to	-2.15%
2010	291	$15.87	to	$16.26	$ 4,652	0.29%	0.00%	to	1.50%	23.98%	to	25.85%
2009	237	$12.80	to	$12.92	$ 3,049	(b)	0.00%	to	1.50%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Mid Cap Index Portfolio - Class I
2012	2,011	$11.05	to	$12.02	$ 23,380	0.87%	0.00%	to	1.80%	14.86%	to	17.04%
2011	786	$9.62	to	$10.27	$ 7,784	1.25%	0.00%	to	1.80%	-3.61%	to	-2.12%
2010	638	$9.98	to	$10.40	$ 6,503	0.52%	0.25%	to	1.80%	23.31%	to	25.00%
2009	433	$8.15	to	$8.36	$ 3,562	-	0.00%	to	1.50%	38.41%	to	40.27%
2008	224	$5.91	to	$5.96	$ 1,329	(a)	0.00%	to	1.25%		(a)
ING Russell™ Small Cap Index Portfolio - Class I
2012	1,049	$11.50	to	$12.50	$ 12,589	0.79%	0.00%	to	1.80%	13.97%	to	16.06%
2011	648	$10.09	to	$10.77	$ 6,728	0.90%	0.00%	to	1.80%	-5.61%	to	-3.93%
2010	482	$10.69	to	$11.21	$ 5,262	0.47%	0.00%	to	1.80%	24.51%	to	26.16%
2009	225	$8.65	to	$8.83	$ 1,962	-	0.25%	to	1.50%	24.78%	to	26.32%
2008	91	$6.94	to	$6.99	$ 635	(a)	0.25%	to	1.40%		(a)
ING Small Company Portfolio - Class I
2012	4,493	$11.29	to	$38.48	$ 122,521	0.41%	0.00%	to	1.50%	12.81%	to	14.53%
2011	4,827	$9.95	to	$33.68	$ 116,910	0.40%	0.00%	to	1.50%	-3.94%	to	-2.48%
2010	5,153	$10.30	to	$34.54	$ 129,660	0.52%	0.00%	to	1.50%	22.55%	to	24.44%
2009	5,202	$8.35	to	$27.77	$ 107,672	0.61%	0.00%	to	1.50%	25.65%	to	27.62%
2008	5,178	$6.59	to	$21.76	$ 86,261	1.08%	0.00%	to	1.50%	-32.09%	to	-31.10%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Small Company Portfolio - Class S
2012	14		$14.73		$ 207	-		0.35%		13.83%
2011	14		$12.94		$ 184	-		0.35%		-3.00%
2010	11		$13.34		$ 149	-		0.35%		23.52%
2009	11		$10.80		$ 118	0.92%		0.35%		26.76%
2008	12		$8.52		$ 100	1.07%		0.35%		-31.46%
ING U.S. Bond Index Portfolio - Class I
2012	937	$11.83	to	$12.85	$ 11,539	2.32%	0.00%	to	1.80%	2.30% to	3.88%
2011	794	$11.71	to	$12.37	$ 9,456	2.02%	0.00%	to	1.50%	5.58% to	7.19%
2010	477	$11.09	to	$11.54	$ 5,363	2.67%	0.00%	to	1.55%	4.52% to	6.16%
2009	368	$10.61	to	$10.87	$ 3,932	2.62%	0.00%	to	1.50%	4.32% to	5.84%
2008	153	$10.17	to	$10.27	$ 1,559	(a)	0.00%	to	1.50%	(a)
ING International Value Portfolio - Class I
2012	4,356	$7.25	to	$15.06	$ 59,954	2.51%	0.00%	to	1.50%	17.41% to	19.24%
2011	5,279	$6.14	to	$12.70	$ 62,017	2.61%	0.00%	to	1.55%	-16.21% to	-14.84%
2010	6,060	$7.28	to	$15.07	$ 84,378	2.04%	0.00%	to	1.70%	0.73% to	2.49%
2009	7,742	$7.16	to	$14.85	$ 105,099	1.56%	0.00%	to	1.70%	25.00% to	27.22%
2008	7,918	$5.67	to	$11.79	$ 84,985	2.94%	0.00%	to	1.70%	-43.63% to	-42.79%
ING International Value Portfolio - Class S
2012	20		$11.15		$ 218	2.34%		0.35%		18.62%
2011	22		$9.40		$ 210	2.54%		0.35%		-15.24%
2010	24		$11.09		$ 263	1.83%		0.35%		1.93%
2009	26		$10.88		$ 283	1.51%		0.35%		25.78%
2008	29		$8.65		$ 248	3.02%		0.35%		-42.52%
ING MidCap Opportunities Portfolio - Class I
2012	2,646	$9.83	to	$21.94	$ 49,515	0.59%	0.00%	to	1.50%	12.48% to	14.21%
2011	1,972	$11.38	to	$19.31	$ 32,603	-	0.00%	to	1.50%	-1.94% to	-0.51%
2010	1,410	$11.54	to	$18.47	$ 23,611	0.72%	0.00%	to	1.50%	28.37% to	30.35%
2009	998	$8.92	to	$14.17	$ 12,935	0.21%	0.00%	to	1.50%	39.29% to	41.60%
2008	935	$6.36	to	$10.69	$ 8,648	-	0.00%	to	1.50%	-38.51% to	-37.84%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MidCap Opportunities Portfolio - Class S
2012	122	$13.41	to	$17.75	$ 1,742	0.42%	0.00%	to	1.55%	12.33%	to	13.94%
2011	164	$12.00	to	$15.64	$ 2,056	-	0.00%	to	1.35%	-2.12%	to	-0.97%
2010	198	$12.22	to	$15.81	$ 2,514	0.57%	0.15%	to	1.75%	29.48%
2009	23		$12.21		$ 276	-		0.35%		40.51%
2008	12		$8.69		$ 108	-		0.35%		-37.93%
ING SmallCap Opportunities Portfolio - Class I
2012	2,283	$9.77	to	$19.73	$ 28,744	-	0.00%	to	1.75%	13.45%	to	14.88%
2011	1,989	$10.26	to	$17.18	$ 21,998	-	0.20%	to	1.50%	-0.68%	to	0.60%
2010	1,873	$10.33	to	$17.09	$ 20,701	-	0.00%	to	1.50%	30.43%	to	32.13%
2009	1,414	$7.92	to	$12.81	$ 11,898	-	0.00%	to	1.50%	28.99%	to	31.05%
2008	1,290	$6.14	to	$9.68	$ 8,367	-	0.00%	to	1.50%	-35.44%	to	-34.62%
ING SmallCap Opportunities Portfolio - Class S
2012	5		$16.13		$ 80	-		0.35%		14.56%
2011	6		$14.08		$ 86	-		0.35%		0.14%
2010	15		$14.06		$ 213	-		0.35%		31.65%
2009	6		$10.68		$ 60	-		0.35%		30.24%
2008	6		$8.20		$ 47	-		0.35%		-34.82%
Janus Aspen Series Balanced Portfolio - Institutional Shares
2012	4	$25.63	to	$40.04	$ 174	3.08%	0.50%	to	1.40%	12.05%	to	13.05%
2011	4	$22.71	to	$35.79	$ 151	2.55%	0.40%	to	1.40%	0.23%	to	1.11%
2010	7	$22.50	to	$35.55	$ 242	2.78%	0.50%	to	1.40%	6.87%	to	7.87%
2009	8	$20.91	to	$33.21	$ 261	6.84%	0.50%	to	1.45%	24.06%	to	25.25%
2008	9	$16.64	to	$26.71	$ 236	2.32%	0.50%	to	1.45%	-17.06%	to	-16.23%
Janus Aspen Series Enterprise Portfolio - Institutional Shares
2012	11	$22.19	to	$35.53	$ 365	-	0.45%	to	1.50%	15.58%	to	16.74%
2011	11	$19.05	to	$30.67	$ 322	-	0.40%	to	1.50%	-2.91%	to	-1.84%
2010	12	$19.46	to	$31.51	$ 363	-	0.45%	to	1.50%	24.01%	to	25.27%
2009	14	$15.57	to	$25.35	$ 327	-	0.30%	to	1.50%	42.60%	to	44.34%
2008	15	$10.77	to	$17.72	$ 240	0.27%	0.30%	to	1.50%	-44.52%	to	-43.95%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2012	1	$21.52	to	$31.52	$ 40	1.90%	0.50%	to	1.50%	6.72%	to	7.80%
2011	2	$20.09	to	$29.46	$ 65	7.63%	0.50%	to	1.50%	5.15%	to	6.19%
2010	3	$18.80	to	$27.94	$ 66	3.13%	0.50%	to	1.50%	6.38%	to	7.47%
2009	3	$17.63	to	$26.20	$ 62	5.00%	0.50%	to	1.50%	11.54%	to	12.63%
2008	5	$15.77	to	$23.44	$ 98	4.06%	0.50%	to	1.50%	4.71%	to	5.53%
Janus Aspen Series Janus Portfolio - Institutional Shares
2012	4	$10.04	to	$24.98	$ 70	-	0.50%	to	1.40%	16.99%	to	18.06%
2011	4	$8.54	to	$21.31	$ 57	-	0.50%	to	1.40%	-6.62%	to	-5.81%
2010	5	$9.10	to	$22.41	$ 82	1.20%	0.50%	to	1.40%	12.89%	to	14.00%
2009	5	$8.02	to	$19.82	$ 84	-	0.50%	to	1.40%	34.49%	to	35.62%
2008	7	$8.17	to	$14.72	$ 75	0.89%	0.50%	to	1.40%	-40.58%	to	-40.01%
Janus Aspen Series Worldwide Portfolio - Institutional Shares
2012	6	$12.10	to	$23.33	$ 135	0.80%	0.45%	to	1.50%	18.33%	to	19.52%
2011	6	$10.15	to	$19.68	$ 114	0.72%	0.40%	to	1.50%	-15.03%	to	-14.08%
2010	8	$11.85	to	$23.10	$ 164	0.60%	0.45%	to	1.50%	14.08%	to	15.28%
2009	10	$10.30	to	$20.19	$ 172	1.23%	0.45%	to	1.50%	35.65%	to	37.13%
2008	12	$7.49	to	$14.85	$ 154	1.27%	0.45%	to	1.50%	-45.34%	to	-44.94%
JPMorgan Government Bond Fund - Select Class
2012	1		$10.04		$ 10	(e)		0.95%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2012	571	$8.40	to	$9.63	$ 5,049	0.07%	0.00%	to	1.50%	3.83%	to	5.48%
2011	452	$8.09	to	$9.13	$ 3,793	0.03%	0.00%	to	1.50%	-7.22%	to	-5.86%
2010	287	$8.72	to	$9.70	$ 2,566	0.86%	0.00%	to	1.50%	21.28%	to	23.10%
2009	159	$7.19	to	$7.49	$ 1,162	0.77%	0.00%	to	1.50%	36.53%	to	38.19%
2008	73	$5.30	to	$5.42	$ 388	2.24%	0.00%	to	1.25%	-39.36%	to	-38.48%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
LKCM Aquinas Growth Fund
2012	31		$11.00		$ 337	-		0.90%		9.45%
2011	29		$10.05		$ 291	-		0.90%		0.60%
2010	28	$9.99	to	$11.93	$ 316	-	0.90%	to	1.05%	15.32% to	15.49%
2009	27	$8.65	to	$10.34	$ 269	-	0.90%	to	1.05%	28.71%
2008	26		$8.01		$ 206	-		1.05%		-33.80%
Loomis Sayles Small Cap Value Fund - Retail Class
2012	838	$12.29	to	$13.17	$ 10,558	0.87%	0.00%	to	1.50%	14.33% to	16.04%
2011	668	$10.75	to	$11.35	$ 7,314	-	0.00%	to	1.50%	-3.24% to	-1.82%
2010	413	$11.11	to	$11.56	$ 4,646	0.50%	0.00%	to	1.50%	22.90% to	24.70%
2009	276	$9.04	to	$9.27	$ 2,518	0.18%	0.00%	to	1.50%	26.61% to	28.19%
2008	126	$7.14	to	$7.20	$ 905	(a)	0.25%	to	1.50%	(a)
Lord Abbett Developing Growth Fund, Inc. - Class A
2012	6	$15.18	to	$15.81	$ 93	-	0.20%	to	1.60%	8.85% to	9.75%
2011	5	$13.96	to	$14.26	$ 77	-	0.55%	to	1.65%	-2.55%
2010	1	$14.51	to	$14.57	$ 19	(c)	0.60%	to	1.05%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
Lord Abbett Core Fixed Income Fund - Class A
2012	5	$10.97	to	$11.13	$ 59	1.80%	0.90%	to	1.45%	4.28% to	4.90%
2011	5	$10.52	to	$10.61	$ 51	3.64%	0.90%	to	1.45%	3.93%
2010	-		$10.17		$ 4	(c)		1.15%		(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
Lord Abbett Mid-Cap Stock Fund, Inc. - Class A
2012	63	$13.75	to	$17.02	$ 960	0.52%	0.55%	to	1.45%	12.89% to	13.91%
2011	102	$11.90	to	$15.01	$ 1,343	0.14%	0.55%	to	1.75%	-5.63% to	-4.54%
2010	106	$12.61	to	$15.79	$ 1,451	0.40%	0.60%	to	1.75%	23.39% to	24.77%
2009	96	$10.13	to	$12.70	$ 1,054	0.67%	0.60%	to	1.90%	24.29% to	25.89%
2008	85	$8.15	to	$10.13	$ 739	1.80%	0.55%	to	1.90%	-40.51% to	-39.78%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Lord Abbett Small-Cap Value Fund - Class A
2012	60	$18.53	to	$20.35	$ 1,186	0.69%	0.55%	to	1.60%	8.81%	to	10.00%
2011	63	$17.03	to	$18.50	$ 1,138	-	0.55%	to	1.60%	-6.12%	to	-5.20%
2010	92	$18.14	to	$19.44	$ 1,751	-	0.60%	to	1.60%	24.25%	to	25.50%
2009	88	$14.56	to	$15.49	$ 1,330	-	0.60%	to	1.65%	27.72%	to	28.98%
2008	91	$11.40	to	$12.03	$ 1,074	0.22%	0.55%	to	1.65%	-32.18%	to	-31.45%
Lord Abbett Fundamental Equity Fund - Class A
2012	12	$12.57	to	$13.09	$ 158	0.99%	0.20%	to	1.60%	9.52%	to	10.46%
2011	4	$11.52	to	$11.85	$ 45	(d)	0.20%	to	1.65%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
Lord Abbett Series Fund - Mid-Cap Stock Portfolio - Class VC
2012	6,044	$9.65	to	$18.71	$ 95,534	0.67%	0.00%	to	1.50%	12.88%	to	14.55%
2011	6,523	$8.50	to	$16.51	$ 90,948	0.21%	0.00%	to	1.50%	-5.45%	to	-4.07%
2010	6,716	$8.93	to	$17.37	$ 98,339	0.38%	0.00%	to	1.50%	23.52%	to	25.52%
2009	7,527	$7.18	to	$13.99	$ 88,200	0.47%	0.00%	to	1.50%	24.74%	to	26.56%
2008	8,061	$5.71	to	$11.16	$ 75,150	1.22%	0.00%	to	1.50%	-40.23%	to	-39.51%
MainStay Large Cap Growth Fund - Class R3
2012	31		$13.90		$ 424	(e)		-			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
Massachusetts Investors Growth Stock Fund - Class A
2012	49	$13.52	to	$15.05	$ 718	1.05%	0.60%	to	1.80%	15.41%	to	16.22%
2011	33	$12.20	to	$12.95	$ 428	0.50%	0.60%	to	1.35%	0.16%	to	0.55%
2010	29	$12.33	to	$12.81	$ 371	0.60%	0.65%	to	1.20%	12.81%	to	13.46%
2009	26	$10.93	to	$11.29	$ 297	0.30%	0.65%	to	1.20%	38.71%	to	39.56%
2008	46	$7.88	to	$8.09	$ 364	0.36%	0.65%	to	1.20%	-37.66%	to	-37.38%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Neuberger Berman Genesis Fund® - Trust Class
2012	7	$12.94	to	$13.39	$ 95	-	0.35%	to	1.75%	8.44%
2011	5	$11.99	to	$12.15	$ 66	(d)	0.85%	to	1.80%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
Neuberger Berman Socially Responsive Fund® - Trust Class
2012	779	$10.12	to	$11.95	$ 8,855	0.80%	0.00%	to	1.90%	8.70%	to	10.88%
2011	1,002	$9.22	to	$10.81	$ 10,377	0.73%	0.00%	to	1.90%	-4.81%	to	-3.07%
2010	660	$9.77	to	$11.18	$ 7,130	0.20%	0.00%	to	1.90%	20.44%	to	22.19%
2009	424	$8.71	to	$9.22	$ 3,772	0.44%	0.00%	to	1.70%	28.30%	to	30.41%
2008	318	$6.12	to	$7.07	$ 2,187	0.72%	0.00%	to	1.60%	-39.86%	to	-39.08%
New Perspective Fund®, Inc. - Class R-3
2012	122	$15.94	to	$18.14	$ 2,123	0.61%	0.00%	to	1.45%	18.68%	to	20.37%
2011	236	$13.33	to	$15.07	$ 3,477	0.67%	0.00%	to	1.55%	-9.32%	to	-7.89%
2010	266	$14.70	to	$16.36	$ 4,250	0.76%	0.00%	to	1.55%	10.61%	to	12.36%
2009	272	$13.29	to	$14.56	$ 3,881	1.16%	0.00%	to	1.55%	35.19%	to	37.10%
2008	254	$9.89	to	$10.62	$ 2,657	1.79%	0.00%	to	1.45%	-38.99%	to	-38.08%
New Perspective Fund®, Inc. - Class R-4
2012	5,050	$10.22	to	$18.95	$ 88,013	1.22%	0.00%	to	1.50%	18.94%	to	20.87%
2011	4,619	$8.77	to	$15.69	$ 67,062	1.04%	0.00%	to	1.50%	-8.98%	to	-7.65%
2010	4,588	$9.50	to	$16.99	$ 72,675	1.13%	0.00%	to	1.50%	11.05%	to	12.74%
2009	4,201	$8.34	to	$15.07	$ 59,419	1.48%	0.00%	to	1.50%	35.41%	to	37.52%
2008	3,763	$6.11	to	$10.97	$ 39,040	2.60%	0.00%	to	1.50%	-38.80%	to	-37.81%
Oppenheimer Capital Appreciation Fund - Class A
2012	44	$11.27	to	$12.00	$ 520	0.65%	0.60%	to	1.30%	12.14%	to	12.99%
2011	39	$10.05	to	$10.62	$ 400	0.23%	0.60%	to	1.30%	-2.80%	to	-2.12%
2010	43	$10.23	to	$10.85	$ 456	-	0.60%	to	1.45%	7.57%	to	8.50%
2009	55	$9.46	to	$10.03	$ 538	-	0.55%	to	1.55%	41.41%	to	42.67%
2008	53	$6.69	to	$7.03	$ 363	-	0.55%	to	1.55%	-46.74%	to	-46.17%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Developing Markets Fund - Class A
2012	4,295	$11.29	to	$85.45	$ 275,812	0.41%	0.00%	to	1.75%	18.73% to	20.87%
2011	4,737	$9.42	to	$70.71	$ 259,497	1.67%	0.00%	to	1.75%	-19.52% to	-18.09%
2010	4,842	$11.61	to	$86.33	$ 325,715	0.15%	0.00%	to	1.95%	24.54% to	26.97%
2009	4,581	$9.22	to	$67.99	$ 241,957	0.54%	0.00%	to	1.95%	78.72% to	81.84%
2008	3,873	$5.11	to	$37.41	$ 114,355	1.45%	0.00%	to	1.65%	-48.87% to	-48.03%
Oppenheimer Developing Markets Fund - Class Y
2012	3,248	$10.89	to	$10.91	$ 35,375	(e)	0.00%	to	0.45%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
Oppenheimer Gold & Special Minerals Fund - Class A
2012	1	$11.40	to	$11.82	$ 16	(g)	0.20%	to	1.45%	(g)
2011	1	$12.79	to	$12.89	$ 7	-	0.80%	to	1.20%	-
2010	2		$17.52		$ 38	(c)		0.60%		(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
Oppenheimer International Bond Fund - Class A
2012	11	$11.49	to	$11.74	$ 128	3.82%	0.70%	to	1.45%	9.22% to	9.87%
2011	13	$10.50	to	$10.65	$ 134	6.49%	0.80%	to	1.55%	-1.77% to	-1.12%
2010	5	$10.71	to	$10.76	$ 52	(c)	0.85%	to	1.45%	(c)
2009	(c)		(c)		(c)	(c)		(c)		(c)
2008	(c)		(c)		(c)	(c)		(c)		(c)
Oppenheimer Global Securities Fund/VA
2012	9	$15.16	to	$28.15	$ 226	2.31%	0.50%	to	1.80%	19.09% to	20.66%
2011	10	$12.73	to	$23.58	$ 207	1.23%	0.40%	to	1.80%	-9.97% to	-8.76%
2010	12	$14.14	to	$25.57	$ 281	1.44%	0.50%	to	1.80%	13.94% to	15.39%
2009	13	$12.41	to	$22.16	$ 273	2.31%	0.50%	to	1.80%	37.28% to	39.11%
2008	17	$9.06	to	$15.97	$ 247	1.70%	0.45%	to	1.75%	-41.25% to	-40.45%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Global Strategic Income Fund/VA
2012	5	$20.58	to	$22.66	$ 109	5.58%	0.60%	to	1.25%	12.09%	to	12.85%
2011	5	$18.36	to	$20.08	$ 106	3.67%	0.60%	to	1.25%	-0.38%	to	0.25%
2010	6	$18.43	to	$20.15	$ 112	8.33%	0.55%	to	1.25%	13.56%	to	14.33%
2009	6	$15.86	to	$17.63	$ 104	0.96%	0.55%	to	1.45%	17.13%	to	18.24%
2008	7	$13.54	to	$14.99	$ 105	5.22%	0.50%	to	1.45%	-15.43%	to	-14.70%
Oppenheimer Main Street Fund®/VA
2012	7	$9.81	to	$11.19	$ 67	1.52%	1.25%	to	1.50%	15.14%	to	15.48%
2011	8	$8.52	to	$9.69	$ 65	1.44%	1.25%	to	1.50%	-1.50%	to	-1.32%
2010	8	$8.65	to	$9.82	$ 74	1.37%	1.25%	to	1.50%	14.27%	to	14.72%
2009	9	$7.57	to	$8.56	$ 72	1.48%	1.25%	to	1.50%	26.38%	to	26.63%
2008	10	$5.99	to	$6.76	$ 63	1.12%	1.25%	to	1.50%	-39.37%	to	-39.21%
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
2012	718	$11.06	to	$17.24	$ 10,845	0.60%	0.00%	to	1.50%	16.23%	to	18.00%
2011	711	$9.46	to	$14.76	$ 9,234	0.64%	0.00%	to	1.50%	-3.62%	to	-2.21%
2010	763	$9.76	to	$15.25	$ 10,224	0.59%	0.00%	to	1.50%	21.54%	to	23.33%
2009	737	$7.97	to	$12.48	$ 8,067	0.75%	0.00%	to	1.50%	35.19%	to	37.31%
2008	578	$5.85	to	$9.19	$ 4,655	0.52%	0.00%	to	1.50%	-38.76%	to	-38.01%
Oppenheimer Small- & Mid-Cap Growth Fund/VA
2012	5	$5.18	to	$10.42	$ 41	-	1.25%	to	1.50%	14.86%	to	15.01%
2011	2	$4.51	to	$9.06	$ 11	-	1.25%	to	1.50%	-0.44%	to	-0.11%
2010	3	$4.53	to	$9.07	$ 15	-	1.25%	to	1.50%	25.48%	to	25.80%
2009	3	$3.61	to	$7.21	$ 15	-	1.25%	to	1.50%	30.80%	to	31.09%
2008	4	$2.76	to	$5.50	$ 13	-	1.25%	to	1.50%	-49.91%	to	-49.73%
Parnassus Equity Income Fund - Investor Shares
2012	59	$10.04	to	$16.12	$ 622	3.31%	0.95%	to	1.35%	13.97%	to	14.33%
2011	3		$14.03		$ 42	(d)		1.25%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pax World Balanced Fund - Individual Investor Class
2012	3,574	$9.88	to	$14.64	$ 46,306	1.59%	0.00%	to	1.50%	9.65%	to	11.29%
2011	4,035	$8.96	to	$13.16	$ 47,486	1.30%	0.00%	to	1.60%	-3.31%	to	-1.79%
2010	4,354	$9.21	to	$13.40	$ 52,720	1.48%	0.00%	to	1.65%	10.10%	to	11.85%
2009	4,954	$8.30	to	$11.98	$ 54,186	1.67%	0.00%	to	1.65%	19.28%	to	21.42%
2008	4,896	$6.89	to	$9.87	$ 44,509	1.99%	0.00%	to	1.75%	-31.93%	to	-30.74%
PIMCO Real Return Portfolio - Administrative Class
2012	16,021	$14.33	to	$17.87	$ 260,067	1.05%	0.00%	to	1.65%	7.10%	to	8.78%
2011	13,442	$13.30	to	$16.43	$ 201,912	5.14%	0.00%	to	1.60%	9.90%	to	11.69%
2010	11,633	$12.01	to	$14.71	$ 158,235	1.44%	0.00%	to	1.65%	6.40%	to	8.25%
2009	8,873	$11.20	to	$13.61	$ 112,730	2.96%	0.00%	to	1.65%	16.42%	to	18.41%
2008	6,215	$9.53	to	$11.50	$ 67,423	4.31%	0.00%	to	1.65%	-8.45%	to	-7.03%
Pioneer Equity Income Fund - Class Y
2012	111		$9.93		$ 1,099	(e)		0.95%			(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
Pioneer High Yield Fund - Class A
2012	133	$14.79	to	$16.98	$ 2,178	4.74%	0.20%	to	1.75%	12.99%	to	14.73%
2011	303	$13.09	to	$14.80	$ 4,359	5.30%	0.20%	to	1.75%	-3.47%	to	-1.92%
2010	338	$13.37	to	$15.09	$ 4,956	5.25%	0.20%	to	1.95%	15.26%	to	17.34%
2009	373	$11.60	to	$12.86	$ 4,675	6.97%	0.20%	to	1.95%	59.16%	to	61.76%
2008	328	$7.37	to	$7.95	$ 2,557	7.36%	0.20%	to	1.75%	-38.07%	to	-37.15%
Pioneer Strategic Income Fund - Class A
2012	124	$11.90	to	$12.39	$ 1,519	3.51%	0.20%	to	1.60%	10.11%	to	11.02%
2011	22	$10.98	to	$11.16	$ 248	(d)	0.20%	to	1.05%		(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pioneer Emerging Markets VCT Portfolio - Class I
2012	1,799	$6.91	to	$9.31	$ 15,901	0.52%	0.00%	to	1.60%	10.18%	to	12.03%
2011	2,217	$6.23	to	$8.32	$ 17,672	0.28%	0.00%	to	1.60%	-24.59%	to	-23.35%
2010	2,736	$8.20	to	$10.86	$ 28,736	0.46%	0.00%	to	1.65%	14.02%	to	16.03%
2009	3,007	$7.13	to	$9.37	$ 27,443	1.14%	0.00%	to	1.70%	71.95%	to	74.81%
2008	2,224	$4.12	to	$5.36	$ 11,735	0.43%	0.00%	to	1.55%	-58.85%	to	-58.26%
Pioneer High Yield VCT Portfolio - Class I
2012	1,725	$13.24	to	$17.39	$ 27,738	9.42%	0.00%	to	1.50%	14.34%	to	16.06%
2011	1,673	$11.51	to	$14.89	$ 23,415	5.53%	0.00%	to	1.50%	-3.16%	to	-1.66%
2010	1,601	$11.81	to	$15.12	$ 22,990	5.40%	0.00%	to	1.50%	16.30%	to	18.06%
2009	1,618	$10.08	to	$13.03	$ 19,842	7.77%	0.00%	to	1.50%	57.99%	to	60.47%
2008	1,510	$6.35	to	$8.12	$ 11,678	9.26%	0.00%	to	1.50%	-36.41%	to	-35.58%
Columbia Diversified Equity Income Fund - Class K
2012	742	$9.38	to	$10.05	$ 7,180	2.27%	0.00%	to	1.50%	13.29%	to	14.99%
2011	691	$8.28	to	$8.74	$ 5,863	1.73%	0.00%	to	1.50%	-6.44%	to	-5.10%
2010	592	$8.85	to	$9.21	$ 5,329	1.33%	0.00%	to	1.50%	14.49%	to	16.29%
2009	413	$7.73	to	$7.92	$ 3,222	2.01%	0.00%	to	1.50%	25.49%	to	27.05%
2008	237	$6.16	to	$6.21	$ 1,464	(a)	0.25%	to	1.50%		(a)
Columbia Diversified Equity Income Fund - Class R4
2012	9	$9.56	to	$9.86	$ 88	2.56%	0.15%	to	0.80%	13.81%	to	14.65%
2011	8	$8.40	to	$8.60	$ 68	0.88%	0.15%	to	0.80%	-6.25%	to	-5.70%
2010	18	$8.96	to	$9.12	$ 160	1.02%	0.15%	to	0.80%	15.13%	to	15.17%
2009	30	$7.74	to	$7.85	$ 233	(b)	0.25%	to	1.10%		(b)
2008	(b)		(b)		(b)	(b)		(b)			(b)
Royce Total Return Fund - Class K
2012	-		$13.85		$ 1	(g)		1.40%			(g)
2011	-		$12.31		-	(d)		1.30%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
SMALLCAP World Fund® - Class R-4
2012	755	$10.28	to	$11.02	$ 7,942	1.55%	0.00%	to	1.50%	20.23%	to	22.04%
2011	764	$8.55	to	$9.03	$ 6,672	0.38%	0.00%	to	1.50%	-15.60%	to	-14.33%
2010	681	$10.13	to	$10.54	$ 6,996	1.98%	0.00%	to	1.50%	23.09%	to	24.88%
2009	325	$8.23	to	$8.44	$ 2,698	1.34%	0.00%	to	1.50%	51.29%	to	53.28%
2008	80	$5.44	to	$5.48	$ 434	(a)	0.25%	to	1.50%		(a)
T. Rowe Price Mid-Cap Value Fund - R Class
2012	44	$16.61	to	$18.49	$ 777	0.86%	0.10%	to	1.30%	17.39%	to	18.91%
2011	42	$14.15	to	$15.55	$ 625	0.42%	0.10%	to	1.30%	-6.48%	to	-5.41%
2010	51	$15.13	to	$16.44	$ 803	1.11%	0.10%	to	1.30%	14.36%	to	15.77%
2009	73	$13.23	to	$14.20	$ 999	0.82%	0.10%	to	1.30%	44.12%	to	45.46%
2008	74	$9.16	to	$9.62	$ 699	0.47%	0.35%	to	1.35%	-35.71%	to	-35.09%
T. Rowe Price Value Fund - Advisor Class
2012	19		$12.07		$ 226	1.50%		1.00%		17.99%
2011	17		$10.23		$ 173	1.19%		1.00%		-3.13%
2010	15		$10.56		$ 163	2.21%		1.00%		14.66%
2009	12		$9.21		$ 109	2.61%		1.00%		35.64%
2008	6		$6.79		$ 44	1.90%		1.00%		-40.44%
Templeton Foreign Fund - Class A
2012	77	$9.79	to	$15.76	$ 1,174	2.21%	0.35%	to	1.65%	16.61%	to	18.14%
2011	84	$11.94	to	$13.34	$ 1,088	2.74%	0.35%	to	1.75%	-14.22%	to	-13.04%
2010	74	$13.92	to	$15.34	$ 1,103	1.69%	0.35%	to	1.75%	6.58%	to	7.92%
2009	84	$13.06	to	$14.02	$ 1,146	1.77%	0.55%	to	1.75%	47.07%	to	48.99%
2008	71	$8.88	to	$9.41	$ 658	3.00%	0.55%	to	1.75%	-46.99%	to	-46.40%
Templeton Global Bond Fund - Advisor Class
2012	3,507	$10.56	to	$10.57	$ 37,035	(e)	0.00%	to	0.45%		(e)
2011	(e)		(e)		(e)	(e)		(e)			(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Class A
2012	8,916	$10.72	to	$35.09	$ 204,498	5.98%	0.00%	to	1.50%	14.03% to	15.85%
2011	9,995	$9.37	to	$30.30	$ 209,387	6.17%	0.95%	to	1.50%	-3.81% to	-2.38%
2010	9,629	$13.96	to	$31.04	$ 207,794	5.51%	0.00%	to	1.50%	10.99% to	12.71%
2009	8,132	$12.49	to	$27.54	$ 155,610	4.38%	0.00%	to	1.50%	17.11% to	18.86%
2008	6,885	$10.59	to	$23.17	$ 110,722	9.04%	0.00%	to	1.50%	4.73% to	6.28%
Thornburg International Value Fund - Class R4
2012	3	$11.58	to	$11.73	$ 34	(g)	0.90%	to	1.35%	(g)
2011	5	$10.28	to	$10.31	$ 55	(d)	0.60%	to	0.75%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
USAA Precious Metals and Minerals Fund - Adviser Shares
2012	1,062	$7.55	to	$7.74	$ 8,081	-	0.00%	to	1.50%	-13.42% to	-12.05%
2011	552	$8.71	to	$8.80	$ 4,823	(d)	0.00%	to	1.50%	(d)
2010	(d)		(d)		(d)	(d)		(d)		(d)
2009	(d)		(d)		(d)	(d)		(d)		(d)
2008	(d)		(d)		(d)	(d)		(d)		(d)
Invesco Van Kampen American Franchise Fund - Class I Shares
2012	702	$9.77	to	$36.28	$ 19,755	(e)	0.00%	to	1.50%	(e)
2011	(e)		(e)		(e)	(e)		(e)		(e)
2010	(e)		(e)		(e)	(e)		(e)		(e)
2009	(e)		(e)		(e)	(e)		(e)		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
Diversified Value Portfolio
2012	6	$13.94	to	$15.27	$ 87	2.37%	0.95%	to	2.00%	14.17% to	15.42%
2011	6	$12.21	to	$13.23	$ 82	2.38%	0.95%	to	2.00%	1.92% to	2.96%
2010	7	$11.98	to	$12.85	$ 86	2.35%	0.95%	to	2.00%	7.16% to	8.26%
2009	7	$11.18	to	$11.87	$ 84	3.66%	0.95%	to	2.00%	25.74%
2008	9	$9.01	to	$9.44	$ 80	3.09%	0.95%	to	1.95%	-37.34% to	-36.73%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Equity Income Portfolio
2012	29	$14.46	to	$15.64	$ 446	2.51%	1.10%	to	2.00%	11.15%	to	12.20%
2011	25	$13.01	to	$14.00	$ 351	2.45%	1.05%	to	2.00%	8.06%	to	9.08%
2010	24	$12.04	to	$12.78	$ 303	2.65%	1.10%	to	2.00%	12.42%	to	13.40%
2009	20	$10.71	to	$11.27	$ 225	4.10%	1.10%	to	2.00%	15.20%	to	15.47%
2008	17	$9.38	to	$9.76	$ 165	3.84%	1.10%	to	1.95%	-32.23%	to	-31.65%
Small Company Growth Portfolio
2012	2	$14.87	to	$16.29	$ 25	-	0.95%	to	2.00%	12.40%	to	13.60%
2011	6	$13.23	to	$14.34	$ 92	-	0.95%	to	2.00%	-0.68%	to	0.35%
2010	8	$13.32	to	$14.29	$ 110	-	0.95%	to	2.00%	29.19%	to	30.62%
2009	9	$10.31	to	$10.94	$ 93	1.27%	0.95%	to	2.00%	37.60%	to	37.96%
2008	8	$7.57	to	$7.93	$ 64	-	0.95%	to	1.95%	-40.63%	to	-40.02%
Victory Small Company Opportunity Fund - Class R
2012	1	$13.81	to	$14.07	$ 13	-	0.60%	to	1.25%	11.23%
2011	-		$12.65		$ 1	(d)		0.60%			(d)
2010	(d)		(d)		(d)	(d)		(d)			(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
Wanger International
2012	3,149	$9.59	to	$11.16	$ 33,558	1.33%	0.00%	to	1.60%	19.74%	to	21.64%
2011	2,787	$7.96	to	$9.18	$ 24,628	5.06%	0.00%	to	1.50%	-15.91%	to	-14.60%
2010	2,483	$9.42	to	$10.75	$ 25,898	2.55%	0.00%	to	1.55%	23.00%	to	25.03%
2009	1,714	$7.59	to	$8.61	$ 14,434	3.47%	0.00%	to	1.55%	47.42%	to	49.80%
2008	1,203	$5.11	to	$5.75	$ 6,819	1.00%	0.00%	to	1.50%	-46.37%	to	-45.60%
Wanger Select
2012	5,096	$9.53	to	$17.39	$ 82,307	0.44%	0.00%	to	1.75%	16.36%	to	18.47%
2011	5,695	$8.12	to	$14.68	$ 78,376	2.26%	0.00%	to	1.75%	-19.10%	to	-17.67%
2010	6,108	$9.95	to	$17.83	$ 102,870	0.53%	0.00%	to	1.75%	24.65%	to	26.60%
2009	5,121	$7.92	to	$14.09	$ 68,682	-	0.00%	to	1.50%	63.80%	to	66.19%
2008	4,338	$4.80	to	$8.48	$ 35,288	-	0.00%	to	1.50%	-49.84%	to	-49.04%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wanger USA
2012	3,344	$9.97	to	$18.69	$ 56,213	0.36%	0.00%	to	1.75%	18.15%	to	20.04%
2011	2,848	$9.63	to	$15.69	$ 40,134	-	0.00%	to	1.50%	-4.88%	to	-3.46%
2010	2,442	$10.06	to	$16.37	$ 35,896	-	0.00%	to	1.50%	21.50%	to	23.35%
2009	2,016	$8.22	to	$13.36	$ 24,191	-	0.00%	to	1.50%	40.12%	to	42.34%
2008	1,727	$5.83	to	$8.89	$ 14,699	-	0.00%	to	1.50%	-40.59%	to	-37.59%
Washington Mutual Investors FundSM, Inc. - Class R-3
2012	317	$12.63	to	$14.50	$ 4,381	1.92%	0.00%	to	1.55%	10.40%	to	12.06%
2011	361	$11.44	to	$12.94	$ 4,465	1.96%	0.00%	to	1.55%	5.05%	to	6.68%
2010	389	$10.89	to	$12.13	$ 4,515	1.98%	0.00%	to	1.55%	11.12%	to	13.05%
2009	406	$9.80	to	$10.73	$ 4,173	2.80%	0.00%	to	1.55%	16.81%	to	18.56%
2008	448	$8.39	to	$9.05	$ 3,911	2.30%	0.00%	to	1.55%	-34.35%	to	-33.31%
Washington Mutual Investors FundSM, Inc. - Class R-4
2012	6,972	$10.09	to	$14.88	$ 94,956	2.25%	0.00%	to	1.50%	10.80%	to	12.47%
2011	7,177	$9.05	to	$13.14	$ 87,837	2.21%	0.00%	to	1.50%	5.41%	to	6.90%
2010	7,137	$8.54	to	$12.26	$ 82,473	2.28%	0.00%	to	1.50%	11.57%	to	13.43%
2009	7,276	$7.59	to	$11.00	$ 74,999	3.08%	0.00%	to	1.50%	17.25%	to	18.92%
2008	6,960	$6.43	to	$9.25	$ 60,944	2.56%	0.00%	to	1.50%	-34.15%	to	-33.33%
Wells Fargo Advantage Small Cap Value Fund - Class A
2012	10		$12.97		$ 135	0.82%		1.00%		12.00%
2011	9		$11.58		$ 108	-		1.00%		-8.46%
2010	9		$12.65		$ 118	0.97%		1.00%		18.11%
2009	8		$10.71		$ 88	-		1.00%		50.42%
2008	7		$7.12		$ 46	-		1.00%		-39.04%
Wells Fargo Advantage Special Small Cap Value Fund - Class A
2012	3,766	$10.94	to	$28.21	$ 94,083	-	0.00%	to	1.50%	11.78%	to	13.50%
2011	4,004	$9.73	to	$24.89	$ 89,066	-	0.00%	to	1.55%	-3.69%	to	-2.15%
2010	4,325	$10.04	to	$25.47	$ 99,165	-	0.00%	to	1.55%	20.70%	to	22.54%
2009	4,381	$8.26	to	$20.79	$ 82,713	0.41%	0.00%	to	1.55%	27.90%	to	29.91%
2008	4,235	$6.42	to	$16.03	$ 62,156	1.09%	0.00%	to	1.55%	-32.80%	to	-31.95%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at December 31, 2010, this data is not meaningful and therefore not presented.
(g)	As investment Division is wholly comprised of new contracts at December 31, 2012, this data is not meaningful and therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account , excluding expenses changed through the redemption of units, and is equal to the mortality and expense, administrative, and other charges as defined in the Charges and fees note.
Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company retrospectively changed its method of accounting for costs associated with acquiring or renewing insurance contracts. Additionally, as discussed in Note 1 to the financial statements, the Company has elected to change its method of recognizing actuarial gains and losses related to its pension and post-retirement benefit plans.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2013

C-2

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Balance Sheets
December 31, 2012 and 2011
(In millions, except share data)

	As of December 31,
	2012	2011
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $18,458.7 at 2012 and $16,577.9 at 2011)	$20,690.8	$18,134.6
Fixed maturities, at fair value using the fair value option	544.7	511.9
Equity securities, available-for-sale, at fair value (cost of $129.3 at 2012 and $131.8 at 2011)	142.8	144.9
Short-term investments	679.8	216.8
Mortgage loans on real estate, net of valuation allowance of $1.3 at 2012 and 2011	2,872.7	2,373.5
Loan - Dutch State obligation	—	417.0
Policy loans	240.9	245.9
Limited partnerships/corporations	179.6	510.6
Derivatives	512.7	446.6
Securities pledged (amortized cost of $207.2 at 2012 and $572.5 at 2011)	219.7	593.7
Total investments	26,083.7	23,595.5
Cash and cash equivalents	363.4	217.1
Short-term investments under securities loan agreement, including collateral delivered	186.1	524.8
Accrued investment income	273.0	260.2
Receivable for securities sold	3.9	16.7
Reinsurance recoverable	2,153.7	2,276.3
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	695.0	947.2
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	—	648.0
Due from affiliates	99.8	52.9
Property and equipment	81.8	84.7
Other assets	101.1	56.3
Assets held in separate accounts	53,655.3	45,295.2
Total assets	$83,871.8	$74,149.9

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Balance Sheets
December 31, 2012 and 2011)
(In millions, except share data)

	As of December 31,
	2012	2011
Liabilities and Shareholder’s Equity
Future policy benefits and contract owner account balances	$24,191.2	$23,062.3
Payable for securities purchased	—	3.3
Payables under securities loan agreement, including collateral held	353.2	634.8
Long-term debt	4.9	4.9
Due to affiliates	95.1	126.0
Derivatives	346.8	360.1
Current income tax payable to Parent	32.1	1.3
Deferred income taxes	507.1	355.2
Other liabilities	424.7	330.5
Liabilities related to separate accounts	53,655.3	45,295.2
Total liabilities	79,610.4	70,173.6

Shareholder’s equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,217.2	4,533.0
Accumulated other comprehensive income	1,023.0	747.5
Retained earnings (deficit)	(981.6)	(1,307.0)
Total shareholder’s equity	4,261.4	3,976.3
Total liabilities and shareholder’s equity	$83,871.8	$74,149.9

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Years Ended December 31,
	2012	2011	2010
Revenues:
Net investment income	$1,348.8	$1,420.9	$1,342.3
Fee income	648.8	614.0	583.5
Premiums	36.0	33.9	67.3
Broker-dealer commission revenue	225.5	218.3	220.0
Net realized capital gains (losses):
Total other-than-temporary impairments	(14.1)	(116.8)	(199.2)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(3.2)	(9.5)	(52.1)
Net other-than-temporary impairments recognized in earnings	(10.9)	(107.3)	(147.1)
Other net realized capital gains (losses)	70.2	(108.5)	128.3
Total net realized capital gains (losses)	59.3	(215.8)	(18.8)
Other revenue	—	14.5	33.3
Total revenues	2,318.4	2,085.8	2,227.6
Benefits and expenses:
Interest credited and other benefits to contract owners	746.7	763.4	769.2
Operating expenses	696.5	692.0	789.8
Broker-dealer commission expense	225.5	218.3	220.0
Net amortization of deferred policy acquisition costs and value of business acquired	131.1	94.2	(41.2)
Interest expense	2.0	2.6	2.9
Total benefits and expenses	1,801.8	1,770.5	1,740.7
Income (loss) before income taxes	516.6	315.3	486.9
Income tax expense (benefit)	191.2	(5.0)	109.0
Net income (loss)	$325.4	$320.3	$377.9

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Years Ended December 31,
	2012	2011	2010
Net income (loss)	$325.4	$320.3	$377.9
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	408.7	483.8	465.6
Other-than-temporary impairments	10.6	21.3	(12.7)
Pension and other post-employment benefit liability	(2.2)	7.6	(1.4)
Other comprehensive income (loss), before tax	417.1	512.7	451.5
Income tax benefit (expense) related to items of other comprehensive income (loss)	(141.6)	(155.7)	(77.3)
Other comprehensive income (loss), after tax	275.5	357.0	374.2
Comprehensive income (loss)	$600.9	$677.3	$752.1

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Changes in Shareholder’s Equity
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2010 - Before change in method	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1
Cumulative effect of changes in accounting:
Deferred policy acquisition costs	—	—	13.9	(375.9)	(362.0)
Actuarial gains (losses) for pension and post-retirement benefit plans	—	—	17.4	(17.4)	—
Balance at January 1, 2010 - As reported	2.8	4,528.2	16.3	(2,005.2)	2,542.1
Comprehensive income (loss):
Net income (loss)	—	—	—	377.9	377.9
Other comprehensive income (loss), after tax	—	—	374.2	—	374.2
Total comprehensive income (loss)					752.1
Dividends paid and return of capital distribution	—	(203.0)	—	—	(203.0)
Employee related benefits	—	0.8	—	—	0.8
Balance at December 31, 2010	2.8	4,326.0	390.5	(1,627.3)	3,092.0
Comprehensive income (loss):
Net income (loss)	—	—	—	320.3	320.3
Other comprehensive income (loss), after tax	—	—	357.0	—	357.0
Total comprehensive income (loss)					677.3
Contribution of capital	—	201.0	—	—	201.0
Employee related benefits	—	6.0	—	—	6.0
Balance at December 31, 2011	2.8	4,533.0	747.5	(1,307.0)	3,976.3
Comprehensive income (loss):
Net income (loss)	—	—	—	325.4	325.4
Other comprehensive income (loss), after tax	—	—	275.5	—	275.5
Total comprehensive income (loss)					600.9
Dividends paid and distribution of capital	—	(340.0)	—	—	(340.0)
Employee related benefits	—	24.2	—	—	24.2
Balance at December 31, 2012	$2.8	$4,217.2	$1,023.0	$(981.6)	$4,261.4

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

	Years Ended December 31,
	2012	2011	2010
Cash Flows from Operating Activities:
Net income (loss)	$325.4	$320.3	$377.9
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(88.1)	(88.9)	(93.9)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	133.1	97.7	(37.3)
Net accretion/amortization of discount/premium	20.7	37.0	44.3
Future policy benefits, claims reserves and interest credited	569.9	639.0	608.8
Deferred income tax expense (benefit)	9.5	(65.3)	33.6
Net realized capital (gains) losses	(59.3)	215.8	18.8
Depreciation	3.5	3.5	3.4
Change in:
Accrued investment income	(12.8)	(19.7)	(23.3)
Reinsurance recoverable	122.6	79.6	74.0
Other receivables and asset accruals	(44.8)	(3.5)	(86.0)
Due to/from affiliates	(77.8)	54.3	17.2
Other payables and accruals	125.0	(91.9)	85.5
Other, net	60.9	(64.8)	(36.1)
Net cash provided by operating activities	1,087.8	1,113.1	986.9
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,868.7	6,468.5	6,340.3
Equity securities, available-for-sale	2.4	63.1	12.9
Mortgage loans on real estate	492.2	332.8	179.2
Limited partnerships/corporations	339.4	93.0	87.2
Acquisition of:
Fixed maturities	(5,484.7)	(7,662.0)	(7,383.5)
Equity securities, available-for-sale	(0.7)	(5.7)	(16.7)
Mortgage loans on real estate	(991.3)	(863.1)	(147.2)
Limited partnerships/corporations	(46.1)	(68.5)	(85.5)
Derivatives, net	(36.4)	(78.6)	(147.3)
Policy loans, net	5.0	7.1	1.7
Short-term investments, net	(463.0)	5.3	313.1
Loan-Dutch State obligation, net	416.8	122.4	134.7
Collateral received	57.1	105.3	4.7
Purchases of fixed assets, net	(0.6)	(0.8)	—
Net cash used in investing activities	(1,841.2)	(1,481.2)	(706.4)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2012, 2011 and 2010
(In millions)

Cash Flows from Financing Activities:
Deposits received for investment contracts	$2,884.3	$3,115.4	$2,022.2
Maturities and withdrawals from investment contracts	(2,292.6)	(2,403.6)	(2,309.7)
Short-term loans to affiliates, net	648.0	(343.9)	(16.9)
Short-term repayments of repurchase agreements, net	—	(214.7)	214.6
Dividends paid and return of capital distribution	(340.0)	—	(203.0)
Capital contribution from parent	—	201.0	—
Net cash provided by (used in) financing activities	899.7	354.2	(292.8)
Net increase (decrease) in cash and cash equivalents	146.3	(13.9)	(12.3)
Cash and cash equivalents, beginning of year	217.1	231.0	243.3
Cash and cash equivalents, end of year	$363.4	$217.1	$231.0
Supplemental cash flow information:
Income taxes paid	$170.1	$108.4	$0.6
Interest paid	—	0.3	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

ING Life Insurance and Annuity Company ("ILIAC") is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States.  ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

ILIAC is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. ("Lion" or "Parent"), which is a direct, wholly owned subsidiary of ING U.S., Inc. ING U.S., Inc. is a wholly owned subsidiary of ING Insurance International B.V., which is a wholly owned subsidiary of ING Verzekeringen N.V. ("ING Insurance"), which is a wholly owned subsidiary of ING Insurance Topholding N.V., which is a wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), the ultimate parent company. ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol "ING."

ING has announced the anticipated separation of its global banking and insurance businesses. While all options for effecting this separation remain open, ING has announced that the base case for this separation includes an initial public offering ("IPO") of ING U.S., Inc., which together with its subsidiaries, constitutes ING's U.S.-based retirement, investment management, and insurance operations. ING U.S., Inc. filed a registration statement on Form S-1 with the U.S. Securities and Exchange Commission ("SEC") on November 9, 2012, which was amended on January 23, 2013 and March 19, 2013, in connection with the proposed IPO of its common stock.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government and education markets (collectively "not-for-profit" organizations) and corporate markets. The Company's products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts.  Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"). The Consolidated Financial Statements include the accounts of ILIAC and its wholly owned subsidiaries, ING Financial Advisers, LLC ("IFA") and Directed Services LLC ("DSL"). Intercompany transactions and balances between ILIAC and its subsidiaries have been eliminated.

Certain reclassifications have been made to prior year financial information to conform to the current year classifications, including the presentation of changes in fair value of embedded derivatives within annuity products and the presentation of market value adjustment items in order to align with the presentation of the Consolidated Financial Statements of ING U.S., Inc. For the years ended December 31, 2011 and 2010, respectively, reclassifications decreased Fee income by $(1.1) and $(6.3), (decreased) increased Other net realized capital gains (losses) by $(216.1) and $9.3, decreased Other revenue by $(6.0)and $(1.4), and (decreased)

C-10

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

increased Interest credited and other benefits to contract owners by $(223.2) and $1.6, in the Statements of Operations. Such reclassifications had no impact on Shareholder's equity or Net income (loss).

Accounting Changes

Employee Benefit Plans

As of January 1, 2012, the Company voluntarily changed its method of recognizing actuarial gains and losses related to its pension and post-retirement benefit plans. Previously, actuarial gains and losses were recognized in Accumulated other comprehensive income and, to the extent outside a corridor, amortized into operating results over the average remaining service period of active plan participants or the average remaining life expectancy of inactive plan participants, as applicable. The Company has elected to immediately recognize actuarial gains and losses in the Consolidated Statements of Operations in the year in which the gains and losses occur. The new accounting method is preferable, as it eliminates the delay in recognition of actuarial gains and losses. These gains and losses are generally only measured annually as of December 31 and, accordingly, will generally be recorded during the fourth quarter.

The Company's change in accounting methodology has been applied retrospectively. The cumulative effect of this change as of January 1, 2010, is a decrease to Retained earnings, with a corresponding increase to Accumulated other comprehensive income, of $17.4, net of tax. In addition, the impact of this change on the Company's Net income was an increase (decrease) of $1.0, $(7.2) and $(3.8) for the years ended December 31, 2012, 2011 and 2010, respectively. The impact of this change as of December 31, 2012 and 2011, respectively, is an additional decrease to Retained earnings, with a corresponding increase to Accumulated other comprehensive income, of $27.4 and $28.4, net of tax.

Deferred Policy Acquisition Costs

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”), which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the U.S. GAAP direct-response advertising guidance are met. All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 were adopted retrospectively by the Company on January 1, 2012. As a result of implementing ASU 2010-26, the Company recognized a cumulative effect of change in accounting principle of $375.9, net of income taxes of $202.4, as a reduction to January 1, 2010 Retained earnings (deficit). In addition, the Company recognized a $13.9 increase to Accumulated other comprehensive income ("AOCI").

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

Reserves for future policy benefits, valuation and amortization of deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA"), valuation of investments and derivatives, impairments, income taxes and contingencies.

C-11

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, which is the risk that the Company will not fulfill its obligation. The estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company utilizes a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only, principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired

C-12

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

(i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan discounted at the loan's original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics, and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues, and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Loan - Dutch State Obligation: The reported value of the State of The Netherlands (the "Dutch State") loan obligation was based on the outstanding loan balance, plus any unamortized premium. This loan obligation was sold to a related party in November 2012.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests that are not consolidated, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For portions of the program, the lending agent retains 5% of the collateral deposited by the borrower and transfers the remaining 95% to the Company. For other portions of the program, the lending agent retains the cash collateral. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Other-than-temporary Impairments
The Company periodically evaluates its available-for-sale investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability

C-13

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets.

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

▪
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

▪
When determining collectability and the period over which the value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

▪
Additional considerations are made when assessing the unique features that apply to certain structured securities such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; and the payment priority within the tranche structure of the security.

▪
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenarios-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates and the overall macroeconomic conditions.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

C-14

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

▪
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses).

▪
Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized immediately in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

C-15

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity. For the majority of the Company's counterparties, there is a termination event should the Company's long-term debt ratings drop below BBB+/Baal.

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation and included in Other assets on the Consolidated Balance Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated.

The Company's property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition, as well as certain costs related directly to successful acquisition activities. Such costs consist principally of certain commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies
Generally, the Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

C-16

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances each period. DAC and VOBA are deemed to be recoverable if the estimated gross profits exceed these DAC and VOBA balances and the present value of future deferrable acquisition costs.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates.

Several assumptions are considered significant in the estimation of future gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year lookforward period. The reversion to the mean methodology was implemented prospectively on January 1, 2011.

Prior to January 1, 2011, the Company utilized a static long-term equity return assumption for projecting account balance growth in all future years. This return assumption was reviewed annually or more frequently, if deemed necessary. Actual returns that were higher than long-term expectations produced higher contract owner account balances, which increased future fee expectations resulting in higher expected gross profits. The opposite result occurred when returns were lower than long-term expectations.

Other significant assumptions include estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates. Estimated gross profits of variable annuity contracts are sensitive to these assumptions.

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. The principal assumptions used to establish liabilities for future policy benefits are based upon Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, benefit utilization, inflation and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality, and expenses are based upon the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. Interest rates used to calculate the present value of future benefits ranged from 3.0% to 8.0%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

C-17

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts.

Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 6.5% for the years 2012, 2011 and 2010. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

Guarantees
The Company records reserves for product guarantees, which can be either assets or liabilities, for contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value.

Reserves for guaranteed minimum death benefits ("GMDB") on certain variable annuities are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. The Company periodically evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

Products with guaranteed credited rates treat the guarantee as an embedded derivative for Stabilizer products and a stand-alone derivative for Managed custody guarantee ("MCG") products. These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value along with attributed fees collected are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The Stabilizer embedded derivative liabilities and the stand-alone derivative for MCG include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The Company incorporates nonperformance risk in the calculation of the fair value of these guarantees.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

C-18

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

▪	Such separate accounts are legally recognized;

▪	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

▪	Investments are directed by the contract owner or participant; and

▪	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations. The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Long-term Debt

Short-term and long-term debt are carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Consolidated Balance Sheets and are recognized as a component of Interest expense in the Consolidated Statements of Operations over the life of the debt, using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included as an Other liability on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owners. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations when incurred.

C-19

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Revenues from investment-type and payout contracts without life contingencies, and FIA consist primarily of fees assessed against the contract owner account balance for mortality and policy administration and are reported in Fee income. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits, in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from the Parent for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

▪	The nature and character of the deferred tax assets and liabilities;

▪	Taxable income in prior carryback years;

▪	Projected future income, exclusive of reversing temporary differences and carryforwards;

▪	Projected future reversals of existing temporary differences;

▪	The length of time carryforwards can be utilized;

▪	Any prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused;

▪	The nature, frequency and severity of cumulative U.S. GAAP losses in recent years; and

▪	Any tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses from GMDBs. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

C-20

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with certain subsidiaries of Lincoln National Corporation ("Lincoln"). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.1 billion and $2.2 billion as of December 31, 2012 and 2011, respectively, equal the Company's total individual life reserves and are related to the reinsurance recoverable from the subsidiary of Lincoln under this reinsurance agreement. Individual life reserves are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets.

The Company utilizes a reinsurance agreement to manage reserve and capital requirements in connection with a portion of its deferred annuities business.  This agreement is accounted for under the deposit method.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable under reinsurance agreements are included in Reinsurance recoverable and amounts currently payable are included in Other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Balance Sheets if a right of offset exists within the reinsurance agreement.

Premiums, Fee income and Policyholder benefits are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

Contingencies

A loss contingency is an existing condition, situation, or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Financial Instruments

Reconsideration of Effective Control for Repurchase Agreements
In April 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-03, "Transfers and Servicing (ASC Topic 860): Reconsideration of Effective Control for Repurchase Agreements" ("ASU 2011-03"), which removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms and (2) the collateral maintenance implementation guidance related to that criterion.

The provisions of ASU 2011-03 were adopted by the Company on January 1, 2012. The Company determined that there was no effect on the Company's financial condition, results of operations, or cash flows, as the guidance is consistent with that previously applied by the Company.

C-21

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring
In April 2011, the FASB issued Accounting Standards Update ("ASU") 2011-02, "Receivables (Accounting Standards CodificationTM ("ASC") Topic 310): A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring" ("ASU 2011-02"), which clarifies the guidance on a creditor's evaluation of whether it has granted a concession and whether the debtor is experiencing financial difficulties, as follows:

▪	If a debtor does not have access to funds at a market rate for similar debt, the restructuring would be considered to be at a below-market rate;

▪	An increase in the contractual interest rate does not preclude the restructuring from being considered a concession, as the new rate could still be below the market interest rate;

▪	A restructuring that results in a delay in payment that is insignificant is not a concession;

▪
A creditor should evaluate whether it is probable that the debtor would be in payment default on any of its debt without the modification to determine if the debtor is experiencing financial difficulties; and

▪	A creditor is precluded from using the effective interest rate test.

Also, ASU 2011-02 requires disclosure of certain information about troubled debt restructuring, which was previously deferred by ASU 2011-01, "Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20" ("ASU 2011-01").

The provisions of ASU 2011-02 were adopted by the Company on July 1, 2011, and applied retrospectively to January 1, 2011. The Company determined, however, that there was no effect on the Company's financial position, results of operations or cash flows upon adoption, as there were no troubled debt restructurings between January 1, 2011 and July 1, 2011. The disclosures required by ASU 2011-02 are included in the Investments note to these Consolidated Financial Statements.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses
In July 2010, the FASB issued ASU 2010-20, "Receivables (ASC Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses" ("ASU 2010-20"), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method. For each disaggregated ending balance, an entity also is required to disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delayed the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Investments note to these Consolidated Financial Statements, as well as the "Reinsurance" section above, except for the disclosures about troubled debt restructurings included in ASU 2011-02, that were adopted by the Company on July 1, 2011, (see above). The disclosures that include information for activity that occurs during a reporting period were adopted by the Company on January 1, 2011, and are included in the Investments note to these Consolidated Financial Statements. As this pronouncement only pertains to additional disclosure, the adoption had no effect on the Company's financial condition, results of operations, or cash flows.

Scope Exception Related to Embedded Credit Derivatives
In March 2010, the FASB issued ASU 2010-11, "Derivatives and Hedging (ASC Topic 815): Scope Exception Related to Embedded Credit Derivatives" ("ASU 2010-11"), which clarifies that the only type of embedded credit derivatives that are exempt from bifurcation requirements are those that relate to the subordination of one financial instrument to another.

C-22

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010. The Company determined, however, that there was no effect on the Company's financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

Consolidation and Business Combinations

Consolidation Analysis of Investments Held through Separate Accounts
In April 2010, the FASB issued ASU 2010-15, "Financial Services-Insurance (ASC Topic 944): How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments" ("ASU 2010-15"), which clarifies that an insurance entity generally should not consider any separate account interests in an investment held for the benefit of policy holders to be the insurer's interests, and should not combine those separate account interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 were adopted by the Company on January 1, 2011; however, the Company determined that there was no effect on its financial condition, results of operations or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities
In December 2009, the FASB issued ASU 2009-17, "Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities" ("ASU 2009-17"), which amends the consolidation guidance for VIEs, as follows:

•
Eliminates the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIEs activities and whether the entity has the obligation to absorb losses or the right to receive benefits that could be significant to the VIE;

•	Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE; and

•
Requires enhanced disclosures, including (i) presentation on the balance sheet of assets and liabilities of consolidated VIEs that meet the separate presentation criteria and disclosure of assets and liabilities recognized on the balance sheet and (ii) the maximum exposure to loss for those VIEs in which a reporting entity is determined to not be the primary beneficiary but in which it has a variable interest.

In addition, in February 2010, the FASB issued ASU 2010-10, "Consolidations (ASC Topic 810): Amendments for Certain Investment Funds" ("ASU 2010-10"), which defers to ASU 2009-17 for a reporting entity's interests in certain investment funds that have attributes of investment companies, for which the reporting entity does not have an obligation to fund losses and that are not structured as securitization entities. The Company has determined that all of its managed funds, with the exception of certain CLOs, qualify for the deferral.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted, prospectively, by the Company on January 1, 2010. The Company determined, however, that there was no effect on the Company's financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous U.S. GAAP. The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments note to these Financial Statements.

Fair Value

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS").
In May 2011, the FASB issued ASU 2011-04, "Fair Value Measurement (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS" ("ASU 2011-04"), which includes the following amendments:

•	The concepts of highest and best use and valuation premise are relevant only when measuring the fair value of nonfinancial assets;

•	The requirements for measuring the fair value of equity instruments are consistent with those for measuring liabilities;

•	An entity is permitted to measure the fair value of financial instruments managed within a portfolio at the price that would be received to sell or transfer a net position for a particular risk; and

C-23

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•	The application of premiums and discounts in a fair value measurement is related to the unit of account for the asset or liability.

ASU 2011-04 also requires additional disclosures, including use of a nonfinancial asset in a way that differs from its highest and best use, categorization by level for items in which fair value is required to be disclosed and further information regarding Level 3 fair value measurements.

The provisions of ASU 2011-04 were adopted, prospectively, by the Company on January 1, 2012. The adoption had no effect on the Company's financial condition, results of operations or cash flows as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2011-04 are included in the Fair Value Measurements note to these Consolidated Financial Statements.

Improving Disclosures about Fair Value Measurements
In January 2010, the FASB issued ASU 2010-06, "Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements" ("ASU 2010-06"), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

•	Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;

•	Purchases, sales, issuances and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;

•	Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and

•	Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, except for the disclosures related to the Level 3 reconciliation that were adopted by the Company on January 1, 2011. The adoption had no effect on the Company's financial condition, results of operations, or cash flows as the pronouncement only pertains to additional disclosure. The disclosures required by ASU 2010-06 are included in the Fair Value Measurements note to these Consolidated Financial Statements.

Other Pronouncements

Presentation of Comprehensive Income
In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (ASC Topic 220): Presentation of Comprehensive Income" ("ASU 2011-05"), which states that an entity has the option to present total comprehensive income and the components of net income and other comprehensive income either in a single, continuous statement of comprehensive income or in two separate, consecutive statements.

In December 2011, the FASB issued ASU 2011-12, which defers the ASU 2011-05 requirements to present, on the face of the financial statements, the effects of reclassification out of AOCI on the components of net income and other comprehensive income. The Company early adopted provisions of ASU 2011-05 and ASU 2010-12 on December 31, 2011, and applied the provisions retrospectively. The Consolidated Statement of Comprehensive Income, with corresponding revisions to the Consolidated Statements of Changes in Shareholder's Equity, is included in the Consolidated Financial Statements. In addition, the required disclosures are included in the Accumulated Other Comprehensive Income (Loss) note to these Consolidated Financial Statements.

Future Adoption of Accounting Pronouncements

Disclosures about Offsetting Assets and Liabilities
In December 2011, the FASB issued ASU 2011-11, "Balance Sheet (ASC Topic 210): Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"), which requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

In January 2013, the FASB issued ASU 2013-01, "Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), which clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in

C-24

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

accordance with ASU Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement.

The provisions of ASU 2013-01 and ASU 2011-11 are effective retrospectively for annual reporting periods beginning on or after January 1, 2013 and periods within those annual reporting periods. The Company will adopt the provisions of these ASUs in the first quarter of 2013 which will include additional disclosure of the gross and net information instruments deemed in scope, including any related collateral received or posted.

Disclosures about Amounts Reclassified out of AOCI
In January 2013, the FASB issued ASU 2013-02, "Comprehensive Income (ASC Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts.

The provisions of ASU 2013-02 are effective prospectively for reporting periods beginning after December 15, 2012. The Company will adopt the provisions of ASU 2013-02 in the first quarter of 2013 to provide additional information about amounts reclassified out of accumulated other comprehensive income by component.

C-25

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and fair value option ("FVO") fixed maturities and equity securities were as follows as of December 31, 2012:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$1,011.5	$135.6	$0.5	$—	$1,146.6	$—
U.S. government agencies and authorities	379.4	17.6	—	—	397.0	—
State, municipalities and political subdivisions	77.2	15.9	—	—	93.1	—
U.S. corporate securities	9,438.0	1,147.4	11.1	—	10,574.3	2.0

Foreign securities(1):
Government	439.7	57.4	1.1	—	496.0	—
Other	4,570.0	501.3	15.3	—	5,056.0	—
Total foreign securities	5,009.7	558.7	16.4	—	5,552.0	—

Residential mortgage-backed securities:
Agency	1,679.5	181.5	3.4	33.7	1,891.3	0.6
Non-Agency	390.9	70.0	14.7	20.0	466.2	17.4
Total Residential mortgage-backed securities	2,070.4	251.5	18.1	53.7	2,357.5	18.0

Commercial mortgage-backed securities	748.7	90.6	0.2	—	839.1	4.4
Other asset-backed securities	475.7	26.6	6.7	—	495.6	3.1
Total fixed maturities, including securities pledged	19,210.6	2,243.9	53.0	53.7	21,455.2	27.5
Less: Securities pledged	207.2	13.0	0.5	—	219.7	—
Total fixed maturities	19,003.4	2,230.9	52.5	53.7	21,235.5	27.5
Equity securities	129.3	13.6	0.1	—	142.8	—
Total fixed maturities and equity securities investments	$19,132.7	$2,244.5	$52.6	$53.7	$21,378.3	$27.5
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) on the Consolidated Statements of Operations.
(3) Represents other-than-temporary impairments ("OTTI") reported as a component of Other comprehensive income.

C-26

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2011:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$1,096.6	$135.0	$—	$—	$1,231.6	$—
U.S. government agencies and authorities	379.7	31.0	—	—	410.7	—
State, municipalities and political subdivisions	95.1	10.9	—	—	106.0	—
U.S. corporate securities	8,166.9	770.8	31.1	—	8,906.6	—

Foreign securities(1):
Government	308.5	39.8	3.1	—	345.2	—
Other	4,352.5	328.8	38.4	—	4,642.9	—
Total foreign securities	4,661.0	368.6	41.5	—	4,988.1	—

Residential mortgage-backed securities:
Agency	1,442.0	218.7	3.4	39.4	1,696.7	0.7
Non-Agency	513.4	66.7	49.5	19.8	550.4	28.8
Total Residential mortgage-backed securities	1,955.4	285.4	52.9	59.2	2,247.1	29.5

Commercial mortgage-backed securities	866.1	51.0	5.8	—	911.3	4.4
Other asset-backed securities	441.5	19.4	22.1	—	438.8	4.2
Total fixed maturities, including securities pledged	17,662.3	1,672.1	153.4	59.2	19,240.2	38.1
Less: Securities pledged	572.5	22.4	1.2	—	593.7	—
Total fixed maturities	17,089.8	1,649.7	152.2	59.2	18,646.5	38.1
Equity securities	131.8	13.1	—	—	144.9	—
Total fixed maturities and equity securities investments	$17,221.6	$1,662.8	$152.2	$59.2	$18,791.4	$38.1
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) on the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income.

C-27

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2012, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid. Mortgage-backed securities ("MBS") and Other asset-backed securities ("ABS") are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$853.5	$880.9
After one year through five years	3,953.8	4,249.9
After five years through ten years	5,700.3	6,339.8
After ten years	5,408.2	6,292.4
Mortgage-backed securities	2,819.1	3,196.6
Other asset-backed securities	475.7	495.6
Fixed maturities, including securities pledged	$19,210.6	$21,455.2

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2012, the Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies with a carrying value in excess of 10% of the Company’s consolidated Shareholder’s equity. As of December 31, 2011, the Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10% of the Company’s consolidated Shareholder’s equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of December 31, 2012 and 2011:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
2012
Communications	$1,154.1	$161.4	$0.9	$1,314.6
Financial	1,859.3	240.1	10.9	2,088.5
Industrial and other companies	7,883.1	850.9	6.9	8,727.1
Utilities	2,715.4	349.8	7.3	3,057.9
Transportation	396.1	46.5	0.4	442.2
Total	$14,008.0	$1,648.7	$26.4	$15,630.3

2011
Communications	$1,108.8	$116.3	$2.0	$1,223.1
Financial	1,948.9	133.2	39.6	2,042.5
Industrial and other companies	6,577.6	559.0	20.7	7,115.9
Utilities	2,527.2	259.2	6.4	2,780.0
Transportation	356.9	31.9	0.8	388.0
Total	$12,519.4	$1,099.6	$69.5	$13,549.5

The Company invests in various categories of collateralized mortgage obligations ("CMOs"), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31,

C-28

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2012 and 2011, approximately 41.8% and 41.1%, respectively, of the Company’s CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As described in the Business, Basis of Presentation and Significant Accounting Policy note, the Company engages in dollar repurchase agreements with mortgage-backed securities ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements. As of December 31, 2012 and 2011, the Company did not have any securities pledged in dollar rolls and repurchase agreement transactions.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. As of December 31, 2012 and 2011, the Company did not have any securities pledged under reverse repurchase agreements.

Securities Lending

As described in the Business, Basis of Presentation and Significant Accounting Policy note, the Company engages in securities lending whereby certain domestic securities from its portfolio are loaned to other institutions for short periods of time. As of December 31, 2012 and 2011, the fair value of loaned securities was $180.2 and $515.8, respectively and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2012 and 2011, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $186.1 and $524.8, respectively, and is recorded in Short-term investments under securities loan agreement, including collateral delivered. As of December 31, 2012 and 2011, liabilities to return collateral of $186.1 and $524.8, respectively, are included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of the equity tranches of the collateralized loan obligations ("CLOs") of $1.3 and $0.9 as of December 31, 2012 and 2011, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $331.9 as of March 31, 2012 to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pretax loss of $38.7 in the second quarter of 2012 reported in Net investment income on the Consolidated Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. Consideration received included $23.0 of promissory notes due in two equal installments at December 31, 2013 and 2014. In connection with these promissory notes, ING U.S., Inc. unconditionally guarantees payment of the notes in the event of any default of payments due. No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-upon sales price as of June 30, 2012.

Securitizations

The Company invests in various tranches of securitization entities, including Residential Mortgage-backed Securities ("RMBS"), Commercial Mortgage-backed Securities ("CMBS") and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs under ASC 810-10-25 as amended by ASU 2009-17. The Company's involvement with these entities is limited

C-29

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and does not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies note to these Consolidated Financial Statements.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2012 and 2011:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2012
U.S. Treasuries	$300.0	$0.5	$—	$—	$—	$—	$300.0	$0.5
U.S. corporate, state and municipalities	479.8	6.8	22.5	0.9	49.4	3.4	551.7	11.1
Foreign	166.8	4.7	7.8	0.5	87.7	11.2	262.3	16.4
Residential mortgage-backed	68.7	1.6	7.2	0.3	132.4	16.2	208.3	18.1
Commercial mortgage-backed	7.5	0.1	1.6	—	2.5	0.1	11.6	0.2
Other asset-backed	15.6	—	—	—	34.2	6.7	49.8	6.7
Total	$1,038.4	$13.7	$39.1	$1.7	$306.2	$37.6	$1,383.7	$53.0

2011
U.S. Treasuries	$—	$—	$—	$—	$—	$—	$—	$—
U.S. corporate, state and municipalities	595.1	22.8	46.5	3.0	52.9	5.3	694.5	31.1
Foreign	435.3	19.1	49.9	4.6	169.5	17.8	654.7	41.5
Residential mortgage-backed	49.4	1.6	97.0	5.2	175.4	46.1	321.8	52.9
Commercial mortgage-backed	28.3	1.8	69.0	2.5	8.9	1.5	106.2	5.8
Other asset-backed	32.6	0.2	4.9	1.3	44.1	20.6	81.6	22.1
Total	$1,140.7	$45.5	$267.3	$16.6	$450.8	$91.3	$1,858.8	$153.4

Of the unrealized capital losses aged more than twelve months, the average fair value of the related fixed maturities was 89.1% and 83.2% of the average book value as of December 31, 2012 and 2011, respectively.

C-30

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of December 31, 2012 and 2011:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2012
Six months or less below amortized cost	$1,110.8	$15.2	$19.3	$3.9	141	10
More than six months and twelve months or less below amortized cost	49.5	1.5	2.6	0.4	31	2
More than twelve months below amortized cost	198.1	61.6	6.2	20.6	99	28
Total	$1,358.4	$78.3	$28.1	$24.9	271	40

2011
Six months or less below amortized cost	$1,197.2	$60.1	$46.9	$16.9	256	31
More than six months and twelve months or less below amortized cost	270.3	25.1	13.9	9.1	52	9
More than twelve months below amortized cost	355.6	103.9	26.7	39.9	129	37
Total	$1,823.1	$189.1	$87.5	$65.9	437	77

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of December 31, 2012 and 2011:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2012
U.S. Treasuries	$300.5	$—	$0.5	$—	2	—
U.S. corporate, state and municipalities	558.1	4.7	9.1	2.0	82	2
Foreign	242.7	36.0	5.7	10.7	38	8
Residential mortgage-backed	201.2	25.2	10.2	7.9	124	24
Commercial mortgage-backed	11.8	—	0.2	—	8	—
Other asset-backed	44.1	12.4	2.4	4.3	17	6
Total	$1,358.4	$78.3	$28.1	$24.9	271	40

2011
U.S. Treasuries	$—	$—	$—	$—	—	—
U.S. corporate, state and municipalities	717.7	7.9	28.8	2.3	119	3
Foreign	670.5	25.7	31.9	9.6	122	7
Residential mortgage-backed	276.5	98.2	19.0	33.9	119	47
Commercial mortgage-backed	110.1	1.9	5.4	0.4	16	1
Other asset-backed	48.3	55.4	2.4	19.7	61	19
Total	$1,823.1	$189.1	$87.5	$65.9	437	77

All investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis and impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for other-than-temporary impairments each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore,

C-31

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS) and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations of residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Fixed Maturity Securities Credit Quality - Ratings

The Securities Valuation Office ("SVO") of the National Association of Insurance Commissioners ("NAIC") evaluates the fixed maturity securities investments of insurers for regulatory reporting and capital assessment purposes and assigns securities to one of six credit quality categories called "NAIC designations." An internally developed rating is used if no rating is available as permitted by the NAIC. These designations are generally similar to the credit quality designations of the NAIC acceptable rating organization ("ARO") for marketable fixed maturities, called "rating agency designations," except for certain structured securities as described below. NAIC designations of "1," highest quality and "2," high quality, include fixed maturity securities generally considered investment grade. NAIC designations "3" through "6" include fixed maturity securities generally considered below investment grade.

The NAIC designations for structured securities, including subprime and Alt-A RMBS, are based upon a comparison of the bond's amortized cost to the NAIC's loss expectation for each security. Securities where modeling results in no expected loss in all scenarios are considered to have the highest designation of NAIC 1. A large percentage of the Company's RMBS securities carry a NAIC 1 designation while the ARO rating indicates below investment grade. This is primarily due to the credit and intent impairments recorded by the Company which reduced the amortized cost on these securities to a level resulting in no expected loss in all scenarios, which corresponds to a NAIC 1 designation. The revised methodology reduces regulatory reliance on rating agencies and allows for greater regulatory input into the assumptions used to estimate expected losses from such structured securities. In the tables below, the Company presents the rating of structured securities based on ratings from the NAIC rating methodologies described above (which may not correspond to rating agency designations). All NAIC designations (e.g., NAIC 1-6) are based on the revised NAIC methodologies.

As a result of time lags between the funding of investments, the finalization of legal documents and the completion of the SVO filing process, the fixed maturity portfolio generally includes securities that have not yet been rated by the SVO as of each balance sheet date, such as private placements. Pending receipt of SVO ratings, the categorization of these securities by NAIC designation is based on the expected ratings indicated by internal analysis.

Information about certain of the Company's fixed maturity securities holdings, by NAIC designations is set forth in the following tables. Corresponding rating agency designation does not directly translate into NAIC designation, but represents the Company's best estimate of comparable ratings from rating agencies, including Moody's Investors Service ("Moody's"), Standard & Poor's ("S&P") and Fitch Ratings Ltd. ("Fitch"). If no rating is available from a rating agency, then an internally developed rating is used.

The fixed maturities in the Company's portfolio are generally rated by external rating agencies and, if not externally rated, are rated by the Company on a basis similar to that used by the rating agencies. Ratings are derived from three ARO ratings and are applied as follows based on the number of agency ratings received:

• when three ratings are received then the middle rating is applied;
• when two ratings are received then the lower rating is applied;
• when a single rating is received, the ARO rating is applied; and
• when ratings are unavailable then an internal rating is applied.

Subprime and Alt-A Mortgage Exposure

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A Loans to include the following: residential mortgage

C-32

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

loans to customers who have strong credit profiles but lack some elements, such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

The Company's exposure to subprime mortgage backed securities is primarily in the form of ABS structures collateralized by subprime residential mortgages and the majority of these holdings are included in Other ABS in the "Fixed Maturities and Equity Securities" section above. As of December 31, 2012, the fair value and gross unrealized losses related to the Company's exposure to subprime mortgage backed securities was $61.2 and $6.2, respectively, representing 0.3% of total fixed maturities, including securities pledged, based on fair value. As of December 31, 2011, the fair value and gross unrealized losses related to the Company's exposure to subprime mortgage backed securities were $59.1 and $21.7, respectively, representing 0.3% of total fixed maturities, including securities pledged, based on fair value.

The following tables summarize the Company's exposure to subprime mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Subprime Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
2012
	1	67.8%	AAA	3.2%	2007	8.0%
	2	3.2%	AA	—	2006	6.0%
	3	19.6%	A	16.2%	2005 and prior	86.0%
	4	8.7%	BBB	21.5%		100.0%
	5	0.5%	BB and below	59.1%
	6	0.2%		100.0%
		100.0%
2011
	1	75.8%	AAA	7.5%	2007	9.1%
	2	5.3%	AA	—	2006	4.5%
	3	9.3%	A	13.0%	2005 and prior	86.4%
	4	9.4%	BBB	33.7%		100.0%
	5	—	BB and below	45.8%
	6	0.2%		100.0%
		100.0%

The Company's exposure to Alt-A mortgages is included in Residential mortgage-backed securities in the "Fixed Maturities and Equity Securities" section above. As of December 31, 2012, the fair value and gross unrealized losses related to the Company's exposure to Alt-A RMBS aggregated to $106.0 and $9.5, respectively, representing 0.5% of total fixed maturities, including securities pledged, based on fair value. As of December 31, 2011, the fair value and gross unrealized losses related to the Company's exposure to Alt-A RMBS aggregated to $111.4 and $19.6, respectively, representing 0.6% of total fixed maturities, including securities pledged, based on fair value.

C-33

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables summarize the Company's exposure to Alt-A residential mortgage-backed securities by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Alt-A Mortgage-backed Securities
	NAIC Designation		ARO Ratings		Vintage
2012
	1	33.4%	AAA	0.2%	2007	13.8%
	2	12.4%	AA	1.4%	2006	29.3%
	3	21.0%	A	3.4%	2005 and prior	56.9%
	4	30.3%	BBB	5.6%		100.0%
	5	2.3%	BB and below	89.4%
	6	0.6%		100.0%
		100.0%
2011
	1	39.9%	AAA	0.3%	2007	12.0%
	2	14.9%	AA	3.1%	2006	28.3%
	3	14.7%	A	13.1%	2005 and prior	59.7%
	4	21.1%	BBB	4.6%		100.0%
	5	4.7%	BB and below	78.9%
	6	4.7%		100.0%
		100.0%

C-34

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Commercial Mortgage-backed and Other Asset-backed Securities

As of December 31, 2012 and 2011, the fair value of the Company's CMBS totaled $839.1 and $911.3, respectively and Other ABS, excluding subprime exposure, totaled $435.6 and $381.0, respectively. As of December 31, 2012 and 2011, the gross unrealized losses related to CMBS totaled $0.2 and $5.8, respectively and gross unrealized losses related to Other ABS, excluding subprime exposure, totaled $0.6 and $0.7, respectively. CMBS investments represent pools of commercial mortgages that are broadly diversified across property types and geographical areas.

The following tables summarize the Company's exposure to CMBS holdings by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total CMBS
	NAIC Designation		ARO Ratings		Vintage
2012
	1	99.9%	AAA	54.1%	2007	28.7%
	2	—	AA	17.1%	2006	20.4%
	3	0.1%	A	8.4%	2005 and prior	50.9%
	4	—	BBB	5.3%		100.0%
	5	—	BB and below	15.1%
	6	—		100.0%
		100.0%
2011
	1	97.4%	AAA	63.7%	2007	23.4%
	2	0.9%	AA	1.4%	2006	18.2%
	3	0.7%	A	21.1%	2005 and prior	58.4%
	4	1.0%	BBB	4.0%		100.0%
	5	—	BB and below	9.8%
	6	—		100.0%
		100.0%

C-35

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2012, Other ABS was also broadly diversified both by type and issuer with credit card receivables, nonconsolidated collateralized loan obligations and automobile receivables, comprising 47.0%, 5.6% and 26.9%, respectively, of total Other ABS, excluding subprime exposure. As of December 31, 2011, Other ABS was also broadly diversified both by type and issuer with credit card receivables, nonconsolidated collateralized loan obligations and automobile receivables, comprising 49.3%, 5.5% and 17.2%, respectively, of total Other ABS, excluding subprime exposure.

The following tables summarize the Company's exposure to Other ABS holdings, excluding subprime exposure, by credit quality using NAIC designations, ARO ratings and vintage year as of December 31, 2012 and 2011:

	% of Total Other ABS
	NAIC Designation		ARO Ratings		Vintage
2012
	1	98.3%	AAA	88.4%	2012	21.4%
	2	1.6%	AA	1.9%	2011	12.2%
	3	0.1%	A	8.0%	2010	5.7%
	4	—	BBB	1.6%	2009	0.3%
	5	—	BB and below	0.1%	2008	9.5%
	6	—		100.0%	2007	22.9%
		100.0%			2006	6.1%
					2005 and prior	21.9%
						100.0%
2011
	1	95.0%	AAA	82.7%	2011	14.3%
	2	4.7%	AA	1.2%	2010	7.3%
	3	—	A	8.4%	2009	0.4%
	4	0.3%	BBB	7.4%	2008	11.7%
	5	—	BB and below	0.3%	2007	30.3%
	6	—		100.0%	2006	6.8%
		100.0%			2005 and prior	29.2%
						100.0%

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. As of December 31, 2012, the Company did not have any troubled debt restructurings. For the year ended December 31, 2011, the Company had one private placement troubled debt restructuring with a pre-modification and post-modification carrying value of $13.0 and $12.9, respectively.

As of December 31, 2012 and 2011, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

C-36

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses.

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan-specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt.

The following table summarizes the Company’s investment in mortgage loans as of December 31, 2012 and 2011:

	2012	2011
Commercial mortgage loans	$2,874.0	$2,374.8
Collective valuation allowance	(1.3)	(1.3)
Total net commercial mortgage loans	$2,872.7	$2,373.5

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2012 and 2011.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans as of December 31, 2012 and 2011:

	2012	2011
Collective valuation allowance for losses, beginning of period	$1.3	$1.3
Addition to (reduction of) allowance for losses	—	—
Collective valuation allowance for losses, end of period	$1.3	$1.3

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of December 31, 2012 and 2011:

	2012	2011
Impaired loans with allowances for losses	$—	$—
Impaired loans without allowances for losses	5.6	5.8
Subtotal	5.6	5.8
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$5.6	$5.8
Unpaid principal balance of impaired loans	$7.1	$7.3

The following table presents information on impaired loans as of December 31, 2012 and 2011:

	2012	2011
Impaired loans, average investment during the period	$5.7	$7.7

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2012 and 2011. There were no other loans in arrears with respect to principal and interest as of December 31, 2012 and 2011.

C-37

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents information on interest income recognized on impaired and restructured loans for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Interest income recognized on impaired loans, on an accrual basis	$0.4	$0.6	$0.9
Interest income recognized on impaired loans, on a cash basis	0.4	0.6	1.0

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

The following table presents the LTV ratios as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Loan-to-Value Ratio:
0% - 50%	$501.3	$552.4
50% - 60%	768.9	771.5
60% - 70%	1,491.6	908.2
70% - 80%	96.4	125.2
80% and above	15.8	17.5
Total Commercial mortgage loans	$2,874.0	$2,374.8
(1) Balances do not include allowance for mortgage loan credit losses.

The following table presents the DSC ratios as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$2,114.4	$1,600.1
1.25x - 1.5x	390.5	408.1
1.0x - 1.25x	293.1	286.7
Less than 1.0x	76.0	79.9
Total Commercial mortgage loans	$2,874.0	$2,374.8
(1) Balances do not include allowance for mortgage loan credit losses.

C-38

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of December 31, 2012 and 2011:

	2012(1)		2011(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$564.1	19.6%	$514.7	21.7%
South Atlantic	561.0	19.5%	412.0	17.3%
Middle Atlantic	332.7	11.6%	325.9	13.7%
East North Central	337.8	11.8%	285.6	12.0%
West South Central	460.4	16.0%	358.4	15.1%
Mountain	214.5	7.5%	191.2	8.0%
West North Central	205.2	7.1%	98.9	4.2%
New England	119.1	4.1%	94.2	4.0%
East South Central	79.2	2.8%	93.9	4.0%
Total Commercial mortgage loans	$2,874.0	100.0%	$2,374.8	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

	2012(1)		2011(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Industrial	$1,035.2	36.0%	$956.4	40.3%
Retail	824.0	28.7%	544.7	22.9%
Office	427.0	14.8%	351.5	14.8%
Apartments	298.7	10.4%	281.7	11.9%
Hotel/Motel	92.1	3.2%	132.7	5.6%
Mixed use	34.2	1.2%	0.9	0.0%
Other	162.8	5.7%	106.9	4.5%
Total Commercial mortgage loans	$2,874.0	100.0%	$2,374.8	100.0%
(1) Balances do not include allowance for mortgage loan credit losses.

The following table sets forth the breakdown of mortgages by year of origination as of December 31, 2012 and 2011:

	2012(1)	2011(1)
Year of Origination:
2012	$939.0	$—
2011	836.9	857.9
2010	124.0	161.9
2009	73.0	92.6
2008	119.0	137.2
2007	102.3	202.1
2006 and prior	679.8	923.1
Total Commercial mortgage loans	$2,874.0	$2,374.8
(1) Balances do not include allowance for mortgage loan credit losses.

C-39

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following tables identify the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income by type for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment		No. of Securities
U.S. Treasuries	$—	—	$—	—	$1.7		1
U.S. corporate	2.9	3	20.4	17	6.6		24
Foreign(1)	0.8	3	27.8	50	42.4		20
Residential mortgage-backed	6.0	33	8.2	38	14.8		53
Commercial mortgage-backed	—	—	28.2	8	20.5		8
Other asset-backed	1.2	4	22.7	53	58.5		42
Limited partnerships	—	—	—	—	1.6		4
Equity securities	—	—	—	—	—	*	1
Mortgage loans on real estate	—	—	—	—	1.0		1
Total	$10.9	43	$107.3	166	$147.1		154
(1) Primarily U.S. dollar denominated.
* Less than $0.1.

The above tables include $9.1, $17.6 and $48.4 of write-downs related to credit impairments for the years ended December 31, 2012, 2011 and 2010, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $1.8, $89.7 and $98.7, in write-downs for the years ended December 31, 2012, 2011 and 2010, respectively, are related to intent impairments.

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. Treasuries	$—	—	$—	—	$1.7	1
U.S. corporate	0.2	1	20.4	17	6.7	24
Foreign(1)	0.8	3	23.7	46	28.5	15
Residential mortgage-backed	0.7	3	1.6	7	8.6	18
Commercial mortgage-backed	—	—	22.9	8	16.2	6
Other asset-backed	0.1	1	21.1	50	37.0	26
Total	$1.8	8	$89.7	128	$98.7	90
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the

C-40

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company’s previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

The fair value of fixed maturities with OTTI as of December 31, 2012 and 2011 was $1.2 billion and $1.9 billion, respectively.

The following tables identify the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Balance at January 1	$19.4	$50.7	$46.0
Additional credit impairments:
On securities not previously impaired	1.5	0.9	12.0
On securities previously impaired	3.7	6.7	11.7
Reductions:
Securities intent impaired	—	(8.7)	(5.9)
Securities sold, matured, prepaid or paid down	(4.6)	(30.2)	(13.1)
Balance at December 31	$20.0	$19.4	$50.7

Net Investment Income

The following table summarizes Net investment income for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Fixed maturities	$1,222.5	$1,224.2	$1,182.4
Equity securities, available-for-sale	7.5	13.6	15.3
Mortgage loans on real estate	143.5	118.1	104.0
Policy loans	13.2	13.7	13.3
Short-term investments and cash equivalents	1.4	0.8	0.8
Other	6.8	95.5	68.0
Gross investment income	1,394.9	1,465.9	1,383.8
Less: Investment expenses	46.1	45.0	41.5
Net investment income	$1,348.8	$1,420.9	$1,342.3

As of December 31, 2012 and December 31, 2011, the Company did not have any investments in fixed maturities which produced no investment income. Fixed maturities are moved to a non-accrual status immediately when the investment defaults.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

C-41

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Fixed maturities, available-for-sale, including securities pledged	$67.5	$112.6	$38.7
Fixed maturities, at fair value option	(124.2)	(60.6)	(39.2)
Equity securities, available-for-sale	(0.2)	7.4	4.1
Derivatives	1.3	(64.3)	(44.6)
Embedded derivative - fixed maturities	(5.5)	4.9	8.0
Embedded derivative - product guarantees	120.4	(216.1)	9.3
Other investments	—	0.3	4.9
Net realized capital gains (losses)	$59.3	$(215.8)	$(18.8)
After-tax net realized capital gains (losses)	$38.5	$(53.3)	$1.5

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Proceeds on sales	$2,887.1	$5,596.3	$5,312.9
Gross gains	88.7	249.0	213.6
Gross losses	(12.7)	(33.6)	(27.8)

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

C-42

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the fixed index annuity contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within Fixed indexed annuities ("FIA") contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Managed custody guarantees ("MCG"): The Company issues certain credited rate guarantees on externally managed variable bond funds that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. Embedded derivatives within fixed maturities are reported with the host contract on the Consolidated Balance Sheets and changes in fair value are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

C-43

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2012 and 2011:

	2012			2011
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Interest rate contracts	$1,000.0	$215.4	$—	$1,000.0	$173.9	$—
Derivatives: Non-qualifying for hedge accounting
Interest rate contracts	18,131.1	292.9	328.5	17,555.1	269.4	306.4
Foreign exchange contracts	161.6	0.4	18.3	213.4	0.7	32.4
Equity contracts	14.5	0.4	—	—	—	—
Credit contracts	347.5	3.6	—	548.4	2.6	21.2
Managed custody guarantees	N/A	—	—	N/A	—	1.0
Embedded derivatives:
Within fixed maturity investments	N/A	53.7	—	N/A	59.2	—
Within annuity products	N/A	—	122.4	N/A	—	236.3
Total		$566.4	$469.2		$505.8	$597.3
N/A - Not Applicable
The maximum length of time over which the Company is hedging its exposure to variability in the future cash flows for forecasted transactions through the fourth quarter 2016.

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$—	$—	$—
Fair value hedges:
Interest rate contracts	—	—	—
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	(18.9)	(58.3)	(61.4)
Foreign exchange contracts	6.9	(0.7)	7.4
Equity contracts	2.0	(0.5)	0.5
Credit contracts	11.3	(4.8)	8.9
Managed custody guarantees	1.1	1.1	4.1
Embedded derivatives:
Within fixed maturity investments(2)	(5.5)	4.9	8.0
Within annuity products(2)	119.3	(217.2)	5.2
Total	$116.2	$(275.5)	$(27.3)
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2012, 2011 and 2010, ineffective amounts are deemed to be immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the

C-44

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Association, Inc. ("ISDA") agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the Credit Support Annex ("CSA") to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par value minus recovery value of the swap contract. As of December 31, 2012, the fair value of credit default swaps of $3.6 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities, on the Consolidated Balance Sheets. As of December 31, 2011, the fair value of credit default swaps of $2.6 and $21.2 were included in Derivatives assets and Derivatives liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2012 and 2011, the maximum potential future exposure to the Company on the sale of credit default swaps was $329.0 and $518.3, respectively.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques.

C-45

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	2012
	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,093.4	$53.2	$—	$1,146.6
U.S. government agencies and authorities	—	397.0	—	397.0
U.S. corporate, state and municipalities	—	10,512.8	154.6	10,667.4
Foreign(1)	—	5,527.4	24.6	5,552.0
Residential mortgage-backed securities	—	2,348.4	9.1	2,357.5
Commercial mortgage-backed securities	—	839.1	—	839.1
Other asset-backed securities	—	462.4	33.2	495.6
Total fixed maturities, including securities pledged	1,093.4	20,140.3	221.5	21,455.2
Equity securities, available-for-sale	125.8	—	17.0	142.8
Derivatives:
Interest rate contracts	—	508.3	—	508.3
Foreign exchange contracts	—	0.4	—	0.4
Equity contracts	0.4	—	—	0.4
Credit contracts	—	3.6	—	3.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,229.3	—	—	1,229.3
Assets held in separate accounts	47,916.5	5,722.5	16.3	53,655.3
Total assets	$50,365.4	$26,375.1	$254.8	$76,995.3

Liabilities:
Product guarantees:
Stabilizer and MCGs	$—	$—	$102.0	$102.0
FIA	—	—	20.4	20.4
Derivatives:
Interest rate contracts	0.7	327.8	—	328.5
Foreign exchange contracts	—	18.3	—	18.3
Credit contracts	—	—	—	—
Total liabilities	$0.7	$346.1	$122.4	$469.2
(1) Primarily U.S. dollar denominated.

C-46

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	2011
	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,180.3	$51.3	$—	$1,231.6
U.S. government agencies and authorities	—	410.7	—	410.7
U.S. corporate, state and municipalities	—	8,883.5	129.1	9,012.6
Foreign(1)	—	4,937.0	51.1	4,988.1
Residential mortgage-backed securities	—	2,206.1	41.0	2,247.1
Commercial mortgage-backed securities	—	911.3	—	911.3
Other asset-backed securities	—	411.1	27.7	438.8
Total fixed maturities, including securities pledged	1,180.3	17,811.0	248.9	19,240.2
Equity securities, available-for-sale	125.9	—	19.0	144.9
Derivatives:
Interest rate contracts	5.7	437.6	—	443.3
Foreign exchange contracts	—	0.7	—	0.7
Credit contracts	—	2.6	—	2.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	953.9	4.8	—	958.7
Assets held in separate accounts	40,556.8	4,722.3	16.1	45,295.2
Total assets	$42,822.6	$22,979.0	$284.0	$66,085.6

Liabilities:
Product guarantees:
Stabilizers and MCGs	$—	$—	$221.0	$221.0
FIA	—	—	16.3	16.3
Derivatives:
Interest rate contracts	—	306.4	—	306.4
Foreign exchange contracts	—	32.4	—	32.4
Credit contracts	—	8.6	12.6	21.2
Total liabilities	$—	$347.4	$249.9	$597.3
(1) Primarily U.S. dollar denominated.

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company’s Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

C-47

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. As of December 31, 2012, $175.5 and $16.7 billion of a total fair value of $21.5 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2011, $194.9 and $14.8 billion of a total of $19.2 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company’s evaluation of the borrower’s ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

C-48

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Derivatives: Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s nonperformance risk is also considered and incorporated in the Company’s valuation process. Valuations for the Company’s futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.  However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

The Company has entered into a number of options as hedges on its FIA liabilities. The maximum exposure is the current value of the option. The payoff of these contracts depends on market conditions during the lifetime of the option. The fair value measurement of options is highly sensitive to implied equity and interest rate volatility and the market reflects a considerable variance in broker quotes. The Company uses a third-party vendor to determine the market value of these options.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair value for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the minimum guaranteed interest rate. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates in accordance with U.S. GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative associated with the Company's product guarantees includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk"). Through June 30, 2012, the Company's nonperformance risk adjustment was based on the credit default swap spreads of ING Insurance, the Company's indirect parent company, with similar term to maturity and priority of payment. The ING Insurance credit default spread was applied to the risk-free swap curve in the Company's valuation models for these product guarantees. As a result of the availability of ING U.S., Inc.'s market observable data following the issuance of its long-term debt on July 13, 2012, the Company changed its estimate of nonperformance risk to incorporate a blend of observable, similarly rated peer company

C-49

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

credit default swap spreads, adjusted to reflect the Company's own credit quality as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the U.S. CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2012 and 2011.  The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-50

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2012:

	Year Ended December 31, 2012
	Fair Value as of July 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of September 30	Change in Unrealized Gains (Losses) Included in Earnings(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$129.1	$(0.3)	$(1.4)	$0.4	$—	$—	$(7.9)	$38.3	$(3.6)	$154.6	$(0.4)
Foreign	51.1	0.9	(4.2)	—	—	(5.7)	(12.5)	20.7	(25.7)	24.6	—
Residential mortgage-backed securities	41.0	0.7	2.7	2.3	—	(6.0)	—	—	(31.6)	9.1	(0.1)
Other asset-backed securities	27.7	1.1	2.5	—	—	—	(1.9)	3.8	—	33.2	0.8
Total fixed maturities, including securities pledged	248.9	2.4	(0.4)	2.7	—	(11.7)	(22.3)	62.8	(60.9)	221.5	0.3

Equity securities, available-for-sale	19.0	(0.2)	(0.2)	0.8	—	(2.4)	—	0.3	(0.3)	17.0	(0.5)
Derivatives, net	(12.6)	(1.8)	—	—	—	—	14.4	—	—	—	—
Product guarantees:
Stabilizer and MCGs(1)	(221.0)	124.5	—	(5.5)	—	—	—	—	—	(102.0)	—
FIA(1)	(16.3)	(4.1)	—	—	—	—	—	—	—	(20.4)	—
Separate Accounts(4)	16.1	0.3	—	16.3	—	(8.3)	—	—	(8.1)	16.3	0.6
(1) All gains and losses on Level 3 are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income (loss) for the Company.

C-51

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2011:

	Year Ended December 31, 2011
	Fair Value as of July 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(2)	Transfers out of Level 3(2)	Fair Value as of September 30	Change in Unrealized Gains (Losses) Included in Earnings(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$11.2	$(0.3)	$6.7	$19.0	$—	$—	$(43.3)	$135.8	$—	$129.1	$(0.3)
Foreign	11.4	0.5	—	30.9	—	(19.7)	(1.5)	29.9	(0.4)	51.1	(0.8)
Residential mortgage-backed securities	254.7	(3.0)	1.7	57.1	—	(38.5)	(8.1)	5.3	(228.2)	41.0	(0.9)
Other asset-backed securities	247.7	(26.8)	15.8	—	—	(119.7)	(8.7)	—	(80.6)	27.7	(3.5)
Total fixed maturities, including securities pledged	525.0	(29.6)	24.2	107.0	—	(177.9)	(61.6)	171.0	(309.2)	248.9	(5.5)

Equity securities, available-for-sale	27.7	0.1	0.1	4.3	—	(4.2)	—	—	(9.0)	19.0	—
Derivatives, net	(13.6)	0.8	—	0.2	—	—	—	—	—	(12.6)	0.6
Product guarantees:
Stabilizer and MCGs(1)	(3.0)	(212.5)	—	(5.5)	—	—	—	—	—	(221.0)	—
FIA(1)	(5.6)	(3.6)	—	(7.1)	—	—	—	—	—	(16.3)	—
Separate Accounts(4)	22.3	—	—	9.8	—	(3.4)	—	—	(12.6)	16.1	0.1
(1) All gains and losses on Level 3 are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(2) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income (loss) for the Company.

C-52

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The transfers in and out of Level 3 for fixed maturities, equity securities and separate accounts for the year ended December 31, 2012 were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The transfers out of Level 3 for the year ended December 31, 2011 in fixed maturities, including securities pledged, were primarily due to the Company's determination that the market for subprime RMBS securities had become active in the first quarter 2011 and to an increased utilization of vendor valuations for certain CMO assets, as opposed to the previous use of broker quotes in the second quarter of 2011. While the valuation methodology for subprime RMBS securities has not changed, the Company has concluded that the frequency of transactions in the market for subprime RMBS securities represent regularly occurring market transactions and therefore are now classified as Level 2.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and lapses. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as adjustment to reflect the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and the Company experience may be limited on certain products.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2012:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0% to 4.0%
Nonperformance risk	0.10% to 1.3%		0.10% to 1.3%
Actuarial Assumptions:
Lapses	0% - 10%	(2)	0% to 55%	(3)
Policyholder Deposits(4)	—		0% to 60%	(3)

C-53

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period. We make dynamic adjustments to lower the lapse rates for contracts that are more "in the money."
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-55%	0-20%
Stabilizer with Recordkeeping Agreements	13%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

Generally, the following will cause an increase (decrease) in the MCG derivative and Stabilizer embedded derivative fair value liabilities:

•	An increase (decrease) in interest rate volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

C-54

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other Financial Instruments

The carrying values and estimated fair values of the Company’s financial instruments were as follows as of December 31, 2012 and December 31, 2011:

	2012		2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$21,455.2	$21,455.2	$19,240.2	$19,240.2
Equity securities, available-for-sale	142.8	142.8	144.9	144.9
Mortgage loans on real estate	2,872.7	2,946.9	2,373.5	2,423.1
Loan - Dutch State obligation	—	—	417.0	421.9
Policy loans	240.9	240.9	245.9	245.9
Limited partnerships/corporations	179.6	179.6	510.6	510.6
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	1,229.3	1,229.3	958.7	958.7
Derivatives	512.7	512.7	446.6	446.6
Notes receivable from affiliates	175.0	194.3	175.0	165.2
Assets held in separate accounts	53,655.3	53,655.3	45,295.2	45,295.2
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	20,263.4	25,156.5	18,889.8	22,212.7
Supplementary contracts, immediate annuities and other	680.0	837.3	742.9	896.2
Annuity product guarantees:
FIA	20.4	20.4	16.3	16.3
Stabilizer and MCGs	102.0	102.0	221.0	221.0
Derivatives	346.8	346.8	360.0	360.0
Long-term debt	4.9	4.9	4.9	4.9
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

C-55

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing cash flows net of certain contract fees discounted using The Netherlands Strip Yield Curve and is classified as Level 2.

Policy loans: The fair value of policy loans is equal to the carrying value of the loans.  Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and are classified as Level 3.

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-56

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Balance at January 1	$334.9	$307.6	$355.7
Deferrals of commissions and expenses	79.1	79.8	74.7
Amortization:
Amortization	(72.1)	(71.5)	(40.5)
Interest accrued(1)	31.1	31.9	29.9
Net amortization included in the Consolidated Statements of Operations	(41.0)	(39.6)	(10.6)
Change in unrealized capital gains/losses on available-for-sale securities	(76.5)	(12.9)	(112.2)
Balance at December 31	$296.5	$334.9	$307.6
(1) Interest accrued at 5.0% to 7.0% during 2012, 2011 and 2010.

Activity within VOBA was as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Balance at January 1	$593.6	$864.2	$981.2
Deferrals of commissions and expenses	8.1	8.5	17.6
Amortization:
Amortization	(152.6)	(125.1)	(16.0)
Interest accrued(1)	62.5	70.5	67.8
Net amortization included in the Consolidated Statements of Operations	(90.1)	(54.6)	51.8
Change in unrealized capital gains/losses on available-for-sale securities	(130.2)	(224.5)	(186.4)
Balance at December 31	$381.4	$593.6	$864.2
(1) Interest accrued at 5.0% and 7.0% during 2012, 2011 and 2010

The estimated amount of VOBA amortization expense, net of interest, is $66.0, $50.7, $45.4, $42.3 and $34.9, for the years 2013, 2014, 2015, 2016 and 2017, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

6.    Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2012, the account value for the separate account contracts with guaranteed minimum benefits was $35.2 billion. The additional liability recognized related to minimum guarantees was $108.1. As of December 31, 2011, the account value for the separate account contracts with guaranteed minimum benefits was $32.1 billion. The additional liability recognized related to minimum guarantees was $226.4.

C-57

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2012 and 2011, was $9.3 billion and $7.9 billion, respectively.

7.    Reinsurance

At December 31, 2012, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts.  As of December 31, 2012, the Company had one outstanding cession and a reinsurance treaty with its affiliate, Security Life of Denver International Limited ("SLDI"), to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. The agreement is accounted for under the deposit method of accounting.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $10.1 and $10.3 were maintained for this contract as of December 31, 2012 and 2011, respectively.

Reinsurance ceded in force for life mortality risks were $15.1 billion and $16.2 billion at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, net receivables were comprised of the following:

	2012	2011
Claims recoverable from reinsurers	$2,153.8	$2,276.3
Reinsured amounts due to reinsurers	(0.3)	(0.3)
Other	0.2	0.3
Total	$2,153.7	$2,276.3

Premiums were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Premiums:
Direct premiums	$36.2	$34.0	$67.6
Reinsurance assumed	—	0.1	—
Reinsurance ceded	(0.2)	(0.2)	(0.3)
Net premiums	$36.0	$33.9	$67.3

8.    Capital Contributions, Dividends and Statutory Information

ILIAC's ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC's earned statutory surplus at the prior year end or (2) ILIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

C-58

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

During the year ended December 31, 2012, ILIAC did not receive any capital contributions from its Parent. During the year ended December 31, 2011, ILIAC received capital contributions of $201.0 in the aggregate from its Parent. During the year ended December 31, 2010, ILIAC did not receive any capital contributions from its Parent.

During the year ended December 31, 2012, following receipt of required approval from the State of Connecticut Insurance Department (the "Department"), ILIAC paid a cash distribution of $340.0 to its Parent. During the year ended December 31, 2011, ILIAC did not pay a dividend or distribution on its common stock to its Parent. During the year ended December 31, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent. On October 15, 2012, December 22, 2011 and October 30, 2010, IFA paid a $90.0, $65.0 and $60.0 dividend, respectively, to ILIAC, its parent, which was eliminated in consolidation. On December 21, 2012, DSL paid a $15.0 dividend to ILIAC, its parent, which was eliminated in consolidation.

The Department recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $261.6, $194.4 and $66.0, for the years ended December 31, 2012, 2011 and 2010, respectively. Statutory capital and surplus was $1.9 billion as of December 31, 2012 and 2011.

The Company is subject to minimum risk-based capital (“RBC”) requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted based on the specific rules regarding admissibility.

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of AOCI as of December 31, 2012, 2011 and 2010.

	2012	2011	2010
Fixed maturities, net of OTTI	$2,190.9	$1,518.7	$933.8
Equity securities, available-for-sale	13.5	13.1	21.0
Derivatives	215.2	173.7	0.5
DAC/VOBA and sales inducements adjustments on available-for-sale securities	(810.6)	(603.6)	(362.4)
Premium deficiency reserve adjustment	(152.6)	(64.8)	(61.0)
Other investments	—	—	0.1
Unrealized capital gains (losses), before tax	1,456.4	1,037.1	532.0
Deferred income tax asset (liability)	(444.6)	(302.3)	(149.3)
Unrealized capital gains (losses), after tax	1,011.8	734.8	382.7
Pension and other post-employment benefits liability, net of tax	11.2	12.7	7.8
AOCI	$1,023.0	$747.5	$390.5

C-59

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, net of DAC, VOBA and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Fixed maturities	$661.6	563.6	813.1
Equity securities, available-for-sale	0.4	(7.9)	8.2
Derivatives	41.5	173.2	0.5
DAC/VOBA and sales inducement adjustment on available-for-sale securities	(207.0)	(241.2)	(295.3)
Premium deficiency reserve adjustment	(87.8)	(3.8)	(61.0)
Other investments	—	(0.1)	0.1
Change in unrealized gains/losses on securities, before tax	408.7	483.8	465.6
Deferred income tax asset/liability	(138.6)	(145.5)	(82.2)
Change in unrealized gains/losses on securities, after tax	270.1	338.3	383.4

Change in OTTI, before tax	10.6	21.3	(12.7)
Deferred income tax asset/liability	(3.7)	(7.5)	4.4
Change in OTTI, after tax	6.9	13.8	(8.3)

Pension and other post-employment benefit liability, before tax	(2.2)	7.6	(1.4)
Deferred income tax asset/liability	0.7	(2.7)	0.5
Pension and other post-employment benefit liability, after tax	(1.5)	4.9	(0.9)

Net change in AOCI, after tax	$275.5	$357.0	$374.2

Changes in unrealized capital gains/losses on securities, including securities pledged and noncredit impairments, as recognized in AOCI, reported net of DAC, VOBA and income taxes, were as follows for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Net unrealized capital gains/losses arising during the year(1)	$320.6	$408.8	$335.6
Less: reclassification adjustment for gains (losses) and other items included in Net income (loss)(2)	43.6	78.7	29.2
Change in deferred tax valuation allowance	—	22.0	68.7
Net change in unrealized capital gains/losses on securities	$277.0	$352.1	$375.1
(1) Pretax net unrealized capital gains/losses arising during the period were $485.4, $625.1 and $495.7 for the years ended December 31, 2012, 2011 and 2010, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $66.1, $120.0 and $42.8 for the years ended December 31, 2012, 2011 and 2010, respectively.

C-60

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the years ended December 31, 2012, 2011 and 2010.

	2012	2011	2010
Current tax expense (benefit):
Federal	$200.9	$60.3	$73.2
Total current tax expense (benefit)	200.9	60.3	73.2
Deferred tax expense (benefit):
Federal	(9.7)	(65.3)	35.8
Total deferred tax expense (benefit)	(9.7)	(65.3)	35.8
Total income tax expense (benefit)	$191.2	$(5.0)	$109.0

Income taxes were different from the amount computed by applying the federal income tax rate to income (loss) before income taxes for the following reasons for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Income (loss) before income taxes	$516.6	$315.3	$486.9
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	180.8	110.4	170.4
Tax effect of:
Dividends received deduction	(18.6)	(37.0)	(23.3)
Valuation allowance	—	(87.0)	(13.7)
IRS audit adjustment	(0.3)	3.7	(26.8)
Prior year tax	28.1	—	—
State tax expense (benefit)	—	—	0.6
Other	1.2	4.9	1.8
Income tax expense (benefit)	$191.2	$(5.0)	$109.0

Based on its 2011 tax return as filed, the Company decreased its estimated deferred tax assets by $28.1.

C-61

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities as of December 31, 2012 and 2011, are presented below.

	2012	2011
Deferred tax assets:
Insurance reserves	$255.4	$269.6
Investments	87.5	89.2
Postemployment benefits	50.6	97.1
Compensation and benefits	44.4	22.9
Other assets	24.5	22.5
Total gross assets before valuation allowance	462.4	501.3
Less: Valuation allowance	11.1	11.1
Assets, net of valuation allowance	451.3	490.2

Deferred tax liabilities:
Net unrealized investment (gains) losses	(482.4)	(357.5)
Deferred policy acquisition costs	(143.8)	(127.0)
Value of business acquired	(332.2)	(360.9)
Total gross liabilities	(958.4)	(845.4)
Net deferred income tax liability	$(507.1)	$(355.2)

Net unrealized capital losses are presented as a component of other comprehensive income (loss) in Shareholder's equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2012 and 2011, the Company had a tax valuation allowance of $62.8 that was allocated to Net income (loss) and $(51.7) that was allocated to Other comprehensive income. As of December 31, 2012 and 2011, the Company had a full valuation allowance of $11.1 related to foreign tax credits, the benefit of which is uncertain.

Tax Sharing Agreement

The Company had a payable to ING U.S., Inc. of $32.1 and $1.3 for federal income taxes as of December 31, 2012 and 2011, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of ING U.S., Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of ING U.S., Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. The Company's tax sharing agreement with ING U.S., Inc. states that for each taxable year prior to January 1, 2013 during which the Company is included in a consolidated federal income tax return with ING U.S., Inc., ING U.S., Inc. will pay to the Company an amount equal to the tax benefit of the Company's net operating loss carryforwards and capital loss carryforwards generated in such year, without regard to whether such net operating loss carryforwards and capital loss carryforwards are actually utilized in the reduction of the consolidated federal income tax liability for any consolidated taxable year.

Effective January 1, 2013, the Company entered into a new tax sharing agreement with ING U.S., Inc. which provides that, for 2013 and subsequent years, ING U.S., Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefits of losses generated.

C-62

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2012 and 2011 are as follows:

	2012	2011
Balance at beginning of period	$—	$23.0
Additions for tax positions related to prior years	—	4.5
Reductions for tax positions related to prior years	—	(4.5)
Reductions for settlements with taxing authorities	—	(23.0)
Balance at end of period	$—	$—

The Company had no unrecognized tax benefits as of December 31, 2012 and 2011 which would affect the Company's effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2012 and 2011.

Tax Regulatory Matters

In March 2012, the Internal Revenue Service ("IRS") completed its examination of the Company's return for tax year 2010. The 2010 audit settlement did not have a material impact on the financial statements.

The Company is currently under audit by the IRS for tax years 2011 through 2012 and it is expected that the examination of tax year 2011 will be finalized within the next twelve months. The Company and the IRS have agreed to participate in the Compliance Assurance Program ("CAP") for tax years 2011, 2012 and 2013.

11.    Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter.

Beginning January 1, 2012, the Retirement Plan implemented a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible pay. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s employ. For participants in the Retirement Plan as of December 31, 2011, there will be a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula. Due to ASC Topic 715 requirements, the accounting impact of the change in the Retirement Plan was recognized upon Board approval November 10, 2011. This change had no material impact on the Consolidated Financial Statements.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a FAP formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement

C-63

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $19.1, $24.6 and $27.2 for the years ended December 31, 2012, 2011 and 2010, respectively and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan was most recently amended effective January 1, 2011 to permit Roth 401(k) contributions to be made to the Plan. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $9.7, $9.8 and $10.7, for the years ended December 31, 2012, 2011 and 2010, respectively and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America SERPs.  Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-64

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2012 and 2011.

	2012	2011
Change in benefit obligation:
Benefit obligation, January 1	$98.7	$96.8
Interest cost	4.4	5.0
Benefits paid	(9.3)	(8.4)
Actuarial gain on obligation	3.4	18.4
Plan adjustments	—	(8.8)
Curtailments or settlements	—	(4.3)
Benefit obligation, December 31	$97.2	$98.7
Fair Value of Plan Assets:
Fair value of plan assets, December 31	$—	$—

Amounts recognized in the Consolidated Balance Sheets consist of:

	2012	2011
Accrued benefit cost	$(97.2)	$(98.7)
Accumulated other comprehensive income:
Prior service cost	(7.3)	(8.5)
Net amount recognized	$(104.5)	$(107.2)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2012 and 2011 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2012	2011
Discount rate	4.05%	4.75%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.05% was the appropriate discount rate as of December 31, 2012, to calculate the Company’s accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2012	2011	2010
Discount rate	4.75%	5.50%	6.00%
Rate of increase in compensation levels	4.00%	4.00%	3.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-65

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2012, 2011 and 2010, were as follows:

	2012	2011	2010
Interest cost	$4.4	$5.0	$5.1
Net loss (gain)	3.4	16.0	11.5
Unrecognized past service cost recognized in the year	(1.2)	—	0.1
The effect of any curtailment or settlement	—	2.2	—
Net periodic benefit cost	$6.6	$23.2	$16.7

Cash Flows

In 2013, the employer is expected to contribute $8.6 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2013 through 2017 and thereafter through 2022, are estimated to be $8.6, $7.7, $6.0, $5.8, $6.0 and $30.1, respectively.

Stock Option and Share Plans

Long-term Equity Ownership Plan: Starting in 2004, ING Group began issuing options under the Long-term Equity Ownership Plan ("leo"). Under leo, participants are awarded both stock options and performance shares. Leo options are nonqualified options on ING Group shares in the form of American Depository Receipts ("ADRs"). The leo options give the recipient the right to purchase an ING Group share in the form of ADRs at a price equal to the fair market value of one ING Group share on the date of grant. The options have a ten-year term and vest three years from the grant date subject to the participant meeting the three-year service vesting condition. Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination, or termination for cause.

Leo performance shares are a contingent grant of ING Group stock and generally vest three years from the grant date, and can range from 0-200% of target based on ING's Total Shareholder Return ("TSR") relative to a peer group of global financial services companies as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant's death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in the leo plan document).

Long-term Sustainable Performance Plan performance shares ("LSPP") were granted on March 30, 2011 and 2012 with a three year graded vesting schedule. Participants were awarded a conditional right to receive a number of ING Group shares in the form of ADR's in the future. Awards under the LSPP vest, and shares are delivered 1/3 each of the first, second and third anniversary of the award date, provided the participants are still employed by ING. The LSPP performance shares are subject to a performance measure. The number of ADR's that would be ultimately granted at the end of each performance period is dependent upon a measure of the Company's performance over that period.

At the end of the specified performance period, the extent to which ING's performance targets have been met will determine the actual number of leo and LSPP performance shares that the participants will receive on the vesting date.

The Company was allocated from ING compensation expense for the leo options, leo performance shares and LSPP of $5.0, $5.1 and $3.4 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Company recognized tax benefits of $1.5, $0.8 and $0.7 in 2012, 2011 and 2010, respectively.

C-66

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

•
The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

•
The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2012, 2011 and 2010, were $11.9, $9.9 and $11.9, respectively.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development ("DECD") loaned ILIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if ILIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to ILIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if ILIAC and its ING affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. ILIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America Insurance Corporation. In November 2012, ILIAC provided a letter of credit to the DECD in the amount of $10.6 security for its repayment obligations with respect to the loan.

At both December 31, 2012 and 2011, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

C-67

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by ING North America Insurance Corporation as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2012, 2011 and 2010, rent expense for leases was $4.9, $5.0 and $4.0, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2012 and 2011, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $314.9 and $536.4, respectively.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative International Swaps and Derivatives Association, Inc. Agreements ("ISDA Agreements"), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2012 and 2011, the Company held $167.0 and $110.0 of net cash collateral, respectively, related to derivative contracts, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. In addition, as of December 31, 2012 and 2011, the Company delivered collateral of $39.5 and $77.9, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, LOC and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of December 31, 2012 and 2011:

	2012	2011
Other fixed maturities-state deposits	$13.4	$13.6
Securities pledged(1)	219.7	593.7
Total restricted assets	$233.1	$607.3
(1) Includes the fair value of loaned securities of $180.2 and $515.8 as of December 31, 2012 and 2011, respectively, which is included in Securities pledged on the Consolidated Balance Sheets.

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirement and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears

C-68

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts. Due to the uncertainties of litigation, the outcome of a litigation matter and the amount or range of potential loss is difficult to forecast and a determination of potential losses requires significant management judgment.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws and disgorgement of retained gains. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required to be made. Accordingly, the Company's estimate reflects both types of matters. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For other matters included within this estimation, for which a reasonably possible but not probable range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of December 31, 2012, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, to be up to approximately $30.0.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. It is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation against the Company includes a case styled Healthcare Strategies, Inc., Plan Administrator of the Healthcare Strategies Inc. 401(k) Plan v. ING Life Insurance and Annuity Company (U.S.D.C. D. CT, filed February 22, 2011), which has been filed by the administrator of a 401(k) ERISA Plan who claims that the Company has entered into revenue sharing agreements with mutual funds and others in violation of the prohibited transaction rules of the Employee Retirement Income Act ("ERISA"). Among other things, Claimant seeks declaratory relief and the disgorgement of all revenue sharing payments and profits earned in connection with such payments, as well as attorney's fees. On January 26, 2012, Plaintiff filed a motion requesting to be allowed to represent a class of similarly situated ERISA Plans, which the court granted on September 26, 2012. The Company denies Claimant's allegations and is vigorously defending this litigation.

The regulatory examination of the Company's policy for addressing and correcting an error that is made when processing the trade instructions of an ERISA plan or one of its participants has been resolved. Under that policy, the Company absorbs any loss and retains any gain that results from such an error correction. The resolution will not have a material impact on the Company's results of operations or financial position.

C-69

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

14.    Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪
Investment Advisory agreement with ING Investment Management LLC ("IIM"), an affiliate, in which IIM provides asset management, administrative and accounting services for ILIAC's general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2012, 2011 and 2010, expenses were incurred in the amounts of $27.0, $22.8 and $23.7, respectively.

▪
Services agreement with ING North America for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2012, 2011 and 2010, expenses were incurred in the amounts of $183.5, $180.6 and $209.7, respectively.

▪
Services agreement between ILIAC and its U.S. insurance company affiliates for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2012, 2011 and 2010, net expenses related to the agreement were incurred in the amount of $30.8, $29.8 and $53.3, respectively.

▪
Service agreement with ING Institutional Plan Services, LLC ("IIPS") effective November 30, 2008 pursuant to which IIPS provides recordkeeper services to certain benefit plan clients of ILIAC. For the years ended December 31, 2012, 2011 and 2010, ILIAC's net earnings related to the agreement were in the amount of $7.1, $8.4 and $2.2, respectively.

▪
Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2012, 2011 and 2010, revenue under the IIM intercompany agreement was $26.2, $24.7 and $24.1, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪
Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company ("ING USA") and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as ILIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2012, 2011 and 2010, commissions were collected in the amount of $225.5, $218.3 and $220.0, respectively. Such commissions are, in turn, paid to broker-dealers.

▪
Intercompany agreements with each of ING USA, ILIAC, IIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contacting Party. For the years ended December 31, 2012, 2011 and 2010, expenses were incurred under these intercompany agreements in the aggregate amount of $212.3, $207.9 and $204.5, respectively.

▪
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2012, 2011 and 2010, expenses were incurred under this service agreement in the amount of $3.2, $3.2 and $3.3, respectively.

▪
Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2012, 2011 and 2010, expenses were incurred in the amounts of $27.0, $23.3 and $19.8, respectively.

C-70

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreement

Effective, December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, Security Life of Denver International Limited ("SLDI") to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company will reinsure to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on the certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York will be 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York will be 100%. This agreement is accounted for under the deposit method of accounting and had an immaterial impact to the Consolidated Balance Sheets.

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC's investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the "Company Funds"), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $135.0, $103.2 and $246.1 (excludes fees paid to ING Investment Management Co.) in 2012, 2011 and 2010, respectively.

DSL has been retained by ING Investors Trust ("IIT"), an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of ING Partners, Inc. (the "Fund"), an affiliate. DSL and the Fund have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for the Fund. The Fund pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2012, 2011 and 2010, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $370.6, $323.2 and $314.3, respectively. At December 31, 2012 and 2011, DSL had $25.6 and $22.9, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING U.S., Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and based upon its renewal on April 1, 2011 expires on April 1, 2016, either party can borrow from the other up to 3% of the Company’s statutory admitted assets as of the preceding December 31. Interest on any Company borrowing is charged at the rate of ING U.S., Inc.'s cost of funds for the interest period, plus 0.15%.  Interest on any ING U.S., Inc. borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred an immaterial amount of interest expense for the years ended December 31, 2012, 2011 and 2010. The Company earned interest income of $0.5, $1.3 and $0.9 for the years ended December 31, 2012, 2011 and 2010, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations.  As of December 31, 2012, the Company did not have any outstanding receivable. As of December 31, 2011, the Company had an outstanding receivable of $648.0 from ING U.S., Inc. under the reciprocal loan agreement.

During the second quarter of 2012, ING U.S., Inc. repaid the then outstanding receivable due under the reciprocal loan agreement from the proceeds of its $5.0 billion Senior Unsecured Credit Facility which was entered into on April 20, 2012. The Company and ING U.S., Inc. continue to maintain the reciprocal loan agreement, and future borrowings by either party will be subject to the reciprocal loan terms summarized above.

C-71

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on December 29, 2034, to ILIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for each of the years ended December 31, 2012, 2011 and 2010.

Alt-A Back-Up Facility

On January 26, 2009, ING, for itself and on behalf of certain subsidiaries, including the Company, reached an agreement with the Dutch State on an Illiquid Asset Back Up Facility (the “Alt-A Back-up Facility”) regarding Alt-A RMBS owned by certain subsidiaries of ING U.S., Inc., including the Company. Pursuant to this transaction, the Company transferred all risks and rewards on 80% of a $1.1 billion par Alt-A RMBS portfolio to ING Support Holding B.V. (“ING Support Holding”), a wholly owned subsidiary of ING Group by means of the granting of a participation interest to ING Support Holding. ING and ING Support Holding entered into a back-to-back arrangement with the Dutch State on this 80%. As a result of this first transaction, the Company retained 20% of the exposure for any results on the $1.1 billion Alt-A RMBS portfolio.
The purchase price for the participation payable by the Dutch State was set at 90% of the par value of the 80% interest in the securities as of that date. This purchase price was payable in installments, was recognized as a loan granted to the Dutch State with a value of $794.4, and was recorded as Loan-Dutch State Obligation on the Consolidated Balance Sheets (the “Dutch State Obligation”). Under the transaction, other fees were payable by both the Company and the Dutch State. The Company incurred net fees of $1.4, $1.9 and $2.3 in the years ended December 31, 2012, 2011 and 2010, respectively.
The Company executed a second transaction effective January 26, 2009, in which an additional $5.0 par Alt-A RMBS portfolio owned by the Company were sold to ING Direct Bancorp. ING Direct Bancorp paid cash in the amount of $3.6 for 80% of the Company's additional $5.0 par Alt-A RMBS and included those purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. ING Direct Bancorp paid cash in the amount of $0.6 and retained the remaining 20% of this Alt-A RMBS portfolio.
On November 13, 2012, ING, all participating ING U.S., Inc. subsidiaries, including the Company, ING Support Holding and ING Bank N.V. (“ING Bank”) entered into restructuring arrangements with the Dutch State, which closed the following day (the “Termination Agreement”). Pursuant to the restructuring transaction, the Company sold the Dutch State Obligation to ING Support Holding at fair value and transferred legal title to 80% of the securities subject to the Alt-A Back-up Facility to ING Bank. The restructuring resulted in an immaterial pre-tax loss. Following the restructuring transaction, the Company continues to own 20% of the Alt-A RMBS from the first transaction. The Company has the right to sell these securities, subject to a right of first refusal granted to ING Bank.
Transfer of Registered Representatives

On January 1, 2011, IFA transferred a group of registered representatives and their related customer accounts to its broker-dealer affiliate, ING Financial Partners, Inc. and received $5.0 as consideration for the transfer. Effective January 1, 2011, IFA operates exclusively as a wholesale broker-dealer.

C-72

Form No. SAI.109622-13	ILIAC Ed. May 2013